   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 2, 2006



                           REGISTRATION NOS. 33-46488
                                    811-6603

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           PRE-EFFECTIVE AMENDMENT NO.



                        POST-EFFECTIVE AMENDMENT NO. 29

                                     AND/OR
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 33

                        (CHECK APPROPRIATE BOX OR BOXES)

                             PERFORMANCE FUNDS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 737-3676


                                 CURTIS BARNES


                               BISYS FUND SERVICES

                          100 SUMMER STREET SUITE 1500
                                BOSTON, MA 02110

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                              MICHAEL MALLOY, ESQ.

                           DRINKER BIDDLE REATH LLP
                                ONE LOGAN SQUARE
                            18th AND CHERRY STREETS
                             PHILADELPHIA, PA 19103

                   IT IS PROPOSED THAT THIS FILING WILL BECOME
                                   EFFECTIVE:


            [X]  IMMEDIATELY UPON FILING PURSUANT TO RULE 485(b)

               [ ]  ON [            ] PURSUANT TO RULE 485(b)


               [ ]  60 DAYS AFTER FILING PURSUANT TO RULE 485(a)

               [ ]  75 DAYS AFTER FILING PURSUANT TO RULE 485(a)

               [ ]  ON [            ] PURSUANT TO RULE 485(a)
                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

      [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE
                FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT

                            [PERFORMANCE FUNDS LOGO]

                             PERFORMANCE FUNDS TRUST

                            A FAMILY OF MUTUAL FUNDS

                              THE MONEY MARKET FUND

                      THE SHORT TERM GOVERNMENT INCOME FUND

                        THE INTERMEDIATE TERM INCOME FUND

                           THE STRATEGIC DIVIDEND FUND

                            THE LARGE CAP EQUITY FUND

                             THE MID CAP EQUITY FUND

                             THE LEADERS EQUITY FUND

                               CLASS A AND CLASS B
                                   PROSPECTUS


                                 OCTOBER 1, 2006


                                   QUESTIONS?
                               Call 1-800-PERFORM
                       or Your Investment Representative.


 THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                      TABLE OF CONTENTS


                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                      [ICON]

Carefully review this                             3  Overview
important section, for each
Fund's investment
strategies, risks, past
performance, and fees.
                                                MONEY MARKET FUND

                                      [ICON]

                                                  4  The Money Market Fund -- Investment Objective, Principal
                                                     Investment Strategies, Principal Investment Risks and
                                                     Performance Information
                                                  6  Fees and Expenses

                                                BOND FUNDS

                                      [ICON]

                                                  7  The Short Term Government Income Fund -- Investment
                                                     Objectives, Principal Investment Strategies, Principal
                                                     Investment Risks and Performance Information
                                                  9  The Intermediate Term Income Fund -- Investment Objectives,
                                                     Principal Investment Strategies, Principal Investment Risks
                                                     and Performance Information
                                                 11  Fees and Expenses

                                                EQUITY FUNDS

                                      [ICON]

                                                 12  The Strategic Dividend Fund -- Investment Objectives,
                                                     Principal Investment Strategies, Principal Investment Risks
                                                     and Performance Information
                                                 15  The Large Cap Equity Fund -- Investment Objectives,
                                                     Principal Investment Strategies, Principal Investment Risks
                                                     and Performance Information
                                                 17  The Mid Cap Equity Fund -- Investment Objective, Principal
                                                     Investment Strategies, Principal Investment Risks and
                                                     Performance Information
                                                 19  The Leaders Equity Fund -- Investment Objective, Principal
                                                     Investment Strategies, Principal Investment Risks and
                                                     Performance Information
                                                 22  Fees and Expenses

                                                ADDITIONAL INFORMATION

                                      [ICON]

                                                 24  Investing for Defensive Purposes
                                                 24  Portfolio Turnover

                                                FUND MANAGEMENT

                                      [ICON]

Review this section for Fund                     25  Investment Adviser
Management details on the                        25  Sub-Adviser
people and organizations who                     25  Portfolio Managers
oversee the Funds.                               27  Distributor and Administrator
                                                 27  Distribution and Shareholder Servicing
                                                     Arrangements -- Additional Payments

                                                SHAREHOLDER INFORMATION

                                      [ICON]

Review this section for                          28  Pricing of Fund Shares
shareholder information                          29  Purchasing and Adding to Your Shares
details on how shares are                        31  Selling Your Shares
valued, how to purchase,                         33  General Policies on Selling Shares
sell and exchange shares,                        35  Distribution Arrangements/Sales Charges
related fees and payments of                     37  Distribution and Service (12b-1) Fees
dividends and distributions.                     38  Exchanging Your Shares
                                                 39  Market Timing Policies
                                                 39  Service Organizations
                                                 40  Dividends, Distributions and Taxes
                                                 41  Householding
                                                 41  Disclosure of Fund Portfolio Holdings

                                                FINANCIAL HIGHLIGHTS

                                      [ICON]

                                                 42  Money Market Fund
                                                 43  Bond Funds
                                                 44  Equity Funds

                                                BACK COVER

                                      [ICON]

                                                     Where To Learn More About The Funds

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES

   OVERVIEW

   This prospectus describes the following funds offered by Performance Funds Trust (the "Funds").
                                     MONEY MARKET FUND

                                     The Money Market Fund



                                     BOND FUNDS

                                     The Short Term Government Income Fund

                                     The Intermediate Term Income Fund



                                     EQUITY FUNDS

                                     The Strategic Dividend Fund

                                     The Large Cap Equity Fund

                                     The Mid Cap Equity Fund

                                     The Leaders Equity Fund

                                     On the following pages, you will find
                                     important information about each Fund,
                                     including:

                                     - the investment objective

                                     - principal investment strategy

                                     - principal risks

                                     - performance information and

                                     - fees and expenses associated with each
                                       Fund

                                     The Funds are managed by Trustmark
                                     Investment Advisors, Inc. ("Trustmark" or the "Adviser").

   WHO MAY WANT TO INVEST?

   CONSIDER INVESTING IN THE MONEY MARKET FUND IF YOU:

        - have a low risk tolerance

        - are seeking preservation of capital

        - are investing short-term reserves

        - are willing to accept lower potential returns

   CONSIDER INVESTING IN THE BOND FUNDS IF YOU ARE:

        - looking to add a monthly income component to your portfolio

        - willing to accept the risks of price and dividend fluctuations

   CONSIDER INVESTING IN THE EQUITY FUNDS IF YOU ARE:

        - seeking a long-term goal such as retirement

        - looking to add a growth component to your portfolio

        - willing to accept the risks of investing in the stock markets

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES         MONEY MARKET FUND

   THE MONEY MARKET FUND

   INVESTMENT OBJECTIVE. As high a level of current income as is consistent with preservation of capital and liquidity.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund invests in a broad range of high quality, short-term, money instruments which have remaining maturities not to exceed 397 days. The Fund is required to maintain an average portfolio maturity of 90 days or less.


   The Fund invests in any instruments permitted under federal rules governing money market funds, including: securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities"), bank obligations, commercial paper, corporate debt securities, variable rate demand notes and repurchase agreements and other high quality short-term securities. Generally, securities in which the Fund may invest will not earn as high a yield as securities with longer maturities or of lower quality.



   The Adviser selects only those U.S. dollar-denominated debt instruments that meet the high quality and credit risk standards established by the Board of Trustees and are consistent with federal requirements applicable to money market funds. In accordance with such requirements, the Fund will purchase securities that are rated within the top two rating categories by at least two nationally recognized statistical rating organizations ("Rating Agency") or, if only one Rating Agency has rated the security, within the top two ratings by that Rating Agency, or if not rated, the securities are deemed of comparable quality pursuant to standards adopted by the Board of Trustees. The Fund's investments in securities with the second-highest rating (or deemed of comparable quality) may not exceed 5% of its total assets, and all the Fund's commercial paper investments must be in the highest rating category (or deemed of comparable quality). See "Additional
   Information -- U.S. Government Securities" for additional information.


   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.

   An investment in the Fund is not a bank deposit of Trustmark National Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The Money Market Fund expects to maintain a net asset value of $1.00 per share, but there is no assurance that it will be able to do so on a continuous basis. It is possible to lose money by investing in the Fund.

   There can be no assurance that the investment objective of the Fund will be achieved.

   SELECTION RISK. Like all investment funds, the Fund is subject to the possibility that poor security selection will cause the Fund to underperform other funds with similar objectives.

   INTEREST RATE RISK. Interest rate risk is the possibility that the value of the instruments held by the Fund will decline due to rising interest rates. When interest rates rise, the price of most debt instruments goes down. The price of a debt instrument is also affected by its maturity.

   CREDIT RISK. Credit risk is the chance that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund's return.

   INCOME RISK. Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term debt instruments.

   More information about permissible investments can be found in the Statement of Additional Information ("SAI").

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES         MONEY MARKET FUND

   PERFORMANCE INFORMATION


   The bar chart and table provide an indication of the risks of an investment in the Money Market Fund by showing changes in the Fund's performance from year to year, and for the one year, five year and ten year periods. The returns for Class B shares will be lower than the Class A returns shown in the Fund's bar chart because of differences in expenses of each class. The table assumes that Class B shareholders redeem all their Fund shares at the end of the period indicated. Past performance does not indicate how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.


       PERFORMANCE BAR CHART AND TABLE
   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
             FOR CLASS A SHARES
   [PERFORMANCE CHART AS A %]

1996                                                                             5.07
97                                                                               5.16
98                                                                               5.05
99                                                                               4.69
00                                                                               5.89
01                                                                               3.58
02                                                                               1.10
03                                                                               0.46
04                                                                               0.65
05                                                                               2.49


                                                                         Best quarter:      Q4       2000       1.52%
                                                                         Worst quarter:     Q2       2004       0.08%


                                           For the period January 1, 2006
                                           through June 30, 2006 the aggregate
                                           (non-annualized) total return of the
                                           Fund's Class A Shares was 1.97%.



                                                                              ONE           FIVE           TEN
    AVERAGE ANNUAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31, 2005)(1)     YEAR           YEARS         YEARS
                                                                            -------------------------------------
     CLASS A SHARES                                                          2.49%          1.65%         3.39%
                                                                            -------------------------------------
     CLASS B SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)      (2.70)%         0.91%         3.02%
    -----------------------------------------------------------------------------------------------------------



   (1) As of December 31, 2005 the 7-day current yields of the Fund's Class A and B shares were 3.55% and 2.80%, respectively. For current yield information on the Fund, call 1-800-PERFORM. The Money Market Fund's yields appear in The Wall Street Journal each Thursday. The table above reflects the impact of any contingent deferred sales charges that apply to Class B shares of the Money Market Fund.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES         MONEY MARKET FUND

   FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                     FEE TABLE


                                                                             THE MONEY MARKET FUND
                                                                       CLASS A SHARES      CLASS B SHARES
    -----------------------------------------------------------------------------------------------------
    SHAREHOLDER FEES
      (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
      (as a % of offering price)                                            0.00%               0.00%
    Maximum Deferred Sales Charge (Load)(1)                                 0.00%               5.00%
    ANNUAL FUND OPERATING EXPENSES
      (expenses that are deducted from fund assets)
    Management Fees(2)                                                      0.30%               0.30%
    Distribution and Service (12b-1) Fees(2)                                0.35%               1.00%
    Other Expenses(3)                                                       0.21%               0.21%
                                                                            ----                ----
    TOTAL ANNUAL FUND OPERATING EXPENSES(2)                                 0.86%               1.51%
                                                                            ====                ====


   (1) A Contingent Deferred Sales Charge (CDSC) on Class B Shares declines over six years starting with year one and ending in year seven as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.


   (2) The Adviser and Distributor are voluntarily waiving a portion of their advisory fee and Class A Shares' 12b-1 fees, respectively for the Money Market Fund. Total Fund Operating Expenses for the Money Market Fund after these fee waivers for Class A Shares and Class B Shares are expected to be 0.72% and 1.22%, respectively. The fee waivers for the Money Market Fund may be revised or cancelled at any time.



   (3) The Fund may pay fees (included in "Other Expenses") up to a maximum of 0.35% of the Fund's average daily net assets attributable to each of Class A shares and Class B shares to certain financial organizations ("Service Organizations") that provide certain administrative services to the holders of Class A and Class B shares, respectively, but will limit such fees to 0.08% of the Fund's net assets of the respective class held in such accounts involving that Service Organization during the current fiscal year. See "Shareholder Information -- Service Organizations" below for additional information.


   EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE
   ASSUMES:

     - $10,000 INVESTMENT

     - 5% ANNUAL RETURN

     - REDEMPTION AT THE END OF EACH PERIOD


     - NO CHANGES IN THE FUND'S OPERATING EXPENSES


     - REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

   ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


                                                                THE MONEY MARKET FUND
                                                                                  CLASS B
                                                                                   SHARES
                                                           CLASS A    CLASS B     WITHOUT
                                                            SHARES     SHARES    REDEMPTION
    ---------------------------------------------------------------------------------------
    ONE YEAR AFTER PURCHASE                                 $   88     $  654      $  154
    THREE YEARS AFTER PURCHASE                              $  274     $  777      $  477
    FIVE YEARS AFTER PURCHASE                               $  477     $1,024      $  824
    TEN YEARS AFTER PURCHASE                                $1,061     $1,626      $1,626

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS

   THE SHORT TERM GOVERNMENT INCOME FUND

   INVESTMENT OBJECTIVES. As high a level of current income as is consistent with limiting the risk of potential loss.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its assets in U.S. Government Securities. The Fund will provide notice to shareholders at least 60 days prior to any change to this nonfundamental policy. Under normal market conditions, the Fund will maintain a dollar weighted average portfolio of less than three years with a maximum effective maturity of five years for any individual security. The Fund focuses on maximizing income consistent with prudent investment risk within this maturity range and credit and risk tolerances established for the Fund. The Fund typically seeks to increase its total return by shortening the average maturity of its portfolio securities when it expects interest rates to increase and lengthening the average maturity to take advantage of expected interest rate declines.


   Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a "GSE") acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities. A Fund treats mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.



   The Fund may also invest, under normal conditions, up to 20% of its assets in bank obligations, commercial paper, investment grade corporate debt securities, investment grade mortgage and asset-backed securities and other debt securities, including money market securities which are of comparable quality in the Adviser's opinion. Investment grade securities are those rated in the four highest categories by a nationally recognized statistical rating organization, or if unrated, determined to be compatible in quality by the Adviser. The Adviser will sell securities based upon the Fund's current strategic outlook. For temporary, defensive investments see "Additional Information -- Investing for Defensive Purposes."


   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The Fund will invest primarily in fixed income securities, which present a lesser potential for capital appreciation than equity securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

   MARKET RISK. Market risk means that the bond market in general will fluctuate, which may affect the performance of any individual fixed income security.

   SELECTION RISK. Selection risk means that the particular bonds that are selected for a Fund may underperform the market or other funds with similar objectives.

   INTEREST RATE RISK. All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of a Fund's bond investments, and of its shares, will decline. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities, bonds with interest rate reset provisions, notes or money market instruments.

   CREDIT RISK. To the extent the Fund invests in non-U.S. Government debt securities, they are subject to greater credit risk. Bonds are subject to the risk that the issuer may not make timely payments of principal and interest, or may default. This risk increases as the credit rating of an instrument or its issuer decreases. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in the four highest rating categories. Obligations rated in the fourth highest rating category are considered to have speculative characteristics. If an issuer of fixed income securities defaults on its obligations to pay interest and repay principal, or a bond's credit rating is downgraded, the Fund could lose money.

   PREPAYMENT RISK. When interest rates decline, the Fund's investments in mortgage-related securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. When such a prepayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal. When interest rates rise, such securities are subject to the risk that an expected level of prepayments will not occur, resulting in a longer effective maturity of the security. As a result, the value of the securities may decline.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS

   CALL RISK. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" -- or repay -- a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

   More information about permissible investments can be found in the SAI.

   PERFORMANCE INFORMATION

   The bar chart and table provide an indication of the risks of an investment in the Short Term Government Income Fund's Class A Shares by showing changes in the Fund's performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index. The Merrill Lynch 1-3 Year U.S. Treasury/Agency Index in the table below, is an unmanaged index comprised of U.S. Treasury issues, debt securities of U.S. Government agencies guaranteed by the U.S. Government and corporate debt securities. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions, and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.


                                                                         Best quarter:      Q3      2001       2.96%
                                                                         Worst quarter:     Q2      2004      (0.73)%


                                           For the period January 1, 2006
                                           through June 30, 2006, the aggregate
                                           (non-annualized) total return of the
                                           Fund's Class A Shares was 0.89%.(1)


            PERFORMANCE BAR CHART
   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
            FOR CLASS A SHARES(1)
   [PERFORMANCE CHART AS A %]

1996                                                                             3.91
97                                                                               6.03
98                                                                               6.01
99                                                                               2.35
00                                                                               7.59
01                                                                               7.36
02                                                                               4.93
03                                                                               0.67
04                                                                               0.71
05                                                                               1.20

   (1) Excluding sales charges, which if included, would cause return(s) to be lower.

   PERFORMANCE TABLE


   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as qualified retirement plans.



         AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2005         ONE YEAR          FIVE YEARS            TEN YEARS
                                                                  ------------------------------------------------------
     CLASS A SHARES RETURN BEFORE TAXES(2)                         (1.79)%             2.30%                 3.72%
                                                                  ------------------------------------------------------
     CLASS A SHARES RETURN AFTER TAXES ON DISTRIBUTIONS(2)         (2.72)%             1.08%                 2.07%
                                                                  ------------------------------------------------------
     CLASS A SHARES RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES(2)                                                  (1.17)%             1.23%                 2.14%
    --------------------------------------------------------------------------------------------------------------------
     MERRILL LYNCH 1-3 YEAR U.S. TREASURY/AGENCY INDEX
      (INDEX ABOVE REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                         1.70%             3.76%                 4.85%
    --------------------------------------------------------------------------------------------------------------------



   (2) Return reflects performance after sales charges and expenses are deducted.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS

   THE INTERMEDIATE TERM INCOME FUND

   INVESTMENT OBJECTIVES. A high level of current income. Total return, within certain parameters, is a secondary consideration.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 65% of its net assets in U.S. Government Securities. The Fund will normally have a dollar weighted average portfolio maturity of 3-10 years. While maturity and credit quality are the most important investment factors, the Fund also considers (1) current yield and yield to maturity and (2) potential for capital gain when making investment decisions.

   Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. Agency securities are issued or guaranteed by a federal agency or a GSE acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities. The Fund treats mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.


   The Fund may also invest under normal conditions, up to 35% of its net assets in bank obligations, commercial paper, investment grade corporate debt securities, investment grade mortgage and asset-backed securities and other debt securities, including money market securities which are of comparable quality in the Adviser's opinion. There are no restrictions on the maturity of any individual investments of the Fund. The Adviser will sell securities based upon the Fund's current strategic outlook. For temporary, defensive investments see "Additional Information -- Investing for Defensive Purposes."


   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The Fund will invest primarily in fixed income securities, which present a lesser potential for capital appreciation than equity securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

   MARKET RISK. Market risk means that the bond market in general will fluctuate, which may affect the performance of any individual fixed income security.

   SELECTION RISK. Selection risk means that the particular bonds that are selected for a Fund may underperform the market or other funds with similar objectives.

   INTEREST RATE RISK. All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of a Fund's bond investments, and of its shares, will decline. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities, bonds with interest rate reset provisions, notes or money market instruments.

   CREDIT RISK. To the extent the Fund invests in non-U.S. Government debt securities, they are subject to greater credit risk. Bonds are subject to the risk that the issuer may not make timely payments of principal and interest, or may default. This risk increases the lower the credit rating of an instrument or its issuer. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in the four highest rating categories. Obligations rated in the fourth highest rating category are considered to have speculative characteristics. If an issuer of fixed income securities defaults on its obligations to pay interest and repay principal, or a bond's credit rating is downgraded, the Fund could lose money.

   PREPAYMENT RISK. When interest rates decline, the Fund's investments in mortgage-related securities are subject to the risk that the principal amount of the underlying mortgage may be prepaid prior to the bond's maturity date. When such a prepayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal. When interest rates rise, such securities are subject to the risk that an expected level of prepayments will not occur, resulting in a longer effective maturity of the security. As a result, the value of the securities may decline.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS

   CALL RISK. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" -- or repay -- a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally high for longer-term bonds.

   More information about permissible investments can be found in the SAI.

   PERFORMANCE INFORMATION
   The bar chart and table provide an indication of the risks of an investment in the Intermediate Term Income Fund by showing changes in the Fund's performance from year to year, and for the one year, five year and ten year periods as compared to a broad-based securities index. The Merrill Lynch Government/Corporate Master Index in the table below, is an unmanaged index comprised of U.S. Treasury issues, debt securities of U.S. Government agencies guaranteed by the U.S. Government and corporate debt securities. The returns for Class B Shares will be lower than the Class A Shares' returns shown in the bar chart because expenses of the classes differ. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions, and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, the Fund's performance would have been lower.

            PERFORMANCE BAR CHART
   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
            FOR CLASS A SHARES(1)
   [PERFORMANCE CHART AS A %]

1996                                                                              1.12
97                                                                                8.97
98                                                                                8.22
99                                                                               -4.14
00                                                                               11.46
01                                                                                7.82
02                                                                                9.58
03                                                                                2.58
04                                                                                3.49
05                                                                                1.36

   (1) Excludes sales charges, which, if
       included, would cause returns to be
       lower.



                                                                         Best quarter:      Q3      2001       4.84%
                                                                         Worst quarter:     Q1      1996      (2.69)%



                                           For the period January 1, 2006
                                           through June 30, 2006, the aggregate
                                           (non-annualized) total return of the
                                           Fund's Class A Shares was (0.22)%.(1)


   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as qualified retirement plans. After-tax returns for Class B Shares are not shown and will vary with those of Class A Shares.



         AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2005         ONE YEAR          FIVE YEARS         TEN YEARS
                                                                  -----------------------------------------------
     CLASS A SHARES RETURN BEFORE TAXES(2)                          (3.95)%            3.80%              4.38%
                                                                  -----------------------------------------------
     CLASS A SHARES RETURN AFTER TAXES ON DISTRIBUTIONS(2)          (5.43)%            2.00%              2.37%
                                                                  -----------------------------------------------
     CLASS A SHARES RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES(2)                                                   (2.57)%            2.16%              2.47%
                                                                  -----------------------------------------------
     CLASS B SHARES RETURN BEFORE TAXES(3)                          (4.15)%            3.81%              4.38%
    -------------------------------------------------------------------------------------------------------------
     MERRILL LYNCH GOVERNMENT/CORPORATE MASTER INDEX
      (INDEX ABOVE REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                         2.52%             6.07%              6.19%
    -------------------------------------------------------------------------------------------------------------



   (2) Return reflects performance after sales charges and expenses are deducted.


   (3) Return reflects performance after the applicable contingent deferred sales charges and expenses are deducted.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS

   FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Funds.

                                     FEE TABLE


                                                              THE SHORT TERM
                                                             GOVERNMENT INCOME      THE INTERMEDIATE TERM
                                                                   FUND                  INCOME FUND
                                                                  CLASS A           CLASS A       CLASS B
                                                                  SHARES             SHARES        SHARES
    ------------------------------------------------------------------------------------------------------
    SHAREHOLDER FEES
      (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases(1)            3.00%              5.25%         0.00%
    Maximum Deferred Sales Charge (Load)(2)                        0.00%              0.00%         5.00%
    ANNUAL FUND OPERATING EXPENSES
      (expenses that are deducted from fund assets)
    Management Fees                                                0.40%              0.50%(3)      0.50%(3)
    Distribution and Service (12b-1) Fees                          0.35%(3)           0.35%(3)      1.00%
    Other Expenses(4)                                              0.27%              0.34%         0.34%
                                                                   ----               ----          ----
    TOTAL ANNUAL FUND OPERATING EXPENSES                           1.02%(3)           1.19%(3)      1.84%(3)
                                                                   ====               ====          ====
    (1) LOWER SALES CHARGES ARE AVAILABLE DEPENDING UPON THE AMOUNT INVESTED. For investments of more than
        $1 million, no sales charges apply; however, a contingent deferred sales charge ("CDSC") is applicable to redemptions within 12 months of purchase. See "Distribution Arrangements."
    (2) A CDSC on Class B shares declines over six years starting with year one and ending in year seven as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.
    (3) The Adviser is voluntarily waiving a portion of the advisory fee of the Intermediate Term Income
        Fund. The Distributor is voluntarily waiving a portion of the Class A Shares' 12b-1 fees. Total
        Fund Operating Expenses after these fee waivers are expected to be as shown below. These fee waivers and limitations may be revised or cancelled at any time.
          Waiver of Fund Expenses                                  0.09%              0.15%         0.05%
          Total Actual Annual Fund Operating Expenses
      (After Waivers)                                              0.93%              1.04%         1.79%
    (4) The Fund may pay fees (included in "Other Expenses") up to a maximum of 0.35% of the Fund's average daily net assets attributable to each of Class A shares and Class B shares to certain financial organizations ("Service Organizations") that provide certain administrative services to the holders of Class A and Class B shares, respectively, but will limit such fees to 0.08% of a
        Fund's net assets of the respective class held in such accounts involving that Service
        Organization during the current fiscal year. See "Shareholder Information -- Service
        Organizations" below for additional information.


   EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE
   ASSUMES:

       - $10,000 INVESTMENT                                           - NO CHANGES IN THE FUND'S OPERATING EXPENSES
       - 5% ANNUAL RETURN                                             - REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS
       - REDEMPTION AT THE END OF EACH PERIOD

   ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


                                            THE SHORT TERM        THE INTERMEDIATE TERM INCOME FUND
                                              GOVERNMENT                                     CLASS B
                                             INCOME FUND                                      SHARES
                                               CLASS A          CLASS A       CLASS B        WITHOUT
                                                SHARES           SHARES        SHARES       REDEMPTION
------------------------------------------------------------------------------------------------------
ONE YEAR AFTER PURCHASE                         $  401           $  640        $  687         $  187
THREE YEARS AFTER PURCHASE                      $  615           $  883        $  879         $  579
FIVE YEARS AFTER PURCHASE                       $  846           $1,145        $1,195         $  995
TEN YEARS AFTER PURCHASE                        $1,510           $1,892        $1,989         $1,989

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   THE STRATEGIC DIVIDEND FUND

   INVESTMENT OBJECTIVES. High level of current income and long term growth of income consistent with preservation of capital. This objective is non-fundamental and may be changed by Trustees of the Fund without shareholder approval.


   PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund invests at least 65% of its total assets in income-producing equity securities (including common stocks, preferred stocks, convertible securities and real estate investment trusts also known as "REITs"). The Fund's Sub-Adviser seeks to achieve the Fund's investment objectives by investing in income-producing equity instruments and investment grade quality debt securities in the 10 economic sectors of the Standard & Poor's 500(R) Composite Stock Index ("S&P 500(R) Index"). The ten economic sectors are Energy, Materials, Industrials, Consumer Discretionary, Consumer Staples, Healthcare, Financials, Information Technology, Utilities and Telecommunication Services.


   The Fund's Sub-Adviser expects that a significant portion of the Fund's equity holdings will represent stocks of domestic large capitalization companies (i.e., having market capitalizations of at least $3 billion) that
   (1) currently generate a high yield in the form of dividends with modest dividend growth or (2) pay a modest dividend but have exhibited significant growth in dividends together with a company commitment to grow dividends and an economic ability to achieve dividend growth. The Sub-Adviser will determine the sectors in which particular industries and companies belong on the basis of relevant market and business considerations. Companies will be assigned to sectors based on their principal business activity as reflected by gross revenues. Portfolio securities are typically sold when the assessments of the Fund's Sub-Adviser of the income or growth potential of such securities materially change.


   In pursuing its investment strategy and in response to changes in the general economy or within particular sectors, the Fund may increase, decrease or eliminate entirely a particular sector's representation in the Fund's portfolio. At no time will any one sector comprise more than 50% of the Fund's total assets nor will 25% or more of the Fund's total assets be concentrated in the securities of companies falling into any one industry. Neither the Adviser nor the Sub-Adviser anticipates that the Fund's investment in a single, specific sector will comprise as much as 50% of the Fund's assets. With respect to the Fund's investments in fixed income securities, the Fund will invest in securities with individual maturities between 1 and 25 years. However, from time to time, the Fund may invest in fixed income securities having remaining maturities of 90 days or less.



   The Fund is non-diversified as defined in the Investment Company Act of 1940, as amended (the "1940 Act").


   The Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.

   The Fund may invest temporarily for defensive purposes up to 100% of its total assets in debt securities rated A or better by a Rating Agency, bank obligations and money market instruments. The Fund may not achieve its investment objective when it invests for defensive purposes.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

   MARKET RISK. Market risk means that the stock market in general will fluctuate, which may affect the performance of any individual stock.

   SELECTION RISK. Selection risk means that the particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.

   CREDIT RISK. Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.

   DERIVATIVE INSTRUMENTS RISK. Because the Fund is permitted to invest in certain derivative instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not associated with direct investments in such instruments, indexes or assets.

   INCOME RISK. Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.

   INTEREST RATE RISK. All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of a Fund's bond investments, and of its shares, will decline. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities, bonds with interest rate reset provisions, notes or money market instruments.

   CALL RISK. If interest rates fall, it is possible that issuers of callable securities held by the Fund will call or prepay their securities before their maturity dates. In this event, the proceeds from the called securities would most likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund's income and distributions to shareholders and termination of any conversion option on convertible securities.


   SECTOR RISK. At times the Fund may increase the relative emphasis of its investments in a particular sector. Stocks of issuers in a particular sector are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that sector more than others. For example, REITs derive their income from (1) rents received and any profits on the sale of real estate and/or (2) mortgage interest payments. Such income stream would be subject to the risks that impact sources in the real estate industry. To the extent that the Fund has greater emphasis on investments in a particular sector, its share values may fluctuate in response to events affecting that sector.


   NON DIVERSIFICATION RISK. By investing more of its assets in a limited number of companies, the Fund's risk increases in that the performance of a particular investment may have a significant effect on the Fund's performance.

   More information about permissible investments can be found in the SAI.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   PERFORMANCE INFORMATION


   The bar chart and table provide an indication of the risks of an investment in the Strategic Dividend Fund's Class A Shares by showing changes in the Fund's performance from year to year, and for one year and since inception periods as compared to a broad-based securities index. The Dow Jones Select Dividend Index in the table below, is an unmanaged index derived from the Dow Jones U.S. Total Market Index, which covers approximately 95% of U.S. market capitalization. Stocks are screened by dividend-per-share growth rate, dividend payout ratio and average daily dollar trading volume, and are selected based on dividend yield. Stated Objective: to represent the top 100 U.S. stocks by dividend yield. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions, and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.




                                                                         Best quarter:      Q3       2005       2.89%
                                                                         Worst quarter:     Q4       2005       0.69%



                                           For the period January 1, 2006
                                           through June 30, 2006, the aggregate
                                           (non-annualized) total return of the
                                           Fund's Class A Shares was 6.14%.(1)



            PERFORMANCE BAR CHART


   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
            FOR CLASS A SHARES(1)

   [PERFORMANCE CHART AS A %]

2005                                                                             4.63


   (1) Excluding sales charges, which if included, would cause return(s) to be lower.



   PERFORMANCE TABLE



   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.



                                                                                      SINCE INCEPTION
         AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2005         ONE YEAR          (NOVEMBER 9, 2004)
                                                                  ------------------------------------------------------
     CLASS A SHARES RETURN BEFORE TAXES(2)                           (0.86)%                 2.22%
                                                                   ------------------------------------
     CLASS A SHARES RETURN AFTER TAXES ON DISTRIBUTIONS(2)           (1.36)%                 1.64%
                                                                   ------------------------------------
     CLASS A SHARES RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES(2)                                                      0.01%                 1.77%
    ---------------------------------------------------------------------------------------------------
     DOW JONES SELECT DIVIDEND INDEX
      (INDEX ABOVE REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                           3.79%                 5.63%
    ---------------------------------------------------------------------------------------------------



   (2) Return reflects performance after sales charges and expenses are deducted.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   THE LARGE CAP EQUITY FUND

   INVESTMENT OBJECTIVES. Long-term capital appreciation. Income generation is a secondary consideration.


   PRINCIPAL INVESTMENT STRATEGIES. The Fund will normally invest at least 80% of its assets in common stocks of large, well-established U.S. companies with market capitalizations exceeding, at the time of purchase, the minimum company capitalization of the S&P 500(R) Index. The Fund will provide notice to shareholders at least 60 days prior to any change to this nonfundamental policy. As of June 30, 2006, the minimum company capitalization of the S&P 500(R) Index was $1.3 billion. The Fund's Adviser focuses on stocks that it believes are undervalued in terms of price or other financial measurements. In particular, the Adviser selects companies for investment using both quantitative and qualitative analysis to identify those issuers that, in the Adviser's opinion, exhibit above average earnings growth and are attractively valued utilizing a multi-factor model. The quantitative multi-factor approach analyzes companies in six broad categories of relative valuation. These categories are measures of (1) value; (2) yield; (3) price and earnings momentum; (4) historical and projected earnings growth; (5) price and earnings risk; and (6) liquidity. The Fund may also purchase dividend paying stocks of particular issuers when the issuer's dividend record may, in the Adviser's opinion, have a favorable influence on the securities' market value. The Adviser will consider selling securities which no longer meet the Fund's criteria for investing.


   The Fund may also invest, under normal market conditions, up to 20% of its assets in stocks issued by companies with smaller market capitalizations than those included in the S&P 500(R) Index, foreign securities, American Depositary Receipts ("ADRs"), preferred stock, warrants, convertible securities, money market instruments and stock or index options and futures contracts.

   The Fund may invest temporarily for defensive purposes up to 100% of its total assets in debt securities rated A or better by a Rating Agency, bank obligations and money market instruments. The Fund may not achieve its investment objective when it invests for defensive purposes.

   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

   MARKET RISK. Market risk means that the stock market in general will fluctuate, which may affect the performance of any individual stock.

   SELECTION RISK. Selection risk means that the particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.

   VALUE STOCKS. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down. The Fund's investments in value stocks may produce more modest gains than more aggressive stock funds.

   CAPITALIZATION RISK. Although the Fund invests only a small portion of its assets in small capitalization stocks, it is subject to capitalization risk. Stocks of smaller companies carry higher risks than those of larger companies. They may trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the desired price. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies.


   FOREIGN INVESTMENT RISK. Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, including adverse effects due to the euro conversion; (2) political and financial instability; (3) less liquidity and greater volatility of foreign investments; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (6) increased price volatility; and (7) delays in transaction settlement in some foreign markets.


   More information about permissible investments can be found in the SAI.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   PERFORMANCE INFORMATION

   The bar chart and table provide an indication of the risks of an investment in the Large Cap Equity Fund by showing changes in the Fund's performance from year to year, and for the one year, five year and ten year periods as compared to a broad-based securities index. The S&P 500(R) Index, in the table below, is an unmanaged index of common stocks representative of the large company sector of the equity market. The returns for Class B Shares will be lower than the Class A Shares' returns shown in the bar chart because expenses of the classes differ. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions, and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.

            PERFORMANCE BAR CHART
   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
            FOR CLASS A SHARES(1)
   [PERFORMANCE CHART AS A %]

1996                                                                             23.49
97                                                                               32.67
98                                                                               28.45
99                                                                               15.37
00                                                                              -12.84
01                                                                              -10.53
02                                                                              -21.97
03                                                                               19.69
04                                                                               10.77
05                                                                                7.40

   (1) Excludes sales charges, which if
   included, would cause returns to be
   lower.


                                                                         Best quarter:      Q4     1998      20.56%
                                                                         Worst quarter:     Q3     2002     (15.97)%


                                           For the period January 1, 2006
                                           through June 30, 2006, the aggregate
                                           (non-annualized) total return of the
                                           Fund's Class A Shares was 2.94%.(1)


   PERFORMANCE TABLE


   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as qualified retirement plans. After-tax returns for Class B Shares are not shown and will vary with those of Class A Shares.



         AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2005         ONE YEAR          FIVE YEARS         TEN YEARS
                                                                  -----------------------------------------------
     CLASS A SHARES RETURN BEFORE TAXES(2)                           1.77%              (1.19)%           7.14%
                                                                  -----------------------------------------------
     CLASS A SHARES RETURN AFTER TAXES ON DISTRIBUTIONS(2)          (0.50)%             (2.99)%           5.65%
                                                                  -----------------------------------------------
     CLASS A SHARES RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES(2)                                                    4.19%              (1.36)%           5.90%
                                                                  -----------------------------------------------
     CLASS B SHARES RETURN BEFORE TAXES(3)                           2.10%              (1.09)%           7.15%
    -------------------------------------------------------------------------------------------------------------
     S&P 500(R) INDEX
      (INDEX ABOVE REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                         4.91%               0.54%            9.07%
    -------------------------------------------------------------------------------------------------------------



   (2) Return reflects performance after sales charges and expenses are deducted.


   (3) Return reflects performance after the applicable contingent deferred sales charges and expenses are deducted.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   THE MID CAP EQUITY FUND

   INVESTMENT OBJECTIVE. Growth of capital by attempting to outperform the S&P MidCap 400 Index.


   PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its assets in common stocks of mid-sized companies (those within the range of market capitalizations included in the S&P MidCap 400 Index). The Fund will provide notice to shareholders at least 60 days prior to any change to this nonfundamental policy. The Fund's Adviser selects stocks that it believes are undervalued, and have the potential for future earnings growth. The S&P MidCap 400 Index contains 400 domestic stocks with market capitalization ranging from $300 million to $10 billion as of June 30, 2006.


   The Adviser will rely extensively upon computer models developed by it for stock selection. The disciplined approach which is based on input of the Fund's companies' fundamentals allows it to rank the 400 stocks in the S&P MidCap 400 Index in order of attractiveness. The Fund, depending on the size, will contain anywhere from approximately 40 to 120 of the most attractive stocks ranked by the model. The Adviser may also rely upon other factors both fundamental and non-fundamental in determining the composition of the Fund.

   Factors considered by the Adviser when selecting the most attractive stocks include the following: (1) company profitability; (2) dividend yield; (3) earnings volatility; (4) proprietary valuation model; (5) proprietary analysis of earnings momentum; (6) relative valuation and relative earnings momentum; and (7) composite rank. The Adviser will consider selling those securities which no longer meet the Fund's criteria for market capitalization.

   The Fund may also invest, under normal market conditions, up to 20% of its assets, in preferred stock, warrants, foreign securities/ADRs, equity securities of larger capitalized companies, convertible securities, money market instruments and stock or index options and futures contracts.

   The Fund may invest temporarily for defensive purposes up to 100% of its total assets in non-equity securities, money market instruments and in the equity securities of larger capitalized companies. The Fund may not achieve its investment objective when it invests for defensive purposes.

   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

   MARKET RISK. Market risk means that the stock market in general will fluctuate, which may affect the performance of any individual stock.

   SELECTION RISK. Selection risk means that the particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.

   CAPITALIZATION RISK. Stocks of smaller and mid-sized companies carry higher risks than those of larger companies. They may trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the desired price. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund's net asset value may be subject to rapid and substantial changes.

   VALUE STOCKS. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down. The Fund's investments in value stocks may produce more modest gains than more aggressive stock funds.


   FOREIGN INVESTMENT RISK. Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, including adverse effects due to the euro conversion; (2) political and financial instability; (3) less liquidity and greater volatility of foreign investments; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (6) increased price volatility; and (7) delays in transaction settlement in some foreign markets.


   More information about permissible investments can be found in the SAI.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   PERFORMANCE INFORMATION

   The bar chart and table provide an indication of the risks of an investment in the Mid Cap Equity Fund by showing changes in the Fund's performance from year to year, and for the one year, five year and since inception periods as compared to a broad-based securities index. The S&P MidCap 400 Index in the table below is an unmanaged index of 400 selected common stocks of mid sized companies. The Russell MidCap Index is an unmanaged capitalization weighted index that tracks the performance of the smallest 800 securities as ranked by total market capitalization in the medium-sized securities universe. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future. The returns for Class B Shares will be lower than the Class A Shares' returns shown in the bar chart because expenses of the classes differ. Both the chart and the table assume reinvestment of dividends and distributions, and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.

            PERFORMANCE BAR CHART
   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
            FOR CLASS A SHARES(1)
   [PERFORMANCE CHART AS A %]

1996                                                                             26.69
97                                                                               31.45
98                                                                                5.40
99                                                                               13.36
00                                                                                3.91
01                                                                               -6.70
02                                                                              -12.02
03                                                                               31.94
04                                                                               15.49
05                                                                               13.69

   (1) Excludes sales charges, which if
   included, would cause returns to be
   lower.


                                                                         Best quarter:      Q4      1998       19.42%
                                                                         Worst quarter:     Q3      1998      (15.51)%


                                           For the period January 1, 2006
                                           through June 30, 2006, the aggregate
                                           (non-annualized) total return of the
                                           Fund's Class A Shares was 2.40%.(1)


   PERFORMANCE TABLE


   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as qualified retirement plans. After-tax returns for Class B Shares are not shown and will vary with those of Class A Shares.



    AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2005              ONE YEAR          FIVE YEARS         TEN YEARS
                                                                  ---------------------------------------------------------
     CLASS A SHARES RETURN BEFORE TAXES(2)                           7.74%             6.14%              10.79%
                                                                  ------------------------------------------------------
     CLASS A SHARES RETURN AFTER TAXES ON DISTRIBUTIONS(2)           5.60%             4.70%               8.86%
                                                                  ------------------------------------------------------
     CLASS A SHARES RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES(2)                                                    7.93%             4.96%               8.77%
                                                                  ------------------------------------------------------
     CLASS B SHARES RETURN BEFORE TAXES(3)                           7.95%             6.17%              10.76%
    -------------------------------------------------------------------------------------------------------------
     S&P MIDCAP 400 INDEX
      (INDEX ABOVE REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                        12.56%             8.60%              14.36%
    -------------------------------------------------------------------------------------------------------------
     RUSSELL MIDCAP INDEX
      (INDEX ABOVE REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                        12.65%             8.45%              12.49%
    -------------------------------------------------------------------------------------------------------------



   (2) Return reflects performance after sales charges and expenses are deducted.


   (3) Return reflects performance after the applicable contingent deferred sales charges and expenses are deducted.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   THE LEADERS EQUITY FUND

   INVESTMENT OBJECTIVE. Long-term capital appreciation. This objective is non-fundamental and may be changed by the Trustees of the Fund without shareholder approval.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its assets in equity securities of (1) companies with market capitalizations greater than $500 million at the time of purchase and (2) companies whose stock price and other fundamentals are considered by the Adviser to be in the top 25% of equity markets as measured by various financial industry research companies and other independent organizations providing similar services. The Fund typically focuses its investments in a core group of 15-50 stocks and is a diversified fund. In selecting securities, the Adviser will pursue an investment blend of two types of stocks:

     - Growth stocks typically represent financially secure firms with established operating histories that are proven leaders in their industry or market sector. These companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share and in companies not meeting the foregoing criteria if such companies are expected to undergo an acceleration in growth of earnings because of special factors such as new management, new products or changes in consumer demand.

     - Value stocks typically represent companies which the Adviser believes to be undervalued relative to assets, earnings, growth potential or cash flows. Investment decisions are based upon fundamental research and internally developed valuations systems.

   The Adviser uses a "bottom up" approach in selecting stocks which means that the Adviser looks primarily at individual issuers against the context of broader market factors. The Fund is not limited by a fixed allocation of assets to either growth or value stocks and depending upon the economic environment and judgment of the Adviser, may emphasize either growth stocks or value stocks to the exclusion of the other. As part of its "bottom up" stock selection, the Adviser considers factors which (1) have contributed to a company's past or present stock price performance or (2) it believes will contribute to a company's future stock price performance. Such factors include the company's (1) solid fundamentals (e.g., a strong earnings, earnings growth and earnings resilience), (2) specific market expertise or dominance, (3) franchise durability and pricing power, and (4) strong management. Based on the foregoing criteria, the companies selected by the Adviser are generally included in the top quartile of stock price indexes or other unmanaged measures of such criteria. The Adviser considers these companies "Leaders" in their respective categories, whether a broad market, industry or sector category.

   The Fund usually will sell portfolio securities if:


     - the price of the security is overvalued;



     - the companies' earnings are consistently lower than expected;



     - more favorable opportunities are identified.



   The Fund may trade its investments without regard to the length of time they have been owned by the Fund. The Fund's portfolio turnover may exceed 200%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may adversely affect the Fund's performance. For temporary, defensive investments see "Additional Information -- Investing for Defensive Purposes."

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

   MARKET RISK. Market risk means that the stock market in general has ups and downs, which may affect the performance of any individual stock.

   SELECTION RISK. Selection risk means that the particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.

   VALUE STOCKS. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down. The Fund's investments in value stocks may produce more modest gains than more aggressive stock funds.

   GROWTH STOCKS. Investments in growth stocks may lack the dividend yield that can cushion stock prices in market downturns. Growth companies often are expected to increase their earnings at a certain rate. If expectations are not met, investors can punish the stocks, even if earnings do increase.

   CAPITALIZATION RISK. Stocks of companies having capitalizations of less than $1 billion carry higher risks than those of larger companies. They may trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the desired price. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund's net asset value may be subject to rapid and substantial changes.

   PORTFOLIO TURNOVER RISK. An annual portfolio turnover rate of 100% or more generally involves greater transaction expenses and may result in the realization of larger amounts of capital gains, which may be taxable when distributed to shareholders.

   More information about permissible investments can be found in the SAI.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   PERFORMANCE INFORMATION

   The bar chart and table provide an indication of the risks of an investment in the Leaders Equity Fund by showing changes in the Fund's performance from year to year, and for the one year and since inception periods as compared to a broad-based securities index. Each of the Russell 1000 and Russell 1000 Growth Indexes in the table below is an unmanaged index. The returns for Class B Shares will be lower than the Class A Shares' returns shown in the bar chart because expenses of the classes differ. Past performance, including before-and after-tax returns, does not indicate how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions, and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.

       PERFORMANCE BAR CHART AND TABLE
   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
            FOR CLASS A SHARES(1)
   [PERFORMANCE CHART AS A %]

2001                                                                            -26.35
02                                                                              -22.51
03                                                                               28.12
04                                                                               18.94
05                                                                               11.10


                                                                         Best quarter:      Q2     2003      11.85%
                                                                         Worst quarter:     Q1     2001     (14.97)%


                                           For the period January 1, 2006
                                           through June 30, 2006, the aggregate
                                           (non-annualized) total return of the
                                           Fund's Class A Shares was 4.67%.(1)


   (1) Excludes sales charges, which if included, would cause returns to be lower.

   PERFORMANCE TABLE


   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as qualified retirement plans. After-tax returns for Class B Shares are not shown and will vary with those of Class A Shares.



                                                                                                     SINCE INCEPTION
         AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2005         ONE YEAR    FIVE YEAR           (SEPTEMBER 1, 2000)
                                                                  ----------------------------------------------------
     CLASS A SHARES RETURN BEFORE TAXES(2)                           5.26%        (0.22)%                  (2.51)%
                                                                  ------------------------------------------------------
     CLASS A SHARES RETURN AFTER TAXES ON DISTRIBUTIONS(2)           5.26%        (0.22)%                  (2.51)%
                                                                  ------------------------------------------------------
     CLASS A SHARES RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES(2)                                                    3.42%        (0.18)%                  (2.12)%
                                                                  ------------------------------------------------------
     CLASS B SHARES RETURN BEFORE TAXES(3)                           5.36%        (0.33)%                  (2.47)%
    -------------------------------------------------------------------------------------------------------------------
     RUSSELL 1000 INDEX
      (INDEX ABOVE REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                         6.27%         1.07%                   (1.74)%
                                                                  ------------------------------------------------------
     RUSSELL 1000 GROWTH INDEX
      (INDEX ABOVE REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                         5.26%        (3.58)%                  (9.40)%
    -------------------------------------------------------------------------------------------------------------------



   (2) Return reflects performance after sales charges and expenses are deducted.


   (3) Return reflects performance after the applicable contingent deferred sales charges and expenses are deducted.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Funds.

                                     FEE TABLE


                                                             THE LARGE CAP                THE MID CAP
                                                              EQUITY FUND                 EQUITY FUND
                                                         CLASS A       CLASS B       CLASS A       CLASS B
                                                          SHARES        SHARES        SHARES        SHARES
    -------------------------------------------------------------------------------------------------------
    SHAREHOLDER FEES (fees paid directly from your
      investment)
    Maximum Sales Charge (Load) Imposed on
      Purchases(1)                                         5.25%         0.00%         5.25%         0.00%
    Maximum Deferred Sales Charge (Load)(2)                0.00%         5.00%         0.00%         5.00%

    ANNUAL FUND OPERATING EXPENSES
      (expenses that are deducted from fund assets)
    Management Fees                                        0.60%         0.60%         0.75%         0.75%
    Distribution and Service (12b-1) Fees(3)               0.35%(3)      1.00%         0.35%(3)      1.00%
    Other Expenses                                         0.36%         0.36%         0.32%         0.31%
                                                           ----          ----          ----          ----
    TOTAL ANNUAL FUND OPERATING EXPENSES(3)                1.31%         1.96%         1.42%         2.06%
                                                           ====          ====          ====          ====
    (1) LOWER SALES CHARGES ARE AVAILABLE DEPENDING UPON THE AMOUNT INVESTED. For investments of more than
        $1 million, no sales charges apply; however, a contingent deferred sales charge ("CDSC") is applicable to redemptions within 12 months of purchase. See "Distribution Arrangements."
    (2) A CDSC on Class B shares declines over six years starting with year one and ending in year seven as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.
    (3) The Distributor is voluntarily waiving a portion of the Class A Shares' 12b-1 fee. Total Fund
        Operating Expenses after these fee waivers are expected to be as shown below. These waivers and limitations may be revised or cancelled at any time.
             Waiver of Fund Expenses                       0.10%         0.00%         0.10%         0.00%
             Total Actual Annual Fund Operating
               Expenses (After Waivers)                    1.21%         1.96%         1.32%         2.06%
    (4) The Fund may pay fees (included in "Other Expenses") up to a maximum of 0.35% of the Fund's average daily net assets attributable to each of Class A shares and Class B shares to certain financial organizations ("Service Organizations") that provide certain administrative services to the holders of Class A and Class B shares, respectively, but will limit such fees to 0.08% of a Fund's net assets of the respective class held in such accounts involving that Service Organization during the current fiscal year. See "Shareholder Information -- Service Organizations" below for additional information.



                                                                 THE LEADERS           THE STRATEGIC
                                                                 EQUITY FUND           DIVIDEND FUND
                                                             CLASS A      CLASS B         CLASS A
                                                             SHARES       SHARES           SHARES
-----------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your
  investment)
Maximum Sales Charge (Load) Imposed on Purchases(1)           5.25%        0.00%            5.25%
Maximum Deferred Sales Charge (Load)                          0.00%        5.00%(2)         0.00%

ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from fund assets)
Management Fees                                               1.00%        1.00%            0.75%
Distribution and Service (12b-1) Fees                         0.35%        1.00%            0.35%
Other Expenses                                                0.40%        0.40%            0.42%
                                                              ----         ----             ----
TOTAL ANNUAL FUND OPERATING EXPENSES(3)                       1.75%        2.40%            1.52%
FEE WAIVER(3)                                                 0.25%        0.15%            0.32%
                                                              ----         ----             ----
NET ANNUAL FUND OPERATING EXPENSES(3)                         1.50%        2.25%            1.20%
                                                              ====         ====             ====
(1) LOWER SALES CHARGES ARE AVAILABLE DEPENDING UPON THE AMOUNT INVESTED. For investments of more than $1 million, no sales charges apply; however, a contingent deferred sales charge ("CDSC") is applicable to redemptions within 12 months of purchase.
(2) A CDSC on Class B Shares declines over six years starting with year one and ending in year seven as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.
(3) The Leaders Equity Fund is contractually limiting the fees and expenses in the Class A Shares and
    Class B Shares to 1.50% and 2.25%, respectively. The Strategic Dividend Fund is limiting the fees and expenses in the Class A Shares to 1.20%. These contractual limitations are in effect until at least September 30, 2007.
(4) The Fund may pay fees (included in "Other Expenses") up to a maximum of 0.35% of the Fund's average daily net assets attributable to each of Class A shares and Class B shares to certain financial organizations ("Service Organizations") that provide certain administrative services to the holders of Class A and Class B shares, respectively, but will limit such fees to 0.08% of a
    Fund's net assets of the respective class held in such accounts involving that Service
    Organization during the current fiscal year. See "Shareholder Information -- Service
    Organizations" below for additional information.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE
   ASSUMES:


       - $10,000 INVESTMENT                                           - NO CHANGES IN THE FUND'S OPERATING EXPENSES, EXCEPT
                                                                        FOR THE EXPIRATION OF THE CURRENT CONTRACTUAL EXPENSE
       - 5% ANNUAL RETURN                                               LIMITATIONS ON SEPTEMBER 30, 2007 FOR THE LEADERS
                                                                        EQUITY FUND AND THE STRATEGIC DIVIDEND FUND
       - REDEMPTION AT THE END OF EACH PERIOD
       - REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS


   ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


                                                                     THE LARGE CAP                       THE MID CAP
                                                                      EQUITY FUND                        EQUITY FUND
                                                                                   CLASS B                            CLASS B
                                                                                    SHARES                             SHARES
                                                            CLASS A    CLASS B     WITHOUT     CLASS A    CLASS B     WITHOUT
                                                             SHARES     SHARES    REDEMPTION    SHARES     SHARES    REDEMPTION
    ---------------------------------------------------------------------------------------------------------------------------
    ONE YEAR AFTER PURCHASE                                  $  651     $  699      $  199      $  662     $  709      $  209
    THREE YEARS AFTER PURCHASE                               $  918     $  915      $  615      $  951     $  946      $  646
    FIVE YEARS AFTER PURCHASE                                $1,205     $1,257      $1,057      $1,261     $1,308      $1,108
    TEN YEARS AFTER PURCHASE                                 $2,021     $2,117      $2,117      $2,138     $2,226      $2,226



                                                                            THE LEADERS
                                                                            EQUITY FUND
                                                                                         CLASS B
                                                                                          SHARES              THE STRATEGIC
                                                                  CLASS A    CLASS B     WITHOUT              DIVIDEND FUND
                                                                   SHARES     SHARES    REDEMPTION           CLASS A SHARES
    --------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR AFTER PURCHASE                                        $  670     $  728      $  228                 $  641
    THREE YEARS AFTER PURCHASE                                     $1,024     $1,034      $  734                 $  950
    FIVE YEARS AFTER PURCHASE                                      $1,402     $1,467      $1,267                 $1,282
    TEN YEARS AFTER PURCHASE                                       $2,460     $2,564      $2,564                 $2,217

 [ICON]

 ADDITIONAL INFORMATION

   INVESTING FOR DEFENSIVE PURPOSES

   When the Adviser determines that market conditions are appropriate, each of the Equity and Bond Funds may, for temporary defensive purposes, hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include uninvested cash. Each of the Leaders Equity Fund and the Bond Funds may invest up to 100% of its total assets in money market instruments including short-term U.S. Government Securities, bank obligations and commercial paper. If a Fund is investing defensively, it will not be pursuing its investment objective.

   PORTFOLIO TURNOVER

   The portfolio turnover rate for each Fund is included in the Financial Highlights section of this Prospectus. The Funds are actively managed and, in some cases in response to market conditions, a Fund's portfolio turnover may exceed 100%. In the case of the Leaders Equity Fund, the Adviser expects the Fund's portfolio turnover to exceed 200%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may adversely affect the Fund's performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which are taxable when distributed to shareholders.

 [ICON]

 FUND MANAGEMENT

   INVESTMENT ADVISER


   Trustmark, 1701 Lakeland Drive, Jackson, Mississippi 39216, serves as investment adviser to the Funds. Trustmark is a wholly-owned subsidiary of Trustmark National Bank and is a registered investment adviser. Trustmark manages the investment and reinvestment of the assets of each Fund and continuously reviews, supervises and administers the Funds' investments. Trustmark is responsible for placing orders for the purchase and sale of the Funds' investments directly with brokers and dealers selected by it in its discretion. Prior to June 10, 2002, Trustmark Financial Services, Inc. served as investment adviser to the Funds.



   As of April 30, 2006 Trustmark had assets under management of approximately $2.5 billion. Trustmark National Bank was founded in 1890 and is the largest commercial bank headquartered in Mississippi. As of April 30, 2006, The Wealth Management Division of Trustmark National Bank had approximately $7.8 billion in assets under management and/or administration. Shares of the Funds are not guaranteed by Trustmark, its parent or affiliates, nor are they insured by the FDIC. The Adviser may make marketing assistance payments from its own resources in connection with the Funds' distribution activities and operations.



   For these advisory services, the Funds paid fees as follows during the fiscal year ended May 31, 2006:



                                                                  AS A PERCENTAGE OF
                                                                  AVERAGE NET ASSETS
                                                                   AS OF 5/31/2006
   The Money Market Fund                                                0.26%*

   The Short Term Government Income Fund                                0.40%

   The Intermediate Term Income Fund                                    0.46%*

   The Strategic Dividend Fund                                          0.53%*

   The Large Cap Equity Fund                                            0.60%

   The Mid Cap Equity Fund                                              0.75%

   The Leaders Equity Fund                                              0.78%*


    * Trustmark waived a portion of its contractual fees for these Funds for the most recent fiscal year. Contractual fees payable to the Adviser (without waivers) are 0.30% for the Money Market Fund, 0.50% for the Intermediate Term Income Fund, 0.75% for the Strategic Dividend Fund, and 1.00% for the Leaders Equity Fund.


   Information regarding the factors considered by the Board of Trustees of the Funds in connection with the most recent approval of the Investment Advisory Agreement is provided in the Funds' Annual Report for the fiscal year ended May 31, 2006.


   SUB-ADVISER


   Trustmark, at its own expense, employs Orleans Capital Management Company ("OCM") to provide certain advisory services in managing the Strategic Dividend Fund, as set forth in the "Principal Strategies" of the Fund. OCM, a SEC registered investment adviser, provides investment advisory services to institutional and other investors. Located at One Shell Plaza, 701 Poydras St., Suite 3800 New Orleans LA 70139, OCM was founded in 1991 by owners Louis
   F. Crane and Rodney J. Abele and had approximately $1.6 billion under management as of June 2006.


   PORTFOLIO MANAGERS


   Trustmark has an investment management staff of highly trained professionals who are responsible for the day-to-day management of each Performance Funds portfolio. The LARGE CAP EQUITY FUND, the STRATEGIC DIVIDEND FUND and the LEADERS EQUITY FUND are each managed by a team of Fund co-managers, research analysts, and other investment management professionals. See "Team Management" below.

 [ICON]

 FUND MANAGEMENT

   PORTFOLIO MANAGERS -- CONTINUED


   KELLY COLLINS is the Portfolio Manager of the MONEY MARKET FUND and the SHORT TERM GOVERNMENT INCOME FUND and Co-Portfolio Manager of the INTERMEDIATE TERM INCOME FUND. Mr. Collins has over 15 years of experience in the investment management industry. He has served as Portfolio Manager with Trustmark since 1991 and is responsible for managing individual and institutional investment accounts specializing in fixed income investment management.



   JONATHAN ROGERS, a Chartered Financial Analyst ("CFA"), who joined Trustmark in 1985, is Co-Portfolio Manager of the INTERMEDIATE TERM INCOME FUND. He serves as Senior Vice President and Chief Investment Officer for Trustmark and is responsible for the development and implementation of Trustmark's treasury and funds management strategy. Mr. Rogers has over 21 years of experience in the investment industry. He is a member of the CFA Institute and the CFA Society of Mississippi.



   DOUGLAS P. MUENZENMAY, CFA, who joined Trustmark as Portfolio Manager in 1997, is a member of the LEADERS EQUITY FUND team and LARGE CAP EQUITY FUND team. Mr. Muenzenmay was previously employed by Brenton Bank, N.A. from 1993 to 1997 as an equity fund Portfolio Manager. He has 13 years experience in equity mutual fund management and taxable and non-taxable fixed income management. He is currently a member of the CFA Society of Mississippi.



   DOUGLAS H. RALSTON, CFA, who joined Trustmark in 1991, is the Portfolio Manager of the MID CAP EQUITY FUND. He is also a member of the Portfolio Management Team for the LEADERS EQUITY FUND and the LARGE CAP EQUITY FUND. Mr. Ralston serves as President of Trustmark and has over 20 years of capital markets experience which includes investment banking and trust asset management. He served on the Board of Directors of the Mississippi Society of Financial Analysts and is a member of the CFA Institute. Prior to joining Trustmark, Mr. Ralston was employed by Third National Bank of Nashville.



   HEATH R. JORDAN, CFA, is a member of the Portfolio Management Team for the LEADERS EQUITY FUND and a Portfolio Manager for Trustmark. Mr. Jordan has over seven years of experience in the investment industry including securities analysis, asset allocation and quantitative modeling. Mr. Jordan is currently a member of the CFA Society of Mississippi. Mr. Jordan joined Trustmark as a Portfolio Manager in September 2001.



   BEN T. EDWARDS, a Portfolio Manager with Trustmark since January 1999, is a member of the LEADERS EQUITY FUND team. He also manages personal trust and institutional accounts and serves as an investment strategist. Prior to joining Trustmark, Mr. Edwards was employed by Suntrust Bank of Ft. Lauderdale, FL where he served as Assistant Portfolio Manager from 1996 to 1999. He has 11 years of experience in the investment management industry, including both brokerage and trust experience.



   LOUIS F. CRANE, CFA, is a member of the STRATEGIC DIVIDEND FUND investment team. Mr. Crane is President and Chief Investment Officer of OCM. He heads the investment policy committee of OCM and is directly involved with the management of all institutional accounts at OCM. He has 31 years of experience in investment management as well as broad experience in the international business arena. Prior to forming OCM in 1991, Mr. Crane was the senior fixed income manager at a major regional bank and responsible for the development of investment strategy and process. He previously served as Chief Investment Officer for two insurance companies. Mr. Crane began his investment career with Merrill Lynch & Co. in New York.



   RODNEY J. ABELE, CFA, is a member of the STRATEGIC DIVIDEND FUND investment team. Mr. Abele, Senior Fixed Income Portfolio Manager of OCM has primary responsibility for public and corporate pension funds as well as religious foundations and endowments since the inception of OCM in 1991. Formerly, Mr. Abele was an executive vice president of a major regional bank and manager of the Trust and Capital Markets Division. He began his career as a fixed income Portfolio Manager. Mr. Abele has 31 years of experience in investment management.



   L. FARRELL CRANE, JR. is a member of the STRATEGIC DIVIDEND FUND investment team. Mr. Crane is Director of Research and Chief Compliance Officer of OCM overseeing all risk analysis and regulatory reporting at OCM since 2000. He has 18 years of experience as a corporate lawyer, managing financial restructurings of both publicly and privately held institutions as well as an extensive background in the review and analysis of securities. He was formerly a partner with Kirkendall & Isgur, L.L.P. and of Counsel with Butler & Binion, L.L.P. and Fulbright & Jaworski, L.L.P. in Houston, Texas.

 [ICON]

 FUND MANAGEMENT

   PORTFOLIO MANAGERS -- CONTINUED

   EMILY C. BECKER is a member of the STRATEGIC DIVIDEND FUND investment team. Ms. Becker is Fixed Income Portfolio Manager of OCM, has responsibility for a number of institutional accounts including pension funds, religious foundations and endowments since 1994. Prior to joining OCM, Ms. Becker was an institutional investment officer at a Louisiana bank where she provided investment portfolio strategy and execution services. Ms. Becker began her career with the Trust Department at a major regional bank in Houston with principal responsibility in investment administration.


   TEAM MANAGEMENT. The team members or Co-Portfolio Managers, as noted above, for each of the LARGE CAP EQUITY FUND, LEADERS EQUITY FUND, INTERMEDIATE TERM INCOME FUND and STRATEGIC DIVIDEND FUND are jointly and primarily responsible for security analysis, industry recommendations, cash positions, purchase and sell decision making process and general daily oversight of each Fund.



   Additional information about the Portfolio Managers' compensation arrangements, other accounts managed by the Portfolio Managers, as applicable, and the Portfolio Managers' ownership of securities of the Funds they manage is available in the Funds' SAI.



   The SAI also has more detailed information about the Adviser and the other service providers.


   DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services Ohio, Inc. ("BISYS" or "Administrator") provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS also acts as the fund accountant, transfer agent and dividend paying agent of the Funds. BISYS is located at 3435 Stelzer Road, Columbus, Ohio 43219.

   Performance Funds Distributor, Inc., (the "Distributor"), 100 Summer St., Suite 1500, Boston, MA 02110, acts as the Funds' distributor. The Distributor is an affiliate of BISYS and was formed specifically to distribute the Funds.

   DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS -- ADDITIONAL PAYMENTS


   The Adviser has entered into a Distribution Services Agreement with the Distributor, whereby the Adviser has agreed that in the event that the Funds' 12b-1 fees are not sufficient to pay for certain distribution activities described elsewhere in this prospectus and disclosed below, the Adviser will use its own resources to pay the Distributor for the portion of distribution activities not paid for by the Funds' 12b-1 fees. Such payments by the Adviser, which includes what is sometimes called "revenue sharing," may be made, among other things, to supplement commissions reallowed to dealers, or more generally to promote the sale of Fund shares or to service Fund shareholders. Among other things, such payments may include, but are not limited to: (1) due diligence payments for a broker-dealer's examination of the Funds and payments for employee training and education in relation to the Funds; (2) listing fees for the placement of the Funds on a broker-dealer's list of mutual funds available for purchase by its clients; (3) marketing support fees for providing assistance in promoting the sale of Fund shares;
   (4) payments in connection with attendance at sales meetings for the promotion of the sale of Fund shares; and (5) payments for the sale of Fund shares and/or the maintenance of Fund share balances. These payments will not change the price an investor will pay for Fund shares. In some circumstances, the payments may create an incentive for a dealer, other organizations and their investment professionals to recommend or sell shares of the Funds to a client over shares of other funds. For more information, please contact your investment professional.

 [ICON]

 SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES


   HOW NET ASSET VALUE ("NAV ") IS CALCULATED



The NAV of a Fund is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                NAV =
     Total Assets - Liabilities
  ---------------------------------
    Number of Shares Outstanding
-------------------------------------


1. NAV is calculated separately for Class A and Class B shares.


2. You can find most Funds' NAV daily in The Wall Street Journal and in other newspapers.

   MONEY MARKET FUND


   The Money Market Fund's NAV is expected to be constant at $1.00 per share, although its value is not guaranteed. The Fund's NAV is normally determined at 12:00 noon, Eastern time, on each Business Day. A Business Day is any day on which the New York Stock Exchange ("NYSE") and the Federal Reserve Bank are open and excludes the following holidays: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, Columbus Day and Veterans' Day. See note about "Alternative Closing Time" below. The Money Market Fund values its securities at their amortized cost, which approximates market value. The amortized cost method involves valuing a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.


   OTHER FUNDS


   The per share NAV for each non-Money Market Fund is determined and its shares are normally priced at the close of regular trading on the NYSE, or at 4:00 p.m., Eastern time, whichever is earlier, on each Business Day (the "Pricing Time"). On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to refuse any order received after the BMA recommended closing time (the "Alternative Closing Time"). If a Fund does so, it will continue, however, to process redemption orders received after the Alternative Closing Time on the next business day but no later than the Pricing Time.



   Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after the Fund receives your order in good order by the Pricing Time on any Business Day. For example, if you properly place a purchase order to buy shares of the Intermediate Term Income Fund, it must be received by the Pricing Time in order to receive the NAV calculated at the Pricing Time. If your order is received after the Pricing Time, you will receive the NAV calculated at the next Business Day's Pricing Time.



   The non-Money Market Funds' securities, other than short-term debt obligations, are generally valued at current market prices. All securities for which market quotations are not readily available, including circumstances in which the most recent reported price is deemed unreliable, are valued at fair value as determined in accordance with procedures approved by the Funds' Board of Trustees. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (5) any other security in which the Adviser, Sub-Adviser or Pricing Committee feel do not represent a reliable current price. The effect of using fair value pricing is that a Fund's NAV will be subject to the judgement of the Board of Trustees or its designee instead of being determined by market prices. Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if

 [ICON]

 SHAREHOLDER INFORMATION


   PRICING OF FUND SHARES -- CONTINUED



   any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security. Since some Funds may invest in securities that are listed on foreign exchanges that can trade on days when the Funds do not price their shares, the value of those Funds' assets may change on days when you will not be able to purchase or reduce Fund shares. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund's share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single factor for determining the fair value of a security, but rather several factors are used, including an evaluation of the forces that influence the market in which the security is purchased or sold, in determining whether a market price is readily available and, if not, the security's fair value.


   PURCHASING AND ADDING TO YOUR SHARES


   You may purchase shares of the Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. See "Transactions Through Intermediaries" under "General Policies on Selling Shares" in the section "Selling Your Shares." Consult your investment representative or institution for specific information.


                                   MINIMUM INITIAL      MINIMUM SUBSEQUENT
ACCOUNT TYPE                          INVESTMENT            INVESTMENT
CLASS A OR B
Regular (non-retirement)                $1,000                 $100
Retirement (IRA)                        $  250                 $ 50
Automatic Investment Plan               $   25                 $ 25

   All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Neither third-party checks money orders, bank starter checks, nor credit card convenience checks are accepted.

   A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders. See "Anti-Money Laundering Program" at the end of this section and the "Market Timing Policies" section.


   * Certain broker-dealers and other financial intermediaries are authorized to accept purchase orders on behalf of a Fund at the Fund's NAV next determined after your order is received by an organization in proper order before 4:00 p.m., Eastern time, or such earlier time as may be required by an organization. These organizations may be authorized to designate other intermediaries to act in this capacity. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Funds or the Administrator. These organizations may be the shareholders of record of your shares. These intermediaries are responsible for transmitting purchase requests and delivering funds on a timely basis. The Funds are not responsible for ensuring that the organizations carry out their obligations to their customers.


     AVOID BACKUP TAX WITHHOLDING

     Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

 [ICON]

 SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- CONTINUED

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.


   You can add to your account by using the convenient options described below. Each Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.



   All investments made by regular mail or express delivery, whether initial or subsequent, should be sent:


     BY MAIL                  BY REGULAR MAIL                                        BY EXPRESS MAIL
                              Performance Funds Trust                                Performance Funds Trust
                              P.O. Box 182484                                        3435 Stelzer Road
                              Columbus, OH 43218-2484                                Columbus, OH 43219
                              For Initial Investment:
                              1.   Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
                              2.   Make check or cashiers check payable to "Performance Funds Trust" and include the name of the appropriate Fund(s) on the check.
                              3.   Mail or deliver application and payment to address above.

                              For Subsequent Investment:
                              1.   Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:
                                   - Fund name
                                   - Share class
                                   - Amount invested
                                   - Account name and account number
                              2.   Make check or cashiers check payable to "Performance Funds Trust" and include your account number on the check.
                              3.   Mail or deliver investment slip and payment to the address above.

     ELECTRONIC PURCHASES     Your bank must participate in the Automated Clearing
                              House ("ACH") and must be a U.S. Bank. Your bank or
                              broker may charge for this service.
                              Establish the electronic purchase option on your
                              account application or call 1-800-737-3676. Your
                              account can generally be set up for electronic
                              purchases within 15 days.
                              Call 1-800-737-3676 to arrange a transfer from your
                              bank account.

     BY WIRE TRANSFER         Call 1-800-737-3676 to obtain a new account number
                              and instructions for sending your application, and
                              for instructing your bank to wire transfer your
                              investment.
                              NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.


                          ELECTRONIC VS. WIRE TRANSFER


Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to ten days to clear. There is generally no fee for ACH transactions.


                                                            QUESTIONS?

                                                        Call 1-800-PERFORM

 [ICON]

 SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- CONTINUED

   You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 day's notice.

   AUTOMATIC INVESTMENT PROGRAM

   You can make automatic investments in the Funds from your bank account. Automatic investment minimum is $25; no investment is required to establish an automatic investment account.

   To invest regularly from your bank account:

        - Complete the Automatic Investment Plan portion on your Account Application.

   Make sure you note:


        - Your bank name, address and account number;



        - The amount you wish to invest automatically (minimum $25);



        - How often you want to invest (every month or 4 times a year);



        - Attach a voided personal check.


   PAYROLL DIRECT DEPOSIT


   You may set up a payroll direct deposit arrangement through your employer or retirement benefit source. You may make periodic investments of at least $25 per Fund per pay period.


   For more information about how to invest regularly from your paycheck or government check, call 1-800-737-3676.

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A shares than for Class B shares, because Class A shares have lower distribution expenses. Capital gains are distributed at least annually.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.

   ANTI-MONEY LAUNDERING PROGRAM


   Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Funds' Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners or others who may be authorized to act on an account: full name, date of birth, Social Security number, and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. If any of the above requested information is missing, we may reject your account and return your application or take such action as we deem reasonable as permitted by law. Please review your account application for additional information.


   SELLING YOUR SHARES

   You may sell your shares at any
   time. Your sales price will be
   the next NAV after your sell
   order is received in good order
   by the Fund, its transfer agent,
   or your investment
   representative. Normally you will
   receive your proceeds within a
   week after your request is
   received. See section on "General
   Policies on Selling Shares"
   below.
                                      WITHDRAWING MONEY FROM YOUR FUND
                                      INVESTMENT

                                      As a mutual fund shareholder, you are
                                      technically selling shares when you
                                      request a withdrawal in cash. This is
                                      also known as redeeming shares or a
                                      redemption of shares.

 [ICON]

 SHAREHOLDER INFORMATION

   SELLING YOUR SHARES -- CONTINUED

   CONTINGENT DEFERRED SALES CHARGE

   When you sell Class B shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/ Sales Charges" below for details.

   INSTRUCTIONS FOR SELLING SHARES

   If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.



     BY TELEPHONE                            1. Call 1-800-737-3676 with instructions as to how you wish
     (unless you have declined telephone     to receive your funds (mail, wire, electronic transfer).
     sales privileges on your account           (See "General Policies on Selling Shares -- Verifying
     application)                               Telephone Redemptions" below.)

     BY MAIL                                 1. Call 1-800-737-3676 to request redemption forms or write
     (See "General Policies on Selling       a letter of instruction indicating:
     Shares -- Redemptions in Writing         - your Fund and account number
     Required" below.)                        - amount you wish to redeem
                                              - address where your check should be sent
                                              - account owner signature

                                             2. Mail to: Performance Funds Trust
                                                      P.O. Box 182484
                                                      Columbus, OH 43218-2484

     BY OVERNIGHT SERVICE                    See "By mail" instruction 1 above.
     (See "General Policies on Selling       2. Send to Performance Funds Trust
     Shares -- Redemptions in Writing                 c/o BISYS Fund Services
     Required" below.)                                Attn: T.A. Operations
                                                      3435 Stelzer Road
                                                      Columbus, OH 43219

     WIRE TRANSFER                           Call 1-800-737-3676 to request a wire transfer.
     You must indicate this option on        If you call by 4:00 p.m. Eastern time, your payment will
     your account application                normally be wired to your bank on the next business day.
     Note: Your financial institution may
     also charge a separate fee.

     ELECTRONIC REDEMPTIONS                  Call 1-800-737-3676 to request an electronic redemption.
     Your bank must participate in the       If you call by 4:00 p.m. Eastern time, the NAV of your
     ACH and must be a U.S. bank             shares will normally be determined on the same day and the
     Your bank may charge for this           proceeds credited within 8 days.
     service.


                                                             QUESTIONS?

                                                         Call 1-800-PERFORM

 [ICON]

 SHAREHOLDER INFORMATION

   SELLING YOUR SHARES -- CONTINUED

   AUTOMATIC WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum periodic withdrawal is $100. To activate this feature:


     - Make sure you've checked the appropriate box on the Account Application, or call 1-800-737-3676.


     - Include a voided personal check.

     - Your account must have a value of $25,000 or more to start withdrawals.

   Class B shareholders are exempt from the CDSC imposed on redemptions involved in the Automatic Withdrawal Plan.

   REDEMPTION BY CHECK WRITING  -- THE MONEY MARKET FUND -- A SHARES ONLY

   You may write checks in amounts of $100 or more on your account in the Money Market Fund. To obtain checks, complete the signature card section of the Account Application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. You may not close your Money Market Fund account by writing a check.

   GENERAL POLICIES ON SELLING SHARES

   TRANSACTIONS THROUGH INTERMEDIARIES


   Certain broker-dealers and other financial intermediaries are authorized to accept exchange or sales orders on behalf of a Fund at the Fund's NAV next determined after your order is received by an organization in proper order before 4:00 p.m., Eastern time, or such earlier time as may be required by an organization. These organizations may be authorized to designate other intermediaries to act in this capacity. These intermediaries are responsible for transmitting requests and delivering funds on a timely basis. For those interested in the intermediary's redemption procedures, please contact your financial intermediary.


   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").


   2. Redemption requests requiring a signature guarantee, which include each of the following circumstances.



     - Your account registration or the name(s) in your account has changed within the last 10 business days.



     - The check is not being mailed to the address on your account.



     - The check is not being made payable to the owner(s) of the account.



     - The redemption proceeds are being transferred to another Fund account with a different registration.



     - The redemption proceeds are being wired to bank instructions currently not on your account.



   Please note that for the Money Market Fund, signature guarantees are not required for redemptions made using check writing privileges unless you have changed your address on your account (See instruction 2 above).



   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

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 [ICON]

 SHAREHOLDER INFORMATION

   GENERAL POLICIES ON SELLING SHARES -- CONTINUED

   VERIFYING TELEPHONE REDEMPTIONS

   The Funds make every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions. Telephone transaction privileges, including purchases, redemptions and exchanges by the telephonic instructions or facsimile instructions, may be revoked at the discretion of the Funds without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place requests by phone, transaction requests may be made by regular mail.

   REDEMPTIONS WITHIN 10 BUSINESS DAYS OF SHARES PURCHASED BY CHECK

   When you request redemption of any shares which were purchased by check, the proceeds of your redemption may be held up to 10 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a federal funds wire.

   POSTPONEMENT OF REDEMPTION REQUEST


   Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your redemption request by regular mail or express mail.


   REDEMPTION IN KIND

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind" for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS


   If your account falls (not as a result of market action) below $500, ($250 for IRAs) a Fund may ask you to increase your balance. If it remains below $500 ($250 for IRAs) after 30 days, a Fund may close your account and send you the proceeds at the current NAV. No CDSC will be imposed on shares redeemed as a result of involuntary account closing.


   UNDELIVERABLE DISTRIBUTION AND REDEMPTION CHECKS


   For any shareholder who chooses to receive distributions in cash: if distribution checks (1) are returned and marked as "undeliverable," or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Redemption checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.


 34
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 SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   This section describes the fees and sales charges, including ways to qualify for reduced sales charges, that are associated with buying and selling Class A and Class B Shares of the Funds.


                                                CLASS A                                        CLASS B

     Sales Charge (Load)      Front-end sales charge (not applicable to      No front-end sales charge. A contingent
                              the Money Market Fund); reduced sales          deferred sales charge (CDSC) may be imposed
                              charges available for purchases greater        on shares redeemed within six years after
                              than $50,000 as described below (no sales      purchase; shares automatically convert to
                              charge is applicable to purchases over $1      Class A Shares after 8 years. Maximum
                              million though a CDSC may apply).              investment is $250,000.

     Distribution and         Subject to annual distribution and             Subject to annual distribution and
     Service (12b-1) Fee      shareholder servicing fees of up to 0.35%      shareholder servicing fees of up to 1.00%
                              of the Fund's average daily net assets.        of the Fund's average daily net assets.

     Fund Expenses            Lower annual expenses than Class B shares.     Higher annual expenses than Class A shares.


   The class of shares that is better for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. YOUR FINANCIAL ADVISER CAN HELP YOU DECIDE WHETHER CLASS A SHARES OR CLASS B SHARES ARE MORE APPROPRIATE FOR YOU.

   CALCULATION OF SALES CHARGES



   CLASS A SHARES

   Class A shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. THE SALES CHARGE DECREASES WITH LARGER PURCHASES. For example, if you invest more than $50,000, or if your cumulative purchases or the value in your account is more than $50,000, then the sales charge is reduced. See "Sales Charge Reductions" following the tables below. There is no sales charge on reinvested dividends and distributions.



   The current sales charge rates and amounts paid as commissions to financial intermediaries are as follows:

   ALL FUNDS EXCEPT THE MONEY MARKET FUND AND THE SHORT TERM GOVERNMENT INCOME
   FUND:

                                              SALES CHARGE AS A %       SALES CHARGE AS A %
    YOUR INVESTMENT                            OF OFFERING PRICE        OF YOUR INVESTMENT          DEALER CONCESSION

     Up to $50,000                                    5.25%                     5.54%                      5.00%
     $50,001 up to $100,000                           4.75%                     4.98%                      4.50%
     $100,001 up to $250,000                          3.75%                     3.89%                      3.50%
     $250,001 up to $500,000                          2.75%                     2.82%                      2.50%
     $500,001 up to $1,000,000                        1.75%                     1.78%                      1.50%
     $1,000,001 and above(1)                          0.00%                     0.00%                      0.25%

   SHORT TERM GOVERNMENT INCOME FUND ONLY:

                                              SALES CHARGE AS A %       SALES CHARGE AS A %
    YOUR INVESTMENT                            OF OFFERING PRICE        OF YOUR INVESTMENT         DEALER CONCESSION

     Up to $50,000                                    3.00%                     3.09%                     2.75%
     $50,001 up to $100,000                           2.50%                     2.56%                     2.25%
     $100,001 up to $250,000                          2.00%                     2.04%                     1.75%
     $250,001 up to $500,000                          1.50%                     1.52%                     1.25%
     $500,001 up to $1,000,000                        1.00%                     1.01%                     0.75%
     $1,000,001 and above(1)                          0.00%                     0.00%                     0.25%

   The Money Market Fund does not charge an initial sales charge. The Distributor reserves the right to pay the entire sales charge to dealers.


   (1) There is no initial sales charge on purchases of more than $1 million. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first 12 months after the purchase of shares. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions. The Distributor pays broker-dealers, out of its own assets, a fee of up to 1% of the offering price of such shares sold.

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 SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES -- CONTINUED

                                            CLASS B -- ALL FUNDS EXCEPT SHORT
                                            TERM GOVERNMENT INCOME FUND AND
                                            STRATEGIC DIVIDEND FUND

                                            Class B shares are offered at NAV,
                                            without any up-front sales charge.
                                            Therefore, all the money you invest
                                            is used to purchase Fund shares.
                                            However, if you sell your Class B
                                            shares of the Fund before the
                                            seventh anniversary, you will have
                                            to pay a contingent deferred sales
                                            charge at the time of redemption.
                                            The CDSC will be based upon the
                                            lower of the NAV at the time of
                                            purchase or the NAV at the time of
                                            redemption according to the schedule
                                            to the right. There is no CDSC on
                                            reinvested dividends or
                                            distributions. A dealer commission
                                            of 4.00% of the original purchase
                                            price of Class B shares of the Fund
                                            will be paid by the Distributor to
                                            financial institutions and
                                            intermediaries.



                                             CONTINGENT DEFERRED SALES CHARGE

                                                                                                          CLASS B
                                                                          YEARS SINCE PURCHASE             CDSC
                                                                         1                                 5.0%
                                                                         2                                 4.0%
                                                                         3                                 3.0%
                                                                         4                                 3.0%
                                                                         5                                 2.0%
                                                                         6                                 1.0%
                                                                         7                                 0.0%

   If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

   CONVERSION FEATURE -- CLASS B SHARES
   - Class B shares automatically convert to Class A shares of the same Fund after eight years from the end of the month of the original purchase.
   - After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares which will increase your investment return compared to the Class B shares.
   - You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
   - If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares. The dollar value of Class A shares you receive will equal the dollar value of the Class B shares converted.

   SALES CHARGE REDUCTIONS
   Reduced sales charges for Class A shares are available to shareholders with investments of more than $50,000 (investments of more than $1 million are not subject to sales charges; however, they are subject to a CDSC). In addition, you may qualify for reduced sales charges under the following circumstances:
   - LETTER OF INTENT. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.
   - RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.
   - COMBINATION PRIVILEGE. Combine accounts of multiple Funds (excluding the Money Market Fund) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.


   TO TAKE ADVANTAGE OF THE RIGHTS OF ACCUMULATION AND COMBINATION PRIVILEGE, YOU MUST GIVE NOTICE AT THE TIME YOU PLACE YOUR INITIAL ORDER AND SUBSEQUENT ORDERS THAT YOU WISH TO COMBINE PURCHASES.

 [ICON]

 SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES -- CONTINUED

   SALES CHARGE WAIVERS -- CLASS A SHARES


   The following situations qualify for waivers of sales charges:


     - Existing shareholders of a Fund upon the reinvestment of dividend and capital gain distributions.

     - Officers, trustees, directors, advisory board members, employees and retired employees of Trustmark and its affiliates, the Distributor and its affiliates, and employees of the Adviser and/or Sub-adviser (and spouses, children and parents of each of the foregoing);


     - Investors for whom Trustmark, a Trustmark correspondent bank, or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity;


     - Fund shares purchased with the proceeds from a distribution from Trustmark or an affiliate trust or agency account (this waiver applies only to the initial purchase of a Fund subject to a sales load);


     - Investors who purchase shares of a Fund through a payroll deduction plan, a 401(k) plan, a 403(b) plan, or other defined contribution plan, which by its terms permits purchases of shares;



     - For purchases from proceeds of redemptions of another non-money market mutual fund that imposes a sales charge, such purchase having been made within 60 days of the redemption; and.


     - Shares purchased by any person within an approved asset allocation program sponsored by Services Organization.

   REINSTATEMENT PRIVILEGE

   If you have sold Class A shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

   CLASS B SHARES -- CDSC WAIVERS

   The CDSC will be waived under certain circumstances, including the following:

     - Redemptions from accounts other than retirement accounts following the death or disability of the shareholder.

     - Returns of excess contributions to retirement plans.

     - Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

   INFORMATION REGARDING EACH FUND'S SALES CHARGES, SALES CHARGE WAIVERS AND BREAKPOINTS MAY BE FOUND IN THE SAI WHICH IS AVAILABLE ON THE FUNDS' WEBSITE AT WWW.PERFORMANCEFUNDS.COM.

   DISTRIBUTION AND SERVICE (12b-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds' shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     - The 12b-1 fees vary by share class as follows:


       - Class A shares may pay a 12b-1 fee of up to 0.35% of the average daily net assets of a Fund. The Distributor currently limits each Fund's, except the Leaders Equity Fund, Class A plan fees to 0.25%. These limitations may be revised or discontinued at any time.


       - Class B shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. The higher Class B plan fees will cause expenses for Class B shares to be higher and dividends to be lower than for Class A shares.

       - While all of Class A shares' Rule 12b-1 fee constitutes a "distribution fee," only 0.75% of Class B shares' fees constitutes a distribution fee and the remainder is used for shareholder servicing fees.


     - The higher 12b-1 fee on Class B shares, together with the CDSC, helps the Distributor sell Class B shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.



   Over time, shareholders will pay more than other types of sales charges because 12b-1 distribution and service fees are paid out of each Fund's net assets on an on-going basis.

 [ICON]

 SHAREHOLDER INFORMATION

   EXCHANGING YOUR SHARES


   You can exchange your shares in one Fund for shares of the same class, of another Performance Fund, usually without paying additional sales charges (see "Notes On Exchanges" below). No transaction fees are charged for exchanges.


   You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to Performance Funds Trust, P.O. Box 182484, Columbus OH 43218-2484, or by calling 1-800-737-3676.
   Please provide the following information:


     - Your name and telephone number;



     - The exact name on your account and account number;



     - Taxpayer identification number (usually your Social Security number);



     - Dollar value or number of shares to be exchanged;



     - The name of the Fund from which the exchange is to be made;



     - The name of the Fund into which the exchange is being made.



   See "Selling Your Shares" for important information about telephone transactions.


   AUTOMATIC EXCHANGES (CLASS B SHARES ONLY)


   You can use the Funds' Automatic Exchange feature to purchase shares of the Funds at regular intervals through regular, automatic redemptions from Class B shares of the Funds. To participate in the Automatic Exchange:


   - Complete the appropriate section of the Account Application.


   - Shareholders must have a minimum initial purchase of $10,000 in their Performance Funds accounts.


   To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to Performance Funds Trust, P.O. Box 182484, Columbus, Ohio 43218-2484.


   NOTES ON EXCHANGES


   When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

   The registration and tax identification numbers of the two accounts must be identical.

   The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

   Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.


                                                             QUESTIONS?



                                                         Call 1-800-PERFORM

 [ICON]

 SHAREHOLDER INFORMATION

   MARKET TIMING POLICIES


   The Funds are not designed for market timing strategies. IF YOU INTEND TO ENGAGE IN MARKET TIMING, DO NOT INVEST IN SHARES OF THE FUNDS. Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and interfere with the efficient management of the Funds. Such practices may dilute the value of shares held by long-term shareholders, cause the Funds to maintain larger cash positions than would otherwise be necessary, increase brokerage commissions and administrative costs, and cause the Fund additional tax liability. The Funds therefore discourage frequent purchases and exchanges ("trading") by shareholders and they do not knowingly permit nor make any effort to accommodate this practice.



   To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. With the exception of operational limitations applicable to the Automatic Investment Program, Class B Shares Conversion Privilege and Class B Shares Automatic Exchange, the Funds currently do not impose limits on the frequency of purchases, nor do they limit the number of exchanges into any of the Funds. The Funds reserve the right, however, to impose limitations at any time with respect to trading in shares of the Funds, and will give prior notice when suspending or terminating trading privileges in Fund shares, for any investor whom the Funds believe has a history of excessive or abusive trading or whose trading, in the judgment of the Funds, has been or may be disruptive to the Funds. The Funds' ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading occurs in omnibus accounts maintained by financial intermediaries, retirement plan accounts and fee-based programs.

   SERVICE ORGANIZATIONS


   Various banks, trust companies, broker-dealers (other than the Distributor) and other financial organizations ("Service Organization(s)") may provide certain administrative services for its customers who invest in the Funds through accounts maintained at that Service Organization. The Funds, under servicing agreements with the Service Organization, will pay the Service Organization an annual rate up to 0.35% of the Fund's average daily net assets for these services, which include:


     - receiving and processing shareholder orders

     - performing the accounting for customers' sub-accounts

     - maintaining retirement plan accounts

     - answering questions and handling correspondence for customer accounts

     - acting as the sole shareholder of record for customer accounts

     - issuing shareholder reports and transaction confirmations

     - performing daily "sweep" functions


   Notwithstanding the foregoing, no more than 0.25% of the Service Organization fee may be paid to such Service Organization in "services fees" within the meaning of the NASD Rules. An affiliate of the Adviser has entered into a Service Organization Agreement with certain Funds pursuant to which such affiliate receives a services fee of up to 0.08% for services provided to certain shareholders.


   Investors who purchase, sell or exchange shares of the Funds through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with the Fund but are covered under separate fee schedules provided by the Service Organization to their customers. Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. The Adviser or Administrator also may pay Service Organizations for rendering services to customers' sub-accounts.

 [ICON]


 SHAREHOLDER INFORMATION



   DIVIDENDS, DISTRIBUTIONS AND TAXES



   Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends on each Equity Fund are declared and paid monthly. Dividends on all other Funds are declared daily and paid monthly. Capital gains for all Funds are distributed at least annually.



   Except as discussed below, you will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income are generally taxable to you as ordinary income, except as discussed below.



   Distributions attributable to the net capital gain of a Fund (excess of long-term capital gain over short-term capital loss) will be taxable to you as long-term capital gain, regardless of how long you have held your shares.



   The maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is currently 15%. Fund distributions to noncorporate shareholders attributable to dividends received by a Fund from U.S. and certain foreign corporations will also generally be taxed at the long-term capital gain rate of 15%, as long as certain requirements are met. For these lower rates to apply, the noncorporate shareholders must have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date (and the Fund will generally need to have met a similar holding period requirement with respect to the shares of the corporation paying the dividend). The amount of a Fund's distributions that qualify for this favorable treatment may be reduced as a result of such a Fund's securities lending activities, portfolio turnover or investments in debt securities or "non-qualified" foreign corporations. No substantial portion of the distributions of the Money Market and Bond Funds will qualify for this reduced rate.



   Pursuant to sunset provisions contained in the Internal Revenue Code, the maximum long-term capital gain rate described above will be restored to 20% and dividends will be subject to tax at ordinary rates for taxable years beginning after December 31, 2010.



   Dividends and distributions from each of the Funds will generally be taxable to you in the taxable year in which they are paid, with one exception. Dividends and distributions declared by a Fund in October, November or December and paid in January are taxed as though they were paid by December 31.



   A portion of distributions paid by the Equity Fund to shareholders who are corporations also may qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.


   You will be notified annually of the tax status of distributions to you.

   You should note that if you purchase shares of a Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

   You will recognize taxable gain or loss on a sale, exchange or redemption of your shares in any Fund, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you sell or exchange them. To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.

   Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

   The one major exception to the tax principles discussed above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

 [ICON]

 SHAREHOLDER INFORMATION


   DIVIDENDS, DISTRIBUTIONS AND TAXES -- CONTINUED



   If you (a) have provided either an incorrect Social Security Number or Taxpayer Identification Number or no number at all, (b) are subject to withholding by the Internal Revenue Service for prior failure to properly include on your return payments of interest or dividends, or (c) have failed to certify to the Fund, when required to do so, that you are not subject to backup withholding or are an "exempt recipient," then the Fund will be required in certain cases to withhold and remit to the Internal Revenue Service 28% of the dividends and distributions payable to you.



   Shareholders also may be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of Fund distributions, if any, that are attributable to interest on certain types of federal securities.



   Non-U.S. investors may be subject to U.S. withholding and estate tax. However, withholding is generally not required on properly designated distributions of short-term capital gains and qualified interest income paid to non-U.S. investors attributable to a Fund's taxable year beginning after December 31, 2004 and before January 1, 2008.



   More information about taxes is contained in the SAI.


   HOUSEHOLDING

   In order to reduce shareholder expenses, we may, unless you instruct otherwise, mail only one copy of a Fund's Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you do not wish to receive individual copies of these documents, please call 1-800-737-3676, or if your shares are held through a financial institution, please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

   DISCLOSURE OF FUND PORTFOLIO HOLDINGS

   A complete list of each Fund's portfolio holdings is publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is provided in the Fund's SAI.

   FINANCIAL HIGHLIGHTS

   The Financial Highlights tables on the following pages are intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, the former independent public registered accounting firm for the Funds, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request.

 [ICON]

 FINANCIAL HIGHLIGHTS                          MONEY MARKET FUND

                                                                     INVESTMENT ACTIVITIES
                                                         ----------------------------------------------
                                                                          NET REALIZED
                                          NET ASSET                      GAINS/(LOSSES)
                                           VALUE,           NET               FROM           TOTAL FROM
                                          BEGINNING      INVESTMENT        INVESTMENT        INVESTMENT
                                          OF PERIOD        INCOME         TRANSACTIONS       ACTIVITIES
                                          ---------      ----------      --------------      ----------
THE MONEY MARKET FUND
CLASS A
  Year Ended May 31, 2006...............   $ 1.00          $0.03              $--*             $0.03
  Year Ended May 31, 2005...............     1.00             --*              --*                --*
  Year Ended May 31, 2004...............     1.00             --*              --*                --*
  Year Ended May 31, 2003...............     1.00           0.01               --*              0.01
  Year Ended May 31, 2002...............     1.00           0.02               --*              0.02
CLASS B
  Year Ended May 31, 2006...............     1.00           0.03               --*              0.03
  Year Ended May 31, 2005...............     1.00             --*              --*                --*
  Year Ended May 31, 2004...............     1.00             --*              --*                --*
  Year Ended May 31, 2003...............     1.00             --*              --*                --*
  Year Ended May 31, 2002...............     1.00           0.01               --*              0.01*

                                                DIVIDENDS
                                          ----------------------
                                                                                       TOTAL
                                                                      NET ASSET       RETURN
                                             NET                       VALUE,        (EXCLUDES
                                          INVESTMENT     TOTAL         END OF          SALES
                                            INCOME     DIVIDENDS       PERIOD         CHARGE)
                                          ----------   ---------      ---------      ---------
THE MONEY MARKET FUND
CLASS A
  Year Ended May 31, 2006...............    $(0.03)     $(0.03)         $1.00           3.32%
  Year Ended May 31, 2005...............        --*         --*          1.00           1.30
  Year Ended May 31, 2004...............        --*         --*          1.00           0.33
  Year Ended May 31, 2003...............     (0.01)      (0.01)          1.00           0.86
  Year Ended May 31, 2002...............     (0.02)      (0.02)          1.00           2.01
CLASS B
  Year Ended May 31, 2006...............     (0.03)      (0.03)          1.00           2.81
  Year Ended May 31, 2005...............        --*         --*          1.00           1.30
  Year Ended May 31, 2004...............        --*         --*          1.00           0.33
  Year Ended May 31, 2003...............        --*         --*          1.00           0.39
  Year Ended May 31, 2002...............     (0.01)      (0.01)          1.00           1.24

                                                           RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------------------------------------
                                                                       RATIO OF NET        RATIO OF
                                          NET ASSETS    RATIO OF        INVESTMENT         EXPENSES
                                          AT END OF     EXPENSES          INCOME          TO AVERAGE
                                            PERIOD     TO AVERAGE       TO AVERAGE        NET ASSETS
                                           (000'S)     NET ASSETS       NET ASSETS            (a)
                                          ----------   ----------      ------------      -------------
THE MONEY MARKET FUND
CLASS A
  Year Ended May 31, 2006...............   $37,955        0.72%            3.28%              0.86%
  Year Ended May 31, 2005...............    36,207        0.73             1.26               0.94
  Year Ended May 31, 2004...............    40,497        0.70             0.35               0.93
  Year Ended May 31, 2003...............    52,470        0.69             0.89               0.92
  Year Ended May 31, 2002...............    76,525        0.67             2.02               0.91
CLASS B
  Year Ended May 31, 2006...............       116        1.22             2.77               1.51
  Year Ended May 31, 2005...............       130        0.73             1.24               1.59
  Year Ended May 31, 2004...............       172        0.73             0.33               1.58
  Year Ended May 31, 2003...............       362        1.15             0.39               1.57
  Year Ended May 31, 2002...............       311        1.42             1.18               1.56


---------------

 *  Less than $0.005 per share.

(a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

 [ICON]

 FINANCIAL HIGHLIGHTS                                 BOND FUNDS

                                                                     INVESTMENT ACTIVITIES
                                                         ----------------------------------------------
                                                                          NET REALIZED
                                          NET ASSET                      GAINS/(LOSSES)
                                           VALUE,           NET               FROM           TOTAL FROM
                                          BEGINNING      INVESTMENT        INVESTMENT        INVESTMENT
                                          OF PERIOD        INCOME         TRANSACTIONS       ACTIVITIES
                                          ---------      ----------      --------------      ----------
THE SHORT TERM GOVERNMENT INCOME FUND
CLASS A
  Year Ended May 31, 2006...............   $ 9.82          $0.28             $(0.15)           $0.13
  Year Ended May 31, 2005...............     9.93           0.23              (0.09)            0.14
  Year Ended May 31, 2004...............    10.19           0.21              (0.21)            0.00
  Year Ended May 31, 2003...............    10.11           0.31               0.11             0.42
  Year Ended May 31, 2002...............    10.02           0.42               0.09             0.51

THE INTERMEDIATE TERM INCOME FUND
CLASS A
  Year Ended May 31, 2006...............    10.44           0.46              (0.50)           (0.04)
  Year Ended May 31, 2005...............    10.38           0.45               0.06             0.51
  Year Ended May 31, 2004...............    10.95           0.51              (0.62)           (0.11)
  Year Ended May 31, 2003...............    10.43           0.55               0.50             1.05
  Year Ended May 31, 2002...............    10.18           0.58               0.23             0.81
CLASS B
  Year Ended May 31, 2006...............    10.43           0.38              (0.49)           (0.11)
  Year Ended May 31, 2005...............    10.38           0.37               0.05             0.42
  Year Ended May 31, 2004...............    10.95           0.40              (0.59)           (0.19)
  Year Ended May 31, 2003...............    10.43           0.47               0.51             0.98
  Year Ended May 31, 2002...............    10.18           0.49               0.24             0.73

                                                DIVIDENDS
                                          ----------------------
                                                                                       TOTAL
                                                                      NET ASSET       RETURN
                                             NET                       VALUE,        (EXCLUDES
                                          INVESTMENT     TOTAL         END OF          SALES
                                            INCOME     DIVIDENDS       PERIOD         CHARGE)
                                          ----------   ---------      ---------      ---------
THE SHORT TERM GOVERNMENT INCOME FUND
CLASS A
  Year Ended May 31, 2006...............    $(0.30)     $(0.30)        $ 9.65           1.30%
  Year Ended May 31, 2005...............     (0.25)      (0.25)          9.82           1.46
  Year Ended May 31, 2004...............     (0.26)      (0.26)          9.93          (0.03)
  Year Ended May 31, 2003...............     (0.34)      (0.34)         10.19           4.16
  Year Ended May 31, 2002...............     (0.42)      (0.42)         10.11           5.16
THE INTERMEDIATE TERM INCOME FUND
CLASS A
  Year Ended May 31, 2006...............     (0.46)      (0.46)          9.94          (0.39)
  Year Ended May 31, 2005...............     (0.45)      (0.45)         10.44           4.96
  Year Ended May 31, 2004...............     (0.46)      (0.46)         10.38          (1.03)
  Year Ended May 31, 2003...............     (0.53)      (0.53)         10.95          10.37
  Year Ended May 31, 2002...............     (0.56)      (0.56)         10.43           8.07
CLASS B
  Year Ended May 31, 2006...............     (0.38)      (0.38)          9.94          (1.05)
  Year Ended May 31, 2005...............     (0.37)      (0.37)         10.43           4.07
  Year Ended May 31, 2004...............     (0.38)      (0.38)         10.38          (1.77)
  Year Ended May 31, 2003...............     (0.46)      (0.46)         10.95           9.59
  Year Ended May 31, 2002...............     (0.48)      (0.48)         10.43           7.31

                                                                     RATIOS/SUPPLEMENTARY DATA
                                          -------------------------------------------------------------------------------
                                                                        RATIO OF NET        RATIO OF
                                          NET ASSETS     RATIO OF        INVESTMENT         EXPENSES
                                           AT END OF     EXPENSES          INCOME          TO AVERAGE
                                            PERIOD      TO AVERAGE       TO AVERAGE        NET ASSETS         PORTFOLIO
                                            (000'S)     NET ASSETS       NET ASSETS            (a)           TURNOVER (b)
                                          -----------   ----------      ------------      -------------      ------------
THE SHORT TERM GOVERNMENT INCOME FUND
CLASS A
  Year Ended May 31, 2006...............    $ 6,254        0.93%            2.75%             1.02%             35.38%
  Year Ended May 31, 2005...............      7,422        1.01             2.37              1.11              68.96
  Year Ended May 31, 2004...............      9,691        0.98             2.22              1.08              35.79
  Year Ended May 31, 2003...............     13,388        0.97             2.91              1.07              43.36
  Year Ended May 31, 2002...............      9,486        0.96             4.14              1.06              39.48
THE INTERMEDIATE TERM INCOME FUND
CLASS A
  Year Ended May 31, 2006...............      6,628        1.04             4.48              1.19               1.56
  Year Ended May 31, 2005...............      7,751        1.08             4.25              1.23               6.71
  Year Ended May 31, 2004...............      7,578        1.07             4.50              1.22              20.22
  Year Ended May 31, 2003...............     11,324        1.05             5.21              1.20              16.97
  Year Ended May 31, 2002...............     10,646        1.04             5.58              1.19               7.02
CLASS B
  Year Ended May 31, 2006...............        307        1.79             3.73              1.84               1.56
  Year Ended May 31, 2005...............        436        1.83             3.52              1.88               6.71
  Year Ended May 31, 2004...............        591        1.82             3.72              1.87              20.22
  Year Ended May 31, 2003...............        716        1.79             4.57              1.84              16.97
  Year Ended May 31, 2002...............        370        1.79             4.88              1.84               7.02


---------------
(a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.


(b) Portfolio turnover is calculated on the basis of each Fund as a whole without distinguishing between the classes of shares issued.

 [ICON]

 FINANCIAL HIGHLIGHTS                               EQUITY FUNDS


                                                                       INVESTMENT ACTIVITIES
                                                         -------------------------------------------------
                                                                             NET REALIZED
                                          NET ASSET                         GAINS/(LOSSES)
                                           VALUE,             NET                FROM           TOTAL FROM
                                          BEGINNING       INVESTMENT          INVESTMENT        INVESTMENT
                                          OF PERIOD      INCOME/(LOSS)       TRANSACTIONS       ACTIVITIES
                                          ---------      -------------      --------------      ----------
THE STRATEGIC DIVIDEND FUND

CLASS A
  Year Ended May 31, 2006...............   $10.23           $ 0.30              $ 0.57            $ 0.87
  Period Ended May 31, 2005(c)..........    10.00             0.15                0.24              0.39
THE LARGE CAP EQUITY FUND

CLASS A
  Year Ended May 31, 2006...............    15.01             0.03                1.43              1.46
  Year Ended May 31, 2005...............    15.66             0.12                1.43              1.55
  Year Ended May 31, 2004...............    15.12             0.10                1.77              1.87
  Year Ended May 31, 2003...............    18.29             0.12               (1.96)            (1.84)
  Year Ended May 31, 2002...............    23.18             0.06               (3.09)            (3.03)

CLASS B
  Year Ended May 31, 2006...............    14.42            (0.08)               1.36              1.28
  Year Ended May 31, 2005...............    15.18               --                1.38              1.38
  Year Ended May 31, 2004...............    14.73            (0.01)               1.72              1.71
  Year Ended May 31, 2003...............    17.92               --               (1.93)            (1.93)
  Year Ended May 31, 2002...............    22.86            (0.09)              (3.04)            (3.13)


                                                               DIVIDENDS
                                          ----------------------------------------------------
                                                                   NET REALIZED                                   TOTAL
                                                                      GAINS                         NET ASSET     RETURN
                                             NET                       FROM                          VALUE,     (EXCLUDES
                                          INVESTMENT   RETURN OF    INVESTMENT         TOTAL         END OF       SALES
                                            INCOME      CAPITAL    TRANSACTIONS      DIVIDENDS       PERIOD     CHARGE)(e)
                                          ----------   ---------   ------------      ---------      ---------   ----------
THE STRATEGIC DIVIDEND FUND
CLASS A
  Year Ended May 31, 2006...............    $(0.25)     $(0.03)       $(0.04)         $(0.32)        $10.78         8.53%
  Period Ended May 31, 2005(c)..........     (0.16)         --            --           (0.16)         10.23         3.91
THE LARGE CAP EQUITY FUND
CLASS A
  Year Ended May 31, 2006...............     (0.03)         --         (2.36)          (2.39)         14.08         9.93
  Year Ended May 31, 2005...............     (0.13)         --         (2.07)          (2.20)         15.01        10.16
  Year Ended May 31, 2004...............     (0.11)         --         (1.22)          (1.33)         15.66        12.73
  Year Ended May 31, 2003...............     (0.12)         --         (1.21)          (1.33)         15.12        (9.76)
  Year Ended May 31, 2002...............     (0.08)         --         (1.78)          (1.86)         18.29       (13.75)
CLASS B
  Year Ended May 31, 2006...............        --          --         (2.36)          (2.36)         13.34         9.04
  Year Ended May 31, 2005...............     (0.07)         --         (2.07)          (2.14)         14.42         9.34
  Year Ended May 31, 2004...............     (0.04)         --         (1.22)          (1.26)         15.18        11.92
  Year Ended May 31, 2003...............     (0.05)         --         (1.21)          (1.26)         14.73       (10.48)
  Year Ended May 31, 2002...............     (0.03)         --         (1.78)          (1.81)         17.92       (14.41)

                                                                 RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------------------------------------------------
                                                                   RATIO OF NET
                                             NET       RATIO OF     INVESTMENT
                                           ASSETS      EXPENSES    INCOME/(LOSS)     RATIO OF
                                          AT END OF   TO AVERAGE    TO AVERAGE       EXPENSES
                                           PERIOD        NET            NET         TO AVERAGE        PORTFOLIO
                                           (000'S)    ASSETS(f)      ASSETS(f)     NET ASSETS(f)   TURNOVER(b)(e)
                                          ---------   ----------   -------------   -------------   ---------------
THE STRATEGIC DIVIDEND FUND
CLASS A
  Year Ended May 31, 2006...............   $ 1,373       1.20%          2.73%           1.52%(a)         8.92%
  Period Ended May 31, 2005(c)..........     1,227       1.20           2.94            1.84(a)          9.13
THE LARGE CAP EQUITY FUND
CLASS A
  Year Ended May 31, 2006...............    25,971       1.21           0.20            1.31(g)         79.00
  Year Ended May 31, 2005...............    27,457       1.27           0.77            1.37(g)         78.95
  Year Ended May 31, 2004...............    28,495       1.26           0.67            1.36(g)         36.91
  Year Ended May 31, 2003...............    30,070       1.27           0.78            1.37(g)          3.83
  Year Ended May 31, 2002...............    39,586       1.20           0.32            1.30(g)          8.28
CLASS B
  Year Ended May 31, 2006...............     2,334       1.96          (0.54)               (d)         79.00
  Year Ended May 31, 2005...............     2,591       2.03           0.02                (d)         78.95
  Year Ended May 31, 2004...............     3,058       2.01          (0.08)               (d)         36.91
  Year Ended May 31, 2003...............     3,333       2.02           0.02                (d)          3.83
  Year Ended May 31, 2002...............     4,770       1.95          (0.43)               (d)          8.28


---------------

(a) During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratio would have been as indicated.



(b) Portfolio turnover is calculated on the basis of each Fund as a whole without distinguishing between the classes of shares issued.


(c) Fund commenced operations on November 9, 2004.

(d) No voluntary waivers during this period.


(e) Not annualized for periods less than one year.



(f) Annualized for periods less than one year.



(g) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

 [ICON]

 FINANCIAL HIGHLIGHTS                               EQUITY FUNDS

                                                                      INVESTMENT ACTIVITIES
                                                        -------------------------------------------------
                                                                            NET REALIZED
                                         NET ASSET                         GAINS/(LOSSES)
                                          VALUE,             NET                FROM           TOTAL FROM
                                         BEGINNING       INVESTMENT          INVESTMENT        INVESTMENT
                                         OF PERIOD      INCOME/(LOSS)       TRANSACTIONS       ACTIVITIES
                                         ---------      -------------      --------------      ----------
THE MID CAP EQUITY FUND
CLASS A
  Year Ended May 31, 2006...............  $15.66           $(0.04)             $ 1.94            $ 1.90
  Year Ended May 31, 2005...............   15.72             0.01                1.87              1.88
  Year Ended May 31, 2004...............   12.37            (0.07)               3.42              3.35
  Year Ended May 31, 2003...............   13.27            (0.04)              (0.86)            (0.90)
  Year Ended May 31, 2002...............   15.49            (0.03)               0.06              0.03
CLASS B
  Year Ended May 31, 2006...............   14.62            (0.14)               1.81              1.67
  Year Ended May 31, 2005...............   14.90            (0.12)               1.77              1.65
  Year Ended May 31, 2004...............   11.81            (0.11)               3.20              3.09
  Year Ended May 31, 2003...............   12.79            (0.13)              (0.85)            (0.98)
  Year Ended May 31, 2002...............   15.11            (0.12)               0.05             (0.07)

THE LEADERS EQUITY FUND
CLASS A
  Year Ended May 31, 2006...............    8.02            (0.05)               1.66              1.61
  Year Ended May 31, 2005...............    7.45            (0.05)               0.62              0.57
  Year Ended May 31, 2004...............    6.14            (0.06)               1.37              1.31
  Year Ended May 31, 2003...............    7.24            (0.06)              (1.04)            (1.10)
  Year Ended May 31, 2002...............    7.87            (0.05)              (0.58)            (0.63)
CLASS B
  Year Ended May 31, 2006...............    7.73            (0.12)               1.60              1.48
  Year Ended May 31, 2005...............    7.23            (0.09)               0.59              0.50
  Year Ended May 31, 2004...............    6.02            (0.12)               1.33              1.21
  Year Ended May 31, 2003...............    7.15            (0.10)              (1.03)            (1.13)
  Year Ended May 31, 2002...............    7.84            (0.11)              (0.58)            (0.69)

                                                         DIVIDENDS
                                          ----------------------------------------
                                                       NET REALIZED                                   TOTAL
                                                          GAINS                         NET ASSET    RETURN
                                             NET           FROM                          VALUE,     (EXCLUDES
                                          INVESTMENT    INVESTMENT         TOTAL         END OF       SALES
                                            INCOME     TRANSACTIONS      DIVIDENDS       PERIOD      CHARGE)
                                          ----------   ------------      ---------      ---------   ---------
THE MID CAP EQUITY FUND
CLASS A
  Year Ended May 31, 2006...............    $   --        $(2.29)         $(2.29)        $15.27       12.28%
  Year Ended May 31, 2005...............     (0.02)        (1.92)          (1.94)         15.66       12.69
  Year Ended May 31, 2004...............        --            --              --          15.72       27.08
  Year Ended May 31, 2003...............        --            --              --          12.37       (6.78)
  Year Ended May 31, 2002...............        --         (2.25)          (2.25)         13.27        0.96
CLASS B
  Year Ended May 31, 2006...............        --         (2.29)          (2.29)         14.00       11.53
  Year Ended May 31, 2005...............     (0.01)        (1.92)          (1.93)         14.62       11.81
  Year Ended May 31, 2004...............        --            --              --          14.90       26.16
  Year Ended May 31, 2003...............        --            --              --          11.81       (7.66)
  Year Ended May 31, 2002...............        --         (2.25)          (2.25)         12.79        0.26
THE LEADERS EQUITY FUND
CLASS A
  Year Ended May 31, 2006...............        --            --              --           9.63       20.07
  Year Ended May 31, 2005...............        --            --              --           8.02        7.65
  Year Ended May 31, 2004...............        --            --              --           7.45       21.34
  Year Ended May 31, 2003...............        --*           --              --*          6.14      (15.19)
  Year Ended May 31, 2002...............        --            --              --           7.24       (8.01)
CLASS B
  Year Ended May 31, 2006...............        --            --              --           9.21       19.15
  Year Ended May 31, 2005...............        --            --              --           7.73        6.92
  Year Ended May 31, 2004...............        --            --              --           7.23       20.10
  Year Ended May 31, 2003...............        --*           --              --*          6.02      (15.80)
  Year Ended May 31, 2002...............        --            --              --           7.15       (8.80)

                                                              RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------------------------------------------
                                             NET                   RATIO OF NET     RATIO OF
                                           ASSETS      RATIO OF     INVESTMENT      EXPENSES
                                          AT END OF    EXPENSES    INCOME/(LOSS)       TO
                                           PERIOD     TO AVERAGE    TO AVERAGE      AVERAGE      PORTFOLIO
                                           (000'S)    NET ASSETS    NET ASSETS     NET ASSETS   TURNOVER(b)
                                          ---------   ----------   -------------   ----------   ------------
THE MID CAP EQUITY FUND
CLASS A
  Year Ended May 31, 2006...............   $28,752       1.32%         (0.26)%        1.42%(a)      79.67%
  Year Ended May 31, 2005...............    23,440       1.40          (0.06)         1.50(a)       78.09
  Year Ended May 31, 2004...............    21,766       1.39          (0.43)         1.49(a)       18.89
  Year Ended May 31, 2003...............    17,652       1.41          (0.37)         1.51(a)        0.00
  Year Ended May 31, 2002...............    20,949       1.38          (0.33)         1.36(a)       38.78
CLASS B
  Year Ended May 31, 2006...............     1,412       2.06          (1.01)             (c)       79.67
  Year Ended May 31, 2005...............     1,092       2.15          (0.82)             (c)       78.09
  Year Ended May 31, 2004...............     1,027       2.15          (1.17)             (c)       18.89
  Year Ended May 31, 2003...............       379       2.16          (1.12)             (c)        0.00
  Year Ended May 31, 2002...............       492       2.14          (1.06)             (c)       38.78
THE LEADERS EQUITY FUND
CLASS A
  Year Ended May 31, 2006...............     3,183       1.50          (0.66)         1.75(d)      141.77
  Year Ended May 31, 2005...............     2,019       1.50          (0.70)         1.90(d)      219.39
  Year Ended May 31, 2004...............     1,036       1.50          (0.97)         1.92(d)      196.42
  Year Ended May 31, 2003...............       812       1.50          (0.93)         2.03(d)      185.64
  Year Ended May 31, 2002...............     1,049       1.50          (0.94)         2.08(d)      152.13
CLASS B
  Year Ended May 31, 2006...............       508       2.25          (1.39)         2.40(d)      141.77
  Year Ended May 31, 2005...............       386       2.25          (1.46)         2.55(d)      219.39
  Year Ended May 31, 2004...............       239       2.25          (1.71)         2.57(d)      196.42
  Year Ended May 31, 2003...............       178       2.25          (1.68)         2.68(d)      185.64
  Year Ended May 31, 2002...............       236       2.25          (1.68)         2.74(d)      152.13


---------------

  * Less than $0.005 per share.

(a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.


(b) Portfolio turnover is calculated on the basis of each Fund as a whole without distinguishing between the classes of shares issued.



(c) No voluntary waivers during this period.



(d) During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

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

                     (This Page Intentionally Left Blank.)

                     (This Page Intentionally Left Blank.)

                     (This Page Intentionally Left Blank.)

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports
(Reports)

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

Statement of Additional
Information (SAI)

The SAI provides more detailed information about the Funds, including their operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the Performance Funds family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds.

Or contact the Funds at:
Performance Funds
3435 Stelzer Road
Columbus, Ohio 43219
Telephone: 1-800-PERFORM

Information from the
Securities and Exchange
Commission

You can obtain copies of Fund documents from the SEC as follows:

In person:
Public Reference Room in
Washington, D.C. (For their hours of
operation, call 1-202-942-8090.)

By mail:
Securities and Exchange
Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy
any documents.)

On the EDGAR
database via the internet:
www.sec.gov

By electronic request:
publicinfo@sec.gov

[TRUSTMARK LOGO]


Investment Company Act file no. 811-6603 PRO A&B 10/06

                             [PERFORMANCE FUNDS LOGO]

                             PERFORMANCE FUNDS TRUST

                            A FAMILY OF MUTUAL FUNDS

                              THE MONEY MARKET FUND

                      THE SHORT TERM GOVERNMENT INCOME FUND

                        THE INTERMEDIATE TERM INCOME FUND

                           THE STRATEGIC DIVIDEND FUND

                            THE LARGE CAP EQUITY FUND

                             THE MID CAP EQUITY FUND

                             THE LEADERS EQUITY FUND

                               INSTITUTIONAL CLASS
                                   PROSPECTUS


                                 OCTOBER 1, 2006


                                   QUESTIONS?
                               Call 1-800-PERFORM
                       or Your Investment Representative.


 THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                      [ICON]
Carefully review this                             3  Overview
important section, for each
Fund's investment
strategies, risks, past
performance, and fees.
                                                MONEY MARKET FUND

                                      [ICON]
                                                  4  The Money Market Fund -- Investment Objective, Principal
                                                     Investment Strategies, Principal Investment Risks and
                                                     Performance Information
                                                  6  Fees and Expenses

                                                BOND FUNDS

                                      [ICON]
                                                  7  The Short Term Government Income Fund -- Investment
                                                     Objectives, Principal Investment Strategies, Principal
                                                     Investment Risks and Performance Information
                                                  9  The Intermediate Term Income Fund -- Investment Objectives,
                                                     Principal Investment Strategies, Principal Investment Risks
                                                     and Performance Information
                                                 11  Fees and Expenses

                                                EQUITY FUNDS

                                      [ICON]
                                                 12  The Strategic Dividend Fund -- Investment Objectives,
                                                     Principal Investment Strategies and Principal Investment
                                                     Risks
                                                 15  The Large Cap Equity Fund -- Investment Objectives,
                                                     Principal Investment Strategies, Principal Investment Risks
                                                     and Performance Information
                                                 17  The Mid Cap Equity Fund -- Investment Objective, Principal
                                                     Investment Strategies, Principal Investment Risks and
                                                     Performance Information
                                                 20  The Leaders Equity Fund -- Investment Objective, Principal
                                                     Investment Strategies, Principal Investment Risks and
                                                     Performance Information
                                                 23  Fees and Expenses

                                                ADDITIONAL INFORMATION

                                      [ICON]
                                                 25  Investing for Defensive Purposes
                                                 25  Portfolio Turnover

                                                FUND MANAGEMENT

                                      [ICON]
Review this section for Fund                     26  Investment Adviser
management details on the                        26  Sub-Adviser
people and organizations who                     26  Portfolio Managers
oversee the Funds.                               28  Distributor and Administrator

                                                SHAREHOLDER INFORMATION

                                      [ICON]
Review this section for                          29  Pricing of Fund Shares
shareholder information                          30  Purchasing and Adding to Your Shares
details on how shares are                        32  Selling Your Shares
valued, how to purchase,                         34  General Policies on Selling Shares
sell and exchange shares,                        35  Exchanging Your Shares
related charges and payments                     36  Market Timing Policies
of dividends and                                 36  Service Organizations
distributions.                                   37  Dividends, Distributions and Taxes
                                                 38  Householding
                                                 38  Disclosure of Fund Portfolio Holdings

                                                FINANCIAL HIGHLIGHTS

                                      [ICON]
                                                 39  Money Market Fund
                                                 40  Bond Funds
                                                 41  Equity Funds

                                                BACK COVER

                                      [ICON]
                                                     Where To Learn More About The Funds

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES

   OVERVIEW
   This prospectus describes the following funds offered by Performance Funds Trust (the "Funds").

MONEY MARKET FUND
The Money Market Fund

BOND FUNDS
The Short Term Government Income Fund
The Intermediate Term Income Fund

EQUITY FUNDS
The Strategic Dividend Fund
The Large Cap Equity Fund
The Mid Cap Equity Fund
The Leaders Equity Fund

On the following pages, you will find important information about each Fund, including:
- the investment objective
- principal investment strategy
- principal risks
- performance information and
- fees and expenses associated with each Fund
The Funds are managed by Trustmark
Investment Advisors Inc. ("Trustmark" or the "Adviser").

   WHO MAY WANT TO INVEST?

   CONSIDER INVESTING IN THE MONEY MARKET FUND IF YOU:

        - have a low risk tolerance

        - are seeking preservation of capital

        - are investing short-term reserves

        - are willing to accept lower potential returns

   CONSIDER INVESTING IN THE BOND FUNDS IF YOU ARE:

        - looking to add a monthly income component to your portfolio

        - willing to accept the risks of price and dividend fluctuations

   CONSIDER INVESTING IN THE EQUITY FUNDS IF YOU ARE:

        - seeking a long-term goal such as retirement

        - looking to add a growth component to your portfolio

        - willing to accept the risks of investing in the stock markets

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES         MONEY MARKET FUND

   THE MONEY MARKET FUND

   INVESTMENT OBJECTIVE. As high a level of current income as is consistent with preservation of capital and liquidity.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund invests in a broad range of high quality, short-term, money instruments which have remaining maturities not to exceed 397 days. The Fund is required to maintain an average portfolio maturity of 90 days or less.


   The Fund invests in instruments permitted under federal rules governing money market funds, including: securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities"), bank obligations, commercial paper, corporate debt securities, variable rate demand notes and repurchase agreements and other high quality short-term securities. Generally, securities in which the Fund may invest will not earn as high a yield as securities with longer maturities or of lower quality.



   The Adviser selects only those U.S. dollar-denominated debt instruments that meet the high quality and credit risk standards established by the Board of Trustees and are consistent with federal requirements applicable to money market funds. In accordance with such requirements, the Fund will purchase securities that are rated within the top two rating categories by at least two nationally recognized statistical rating organizations ("Rating Agency") or, if only one Rating Agency has rated the security, within the top two ratings by that Rating Agency, or if not rated, the securities are deemed of comparable quality pursuant to standards adopted by the Board of Trustees. The Fund's investments in securities with the second-highest rating (or deemed of comparable quality) may not exceed 5% of its total assets, and all the Fund's commercial paper investments must be in the highest rating category (or deemed of comparable quality).


   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.

   An investment in the Fund is not a bank deposit of Trustmark National Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The Fund expects to maintain a net asset value of $1.00 per share, but there is no assurance that it will be able to do so on a continuous basis. It is possible to lose money by investing in the Fund.

   There can be no assurance that the investment objective of the Fund will be achieved.

   SELECTION RISK. Like all investment funds, the Fund is subject to the possibility that poor security selection will cause the Fund to underperform other funds with similar objectives.

   INTEREST RATE RISK. Interest rate risk is the possibility that the value of the instruments held by the Fund will decline due to rising interest rates. When interest rates rise, the price of most debt instruments goes down. The price of a debt instrument is also affected by its maturity.

   CREDIT RISK. Credit risk is the chance that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund's return.

   INCOME RISK. Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term debt instruments.

   More information about permissible investments can be found in the Statement of Additional Information ("SAI").

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES         MONEY MARKET FUND


   PERFORMANCE INFORMATION

   The bar chart and table provide an indication of the risks of an investment in the Money Market Fund by showing changes in the Fund's performance from year to year, and for the one year, five year and ten year periods. Past performance does not indicate how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.

       PERFORMANCE BAR CHART AND TABLE

   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
       FOR INSTITUTIONAL CLASS SHARES

   [PERFORMANCE CHART AS A %]

1996                                                                             5.33
97                                                                               5.43
98                                                                               5.31
99                                                                               4.95
00                                                                               6.15
01                                                                               3.84
02                                                                               1.35
03                                                                               0.71
04                                                                               0.91
05                                                                               2.74


                                                                         Best quarter:      Q4       2000       1.58%
                                                                         Worst quarter:     Q2       2004       0.08%


                                           For the period January 1, 2006
                                           through June 30, 2006 the aggregate
                                           (non-annualized) total return of the
                                           Fund was 2.09%.



     AVERAGE ANNUAL TOTAL RETURNS -- AS OF DECEMBER 31, 2005(*)    ONE YEAR            FIVE YEARS           TEN YEARS
                                                                   --------------------------------------------------
     INSTITUTIONAL CLASS SHARES                                     2.74%                1.90%                3.65%
    -----------------------------------------------------------------------------------------------------------------



   (*) As of December 31, 2005 the 7-day current yield of the Fund's
       Institutional Class Shares was 3.80%. For current yield information on the Fund, call 1-800-PERFORM. The Money Market Fund's yield appears in the Wall Street Journal each Thursday.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES         MONEY MARKET FUND

   FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                     FEE TABLE


                                                                    THE MONEY MARKET FUND
                                                                  INSTITUTIONAL CLASS SHARES
    ----------------------------------------------------------------------------------------
    SHAREHOLDER FEES
      (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases (as a % of
      offering price)                                                        None
    ANNUAL FUND OPERATING EXPENSES
      (expenses that are deducted from fund assets)
    Management fees(1)                                                       0.30%
    12b-1 fees                                                               None
    Other expenses(2)                                                        0.21%
                                                                             ----
    TOTAL ANNUAL FUND OPERATING EXPENSES(1)                                  0.51%
                                                                             ====



   (1) The Adviser is voluntarily waiving a portion of the advisory fees for the Money Market Fund. Total Fund Operating Expenses for the Money Market Fund after these fee waivers is expected to be 0.47%. The fee waivers for the Money Market Fund may be revised or cancelled at any time.



   (2) The Fund may pay fees (included in "Other Expenses") up to a maximum of 0.35% of the Fund's average daily net assets attributable to Institutional Class shares to certain financial organizations ("Service Organizations") that provide certain administrative services to the holders of Institutional Class shares, respectively, but will limit such fees to 0.08% of the Fund's net assets of the Institutional Class shares held in such accounts involving that Service Organization during the current fiscal year. See "Shareholder Information -- Service Organizations" below for additional information.


   EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE
   ASSUMES:

     - $10,000 INVESTMENT

     - 5% ANNUAL RETURN

     - REDEMPTION AT THE END OF EACH PERIOD


     - NO CHANGES IN THE FUND'S OPERATING EXPENSES


     - REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

   ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


                                                                    THE MONEY MARKET FUND
                                                                  INSTITUTIONAL CLASS SHARES
    ----------------------------------------------------------------------------------------
    ONE YEAR AFTER PURCHASE                                                  $ 52
    THREE YEARS AFTER PURCHASE                                               $164
    FIVE YEARS AFTER PURCHASE                                                $285
    TEN YEARS AFTER PURCHASE                                                 $640

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS

   THE SHORT TERM GOVERNMENT INCOME FUND

   INVESTMENT OBJECTIVES. As high a level of current income as is consistent with limiting the risk of potential loss.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its assets in U.S. Government Securities. The Fund will provide notice to shareholders at least 60 days prior to any change to this nonfundamental policy. Under normal market conditions, the Fund will maintain a dollar weighted average portfolio of less than three years with a maximum effective maturity of five years for any individual security. The Fund focuses on maximizing income consistent with prudent investment risk within this maturity range and credit and risk tolerances established for the Fund. The Fund typically seeks to increase its total return by shortening the average maturity of its portfolio securities when it expects interest rates to increase and lengthening the average maturity to take advantage of expected interest rate declines.


   Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a "GSE") acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities. A Fund treats mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.


   The Fund may also invest, under normal conditions, up to 20% of its assets in bank obligations, commercial paper, investment grade corporate debt securities, investment grade mortgage and asset-backed securities and other debt securities, including money market securities which are of comparable quality in the Adviser's opinion. Investment grade securities are those rated in the four highest categories by a nationally recognized statistical rating organization, or if unrated, determined to be comparable in quality by the Adviser. The Adviser will sell securities based upon the Fund's current strategic outlook. For temporary, defensive investments, see "Additional Information -- Investing for Defensive Purposes."

   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit of Trustmark National Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The Fund will invest primarily in fixed income securities, which present a lesser potential for capital appreciation than equity securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

   MARKET RISK. Market risk means that the bond market in general will fluctuate, which may affect the performance of any individual fixed income security.

   SELECTION RISK. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives.

   INTEREST RATE RISK. All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of a Fund's bond investments, and of its shares, will decline. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities, bonds with interest rate reset provisions, notes or money market instruments.

   CREDIT RISK. To the extent the Fund invests in non-U.S. Government debt securities, they are subject to greater credit risk. Bonds are subject to the risk that the issuer may not make timely payments of principal and interest, or may default. This risk increases as the credit rating of an instrument or its issuer decreases. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in the four highest rating categories. Obligations rated in the fourth highest rating category are considered to have speculative characteristics. If an issuer of fixed income securities defaults on its obligations to pay interest and repay principal, or a bond's credit rating is downgraded, the Fund could lose money.

   PREPAYMENT RISK. When interest rates decline, the Fund's investments in mortgage-related securities are subject to the risk that the principal amount of the underlying mortgage may be prepaid prior to the bond's maturity date. When such a prepayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS

   potentially lower return upon subsequent reinvestment of the principal. When interest risks rise, such securities are subject to the risk that an expected level of prepayments will not occur, resulting in a longer effective maturity of the security. As a result, the value of such securities may decline.

   CALL RISK. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" -- or repay -- a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

   More information about permissible investments can be found in the SAI.

   PERFORMANCE INFORMATION

   The bar chart and table provide an indication of the risks of an investment in the Short Term Government Income Fund by showing changes in the Fund's performance from year to year, and for the one year, five year and ten year periods as compared to a broad-based securities index. The Merrill Lynch 1-3 Year U.S. Treasury/Agency Index in the table below, is an unmanaged index comprised of U.S. Treasury issues, debt of U.S. Government agencies and corporate debt guaranteed by the U.S. Government. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions and reflects voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.

            PERFORMANCE BAR CHART
    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
        FOR INSTITUTIONAL CLASS SHARES
   [PERFORMANCE CHART AS A %]

1996                                                                             4.17
97                                                                               6.29
98                                                                               6.28
99                                                                               2.61
00                                                                               7.86
01                                                                               7.62
02                                                                               5.19
03                                                                               0.92
04                                                                               1.06
05                                                                               1.31


                                                                         Best quarter:      Q3      2001       3.13%
                                                                         Worst quarter:     Q2      2004      (0.67)%


                                           For the period January 1, 2006
                                           through June 30, 2006, the aggregate
                                           (non-annualized) total return of the
                                           Fund was 1.08%.


   PERFORMANCE TABLE


   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as qualified retirement plans.



        AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2005(*)       ONE YEAR            FIVE YEARS           TEN YEARS
                                                                   --------------------------------------------------
     RETURN BEFORE TAXES                                            1.31%                3.19%                4.30%
                                                                   --------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS                            0.28%                1.86%                2.54%
                                                                   --------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES         0.85%                1.92%                2.57%
    -----------------------------------------------------------------------------------------------------------------
     MERRILL LYNCH 1-3 YEAR U.S. TREASURY/AGENCY INDEX
      (INDEX ABOVE REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                        1.70%                3.76%                4.85%
    -----------------------------------------------------------------------------------------------------------------


   (*) These returns reflect performance after expenses are deducted.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS

   THE INTERMEDIATE TERM INCOME FUND

   INVESTMENT OBJECTIVES. A high level of current income. Total return, within certain parameters, is a secondary consideration.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 65% of its net assets in U.S. Government Securities. The Fund will normally have a dollar weighted average portfolio maturity of 3-10 years. While maturity and credit quality are the most important investment factors, the Fund also considers (1) current yield and yield to maturity and (2) potential for capital gain when making investment decisions.

   Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. Agency securities are issued or guaranteed by a federal agency or a GSE acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities. The Fund treats mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

   The Fund may also invest under normal conditions, up to 35% of its net assets in bank obligations, commercial paper, investment grade corporate debt securities, investment grade mortgage and asset-backed securities and other debt securities, including money market securities which are of comparable quality in the Adviser's opinion. There are no restrictions on the maturity of any individual investments of the Fund. The Adviser will sell securities based upon the Fund's current strategic outlook. For temporary defensive investments, see "Additional Information -- Investing for Defensive Purposes."

   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The Fund will invest primarily in fixed income securities, which present a lesser potential for capital appreciation than equity securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

   MARKET RISK. Market risk means that the bond market in general will fluctuate, which may affect the performance of any individual fixed income security.

   SELECTION RISK. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives.

   INTEREST RATE RISK. All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of a Fund's bond investments, and of its shares, will decline. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities, bonds with interest rate reset provisions, notes or money market instruments.

   CREDIT RISK. To the extent the Fund invests in non-U.S. Government debt securities, they are subject to greater credit risk. Bonds are subject to the risk that the issuer may not make timely payments of principal and interest, or may default. This risk increases the lower the credit rating of an instrument or its issuer. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in the four highest rating categories. Obligations rated in the fourth highest rating category are considered to have speculative characteristics. If an issuer of fixed income securities defaults on its obligations to pay interest and repay principal, or a bond's credit rating is downgraded, the Fund could lose money.

   PREPAYMENT RISK. When interest rates decline, the Fund's investments in mortgage-related securities are subject to the risk that the principal amount of the underlying mortgage may be prepaid prior to the bond's maturity date. When such a prepayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal. When interest rates rise, such securities are subject to the risk that an expected level of prepayments will not occur, resulting in a longer maturity of the security. As a result, the value of such securities may decline.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS

   CALL RISK. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" -- or repay -- a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

   More information about permissible investments can be found in the SAI.

   PERFORMANCE INFORMATION

   The bar chart and table provide an indication of the risks of an investment in the Intermediate Term Income Fund by showing changes in the Fund's performance from year to year, and the one year, five year and ten year periods as compared to a broad-based securities index. The Merrill Lynch Government/Corporate Master Index in the table below, is an unmanaged index comprised of U.S. Treasury issues, debt securities of U.S. Government agencies guaranteed by the U.S. Government and corporate debt securities. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.

            PERFORMANCE BAR CHART
   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
       FOR INSTITUTIONAL CLASS SHARES
   [PERFORMANCE CHART AS A %]

1996                                                                              1.37
97                                                                                9.24
98                                                                                8.56
99                                                                               -3.89
00                                                                               11.62
01                                                                                8.09
02                                                                                9.96
03                                                                                2.84
04                                                                                3.66
05                                                                                1.67



                                                                         Best quarter:      Q3      2001       4.80%
                                                                         Worst quarter:     Q1      1996      (2.63)%



                                           For the period January 1, 2006
                                           through June 30, 2006, the aggregate
                                           (non-annualized) total return of the
                                           Fund was (0.14)%.


   PERFORMANCE TABLE


   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as qualified retirement plans.



        AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2005(*)       ONE YEAR            FIVE YEARS           TEN YEARS
                                                                      -----------------------------------------------
     RETURN BEFORE TAXES                                             1.67%               5.20%                5.21%
                                                                      -----------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS                             0.03%               3.28%                3.09%
                                                                      -----------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES          1.08%               3.29%                3.12%
    -----------------------------------------------------------------------------------------------------------------
     MERRILL LYNCH GOVERNMENT/ CORPORATE MASTER INDEX
      (INDEX ABOVE REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                         2.52%               6.07%                6.19%
    -----------------------------------------------------------------------------------------------------------------


   (*) These returns reflect performance after expenses are deducted.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS

   FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Funds.

                                     FEE TABLE


                                                                 THE SHORT TERM               THE INTERMEDIATE TERM
                                                             GOVERNMENT INCOME FUND                INCOME FUND
                                                           INSTITUTIONAL CLASS SHARES      INSTITUTIONAL CLASS SHARES
------------------------------------------------------------------------------------------------------------------------
   SHAREHOLDER FEES
     (fees paid directly from your investment)
   Maximum Sales Charge (Load) Imposed on Purchases                   None                            None
   Maximum Deferred Sales Charge (Load)                               None                            None
   ANNUAL FUND OPERATING EXPENSES
     (expenses that are deducted from fund assets)
   Management fees                                                    0.40%                           0.50%(1)
   Distribution (12b-1) fees                                          None                            None
   Other expenses(2)                                                  0.34%                           0.42%
                                                                      ----                            ----
   TOTAL ANNUAL FUND OPERATING EXPENSES(1)                            0.74%                           0.92%
                                                                      ====                            ====
   (1) The Adviser is voluntarily waiving a portion of The Intermediate Term Income Fund's advisory fee. Total Fund
       Operating Expenses after these fee waivers is expected to be 0.87%. These fee waivers may be revised or cancelled at any time.
   (2) The Fund may pay fees (included in "Other Expenses") up to a maximum of 0.35% of the Fund's average daily net assets attributable to Institutional Class shares to certain financial organizations ("Service Organizations")
       that provide certain administrative services to the holders of Institutional Class shares, but will limit such fees to 0.08% of the Fund's net assets of the Institutional Class shares held in such accounts involving that
       Service Organization during the current fiscal year. See "Shareholder Information -- Service Organizations" below for additional information.


   EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE
   ASSUMES:

     - $10,000 INVESTMENT

     - 5% ANNUAL RETURN

     - REDEMPTION AT THE END OF EACH PERIOD

     - NO CHANGES IN THE FUND'S OPERATING EXPENSES

     - REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

   ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


                                                                 THE SHORT TERM               THE INTERMEDIATE TERM
                                                             GOVERNMENT INCOME FUND                INCOME FUND
                                                           INSTITUTIONAL CLASS SHARES      INSTITUTIONAL CLASS SHARES
------------------------------------------------------------------------------------------------------------------------
   ONE YEAR AFTER PURCHASE                                            $ 76                           $   94
   THREE YEARS AFTER PURCHASE                                         $237                           $  293
   FIVE YEARS AFTER PURCHASE                                          $411                           $  509
   TEN YEARS AFTER PURCHASE                                           $918                           $1,131

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   THE STRATEGIC DIVIDEND FUND

   INVESTMENT OBJECTIVES. High level of current income and long term growth of income consistent with preservation of capital. The objective is non fundamental and may be changed by the Trustees of the Fund without shareholder approval.


   PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund invests at least 65% of its total assets in income-producing equity securities (including common stocks, preferred stocks, convertible securities and real estate investment trusts, also known as "REITs"). The Fund's Sub-Adviser seeks to achieve the Fund's investment objectives by investing primarily in income-producing equity instruments and investment grade quality debt securities in the 10 economic sectors of the Standard & Poor's 500(R) Composite Stock Index ("S&P 500 Index"). The ten economic sectors are Energy, Materials, Industrials, Consumer Discretionary, Consumer Staples, Healthcare, Financials, Information Technology, Utilities and Telecommunications.


   The Fund's Sub-Adviser expects that a significant portion of the Fund's equity holdings will represent stocks of domestic large capitalization companies (i.e., having market capitalizations of at least $3 billion) that
   (1) currently generate a high yield in the form of dividends with modest dividend growth or (2) pay a modest dividend but have exhibited significant growth in dividends together with a company commitment to grow dividends and an economic ability to achieve dividend growth. The Sub-Adviser will determine the sectors in which particular industries and companies belong on the basis of relevant market and business considerations. Companies will be assigned to sectors based on their principal business activity as reflected by gross revenues. Portfolio securities are typically sold when the assessments of the Fund's Sub-Adviser of the income or growth potential of such securities materially change.


   In pursuing its investment strategy and in response to changes in the general economy or within particular sectors, the Fund may increase, decrease or eliminate entirely a particular sector's representation in the Fund's portfolio. At no time will any one sector comprise more than 50% of the Fund's total assets nor will 25% or more of the Fund's total assets be concentrated in the securities of companies falling into any one industry. Neither the Adviser nor the Sub-Adviser anticipate that the Fund's investment in a single, specific sector will comprise as much as 50% of the Fund's assets. With respect to the Fund's investment in fixed securities, the Fund will invest in securities with individual maturities between 1 and 25 years. However, from time to time, the Fund may invest in fixed securities having remaining maturities of 90 days or less.



   The Fund is non-diversified as defined in the Investment Company Act of 1940, as amended (the "1940 Act").


   The Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.

   The Fund may invest temporarily for defensive purposes up to 100% of its total assets in debt securities rated A or better by a Rating Agency, bank obligations and money market instruments. The Fund may not achieve its investment objective when it invests for defensive purposes.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

   MARKET RISK. Market risk means that the stock market in general will fluctuate, which may affect the performance of any individual stock.

   SELECTION RISK. Selection risk means that the particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.

   CREDIT RISK. Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.

   DERIVATIVE INSTRUMENTS RISK. Because the Fund is permitted to invest in certain derivative instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not associated with direct investments in such instruments, indexes or assets.

   INCOME RISK. Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.

   INTEREST RATE RISK. All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of a Fund's bond investments, and of its shares, will decline. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities, bonds with interest rate reset provisions, notes or money market instruments.

   CALL RISK. If interest rates fall, it is possible that issuers of callable securities held by the Fund will call or prepay their securities before their maturity dates. In this event, the proceeds from the called securities would most likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund's income and distributions to shareholders and termination of any conversion option on convertible securities.


   SECTOR RISK. At times the Fund may increase the relative emphasis of its investments in a particular sector. Stocks of issuers in a particular sector are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that sector more than others. For example, REITs derive their income from (1) rents received and any profits on the sale of real estate and/or (2) mortgage interest payments. Such income stream would be subject to the risks that impact sources in the real estate industry. To the extent that the Fund has greater emphasis on investments in a particular sector, its share values may fluctuate in response to events affecting that sector.


   NON DIVERSIFICATION RISK. By investing more of its assets in a limited number of companies, the Fund's risk increases in that the performance of a particular investment may have a significant effect on the Fund's performance.

   More information about permissible investments can be found in the SAI.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   PERFORMANCE INFORMATION


   The bar chart and table provide an indication of the risks of an investment in the Strategic Dividend Fund by showing changes in the Fund's performance from year to year, and for one year, and since inception periods as compared to a broad-based securities index. The Dow Jones Select Dividend Index in the table below, is an unmanaged index derived from the Dow Jones U.S. Total Market Index, which covers approximately 95% of U.S. market capitalization. Stocks are screened by dividend-per-share growth rate, dividend payout ratio and average daily dollar trading volume, and are selected based on dividend yield. Stated Objective: to represent the top 100 U.S. stocks by dividend yield. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions, and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.




                                                                         Best quarter:      Q3      2005       2.86%
                                                                         Worst quarter:     Q4      2005      (0.63)%



                                           For the period January 1, 2006
                                           through June 30, 2006, the aggregate
                                           (non-annualized) total return of the
                                           Fund was 6.26%.



            PERFORMANCE BAR CHART


   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
       FOR INSTITUTIONAL CLASS SHARES

   [PERFORMANCE CHART AS A %]

2005                                                                             4.79


   PERFORMANCE TABLE



   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as qualified retirement plans.



                                                                                      SINCE INCEPTION
         AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2005*        ONE YEAR           NOVEMBER 9, 2004
                                                                  ------------------------------------------------------
     RETURN BEFORE TAXES                                             4.79%                 7.28%
                                                                   ------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS                             4.21%                 6.63%
                                                                   ------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES          3.76%                 6.06%
    ---------------------------------------------------------------------------------------------------
     DOW JONES SELECT DIVIDEND INDEX
      (INDEX ABOVE REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                         3.79%                 5.63%
    ---------------------------------------------------------------------------------------------------



   * These returns reflect performance after expenses are deducted.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   THE LARGE CAP EQUITY FUND

   INVESTMENT OBJECTIVES. Long-term capital appreciation. Income generation is a secondary consideration.


   PRINCIPAL INVESTMENT STRATEGIES. The Fund will normally invest at least 80% of its assets in common stocks of large, well-established U.S. companies with market capitalizations exceeding, at the time of purchase, the minimum company capitalization of the S&P 500(R) Index. The Fund will provide notice to shareholders at least 60 days prior to any change to this nonfundamental policy. As of June 30, 2006, the minimum company capitalization of the S&P 500(R) Index was $1.3 billion. The Fund's Adviser focuses on stocks that it believes are undervalued in terms of price or other financial measurements. In particular, the Adviser selects companies for investment using both quantitative and qualitative analysis to identify those issuers that, in the Adviser's opinion, exhibit above average earnings growth and are attractively valued utilizing a multi-factor model. The quantitative multi-factor approach analyzes companies in six broad categories of relative valuation. These categories are measures of (1) value; (2) yield; (3) price and earnings momentum; (4) historical and projected earnings growth; (5) price and earnings risk; and (6) liquidity. The Fund may also purchase dividend paying stocks of particular issuers when the issuer's dividend record may, in the Adviser's opinion, have a favorable influence on the securities' market value. The Adviser will consider selling securities which no longer meet the Fund's criteria for investing.


   The Fund may also invest, under normal market conditions, up to 20% of its assets in stocks issued by companies with smaller market capitalizations than those included in the S&P 500(R) Index, foreign securities, American Depositary Receipts ("ADRs"), preferred stock, warrants, convertible securities, money market instruments and stock or index options and futures contracts.

   The Fund may invest temporarily for defensive purposes up to 100% of its total assets in debt securities rated A or better by a Rating Agency, bank obligations and money market instruments. The Fund may not achieve its investment objective when it invests for defensive purposes.

   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

   MARKET RISK. Market risk means that the stock market in general will fluctuate, which may affect the performance of any individual stock.

   SELECTION RISK. Selection risk means that the particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.

   VALUE STOCKS. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down. The Fund's investments in value stocks may produce more modest gains than more aggressive stock funds.

   CAPITALIZATION RISK. Although the Fund invests only a small portion of its assets in small capitalization stocks, it is subject to capitalization risk. Stocks of smaller companies carry higher risks than those of larger companies. They may trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the desired price. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies.

   FOREIGN INVESTMENT RISK. Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, including adverse effects due to the euro conversion; (2) political and financial instability; (3) less liquidity and greater volatility of foreign investments; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (6) increased price volatility; and (7) delays in transaction settlement in some foreign markets.

   More information about permissible investments can be found in the SAI.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   PERFORMANCE INFORMATION

   The bar chart and table provide an indication of the risks of an investment in the Large Cap Equity Fund by showing changes in the Fund's performance from year to year, and the one year, five year and ten year periods as compared to a broad-based securities index. The S&P 500(R) Index, in the table below, is an unmanaged index of common stocks representative of the large company sector of the equity market. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.

            PERFORMANCE BAR CHART
   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
       FOR INSTITUTIONAL CLASS SHARES
   [PERFORMANCE CHART AS A %]

1996                                                                             23.79
97                                                                               32.99
98                                                                               28.78
99                                                                               15.67
00                                                                              -12.62
01                                                                              -10.31
02                                                                              -21.83
03                                                                               20.10
04                                                                               11.07
05                                                                                7.58


                                                                         Best quarter:      Q4     1998      20.61%
                                                                         Worst quarter:     Q3     2002     (15.97)%


                                           For the period January 1, 2006
                                           through June 30, 2006, the aggregate
                                           (non-annualized) total return of the
                                           Fund was 3.02%.


   PERFORMANCE TABLE


   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as qualified retirement plans.



        AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2005(*)       ONE YEAR            FIVE YEARS           TEN YEARS
                                                                      -----------------------------------------------
     RETURN BEFORE TAXES                                              7.58%                0.12%              7.99%
                                                                      -----------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS                              5.17%              (1.75)%              6.42%
                                                                      -----------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES           8.15%              (0.29)%              6.62%
    -----------------------------------------------------------------------------------------------------------------
     S&P 500(R) INDEX
      (INDEX ABOVE REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                          4.91%                0.54%              9.07%
    -----------------------------------------------------------------------------------------------------------------


   (*) These returns reflect performance after expenses are deducted.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   THE MID CAP EQUITY FUND

   INVESTMENT OBJECTIVE. Growth of capital by attempting to outperform the S&P MidCap Index.


   PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its assets in common stocks of mid-sized companies (those within the range of market capitalizations included in the S&P MidCap 400 Index). The Fund will provide notice to shareholders at least 60 days prior to any change to this nonfundamental policy. The Fund's Adviser selects stocks that it believes are undervalued, and have the potential for future earnings growth. The S&P MidCap 400 Index contains 400 domestic stocks with market capitalization ranging from $300 million to $10 billion as of June 30, 2006.


   The Adviser will rely extensively upon computer models developed by it for stock selection. The disciplined approach which is based on input of the Fund's companies' fundamentals allows it to rank the 400 stocks in the S&P MidCap 400 Index in order of attractiveness. The Fund, depending on the size, will contain anywhere from approximately 40 to 120 of the most attractive stocks ranked by the model. The Adviser may also rely upon other factors both fundamental and non-fundamental in determining the composition of the Fund.

   Factors considered by the Adviser when selecting the most attractive stocks include the following: (1) company profitability; (2) dividend yield; (3) earnings volatility; (4) proprietary valuation model; (5) proprietary analysis of earnings momentum; (6) relative valuation and relative earnings momentum; and (7) composite rank. The Adviser will consider selling those securities which no longer meet the Fund's criteria for market capitalization.

   The Fund may also invest, under normal market conditions, up to 20% of its assets, in preferred stock, warrants, foreign securities, ADRs, equity securities of larger capitalized companies, convertible securities, money market instruments and stock or index options and futures contracts.

   The Fund may invest temporarily for defensive purposes up to 100% of its total assets in non-equity securities, money market instruments and in the equity securities of larger capitalized companies. The Fund may not achieve its investment objective when it invests for defensive purposes.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS


   PRINCIPAL INVESTMENT RISKS



   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.



   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



   The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.



   MARKET RISK. Market risk means that the stock market in general will fluctuate which may affect the performance of any individual stock.



   SELECTION RISK. Selection risk means that the particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.


   CAPITALIZATION RISK. Stocks of smaller and mid-sized companies carry higher risks than those of larger companies. They may trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the desired price. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund's net asset value may be subject to rapid and substantial changes.

   VALUE STOCKS. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down. The Fund's investments in value stocks may produce more modest gains than more aggressive stock funds.

   FOREIGN INVESTMENT RISK. Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, including adverse effects due to the euro conversion; (2) political and financial instability; (3) less liquidity and greater volatility of foreign investments; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (6) increased price volatility; and (7) delays in transaction settlement in some foreign markets.

   More information about permissible investments can be found in the SAI.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   PERFORMANCE INFORMATION

   The bar chart and table provide an indication of the risks of an investment in the Mid Cap Equity Fund by showing changes in the Fund's performance from year to year, and for the one year, five year and ten year periods as compared to a broad-based securities index. The S&P MidCap 400 Index in the table below is an unmanaged index of 400 selected common stocks of mid-sized companies. The Russell MidCap Index is an unmanaged capitalization weighted index that tracks the performance of the smallest 800 securities as ranked by total market capitalization in the medium-sized securities universe. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions, and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.

            PERFORMANCE BAR CHART
   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
       FOR INSTITUTIONAL CLASS SHARES
   [PERFORMANCE CHART AS A %]

1996                                                                             26.98
97                                                                               31.76
98                                                                                5.66
99                                                                               13.66
00                                                                                4.18
01                                                                               -6.48
02                                                                              -11.76
03                                                                               32.25
04                                                                               15.73
05                                                                               13.92


                                                                         Best quarter:      Q4      1998       19.46%
                                                                         Worst quarter:     Q3      1998      (15.44)%


                                           For the period, January 1, 2006
                                           through June 30, 2006, the aggregate
                                           (non-annualized) total return of the
                                           Fund was 2.49%.


   PERFORMANCE TABLE


   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as qualified retirement plans.



    AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2005(*)           ONE YEAR          FIVE YEARS         TEN YEARS
                                                                  --------------------------------------------
     RETURN BEFORE TAXES                                            13.92%              7.55%            11.66%
                                                                  -----------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS                            11.70%              6.11%             9.69%
                                                                  -----------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES         12.06%              6.19%             9.54%
    -------------------------------------------------------------------------------------------------------------
     S&P MID CAP 400 INDEX
      (INDEX ABOVE REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                        12.56%              8.60%            14.36%
    -------------------------------------------------------------------------------------------------------------
     RUSSELL MIDCAP INDEX
      (INDEX ABOVE REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                        12.65%              8.45%            12.49%
    -------------------------------------------------------------------------------------------------------------


   (*) These returns reflect performance after expenses are deducted.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   THE LEADERS EQUITY FUND

   INVESTMENT OBJECTIVE. Long-term capital appreciation. This objective is non-fundamental and may be changed by the Trustees of the Fund without shareholder approval.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its assets in equity securities of (1) companies with market capitalizations greater than $500 million at the time of purchase and (2) companies whose stock price performance and other fundamentals are considered by the Adviser to be in the top 25% of equity markets as measured by various financial industry research companies and other independent organizations providing similar services. The Fund typically focuses its investments in a core group of 15-50 stocks and is a diversified fund. In selecting securities, the Adviser will pursue an investment blend of two types of stocks:

     - Growth stocks typically represent financially secure firms with established operating histories that are proven leaders in their industry or market sector. These companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share and in companies not meeting the foregoing criteria if such companies are expected to undergo an acceleration in growth of earnings because of special factors such as new management, new products or changes in consumer demand.

     - Value stocks typically represent companies which the Adviser believes to be undervalued relative to assets, earnings, growth potential or cash flows. Investment decisions are based upon fundamental research and internally developed valuations systems.

   The Adviser uses a "bottom up" approach in selecting stocks which means that the Adviser looks primarily at individual issues against the context of broader market factors. The Fund is not limited by a fixed allocation of assets to either growth or value stocks and depending upon the economic environment and judgment of the Adviser, may emphasize either growth stocks or value stocks to the exclusion of the other. As part of its "bottom up" stock selection, the Adviser considers factors which (1) have contributed to a company's past or present stock price performance or (2) it believes will contribute to a company's future stock price performance. Such factors include the company's (1) solid fundamentals (e.g., strong earnings, earnings growth and earnings resilience), (2) specific market expertise or dominance,
   (3) franchise durability and pricing power, and (4) strong management. Based on the foregoing criteria, the companies selected by the Investment Adviser are generally included in the top quartile of stock price indexes or other unmanaged measures of such criteria. The Adviser considers these companies "Leaders" in their respective categories, whether a broad market, industry or sector category.

   The Fund usually will sell portfolio securities if:


     - the price of the security is overvalued;



     - the companies' earnings are consistently lower than expected;



     - more favorable opportunities are identified.


   The Fund may trade its investments without regard to the length of time they have been owned by the Fund. The Adviser expects the Fund's portfolio turnover to exceed 200%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may adversely affect the Fund's performance. See "Additional Information -- Portfolio Turnover."

   The Fund may also make temporary investments for defensive purposes. For more information, see "Additional Information -- Investing for Defensive Purposes."

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS


   PRINCIPAL INVESTMENT RISKS



   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.



   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


   The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

   MARKET RISK. Market risk means that the stock market in general will fluctuate, which may affect the performance of any individual stock.

   SELECTION RISK. Selection risk means that the particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.

   VALUE STOCKS. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down. The Fund's investments in value stocks may produce more modest gains than more aggressive stock funds.

   GROWTH STOCKS. Investments in growth stocks may lack the dividend yield that can cushion stock prices in market downturns. Growth companies often are expected to increase their earnings at a certain rate. If expectations are not met, investors can punish the stocks, even if earnings do increase.

   CAPITALIZATION RISK. Stocks of companies having capitalizations of less than $1 billion carry higher risks than those of larger companies. They may trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the desired price. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund's net asset value may be subject to rapid and substantial changes.

   PORTFOLIO TURNOVER RISK An annual portfolio turnover rate of 100% or more generally involves greater transaction expenses and may result in the realization of larger amounts of capital gains, which may be taxable when distributed to shareholders.

   More information about permissible investments can be found in the SAI.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   PERFORMANCE INFORMATION


   The bar chart and table provide an indication of the risks of an investment in the Leaders Equity Fund by showing changes in the Fund's performance from year to year, and the one year and since inception periods as compared to a broad-based securities index. Each of the Russell 1000 Index and the Russell 1000 Growth Index in the table below is an unmanaged index. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.


       PERFORMANCE BAR CHART AND TABLE
   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
       FOR INSTITUTIONAL CLASS SHARES
   [PERFORMANCE CHART AS A %]

2001                                                                            -20.27
02                                                                              -22.30
03                                                                               28.34
04                                                                               19.23
05                                                                               11.35


                                                                         Best quarter:      Q2     2003      11.96%
                                                                         Worst quarter:     Q1     2001     (14.95)%


                                           For the period January 1, 2006
                                           through June 30, 2006, the aggregate
                                           (non-annualized) total return of the
                                           Fund was 4.83%.


   PERFORMANCE TABLE


   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as qualified retirement plans.



                                                                                                            SINCE INCEPTION
    AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2005(*)           ONE YEAR            FIVE YEARS         (SEPTEMBER 1, 2000)
                                                                      -------------------------------------------------------
     RETURN BEFORE TAXES                                            11.35%                 1.09%                (1.31)%
                                                                      -------------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS                            11.35%                 1.09%                (1.31)%
                                                                      -------------------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES          7.38%                 0.93%                (1.11)%
    -------------------------------------------------------------------------------------------------------------------------
     RUSSELL 1000 INDEX
      (INDEX ABOVE REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                         6.27%                 1.07%                (1.74)%
                                                                      -------------------------------------------------------
     RUSSELL 1000 GROWTH INDEX
      (INDEX ABOVE REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                         5.26%               (3.58)%                (9.40)%
    -------------------------------------------------------------------------------------------------------------------------


   (*) These returns reflect performance after expenses are deducted.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Funds.

                                     FEE TABLE


                                                                         THE LARGE CAP          THE MID CAP
                                                                          EQUITY FUND           EQUITY FUND
                                                                      INSTITUTIONAL CLASS   INSTITUTIONAL CLASS
                                                                            SHARES                SHARES
    -----------------------------------------------------------------------------------------------------------
    SHAREHOLDER FEES
      (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases                          None                  None
    Maximum Deferred Sales Charge (Load)                                      None                  None
    ANNUAL FUND OPERATING EXPENSES
      (expenses that are deducted from fund assets)
    Management fees                                                          0.60%                 0.75%
    Distribution and Service (12b-1) fees                                     None                  None
    Other expenses(2)                                                        0.44%                 0.39%
                                                                             -----                 -----
    TOTAL ANNUAL FUND OPERATING EXPENSES                                     1.04%                 1.14%
                                                                             =====                 =====



                                                                          THE LEADERS          THE STRATEGIC
                                                                          EQUITY FUND          DIVIDEND FUND
                                                                      INSTITUTIONAL CLASS   INSTITUTIONAL CLASS
                                                                            SHARES                SHARES
    -----------------------------------------------------------------------------------------------------------
    SHAREHOLDER FEES
      (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases                          None                  None
    Maximum Deferred Sales Charge (Load)                                      None                  None
    ANNUAL FUND OPERATING EXPENSES
      (expenses that are deducted from fund assets)
    Management Fees(1)                                                       1.00%                 0.75%
    Distribution and Service (12b-1) Fees                                     None                  None
    Other Expenses(2)                                                        0.48%                 0.42%
                                                                             -----                 -----
    TOTAL ANNUAL FUND OPERATING EXPENSES(1)                                  1.48%                 1.17%
    Fee Waiver(1)                                                            0.23%                 0.22%
                                                                             -----                 -----
    NET ANNUAL FUND OPERATING EXPENSES(1)                                    1.25%                 0.95%
                                                                             =====                 =====
    (1) The Leaders Equity Fund and The Strategic Dividend Fund are contractually limiting the fees and expenses in the Institutional Class Shares to 1.25% and 0.95%, respectively, until at least September
        30, 2007.
    (2) The Fund may pay fees (included in "Other Expenses") up to a maximum of 0.35% of the Fund's average daily net assets attributable to Institutional Class shares to certain financial organizations
        ("Service Organizations") that provide certain administrative services to the holders of Institutional
        Class shares, but will limit such fees to 0.08% of the Fund's net assets of the Institutional Class shares held in such accounts involving that Service Organization during the current fiscal year. See
        "Shareholder Information -- Service Organizations" below for additional information.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS

   EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE
   ASSUMES:

     - $10,000 INVESTMENT

     - 5% ANNUAL RETURN

     - REDEMPTION AT THE END OF EACH PERIOD


     - NO CHANGES IN THE FUND'S OPERATING EXPENSES, EXCEPT FOR THE EXPIRATION OF THE CURRENT CONTRACTUAL EXPENSE LIMITATIONS ON SEPTEMBER 30, 2007 FOR THE LEADERS EQUITY FUND AND THE STRATEGIC DIVIDEND FUND


     - REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

   ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


                                                                      THE LARGE CAP                   THE MID CAP
                                                                       EQUITY FUND                    EQUITY FUND
                                                                INSTITUTIONAL CLASS SHARES     INSTITUTIONAL CLASS SHARES
    ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR AFTER PURCHASE                                               $  106                         $  116
    THREE YEARS AFTER PURCHASE                                            $  331                         $  362
    FIVE YEARS AFTER PURCHASE                                             $  574                         $  628
    TEN YEARS AFTER PURCHASE                                              $1,271                         $1,386



                                                                       THE LEADERS                   THE STRATEGIC
                                                                       EQUITY FUND                   DIVIDEND FUND
                                                                INSTITUTIONAL CLASS SHARES     INSTITUTIONAL CLASS SHARES
    ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR AFTER PURCHASE                                               $  127                         $   97
    THREE YEARS AFTER PURCHASE                                            $  445                         $  350
    FIVE YEARS AFTER PURCHASE                                             $  786                         $  622
    TEN YEARS AFTER PURCHASE                                              $1,749                         $1,401

 [ICON]

 ADDITIONAL INFORMATION

   INVESTING FOR DEFENSIVE PURPOSES

   When the Adviser determines that market conditions are appropriate, each of the Equity and Bond Funds may, for temporary defensive purposes, hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include uninvested cash. Each of the Leaders Equity Fund and the Bond Funds may invest up to 100% of its total assets in money market instruments including short-term U.S. Government Securities, bank obligations and commercial paper. If a Fund is investing defensively, it will not be pursuing its investment objective.

   PORTFOLIO TURNOVER

   The portfolio turnover rate for each Fund is included in the Financial Highlights section of this Prospectus. The Funds are actively managed and, in some cases in response to market conditions, a Fund's portfolio turnover may exceed 100%. In the case of the Leaders Equity Fund, the Adviser expects the Fund's portfolio turnover to exceed 200%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may adversely affect the Fund's performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which are taxable when distributed to shareholders.

 [ICON]

 FUND MANAGEMENT

   INVESTMENT ADVISER


   Trustmark, 1701 Lakeland Drive, Jackson, Mississippi 39216, serves as investment adviser to the Funds. Trustmark is a wholly-owned subsidiary of Trustmark National Bank and is a registered investment adviser. Trustmark manages the investment and reinvestment of the assets of each Fund and continuously reviews, supervises and administers the Funds' investments. Trustmark is responsible for placing orders for the purchase and sale of the Funds' investments directly with brokers and dealers selected by it in its discretion. Prior to May 10, 2002, Trustmark Financial Services, Inc served as investment adviser to the Funds.



   As of April 30, 2006 Trustmark had assets under management of approximately $2.5 billion. Trustmark National Bank was founded in 1890 and is the largest commercial bank headquartered in Mississippi. As of April 30, 2006, The Wealth Management Division of Trustmark National Bank had approximately $7.8 billion in assets under management and/or administration. Shares of the Funds are not guaranteed by Trustmark, its parent or affiliates, nor are they insured by the FDIC. The Adviser may make marketing assistance payments from its own resources in connection with the Funds' distribution activities and operations.



   For these advisory services, the Funds paid fees as follows during the fiscal year ended May 31, 2006:



                                                                     AS A PERCENTAGE OF
                                                                  AVERAGE DAILY NET ASSETS
                                                                      AS OF 5/31/2006
   The Money Market Fund                                                   0.26%*

   The Short Term Government Income Fund                                   0.40%

   The Intermediate Term Income Fund                                       0.46%*

   The Strategic Dividend Fund                                             0.53%*

   The Large Cap Equity Fund                                               0.60%

   The Mid Cap Equity Fund                                                 0.75%

   The Leaders Equity Fund                                                 0.78%*



    * Trustmark waived a portion of its contractual fees for these Funds for the most recent fiscal year. Contractual fees payable to the Adviser (without waivers) are 0.30% for the Money Market Fund, 0.50% for the Intermediate Term Income Fund, 0.75% for the Strategic Dividend Fund, and 1.00% for the Leaders Equity Fund.



   Information regarding the factors considered by the Board of Trustees of the Funds in connection with their most recent renewal of the Investment Advisory Agreement with respect to the Funds is provided in the Funds' Annual Report to Shareholders for the fiscal year ended May 31, 2006.

   SUB-ADVISER


   Trustmark, at its own expense, employs Orleans Capital Management Company ("OCM") to provide certain advisory services in managing the Strategic Dividend Fund, as set forth in the "Principal Strategies" of the Fund. OCM, an SEC registered investment adviser, provides investment advisory services to institutional and other investors. Located at One Shell Square, 701 Poydras St., Suite 3800, New Orleans, LA 70139 OCM was founded in 1991 by owners Louis F. Crane and Rodney J. Abele and had approximately $1.6 billion under management as of June 2006.

   PORTFOLIO MANAGERS

   Trustmark has an investment management staff of highly trained professionals who are responsible for the day-to-day management of each Performance Fund's portfolio. The LARGE CAP EQUITY FUND, the STRATEGIC DIVIDEND FUND and the LEADERS EQUITY FUND are each managed by a team of Fund co-managers, research analysts, and other investment management professionals. See "Team Management" below.

 [ICON]

 FUND MANAGEMENT

   PORTFOLIO MANAGERS -- CONTINUED


   KELLY COLLINS is the Portfolio Manager of the MONEY MARKET FUND and the SHORT TERM GOVERNMENT INCOME FUND and Co-Portfolio Manager of the INTERMEDIATE TERM INCOME FUND. Mr. Collins has over 15 years experience in the investment management industry. He has served as Portfolio Manager with Trustmark since 1991 and is responsible for managing individual and institutional investment accounts specializing in fixed income investment management.



   JONATHAN ROGERS, a Chartered Financial Analyst ("CFA"), who joined Trustmark in 1985, is Co-Portfolio Manager of the INTERMEDIATE TERM INCOME FUND. He serves as Senior Vice President and Chief Investment Officer for Trustmark and is responsible for the development and implementation of Trustmark's treasury and funds management strategy. Mr. Rogers has over 21 years of experience in the investment industry. He is a member of the CFA Institute and the CFA Society of Mississippi.



   DOUGLAS P. MUENZENMAY, CFA, who joined Trustmark as Portfolio Manager in 1997, is a member of the LEADERS EQUITY FUND team and the LARGE CAP EQUITY FUND team. Mr. Muenzenmay was previously employed by Brenton Bank, N.A. from 1993 to 1997 as an equity fund Portfolio Manager. He has 13 years of experience in equity mutual fund management and taxable and non-taxable fixed income management. He is currently a member of the CFA Society of Mississippi.



   DOUGLAS H. RALSTON, CFA, who joined Trustmark in 1991, is the Portfolio Manager of the MID CAP EQUITY FUND. He is also a member of the Portfolio Management Team for the LEADERS EQUITY FUND and the LARGE CAP EQUITY FUND. Mr. Ralston serves as President of Trustmark and has over 20 years of capital markets experience which includes investment banking and trust asset management. He served on the Board of Directors of the Mississippi Society of Financial Analysts and is a member of the CFA Institute. Prior to joining Trustmark, Mr. Ralston was employed by Third National Bank of Nashville.



   HEATH R. JORDAN, CFA, is a member of the Portfolio Management Team for the LEADERS EQUITY FUND and a Securities Analyst for Trustmark. Mr. Jordan has over seven years experience in the investment industry including securities analysis, asset allocation and quantitative modeling. Mr. Jordan is currently a member of the CFA Society of Mississippi. Mr. Jordan joined Trustmark as a Portfolio Manager in September 2001.



   BEN T. EDWARDS, a Portfolio Manager with Trustmark since January 1999, is a member of the LEADERS EQUITY FUND team. He also manages personal trust and institutional accounts and serves as an asset allocation strategist. Prior to joining Trustmark, Mr. Edwards was employed by Suntrust Bank of Ft. Lauderdale, FL where he served as Portfolio Manager from 1996 to 1999. He has 11 years of experience in the investment management industry, including both brokerage and trust experience.



   LOUIS F. CRANE, CFA, is a member of the STRATEGIC DIVIDEND FUND investment team. Mr. Crane is President and Chief Investment Officer of OCM. He heads the investment policy committee of OCM and is directly involved with the management of all institutional accounts at OCM. He has 31 years of experience in investment management as well as broad experience in the international business arena. Prior to forming OCM in 1991, Mr. Crane was the senior fixed income manager at a major regional bank and responsible for the development of investment strategy and process. He previously served as Chief Investment Officer for two insurance companies. Mr. Crane began his investment career with Merrill Lynch & Co. in New York.



   RODNEY J. ABELE, CFA, is a member of the STRATEGIC DIVIDEND FUND investment team. Mr. Abele, Senior Fixed Income Portfolio Manager of OCM, has primary responsibility for public and corporate pension funds as well as religious foundations and endowments since the inception of OCM in 1991. Formerly, Mr. Abele was an executive vice president of a major regional bank and manager of the Trust and Capital Markets Division. He began his career as a fixed income Portfolio Manager. Mr. Abele has 31 years of experience in investment management.



   L. FARRELL CRANE, JR. is a member of the STRATEGIC DIVIDEND FUND investment team. Mr. Crane is Director of Research and Chief Compliance Officer of OCM, overseeing all risk analysis and regulatory reporting at OCM since 2000. He has 18 years of experience as a corporate lawyer, managing financial restructurings of both publicly and privately held institutions as well as an extensive background in the review and analysis of securities. He was formerly a partner with Kirkendall & Isgur, L.L.P. and of Counsel with Butler & Binion, L.L.P. and Fulbright & Jaworski, L.L.P. in Houston, Texas.

 [ICON]

 FUND MANAGEMENT


   PORTFOLIO MANAGERS -- CONTINUED



   EMILY C. BECKER is a member of the STRATEGIC DIVIDEND FUND investment team. Ms. Becker, Fixed Income Portfolio Manager of OCM, has responsibility for a number of institutional accounts including pension funds, religious foundations and endowments since 1994. Prior to joining OCM, Ms. Becker was an institutional investment officer at a Louisiana bank where she provided investment portfolio strategy and execution services. Ms. Becker began her career with the Trust Department at a major regional bank in Houston with principal responsibility in investment administration.



   TEAM MANAGEMENT. The team members or Co-Portfolio Managers, as noted above, for each of the LARGE CAP EQUITY FUND, LEADERS EQUITY FUND, INTERMEDIATE TERM INCOME FUND and STRATEGIC DIVIDEND FUND, are jointly and primarily responsible for security analysis, industry recommendations, cash positions purchase and sell decision making process, and general daily oversight of each Fund.



   Additional information about the portfolio managers' compensation arrangements, other accounts managed by the portfolio managers, as applicable, and the portfolio managers' ownership of securities of the Funds they manage is available in the Funds' SAI.



   The SAI also contains more detailed information about the Adviser and the other service providers.


   DISTRIBUTOR AND ADMINISTRATOR



   BISYS Fund Services Ohio, Inc. ("BISYS" or "Administrator") provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS also acts as the fund accountant, transfer agent and dividend paying agent of the Funds. BISYS is located at 3435 Stelzer Road, Columbus, Ohio 43219.



   Performance Funds Distributor, Inc., (the "Distributor"), 100 Summer St., Suite 1500, Boston, MA 02110, acts as the Funds' distributor. The Distributor is an affiliate of BISYS and was formed specifically to distribute the Funds.

 [ICON]

 SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES


   HOW NET ASSET VALUE ("NAV") IS CALCULATED

   The NAV is calculated by adding the
   total value of a Fund's investments
   and other assets, subtracting its
   liabilities and then dividing that
   figure by the number of outstanding
   shares of the Fund:

                 NAV =
       Total Assets - Liabilities
    --------------------------------
      Number of Shares Outstanding

   --------------------------------

                                       You can find most Funds' NAV daily in The
                                       Wall Street Journal and in other
                                       newspapers.

   MONEY MARKET FUND

   The Money Market Fund's NAV is expected to be constant at $1.00 per share, although its value is not guaranteed. The NAV is normally determined at 12:00 noon, Eastern time, on each Business Day. A Business Day is any day on which the New York Stock Exchange ("NYSE") and the Federal Reserve Bank are open and excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, Columbus Day and Veterans' Day. See note about "Alternative Closing Time" below. The Money Market Fund values its securities at their amortized cost, which approximates market value. The amortized cost method involves valuing a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.


   OTHER FUNDS

   The per share NAV for each non-Money Market Fund is determined and its shares are priced at the close of regular trading on the NYSE, or at 4:00 p.m., Eastern time, whichever is earlier, on each Business Day (the "Pricing Time"). On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to refuse any order received after the BMA recommended closing time (the "Alternative Closing Time"). If a Fund does so, it will continue, however, to process redemption orders received after the Alternative Closing Time on the next business day but no later than the Pricing Time.


   Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after the Fund receives your order in good order by the Pricing Time on any Business Day. For example, if you properly place a purchase order to buy shares of the Intermediate Term Income Fund, it must be received by Pricing Time in order to receive the NAV calculated at Pricing Time. If your order is received after Pricing Time, you will receive the NAV calculated at the next Business Day's Pricing Time.


   The non-Money Market Funds' securities, other than short-term debt obligations, are generally valued at current market prices. All securities for which market quotations are not readily available, including circumstances in which the most recent reported price is deemed unreliable, are valued at fair value as determined in accordance with procedures approved by the Funds' Board of Trustees. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (5) any other security in which the Adviser, Sub-Adviser or Pricing Committee feel do not represent a reliable current price. The effect of using fair value pricing is that a Fund's NAV will be subject to the judgement of the Board of Trustees or its designee instead of being determined by market prices. Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations

 [ICON]

 SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES -- CONTINUED

   are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security. Since some Funds may invest in securities that are listed on foreign exchanges that can trade on days when the Funds do not price their shares, the value of those Fund's assets may change on days when you will not be able to purchase or redeem Fund shares. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund's share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single factor for determining the fair value of a security, but rather several factors are used, including an evaluation of the forces that influence the market in which the security is purchased or sold, in determining whether a market price is readily available and, if not, the security's fair value.
   PURCHASING AND ADDING TO YOUR SHARES


   You may purchase shares of the Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.



   Institutional Class shares of the Funds are offered at NAV without a sales load. Purchases of Institutional Class shares may only be made by one of the following types of "Institutional Investors": (1) trusts, or investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents pursuant to a written agreement, (2) any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents, pursuant to a written agreement and (3) other persons or organizations authorized by the Distributor. The Trust and the Distributor reserve the right to waive or reduce the minimum initial investment amount with respect to certain accounts. All initial investments should be accompanied by a completed Purchase Application, a form of which accompanies this Prospectus. A separate application is required for Individual Retirement Account investments.


   All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Neither third-party checks, money orders, bank starter checks nor credit card convenience checks are accepted.


   The minimum initial investment amount is $1,000,000. A Fund may waive its minimum purchase requirement or may reject a purchase order if it considers it in the best interest of the Fund and its shareholders. See "Anti-Money Laundering Program" at the end of this section and the "Market Timing Policies" section.



   Orders received by your broker or Service Organization for the Funds in proper order prior to the determination of NAV and transmitted to a Fund prior to the close of its business day, which is currently 4:00 p.m. Eastern time (1:30 p.m. Eastern time in the case of the Money Market Fund), will become effective that day.


     AVOID BACKUP TAX WITHHOLDING


     Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided a Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

 [ICON]

 SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- CONTINUED

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT
   If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.
   All investments made by regular mail or express delivery, whether initial or subsequent, should be sent:



     BY MAIL                  BY REGULAR MAIL:                                  BY EXPRESS MAIL:
                              Performance Funds Trust                           Performance Funds Trust
                              P.O. Box 182484                                   3435 Stelzer Road
                              Columbus, OH 43218-2484                           Columbus, OH 43219

                              For Initial Investment:
                              1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
                              2. Make check or cashiers check payable to "Performance Funds Trust" and include the name of the appropriate Fund(s) on the check.
                              3. Mail or deliver application and payment to address above.
                              For Subsequent Investment:
                              1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:
                               - Fund name
                               - Share class
                               - Amount invested
                               - Account name and account number
                              2. Make check or cashiers check payable to "Performance Funds Trust" and include your account number on the check.
                              3. Mail or deliver investment slip and payment to the address above.

     ELECTRONIC PURCHASES     Your bank must participate in the Automated
                              Clearing House ("ACH") and must be a U. S. Bank.
                              Your bank or broker may charge for this service.
                              Establish the electronic purchase option on your
                              account application or call 1-800-737-3676. Your
                              account can generally be set up for electronic
                              purchases within 15 days.
                              Call 1-800-737-3676 to arrange a transfer from
                              your bank account.

     BY WIRE TRANSFER         Call 1-800-737-3676 to obtain a new account
                              number and instructions for sending your
                              application, and for instructing your bank to
                              wire transfer your investment.
                              NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.


                          ELECTRONIC VS. WIRE TRANSFER


Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to ten days to clear. There is generally no fee for ACH transactions.


                                                             QUESTIONS?

                                                         Call 1-800-PERFORM

 [ICON]

 SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- CONTINUED

   You can add to your account by using the convenient options described below. Each Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.

   AUTOMATIC INVESTMENT PROGRAM

   You can make automatic investments in the Funds from your bank account. Automatic investment minimum is $25; no investment is required to establish an automatic investment account.

   To invest regularly from your bank account:

        - Complete the Automatic Investment Plan portion on your Account Application.

   Make sure you note:


        - Your bank name, address and account number;



        - The amount you wish to invest automatically (minimum $25);



        - How often you want to invest (every month or 4 times a year);



        - Attach a voided personal check.


   PAYROLL DIRECT DEPOSIT


   You may set up a payroll direct deposit arrangement through your employer or retirement benefit source. You may make periodic investments of at least $25 per Fund per pay period.


   For more information about how to invest regularly from your paycheck or government check, call 1-800-737-3676.

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Capital gains are distributed at least annually.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.

   ANTI-MONEY LAUNDERING PROGRAM


   Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Funds' Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners or others who may be authorized to act on an account: full name, date of birth, Social Security number, and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. If any of the above requested information is missing, we may reject your account and return your application or take such action as we deem reasonable as permitted by law. Please review your account application for additional information.

   SELLING YOUR SHARES

   You may sell your shares at any
   time. Your sales price will be
   the next NAV after your sell
   order is received in good order
   by the Fund, its transfer agent,
   or your investment
   representative. Normally you will
   receive your proceeds within a
   week after your request is
   received. See section on "General
   Policies on Selling Shares"
   below.
WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
 32

 [ICON]

 SHAREHOLDER INFORMATION

   SELLING YOUR SHARES -- CONTINUED

   INSTRUCTIONS FOR SELLING SHARES


   If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.




     BY TELEPHONE                            1. Call 1-800-737-3676 with instructions as to how you wish
     (unless you have declined telephone     to receive your funds (mail, wire, electronic transfer).
     sales privileges on your account           (See "General Policies on Selling Shares -- Verifying
     application)                               Telephone Redemptions" below.)

     BY MAIL                                 1. Call 1-800-737-3676 to request redemption forms or write
     (See "General Policies on Selling       a letter of instruction indicating:
     Shares -- Redemptions in Writing         - your Fund and account number
     Required.")                              - amount you wish to redeem
                                              - address where your check should be sent
                                              - account owner signature

                                             2. Mail to: Performance Funds Trust
                                                      P.O. Box 182484
                                                      Columbus, OH 43218-2484

     BY OVERNIGHT SERVICE                    See "By mail" instruction 1 above.
     (See "General Policies on Selling       2. Send to Performance Funds Trust
     Shares -- Redemptions in Writing                 c/o BISYS Fund Services
     Required" below.)                                Attn: T.A. Operations
                                                      3435 Stelzer Road
                                                      Columbus, OH 43219

     WIRE TRANSFER                           Call 1-800-737-3676 to request a wire transfer.
     You must indicate this option on        If you call by 4:00 p.m. Eastern time, your payment will
     your account application                normally be wired to your bank on the next business day.
     Note: Your financial institution may
     also charge a separate fee.

     ELECTRONIC REDEMPTIONS                  Call 1-800-737-3676 to request an electronic redemption.
     Your bank must participate in the       If you call by 4:00 p.m. Eastern time, the NAV of your
     ACH and must be a U.S. bank             shares will normally be determined on the same day and the
     Your bank may charge for this           proceeds credited within 8 days.
     service.


                                                             QUESTIONS?

                                                         Call 1-800-PERFORM

 [ICON]

 SHAREHOLDER INFORMATION

   SELLING YOUR SHARES -- CONTINUED

   AUTOMATIC WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum periodic withdrawal is $100. To activate this feature:


     - Make sure you've checked the appropriate box on the Account Application, or call 1-800-737-3676.


     - Include a voided personal check.

     - Your account must have a value of $25,000 or more to start withdrawals.

   REDEMPTION BY CHECK WRITING

   You may write checks in amounts of $100 or more on your account in the Money Market Fund. To obtain checks, complete the signature card section of the Account Application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. You may not close your Money Market Fund account by writing a check.

   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").


   2. Redemption requests requiring a signature guarantee, which include each of the following circumstances.



     - Your account registration or the name(s) in your account has changed within the last 10 business days.



     - The check is not being mailed to the address on your account.



     - The check is not being made payable to the owner(s) of the account.


     - The redemption proceeds are being transferred to another Fund account with a different registration.

     - The redemption proceeds are being wired to bank instructions currently not on your account.


   Please note that for the Money Market Fund, signature guarantees are not required for redemptions made using checkwriting privileges unless you have changed your address on your account (See instruction 2 above).



   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.


   VERIFYING TELEPHONE REDEMPTIONS

   The Funds make every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions. Telephone transaction privileges, including purchases, redemptions and exchanges by the telephonic instructions or facsimile instructions, may be revoked at the discretion of the Funds without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place requests by phone, transaction requests may be made by regular mail.

 [ICON]

 SHAREHOLDER INFORMATION

   GENERAL POLICIES ON SELLING SHARES -- CONTINUED

   REDEMPTIONS WITHIN 10 BUSINESS DAYS OF SHARES PURCHASED BY CHECK

   When you request redemption of any shares which were purchased by check, the proceeds of your redemption may be held up to 10 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a federal funds wire.

   POSTPONEMENT OF REDEMPTION REQUEST


   Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your redemption request by regular mail or express mail.


   REDEMPTION IN KIND

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind" for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS


   If your account falls (not as a result of market action) below $500 ($250 for IRAs), a Fund may ask you to increase your balance. If it remains below $500 ($250 for IRAs) after 30 days, a Fund may close your account and send you the proceeds at the current NAV.


   UNDELIVERABLE REDEMPTION CHECKS


   For any shareholder who chooses to receive distributions in cash: if distribution checks (1) are returned and marked as "undeliverable," or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.


   EXCHANGING YOUR SHARES


   You can exchange your shares in one Fund for shares of the same class of another Performance Fund, (see "Notes on Exchanges" below). No transaction fees are charged for exchanges.


   You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to Performance Funds Trust, P.O. Box 182484, Columbus OH 43218-2484, or by calling 1-800-737-3676.
   Please provide the following information:


     - Your name and telephone number;



     - The exact name on your account and account number;



     - Taxpayer identification number (usually your Social Security number);



     - Dollar value or number of shares to be exchanged;



     - The name of the Fund from which the exchange is to be made;


     - The name of the Fund into which the exchange is being made.


   See "Selling Your Shares" for important information about telephone transactions.

 [ICON]

 SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES -- CONTINUED


   AUTOMATIC EXCHANGES

   You can use the Funds' Automatic Exchange feature to purchase Institutional Class shares of the Performance Funds at regular intervals through regular, automatic redemptions from the Funds. To participate in the Automatic
   Exchange:

     - Complete the appropriate section of the Account Application.

     - Shareholders must have a minimum initial purchase of $1,000,000 in their Performance Funds accounts.

   To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to Performance Funds Trust, P.O. Box 182484, Columbus, Ohio 43218-2484.

   NOTES ON EXCHANGES

   The registration and tax identification numbers of the two accounts must be identical.

   The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

   Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

   MARKET TIMING POLICIES


   The Funds are not designed for market timing strategies. IF YOU INTEND TO ENGAGE IN MARKET TIMING, DO NOT INVEST IN SHARES OF THE FUNDS. Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and interfere with the efficient management of the Funds. Such practices may dilute the value of shares held by long-term shareholders, cause the Funds to maintain larger cash positions than would otherwise be necessary, increase brokerage commissions and administrative costs, and cause the Fund additional tax liability. The Funds therefore discourage frequent purchases and exchanges ("trading") by shareholders and they do not knowingly permit nor make any effort to accommodate this practice.



   To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. With the exception of operational limitations applicable to the Automatic Investment Program and Automatic Exchange, the Funds currently do not impose limits on the frequency of purchases, nor do they limit the number of exchanges into any of the Funds. The Funds reserve the right, however, to impose limitations at any time with respect to trading in shares of the Funds, and will give prior notice when suspending or terminating trading privileges in Fund shares, for any investor whom the Funds believe has a history of excessive or abusive trading or whose trading, in the judgment of the Funds, has been or may be disruptive to the Funds. The Funds' ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading occurs in omnibus accounts maintained by financial intermediaries, retirement plan accounts and fee-based programs.

   SERVICE ORGANIZATIONS


   Various banks, trust companies, broker-dealers (other than the Distributor) and other financial organizations ("Service Organization(s)") may provide certain administrative services for its customers who invest in the Funds through accounts maintained at that Service Organization. The Funds, under servicing agreements with the Service Organization, will pay the Service Organization an annual rate up to 0.35% of the Fund's average daily net assets for these services, which include:


     - receiving and processing shareholder orders

     - performing the accounting for customers' sub-accounts

     - maintaining retirement plan accounts

     - answering questions and handling correspondence for customer accounts

     - acting as the sole shareholder of record for customer accounts

     - issuing shareholder reports and transaction confirmations

     - performing daily "sweep" functions

 [ICON]

 SHAREHOLDER INFORMATION


   SERVICE ORGANIZATIONS -- CONTINUED



   Notwithstanding the foregoing, no more than 0.25% of the Service Organization fee may be paid to such Service Organization in "services fees" within the meaning of the NASD Rules. An affiliate of the Adviser has entered into a Service Organization Agreement with certain Funds pursuant to which such affiliate receives a services fee of up to 0.08% for services provided to certain shareholders.


   Investors who purchase, sell or exchange shares of the Funds through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with the Fund but are covered under separate fee schedules provided by the Service Organization to their customers. Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. The Adviser or Administrator also may pay Service Organizations for rendering services to customers' sub-accounts.



   DIVIDENDS, DISTRIBUTIONS AND TAXES


   Any income that a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends on each Equity Fund are declared and paid monthly. Dividends on all other Funds are declared daily and paid monthly. Capital gains for all Funds are distributed at least annually.


   Except as discussed below, you will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income are generally taxable to you as ordinary income, except as discussed below.

   Distributions attributable to the net capital gain of a Fund (excess of long-term capital gain over short-term capital loss) will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

   The maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is currently 15%. Fund distributions to noncorporate shareholders attributable to dividends received by a Fund from U.S. and certain foreign corporations will also generally be taxed at the long-term capital gain rate of 15%, as long as certain requirements are met. For these lower rates to apply, the noncorporate shareholders must have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date (and the Fund will generally need to have met a similar holding period requirement with respect to the shares of the corporation paying the dividend). The amount of a Fund's distributions that qualify for this favorable treatment may be reduced as a result of such a Fund's securities lending activities, portfolio turnover or investments in debt securities or "non-qualified" foreign corporations. No substantial portion of the distributions of the Money Market and Bond Funds will qualify for the reduced rate.

   Pursuant to sunset provisions contained in the Internal Revenue Code, the maximum long-term capital gain rate described above will be restored to 20% and dividends will be subject to tax at ordinary rates for taxable years beginning after December 31, 2010.

   Dividends and distributions from each Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Dividends and distributions declared by a Fund in October, November or December and paid in January are taxed as though they were paid by December 31.

   A portion of distributions paid by the Equity Funds to shareholders who are corporations also may qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.

   You will be notified annually of the tax status of distributions to you.

   You should note that if you purchase shares of a Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

   You will recognize taxable gain or loss on a sale, exchange or redemption of your shares in any Fund, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you sell or exchange them. To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.

 [ICON]

 SHAREHOLDER INFORMATION


   DIVIDENDS, DISTRIBUTIONS AND TAXES -- CONTINUED


   Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

   The one major exception to the tax principles discussed above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

   If you (a) have provided either an incorrect Social Security Number or Taxpayer Identification Number or no number at all, (b) are subject to withholding by the Internal Revenue Service for prior failure to properly include on your return payments of interest or dividends, or (c) have failed to certify to the Fund, when required to do so, that you are not subject to backup withholding or are an "exempt recipient," then the Fund will be required in certain cases to withhold and remit to the Internal Revenue Service 28% of the dividends and distributions payable to you.

   Shareholders also may be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of Fund distributions, if any, that are attributable to interest on certain types of federal securities.


   Non-U.S. investors may be subject to U.S. withholding and estate tax. However, withholding is generally not required on properly designated distributions of short-term capital gains and qualified interest income paid to non-U.S. investors attributable to a Fund's taxable year beginning after December 31, 2004 and before January 1, 2008.



   More information about taxes is contained in the SAI.


   HOUSEHOLDING



   In order to reduce shareholder expenses, we may, unless you instruct otherwise, mail only one copy of a Fund's Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you do not wish to receive individual copies of these documents, please call 1-800-737-3676, or if your shares are held through a financial institution, please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

   DISCLOSURE OF FUND PORTFOLIO HOLDINGS


   A complete list of each Fund's portfolio holdings is publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is provided in the SAI.


   FINANCIAL HIGHLIGHTS


   The Financial Highlights tables on the following pages are intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, the former independent registered public accounting firm for the Funds, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request.

 [ICON]
          FINANCIAL HIGHLIGHTS                          MONEY MARKET FUND

                                                                     INVESTMENT ACTIVITIES
                                                         ----------------------------------------------
                                                                          NET REALIZED
                                          NET ASSET                      GAINS/(LOSSES)
                                           VALUE,           NET               FROM           TOTAL FROM
                                          BEGINNING      INVESTMENT        INVESTMENT        INVESTMENT
                                          OF PERIOD        INCOME         TRANSACTIONS       ACTIVITIES
                                          ---------      ----------      --------------      ----------
THE MONEY MARKET FUND
INSTITUTIONAL CLASS
  Year Ended
    May 31, 2006........................    $1.00          $0.04               $--*            $0.04
  Year Ended
    May 31, 2005........................     1.00           0.02                --*             0.02
  Year Ended
    May 31, 2004........................     1.00           0.01                --*             0.01
  Year Ended
    May 31, 2003........................     1.00           0.01                --*             0.01
  Year Ended
    May 31, 2002........................     1.00           0.02                --*             0.02

                                                DIVIDENDS
                                          ----------------------

                                             NET                        NET ASSET
                                          INVESTMENT     TOTAL           VALUE,
                                            INCOME     DIVIDENDS      END OF PERIOD
                                          ----------   ---------      -------------
THE MONEY MARKET FUND
INSTITUTIONAL CLASS
  Year Ended
    May 31, 2006........................    $(0.04)     $(0.04)           $1.00
  Year Ended
    May 31, 2005........................     (0.02)      (0.02)            1.00
  Year Ended
    May 31, 2004........................     (0.01)      (0.01)            1.00
  Year Ended
    May 31, 2003........................     (0.01)      (0.01)            1.00
  Year Ended
    May 31, 2002........................     (0.02)      (0.02)            1.00

                                                                              RATIOS/SUPPLEMENTARY DATA
                                                         -------------------------------------------------------------------
                                                                                             RATIO OF NET
                                          TOTAL RETURN                        RATIO OF        INVESTMENT         RATIO OF
                                           (EXCLUDES     NET ASSETS AT        EXPENSES        INCOME TO          EXPENSES
                                             SALES       END OF PERIOD       TO AVERAGE        AVERAGE          TO AVERAGE
                                            CHARGE)         (000'S)          NET ASSETS       NET ASSETS       NET ASSETS(a)
                                          ------------   --------------      ----------      ------------      -------------
THE MONEY MARKET FUND
INSTITUTIONAL CLASS
  Year Ended
    May 31, 2006........................      3.58%         $478,886            0.47%            3.54%             0.51%
  Year Ended
    May 31, 2005........................      1.55           450,051            0.48             1.54              0.59
  Year Ended
    May 31, 2004........................      0.60           439,167            0.45             0.60              0.58
  Year Ended
    May 31, 2003........................      1.11           478,796            0.44             1.12              0.57
  Year Ended
    May 31, 2002........................      2.26           533,027            0.42             2.26              0.56


---------------

 *  Less than $0.005 per share.

(a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

 [ICON]
          FINANCIAL HIGHLIGHTS                                 BOND FUNDS

                                                                     INVESTMENT ACTIVITIES
                                                         ----------------------------------------------
                                                                          NET REALIZED
                                          NET ASSET                      GAINS/(LOSSES)
                                           VALUE,           NET               FROM           TOTAL FROM
                                          BEGINNING      INVESTMENT        INVESTMENT        INVESTMENT
                                          OF PERIOD        INCOME         TRANSACTIONS       ACTIVITIES
                                          ---------      ----------      --------------      ----------
THE SHORT TERM GOVERNMENT INCOME FUND
INSTITUTIONAL CLASS
  Year Ended
    May 31, 2006........................   $ 9.83          $0.29             $(0.15)           $ 0.14
  Year Ended
    May 31, 2005........................     9.94          $0.25              (0.08)             0.17
  Year Ended
    May 31, 2004........................    10.20           0.25              (0.23)             0.02
  Year Ended
    May 31, 2003........................    10.11           0.33               0.12              0.45
  Year Ended
    May 31, 2002........................    10.02           0.44               0.09              0.53
THE INTERMEDIATE TERM INCOME FUND
INSTITUTIONAL CLASS
  Year Ended
    May 31, 2006........................    10.45           0.48              (0.50)            (0.02)
  Year Ended
    May 31, 2005........................    10.39           0.48               0.05              0.53
  Year Ended
    May 31, 2004........................    10.96           0.51              (0.59)            (0.08)
  Year Ended
    May 31, 2003........................    10.44           0.58               0.50              1.08
  Year Ended
    May 31, 2002........................    10.19           0.60               0.23              0.83
THE STRATEGIC DIVIDEND FUND
INSTITUTIONAL CLASS
  Year Ended
    May 31, 2006........................    10.23           0.31               0.57              0.88
  Period Ended
    May 31, 2005(c).....................    10.00           0.16               0.24              0.40

                                                            DIVIDENDS
                                          ---------------------------------------------
                                                                                            NET
                                                                                           ASSET
                                             NET       RETURN       NET                    VALUE,     TOTAL RETURN
                                          INVESTMENT     OF      INVESTMENT     TOTAL      END OF   (EXCLUDES SALES
                                            INCOME     CAPITAL     INCOME     DIVIDENDS    PERIOD      CHARGE)(e)
                                          ----------   -------   ----------   ---------    ------   ----------------
THE SHORT TERM GOVERNMENT INCOME FUND
INSTITUTIONAL CLASS
  Year Ended
    May 31, 2006........................    $(0.31)    $   --      $   --      $(0.31)     $ 9.66         1.48%
  Year Ended
    May 31, 2005........................     (0.28)        --          --       (0.28)       9.83         1.72
  Year Ended
    May 31, 2004........................     (0.28)        --          --       (0.28)       9.94         0.22
  Year Ended
    May 31, 2003........................     (0.36)        --          --       (0.36)      10.20         4.51
  Year Ended
    May 31, 2002........................     (0.44)        --          --       (0.44)      10.11         5.42
THE INTERMEDIATE TERM INCOME FUND
INSTITUTIONAL CLASS
  Year Ended
    May 31, 2006........................     (0.48)        --          --       (0.48)       9.95        (0.22)
  Year Ended
    May 31, 2005........................     (0.47)        --          --       (0.47)      10.45         5.22
  Year Ended
    May 31, 2004........................     (0.49)        --          --       (0.49)      10.39        (0.77)
  Year Ended
    May 31, 2003........................     (0.56)        --          --       (0.56)      10.96        10.64
  Year Ended
    May 31, 2002........................     (0.58)        --          --       (0.58)      10.44         8.34
THE STRATEGIC DIVIDEND FUND
INSTITUTIONAL CLASS
  Year Ended
    May 31, 2006........................     (0.27)     (0.03)      (0.04)      (0.34)      10.77         8.67
  Period Ended
    May 31, 2005(c).....................     (0.17)        --          --       (0.17)      10.23         3.94

                                                                     RATIOS/SUPPLEMENTARY DATA
                                          -------------------------------------------------------------------------------
                                                                           RATIO OF NET
                                                             RATIO OF       INVESTMENT       RATIO OF
                                          NET ASSETS AT     EXPENSES TO      INCOME TO       EXPENSES
                                          END OF PERIOD     AVERAGE NET       AVERAGE       TO AVERAGE       PORTFOLIO
                                             (000'S)         ASSETS(f)     NET ASSETS(f)   NET ASSETS(f)   TURNOVER(b)(e)
                                          --------------   -------------   -------------   -------------   --------------
THE SHORT TERM GOVERNMENT INCOME FUND
INSTITUTIONAL CLASS
  Year Ended
    May 31, 2006........................     $102,892          0.74%           2.95%               (d)         35.38%
  Year Ended
    May 31, 2005........................       77,271          0.76            2.62                (d)         68.96
  Year Ended
    May 31, 2004........................       80,391          0.73            2.50                (d)         35.79
  Year Ended
    May 31, 2003........................       85,962          0.71            3.22                (d)         43.36
  Year Ended
    May 31, 2002........................       88,846          0.71            4.40                (d)         39.48
THE INTERMEDIATE TERM INCOME FUND
INSTITUTIONAL CLASS
  Year Ended
    May 31, 2006........................       41,187          0.87            4.65            0.92(a)          1.56
  Year Ended
    May 31, 2005........................       63,370          0.83            4.50            0.88(a)          6.71
  Year Ended
    May 31, 2004........................       68,896          0.82            4.72            0.87(a)         20.22
  Year Ended
    May 31, 2003........................       77,737          0.80            5.48            0.85(a)         16.97
  Year Ended
    May 31, 2002........................       85,922          0.79            5.78            0.84(a)          7.02
THE STRATEGIC DIVIDEND FUND
INSTITUTIONAL CLASS
  Year Ended
    May 31, 2006........................       32,250          0.95            2.89            1.17(g)          8.92
  Period Ended
    May 31, 2005(c).....................       19,218          0.95            3.14            1.47(g)          9.13


---------------

(a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.


(b) Portfolio turnover is calculated on the basis of each Fund as a whole without distinguishing between the classes of shares issued.


(c) Fund commenced operations on November 9, 2004.


(d) No waivers during the period.



(e) Not annualized for periods less than one year.



(f) Annualized for periods less than one year.



(g) During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

 [ICON]
          FINANCIAL HIGHLIGHTS                               EQUITY FUNDS

                                                                       INVESTMENT ACTIVITIES
                                                         -------------------------------------------------
                                                                             NET REALIZED
                                          NET ASSET                         GAINS/(LOSSES)
                                           VALUE,             NET                FROM           TOTAL FROM
                                          BEGINNING       INVESTMENT          INVESTMENT        INVESTMENT
                                          OF PERIOD      INCOME/(LOSS)       TRANSACTIONS       ACTIVITIES
                                          ---------      -------------      --------------      ----------
THE LARGE CAP EQUITY FUND
INSTITUTIONAL CLASS
  Year Ended May 31, 2006...............   $15.12           $ 0.05              $ 1.44            $ 1.49
  Year Ended May 31, 2005...............    15.75             0.16                1.43              1.59
  Year Ended May 31, 2004...............    15.19             0.15                1.77              1.92
  Year Ended May 31, 2003...............    18.37             0.15               (1.97)            (1.82)
  Year Ended May 31, 2002...............    23.25             0.12               (3.11)            (2.99)

THE MID CAP EQUITY FUND
INSTITUTIONAL CLASS
  Year Ended May 31, 2006...............    15.97            (0.01)               1.98              1.97
  Year Ended May 31, 2005...............    15.96             0.03                1.92              1.95
  Year Ended May 31, 2004...............    12.53            (0.04)               3.47              3.43
  Year Ended May 31, 2003...............    13.41            (0.01)              (0.87)            (0.88)
  Year Ended May 31, 2002...............    15.59            (0.01)               0.08              0.07

THE LEADERS EQUITY FUND
INSTITUTIONAL CLASS
  Year Ended May 31, 2006...............     8.11            (0.04)               1.68              1.64
  Year Ended May 31, 2005...............     7.51            (0.02)               0.62              0.60
  Year Ended May 31, 2004...............     6.19            (0.04)               1.36              1.32
  Year Ended May 31, 2003...............     7.28            (0.04)              (1.05)            (1.09)
  Year Ended May 31, 2002...............     7.89            (0.04)              (0.57)            (0.61)

                                                         DIVIDENDS
                                          ----------------------------------------
                                                       NET REALIZED
                                                          GAINS
                                             NET           FROM                           NET ASSET        TOTAL RETURN
                                          INVESTMENT    INVESTMENT         TOTAL           VALUE,            (EXCLUDES
                                            INCOME     TRANSACTIONS      DIVIDENDS      END OF PERIOD      SALES CHARGE)
                                          ----------   ------------      ---------      -------------      -------------
THE LARGE CAP EQUITY FUND
INSTITUTIONAL CLASS
  Year Ended May 31, 2006...............    $(0.04)       $(2.36)         $(2.40)          $14.21              10.12%
  Year Ended May 31, 2005...............     (0.15)        (2.07)          (2.22)           15.12              10.43
  Year Ended May 31, 2004...............     (0.14)        (1.22)          (1.36)           15.75              13.06
  Year Ended May 31, 2003...............     (0.15)        (1.21)          (1.36)           15.19              (9.55)
  Year Ended May 31, 2002...............     (0.11)        (1.78)          (1.89)           18.37             (13.58)
THE MID CAP EQUITY FUND
INSTITUTIONAL CLASS
  Year Ended May 31, 2006...............        --*        (2.29)          (2.29)           15.65              12.50
  Year Ended May 31, 2005...............     (0.02)        (1.92)          (1.94)           15.97              12.90
  Year Ended May 31, 2004...............        --            --              --            15.96              27.45
  Year Ended May 31, 2003...............        --            --              --            12.53              (6.56)
  Year Ended May 31, 2002...............        --         (2.25)          (2.25)           13.41               1.22
THE LEADERS EQUITY FUND
INSTITUTIONAL CLASS
  Year Ended May 31, 2006...............        --            --              --             9.75              20.22
  Year Ended May 31, 2005...............        --            --              --             8.11               7.99
  Year Ended May 31, 2004...............        --            --              --             7.51              21.32
  Year Ended May 31, 2003...............        --*           --              --*            6.19             (14.97)
  Year Ended May 31, 2002...............        --            --              --             7.28              (7.33)

                                                                     RATIOS/SUPPLEMENTARY DATA
                                          --------------------------------------------------------------------------------
                                                                           RATIO OF NET        RATIO OF
                                                            RATIO OF        INVESTMENT         EXPENSES
                                          NET ASSETS AT     EXPENSES       INCOME/(LOSS)          TO
                                          END OF PERIOD    TO AVERAGE       TO AVERAGE         AVERAGE         PORTFOLIO
                                             (000'S)       NET ASSETS       NET ASSETS        NET ASSETS      TURNOVER(b)
                                          --------------   ----------      -------------      ----------      ------------
THE LARGE CAP EQUITY FUND
INSTITUTIONAL CLASS
  Year Ended May 31, 2006...............     $52,782          1.04%             0.38%                (c)          79.00%
  Year Ended May 31, 2005...............      62,083          1.03              1.02                 (c)          78.95
  Year Ended May 31, 2004...............      68,743          1.01              0.03                 (c)          36.91
  Year Ended May 31, 2003...............      81,858          1.02              1.04                 (c)           3.83
  Year Ended May 31, 2002...............      93,095          0.95              0.57                 (c)           8.28
THE MID CAP EQUITY FUND
INSTITUTIONAL CLASS
  Year Ended May 31, 2006...............      74,275          1.14             (0.08)                (c)          79.67
  Year Ended May 31, 2005...............      70,363          1.15              0.18                 (c)          78.09
  Year Ended May 31, 2004...............      65,878          1.14             (0.18)                (c)          18.89
  Year Ended May 31, 2003...............      61,177          1.16             (0.12)                (c)           0.00
  Year Ended May 31, 2002...............      72,308          1.14             (0.05)                (c)          38.78
THE LEADERS EQUITY FUND
INSTITUTIONAL CLASS
  Year Ended May 31, 2006...............      50,064          1.25             (0.39)            1.48(a)         141.77
  Year Ended May 31, 2005...............      40,227          1.25             (0.49)            1.55(a)         219.39
  Year Ended May 31, 2004...............      31,127          1.25             (0.72)            1.57(a)         196.42
  Year Ended May 31, 2003...............      22,313          1.25             (0.67)            1.68(a)         185.64
  Year Ended May 31, 2002...............      22,943          1.25             (0.68)            1.74(a)         152.13


---------------


 *  Less than $0.005 per share.



(a) During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratio would have been as indicated.



(b) Portfolio turnover is calculated on the basis of each Fund as a whole without distinguishing between the classes of shares issued.



(c) No waivers during this period.

                     (This Page Intentionally Left Blank.)

                     (This Page Intentionally Left Blank.)

                     (This Page Intentionally Left Blank.)

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports
(Reports)

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

Statement of Additional
Information (SAI)

The SAI provides more detailed information about the Funds, including their operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the Performance Funds family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds.

Or contact the Funds at:
Performance Funds
3435 Stelzer Road
Columbus, Ohio 43219
Telephone: 1-800-PERFORM

Information from the
Securities and Exchange
Commission

You can obtain copies of Fund documents from the SEC as follows:

In person:
Public Reference Room in
Washington, D.C. (For their hours of
operation, call 1-202-942-8090.)

By mail:
Securities and Exchange
Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy
any documents.)

On the EDGAR
database via the internet:
www.sec.gov

By electronic request:
publicinfo@sec.gov

[TRUSTMARK LOGO]


Investment Company Act file no. 811-6603 PRO INST 10/06

                            [PERFORMANCE FUNDS LOGO]

                             PERFORMANCE FUNDS TRUST

                            A FAMILY OF MUTUAL FUNDS

                              THE MONEY MARKET FUND

                               INSTITUTIONAL CLASS

                                   PROSPECTUS


                                 OCTOBER 1, 2006


                                   QUESTIONS?
                               Call 1-800-PERFORM
                       or Your Investment Representative.

                                 MUTUAL FUND IS:

        NOT FDIC INSURED
MAY LOSE VALUE  NO BANK GUARANTEE


 THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                               TABLE OF CONTENTS

                                                         RISK/RETURN SUMMARY AND FUND EXPENSES

                                               [ICON]
Carefully review this important                            3  Money Market Fund -- Investment Objective, Principal
section, which summarizes the Fund's                          Investment Strategies, Principal Investment Risks and
investments, risks, past performance,                         Performance Information
and fees.                                                  5  Fees and Expenses

                                                         FUND MANAGEMENT

                                               [ICON]
Review this section for Fund                               6  Investment Adviser
Management details on the people and                       6  Portfolio Manager
organizations who oversee the Fund.                        6  Distributor and Administrator

                                                         SHAREHOLDER INFORMATION

                                               [ICON]
Review this section for shareholder                        7  Pricing of Fund Shares
information details on how shares are                      7  Purchasing and Adding to Your Shares
valued, how to purchase, sell or                           9  Selling Your Shares
exchange shares, related fees and                         11  General Policies on Selling Shares
payments of dividends and                                 12  Exchanging Your Shares
distributions.                                            13  Market Timing Policies
                                                          13  Service Organizations
                                                          14  Dividends, Distributions and Taxes
                                                          15  Householding
                                                          15  Disclosure of Fund Portfolio Holdings

                                                         FINANCIAL HIGHLIGHTS

                                               [ICON]
                                                          15

                                                         BACK COVER

                                               [ICON]
                                                              Where To Learn More About The Fund

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES         MONEY MARKET FUND

   THE MONEY MARKET FUND

   INVESTMENT OBJECTIVE. As high a level of current income as is consistent with preservation of capital and liquidity.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund invests in a broad range of high quality, short-term, money instruments which have remaining maturities not to exceed 397 days. The Fund is required to maintain an average portfolio maturity of 90 days or less.


   The Fund invests in instruments permitted under federal rules governing money market funds, including: securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities"), bank obligations, commercial paper, corporate debt securities, variable rate demand notes and repurchase agreements and other high quality short-term securities. Generally, securities in which the Fund may invest will not earn as high a yield as securities with longer maturities or of lower quality.



   Trustmark Investment Advisors Inc. ("Trustmark" or the "Adviser") selects only those U.S. dollar-denominated debt instruments that meet the high quality and credit risk standards established by the Board of Trustees and are consistent with federal requirements applicable to money market funds. In accordance with such requirements, the Fund will purchase securities that are rated within the top two rating categories by at least two nationally recognized statistical rating organizations ("Rating Agency") or, if only one Rating Agency has rated the security, within the top two ratings by that Rating Agency, or if not rated, the securities are deemed of comparable quality pursuant to standards adopted by the Board of Trustees. The Fund's investments in securities with the second-highest rating (or deemed of comparable quality) may not exceed 5% of its total assets, and all the Fund's commercial paper investments must be in the highest rating category (or deemed of comparable quality).


   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, no Fund constitutes a balanced investment program.

   An investment in the Fund is not a bank deposit of Trustmark National Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The Fund expects to maintain a net asset value of $1.00 per share, but there is no assurance that it will be able to do so on a continuous basis. It is possible to lose money by investing in the Fund.

   There can be no assurance that the investment objective of the Fund will be achieved.

   SELECTION RISK. Like all investment funds, the Fund is subject to the chance that poor security selection will cause the Fund to underperform other funds with similar objectives.

   INTEREST RATE RISK. Interest rate risk is the chance that the value of the instruments held by the Fund will decline due to rising interest rates. When interest rates rise, the price of most debt instruments goes down. The price of a debt instrument is also affected by its maturity.

   CREDIT RISK. Credit risk is the chance that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund's return.

   INCOME RISK. Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term debt instruments.

   A full discussion of all permissible investments can be found in the Statement of Additional Information ("SAI").

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES         MONEY MARKET FUND

   PERFORMANCE INFORMATION


   The bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and for the one-year, five-year and ten-year periods. Past performance does not indicate how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.


       PERFORMANCE BAR CHART AND TABLE

    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
        FOR INSTITUTIONAL CLASS SHARES



[PERFORMANCE CHART AS A %]

1996                                                                             5.33
97                                                                               5.43
98                                                                               5.31
99                                                                               4.95
00                                                                               6.15
01                                                                               3.84
02                                                                               1.35
03                                                                               0.71
04                                                                               0.91
05                                                                               2.74



                                                                         Best quarter:      Q4       2000       1.58%
                                                                         Worst quarter:     Q2       2004       0.08%


                                           For the period January 1, 2006
                                           through June 30, 2006 the aggregate
                                           (non-annualized) total return of the
                                           Fund was 2.09%.



     AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2005)(1)     ONE YEAR            FIVE YEARS           TEN YEARS
                                                                   --------------------------------------------------
     INSTITUTIONAL CLASS SHARES                                      2.74%               1.90%                3.65%
    -----------------------------------------------------------------------------------------------------------------



   (1) As of December 31, 2005 the 7-day current yield of the Fund's Institutional Class Shares was 3.80%. For current yield information on the Fund, call 1-800-PERFORM. The Money Market Fund's yield appears in The Wall Street Journal each Thursday.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES         MONEY MARKET FUND

   FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                     FEE TABLE


                                                                    THE MONEY MARKET FUND
                                                                  INSTITUTIONAL CLASS SHARES
    ----------------------------------------------------------------------------------------
    SHAREHOLDER FEES
      (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases (as a % of
      offering price)                                                        None
    ANNUAL FUND OPERATING EXPENSES
      (expense that are deducted from Fund assets)
    Management fees(1)                                                       0.30%
    12b-1 fees                                                               None
    Other expenses(2)                                                        0.21%
                                                                             ----
    TOTAL ANNUAL FUND OPERATING EXPENSES(1)                                  0.51%
                                                                             ====



   (1) The Adviser is voluntarily waiving a portion of the advisory fees for the Money Market Fund. Total Fund Operating Expenses for the Money Market Fund after these fee waivers is expected to be 0.47%. The fee waivers for the Money Market Fund may be revised or cancelled at any time.


   (2) The Fund may pay fees (included in "Other Expenses") up to a maximum of 0.35% of the Fund's average daily net assets to certain financial organizations ("Service Organizations") that provide certain administrative services to the shareholders, but will limit such fees to 0.08% of the Fund's net assets held in such accounts involving that Service Organization during the current fiscal year. See "Shareholder Information -- Service Organizations" below for additional information.


   EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE
   ASSUMES:

     - $10,000 INVESTMENT

     - 5% ANNUAL RETURN

     - REDEMPTION AT THE END OF EACH PERIOD

     - NO CHANGES IN THE FUND'S OPERATING EXPENSES

     - REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

   ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


                                                                    THE MONEY MARKET FUND
                                                                  INSTITUTIONAL CLASS SHARES
    ----------------------------------------------------------------------------------------
    ONE YEAR AFTER PURCHASE                                                  $ 52
    THREE YEARS AFTER PURCHASE                                               $164
    FIVE YEARS AFTER PURCHASE                                                $285
    TEN YEARS AFTER PURCHASE                                                 $640

 [ICON]

FUND MANAGEMENT

   INVESTMENT ADVISER


   Trustmark, 1701 Lakeland Drive, Jackson, Mississippi 39216, serves as investment adviser to the Fund. Trustmark is a wholly-owned subsidiary of Trustmark National Bank and is a registered investment adviser. Trustmark manages the investment and reinvestment of the assets of the Fund and continuously reviews, supervises and administers the Fund's investments. Trustmark is responsible for placing orders for the purchase and sale of the Fund's investments directly with brokers and dealers selected by it in its discretion. Prior to June 1, 2002 and May 10, 2001, Trustmark Financial Services, Inc. and Trustmark National Bank, respectively, served as investment adviser to the Fund.



   As of April 30, 2006 Trustmark had assets under management of approximately $2.5 billion. Trustmark National Bank was founded in 1890 and is the largest commercial bank headquartered in Mississippi. As of April 30, 2006, The Wealth Management Division of Trustmark National Bank had approximately $7.8 billion in assets under management and/or administration. Shares of the Fund are not guaranteed by Trustmark, its parent or affiliates, nor are they insured by the FDIC. The Adviser may make marketing assistance payments from its own resources in connection with the Fund's distribution activities and operations.



   For these advisory services, the Money Market Fund paid an annual fee of 0.26% of its average daily net assets during the fiscal year ended May 31, 2006. Trustmark waived a portion of its contractual fees for the Money Market Fund for the most recent fiscal year. Contractual fees (without waivers) are 0.30% for the Money Market Fund.



   Information regarding the factors considered by the Board of Trustees of the Fund in connection with the most recent renewal of the Investment Advisory Agreement with respect to the Fund is provided in the Fund's Annual Report to Shareholders for the fiscal year ended May 31, 2006.


   PORTFOLIO MANAGER


   KELLY COLLINS is the Portfolio Manager responsible for the day-to-day management of the Fund's portfolio. Mr. Collins has over 15 years experience in the investment management industry. He has served as Portfolio Manager with Trustmark since 1991 and is responsible for managing individual and institutional investment accounts specializing in fixed income investment management.


   DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services Ohio, Inc. ("BISYS" or "Administrator") provides management and administrative services to the Fund, including providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS also acts as the fund accountant, transfer agent and dividend paying agent of the Fund. BISYS is located at 3435 Stelzer Road, Columbus, Ohio 43219.

   Performance Funds Distributor, Inc., (the "Distributor"), 100 Summer St., Suite 1500, Boston, MA 02110, acts as the Fund's distributor. The Distributor is an affiliate of BISYS and was formed specifically to distribute shares of the Fund.

 [ICON]

 SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES


   HOW NET ASSET VALUE ("NAV") IS CALCULATED



   The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:




                                     NAV =
                           Total Assets - Liabilities
                        --------------------------------
                          Number of Shares Outstanding
             ------------------------------------------------------


   The Fund's NAV is expected to be constant at $1.00 per share, although its value is not guaranteed. The NAV is determined at 12:00 noon Eastern time on each Business Day. A Business Day is any day on which the New York Stock Exchange ("NYSE") and the Federal Reserve Bank are open and excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, Columbus Day and Veterans' Day. On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to refuse any order received after the BMA recommended closing time (the "Alternative Closing time"). If a Fund does so, it will continue, however, to process redemption orders received after the Alternative Closing time on the next business day but no later than the Pricing Time. The Fund values its securities at their amortized cost, which approximates market value. The amortized cost method involves valuing a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.



   Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received in good order by the Fund on any day that both the NYSE and the Federal Reserve Bank are open for business. For example, if you properly place a purchase order to buy shares of the Fund, that is delivered to the Fund by 12:00 noon Eastern time, the order receives the share price next determined if the Fund receives payment in federal funds or other immediately available funds by 4:00 p.m. (Eastern time) that day. If your order is received after 12:00 noon Eastern time, you will receive the NAV calculated on the next business day at 12:00 noon Eastern time.


   PURCHASING AND ADDING TO YOUR SHARES


   You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.



   Institutional Class shares of the Fund are offered at NAV without a sales load. Purchases of Institutional Class shares may only be made by one of the following types of "Institutional Investors": (1) trusts, or investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents pursuant to a written agreement, (2) any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents, pursuant to a written agreement and (3) other persons or organizations authorized by the Distributor. The Trust and the Distributor reserve the right to waive or reduce the minimum initial investment amount with respect to certain accounts. All initial investments should be accompanied by a completed Purchase Application, a form of which accompanies this Prospectus. A separate application is required for Individual Retirement Account investments.


   All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Neither third-party checks, money orders, bank starter checks, nor credit card convenience checks are accepted.

   The minimum initial investment amount is $1,000,000. The Fund may waive its minimum purchase requirement or may reject a purchase order if it considers it in the best interest of the Fund and its shareholders. See "Anti-Money Laundering Program" at the end of this section and the "Market Timing Policies" section.

   Orders received by your broker or Service Organization for the Fund in proper order prior to the determination of NAV and transmitted to the Fund prior to the close of its business day which is currently 1:30 p.m. Eastern time, will become effective that day.

     AVOID BACKUP TAX WITHHOLDING
     The Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

 [ICON]

 SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- CONTINUED

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT


   If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.


   All investments made by regular mail or express delivery, whether initial or subsequent, should be sent:



     BY MAIL                  BY REGULAR MAIL                                   BY EXPRESS MAIL
                              Performance Funds Trust                           Performance Funds Trust
                              P.O. Box 182484                                   3435 Stelzer Road
                              Columbus, OH 43218-2484                           Columbus, OH 43219
                              For Initial Investment:
                              1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
                              2. Make check, bank draft or money order payable to "Performance Funds Trust" and include the name
                                 "Money Market Fund" on the check.
                              3. Mail or deliver application and payment to address above.
                              For Subsequent Investment:
                              1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:
                               - Fund name
                               - Share class
                               - Amount invested
                               - Account name and account number
                              2. Make check, bank draft or money order payable to "Performance Funds Trust" and include your account number on the check.
                              3. Mail or deliver investment slip and payment to the address above.

     ELECTRONIC PURCHASES     Your bank must participate in the Automated
                              Clearing House ("ACH") and must be a U.S. Bank.
                              Your bank or broker may charge for this service.
                              Establish the electronic purchase option on your
                              account application or call 1-800-737-3676. Your
                              account can generally be set up for electronic
                              purchases within 15 days.
                              Call 1-800-737-3676 to arrange a transfer from
                              your bank account.

     BY WIRE TRANSFER         Call 1-800-737-3676 to obtain a new account
                              number and instructions for sending your
                              application, and for instructing your bank to
                              wire transfer your investment.
                              NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.


                          ELECTRONIC VS. WIRE TRANSFER


Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.


                                                             QUESTIONS?

                                                         Call 1-800-PERFORM

 [ICON]

 SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- CONTINUED

   You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.

   AUTOMATIC INVESTMENT PROGRAM

   You can make automatic investments in the Fund from your bank account. Automatic investments minimum is $25; no investment is required to establish an automatic investment account.

   To invest regularly from your bank account:

        - Complete the Automatic Investment Plan portion on your Account Application.

   Make sure you note:


        - Your bank name, address and account number;



        - The amount you wish to invest automatically (minimum $25);



        - How often you want to invest (every month or 4 times a year);



        - Attach a voided personal check.


   PAYROLL DIRECT DEPOSIT


   You may set up a payroll direct deposit arrangement through your employer or retirement benefit source. You may make periodic investments of at least $25 per Fund per pay period.


   For more information about how to invest regularly from your paycheck or government check, call 1-800-737-3676.

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.

   ANTI-MONEY LAUNDERING PROGRAM


   Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund's Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners or others who may be authorized to act on an account: full name, date of birth, Social Security number, and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. If any of the above requested information is missing, we may reject your account and return your application or take such action as we deem reasonable as permitted by law. Please review your account application for additional information.


   SELLING YOUR SHARES

   You may sell your shares at any
   time. Your sales price will be
   the next NAV after your sell
   order is received in good order
   by the Fund, its transfer agent,
   or your investment
   representative. Normally you will
   receive your proceeds within a
   week after your request is
   received. See section on "General
   Policies on Selling Shares"
   below.
                                      WITHDRAWING MONEY FROM YOUR FUND
                                      INVESTMENT

                                      As a mutual fund shareholder, you are
                                      technically selling shares when you
                                      request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

 [ICON]

 SHAREHOLDER INFORMATION

   SELLING YOUR SHARES -- CONTINUED

   INSTRUCTIONS FOR SELLING SHARES


   If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.




     BY TELEPHONE                            1. Call 1-800-737-3676 with instructions as to how you wish
     (unless you have declined telephone     to receive your funds (mail, wire, electronic transfer).
     sales privileges on your account           (See "General Policies on Selling Shares -- Verifying
     application)                               Telephone Redemptions" below.)

     BY MAIL                                 1. Call 1-800-737-3676 to request redemption forms or write
     (See "General Policies on Selling       a letter of instruction indicating:
     Shares -- Redemptions in Writing         - your Fund and account number
     Required").                              - amount you wish to redeem
                                              - address where your check should be sent
                                              - account owner signature
                                             2. Mail to: Performance Funds Trust
                                                      P.O. Box 182484
                                                      Columbus, OH 43218-2484

     BY OVERNIGHT SERVICE                    See "By mail" instruction 1 above.
     (See "General Policies on Selling       2. Send to Performance Funds Trust
     Shares -- Redemptions in Writing                 c/o BISYS Fund Services
     Required").                                      Attn: T.A. Operations
                                                      3435 Stelzer Road
                                                      Columbus, OH 43219

     WIRE TRANSFER                           Call 1-800-737-3676 to request a wire transfer.
     You must indicate this option on        If you call by 4:00 p.m. Eastern time, your payment will
     your application                        normally be wired to your bank on the next business day.
     Note: Your financial institution may
     also charge a separate fee.

     ELECTRONIC REDEMPTIONS                  Call 1-800-737-3676 to request an electronic redemption.
     Your bank must participate in the       If you call by 4 p.m. Eastern time, the NAV of your shares
     ACH and must be a U.S. bank             will normally be determined on the same day and the proceeds
     Your bank may charge for this           credited within 8 days.
     service


                                                             QUESTIONS?

                                                         Call 1-800-PERFORM

 [ICON]

 SHAREHOLDER INFORMATION

   SELLING YOUR SHARES -- CONTINUED

   AUTOMATIC WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum periodic withdrawal is $100. To activate this feature:


     - Make sure you've checked the appropriate box on the Account Application, or call 1-800-737-3676.


     - Include a voided personal check.

     - You must have a value of $25,000 or more to start withdrawals.


   REDEMPTION BY CHECK WRITING


   You may write checks in amounts of $100 or more on your account in the Funds. To obtain checks, complete the signature card section of the Account Application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. You may not close your Fund account by writing a check.

   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").


   2. Redemption requests requiring a signature guarantee, which include each of the following circumstances:



     - Your account registration or the name(s) in your account has changed within the last 10 business days.



     - The check is not being mailed to the address on your account.



     - The check is not being made payable to the owner(s) of the account.



     - The redemption proceeds are being transferred to another Fund account with a different registration.



     - The redemption proceeds are being wired to bank instructions currently not on your account.



   Please note that signature guarantees are not required for redemptions made using check writing privileges unless you have changed your address on your account (See instruction 2 above).



   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.


   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions. Telephone transaction privileges, including purchases, redemptions and exchanges by the telephonic instructions or facsimile instructions, may be revoked at the discretion of the Fund without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place requests by phone, transaction requests may be made by regular mail.

 [ICON]

 SHAREHOLDER INFORMATION

   GENERAL POLICIES ON SELLING SHARES -- CONTINUED

   REDEMPTIONS WITHIN 10 DAYS OF SHARES PURCHASED BY CHECK

   When you request redemption of any shares which were purchased by check, the proceeds of your redemption may be held up to 10 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a federal funds wire.

   POSTPONEMENT OF REDEMPTION REQUEST


   Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Fund your request by regular mail or express mail.


   REDEMPTION IN KIND

   The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind" for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS


   If your account falls below (not as a result of market action) $500 ($250 for IRAs) the Fund may ask you to increase your balance. If it remains below $500 ($250 for IRAs) after 30 days, the Fund may close your account and send you the proceeds at the current NAV.


   UNDELIVERABLE DISTRIBUTION AND REDEMPTION CHECKS


   For any shareholder who chooses to receive distributions in cash: if distribution checks (1) are returned and marked as "undeliverable," or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Redemption checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

   EXCHANGING YOUR SHARES


   You can exchange your shares in the Fund for shares of the same class of another Performance Fund. No transaction fees are charged for exchanges (see "Notes on Exchanges" below).


   You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to Performance Funds Trust, P.O. Box 182484 Columbus OH 43218-2484, or by calling 1-800-737-3676.
   Please provide the following information:

     - Your name and telephone number


     - The exact name on your account and account number;



     - Taxpayer identification number (usually your Social Security number);



     - Dollar value or number of shares to be exchanged;



     - The name of the Fund from which the exchange is to be made;



     - The name of the Fund into which the exchange is being made;



   See "Selling Your Shares" for important information about telephone transactions.

 [ICON]

 SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES -- CONTINUED


   AUTOMATIC EXCHANGES

   You can use the Fund's Automatic Exchange feature to purchase shares of the Performance Funds at regular intervals through regular, automatic redemptions from the Fund. To participate in the Automatic Exchange:

     - Complete the appropriate section of the Account Application.

     - Shareholders must have a minimum initial purchase of $1,000,000 in their Performance Funds accounts.

   To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to Performance Funds Trust, P.O. Box 182484, Columbus, Ohio 43218-2484.

   NOTES ON EXCHANGES

   The registration and tax identification numbers of the two accounts must be identical.

   The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

   Be sure to read carefully the Prospectus of any other Performance Fund into which you wish to exchange shares.

   MARKET TIMING POLICIES


   In connection with the Fund's Exchange Privilege with other series of the Performance Funds (collectively with the Fund, the "Funds"), the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. The Funds are not designed for market timing strategies. IF YOU INTEND TO ENGAGE IN MARKET TIMING, DO NOT INVEST IN SHARES OF THE FUNDS. Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and interfere with the efficient management of the Funds. Such practices may dilute the value of shares held by long-term shareholders, cause the Funds to maintain larger cash positions than would otherwise be necessary, increase brokerage commissions and administrative costs, and cause the Funds additional tax liability. The Funds therefore discourage frequent purchases and exchanges ("trading") by shareholders and will not knowingly permit or make any effort to accommodate this practice.



   With the exception of operational limitations applicable to the Automatic Investment Program and the Automatic Exchange, the Funds currently do not impose limits on the frequency of purchases, nor do they limit the number of exchanges into the Funds. The Funds reserve the right, however, to impose limitations at any time with respect to trading in shares of the Funds, and will give prior notice when suspending or terminating trading privileges in Fund shares, for any investor whom the Funds believe has a history of excessive or abusive trading or whose trading, in the judgment of the Funds, has been or may be disruptive to the Funds. The Funds' ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading occurs in omnibus accounts maintained by financial intermediaries, retirement plan accounts and fee-based programs.

   SERVICE ORGANIZATIONS


   Various banks, trust companies, broker-dealers (other than the Distributor) and other financial organizations ("Service Organization(s)") may provide certain administrative services for its customers who invest in a Fund through accounts maintained at that Service Organization. The Fund, under servicing agreements with the Service Organization, will pay the Service Organization an annual rate up to 0.35% of the Fund's average daily net assets for these services, which include:


     - receiving and processing shareholder orders

     - performing the accounting for customers' sub-accounts

     - maintaining retirement plan accounts

     - answering questions and handling correspondence for customer accounts

     - acting as the sole shareholder of record for customer accounts

     - issuing shareholder reports and transaction confirmations

     - performing daily "sweep" functions

 [ICON]

 SHAREHOLDER INFORMATION


   SERVICE ORGANIZATIONS -- CONTINUED



   Notwithstanding the foregoing, no more than 0.25% of the Service Organization fee may be paid to such Service Organization in "services fees" within the meaning of the NASD Rules. An affiliate of the Adviser has entered into a Service Organization Agreement with the Fund pursuant to which such affiliate receives a services fee of up to 0.08% for services provided to certain shareholders.


   Investors who purchase, sell or exchange shares of the Fund through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with the Fund but are covered under separate fee schedules provided by the Service Organization to their customers. Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. The Adviser or Administrator also may pay Service Organizations for rendering services to customers' sub-accounts.

   DIVIDENDS, DISTRIBUTIONS AND TAXES


   Any income that the Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Dividends are declared daily and paid monthly. Fund dividends will generally be taxable to you as ordinary income and will not be eligible for the favorable rates currently applicable to qualifying dividends or for the dividends-received deduction for corporate shareholders. Fund distributions will be subject to federal income tax regardless of whether you receive them in cash or in additional shares. One major exception to the foregoing tax principles is that distributions on shares held in an IRA (or other tax qualified plan) will not be currently taxable.



   Distributions are generally treated as taxable to you in the year they are paid, but distributions declared in October, November or December but paid in January will be taxable as if they were paid on December 31. You will be notified in January each year about the federal tax status of distributions made by the Fund.



   Depending on your residence for tax purposes, distributions also may be subject to state and local taxes. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on U.S. government securities or interest on the securities of your particular state or locality within the state. You should consult your tax advisor about the tax status of distributions within your state and locality.



   The Fund may be required in certain cases to withhold and remit to the Internal Revenue Service ("IRS") a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a current tax identification number in the manner required, or who are subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients." The current withholding rate is 28%.



   For distributions attributable to the Fund's taxable year beginning before January 1, 2005 or after December 31, 2007, nonresident aliens and other foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by the Fund. For distributions attributable to the Fund's taxable year beginning after December 31, 2004 and before January 1, 2008, however, foreign shareholders will generally not be subject to withholding tax on distributions attributable to U.S.-source "portfolio interest." Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in the Fund.



   The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.



   MORE INFORMATION ABOUT TAXES IS IN THE SAI.

 [ICON]

 SHAREHOLDER INFORMATION

   HOUSEHOLDING

   In order to reduce shareholder expenses we may, unless you instruct otherwise, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call 1-800-737-3676, or if your shares are held through a financial institution, please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

   DISCLOSURE OF FUND PORTFOLIO HOLDINGS


   A complete list of the Fund's portfolio holdings is publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is provided in the SAI.

   FINANCIAL HIGHLIGHTS


   The Financial Highlights Table on the following page is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, the former independent registered public accounting firm for the Funds, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

 [ICON]
          FINANCIAL HIGHLIGHTS                          MONEY MARKET FUND

                                                                     INVESTMENT ACTIVITIES                     DIVIDENDS
                                                         ----------------------------------------------      -------------
                                                                          NET REALIZED
                                          NET ASSET                      GAINS/(LOSSES)
                                           VALUE,           NET               FROM           TOTAL FROM         NET
                                          BEGINNING      INVESTMENT        INVESTMENT        INVESTMENT      INVESTMENT
                                          OF PERIOD        INCOME         TRANSACTIONS       ACTIVITIES        INCOME
                                          ---------      ----------      --------------      ----------      ----------
THE MONEY MARKET FUND
INSTITUTIONAL CLASS
  Year Ended May 31, 2006...............    $1.00          $0.04              $--*             $0.04           $(0.04)
  Year Ended May 31, 2005...............     1.00           0.02               --*              0.02            (0.02)
  Year Ended May 31, 2004...............     1.00           0.01               --*              0.01            (0.01)
  Year Ended May 31, 2003...............     1.00           0.01               --*              0.01            (0.01)
  Year Ended May 31, 2002...............     1.00           0.02               --*              0.02            (0.02)

                                           DIVIDENDS
                                           ---------

                                                                             TOTAL RETURN
                                                            NET ASSET         (EXCLUDES
                                             TOTAL           VALUE,             SALES
                                           DIVIDENDS      END OF PERIOD        CHARGE)
                                           ---------      -------------      ------------
THE MONEY MARKET FUND
INSTITUTIONAL CLASS
  Year Ended May 31, 2006...............    $(0.04)           $1.00              3.58%
  Year Ended May 31, 2005...............     (0.02)            1.00              1.55
  Year Ended May 31, 2004...............     (0.01)            1.00              0.60
  Year Ended May 31, 2003...............     (0.01)            1.00              1.11
  Year Ended May 31, 2002...............     (0.02)            1.00              2.26

                                                               RATIOS/SUPPLEMENTARY DATA
                                          -------------------------------------------------------------------
                                                                              RATIO OF NET
                                                               RATIO OF        INVESTMENT         RATIO OF
                                          NET ASSETS AT        EXPENSES        INCOME TO          EXPENSES
                                          END OF PERIOD       TO AVERAGE        AVERAGE          TO AVERAGE
                                             (000'S)          NET ASSETS       NET ASSETS       NET ASSETS(A)
                                          --------------      ----------      ------------      -------------
THE MONEY MARKET FUND
INSTITUTIONAL CLASS
  Year Ended May 31, 2006...............     $478,886            0.47%            3.54%             0.51%
  Year Ended May 31, 2005...............      450,051            0.48             1.54              0.59
  Year Ended May 31, 2004...............      439,167            0.45             0.60              0.58
  Year Ended May 31, 2003...............      478,796            0.44             1.12              0.57
  Year Ended May 31, 2002...............      533,027            0.42             2.26              0.56


---------------

 * Less than $0.005 per share.

(a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

                     (This Page Intentionally Left Blank.)

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS (REPORTS):

The Money Market Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


SAI:


The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

   You can get free copies of reports and the SAI, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                               Performance Funds
                                P.O. Box 182484
                           Columbus, Ohio 43218-2484
                           Telephone: 1-800-737-3676
                   Internet: http://www.performancefunds.com

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov


Investment Company Act file no. 811-6603.
PFDPUMM 10/06

                            [PERFORMANCE FUNDS LOGO]

                             PERFORMANCE FUNDS TRUST

                            A FAMILY OF MUTUAL FUNDS

                       THE U.S. TREASURY MONEY MARKET FUND

                               INSTITUTIONAL CLASS

                                   PROSPECTUS


                                 OCTOBER 1, 2006


                                   QUESTIONS?
                               Call 1-800-PERFORM
                       or Your Investment Representative.

                                MUTUAL FUNDS ARE:


        NOT FDIC INSURED

MAY LOSE VALUE NO BANK GUARANTEE


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                         RISK/RETURN SUMMARY AND FUND EXPENSES

                                               [ICON]
Carefully review this important                            3  U.S. Treasury Money Market Fund -- Investment Objective,
section, which summarizes the Fund's                          Principal Investment Strategies, Principal Investment
investments, risks, past performance,                         Risks and Performance Information
and fees.                                                  4  Fees and Expenses

                                                         FUND MANAGEMENT

                                               [ICON]
Review this section for Fund                               5  Investment Adviser
Management details on the people and                       5  Portfolio Manager
organizations who oversee the Fund.                        5  Distributor and Administrator

                                                         SHAREHOLDER INFORMATION

                                               [ICON]
Review this section for shareholders                       6  Pricing of Fund Shares
information details on how shares are                      6  Purchasing and Adding to Your Shares
valued, how to purchase, sell or                           8  Selling Your Shares
exchange shares, related fees and                         10  General Policies on Selling Shares
payments of dividends and                                 12  Exchanging Your Shares
distributions.                                                Market Timing Policies
                                                          13  Service Organizations
                                                          13  Dividends, Distributions and Taxes

                                                         FINANCIAL HIGHLIGHTS

                                               [ICON]

                                                         BACK COVER

                                               [ICON]
                                                              Where To Learn More About The Fund

 [ICON]
          RISK/RETURN SUMMARY AND FUND EXPENSES       U.S. TREASURY MONEY
                                                      MARKET FUND

   THE U.S. TREASURY MONEY MARKET FUND

   INVESTMENT OBJECTIVE. As high a level of current income as is consistent with liquidity and maximum safety of principal.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund invests primarily in short-term U.S. dollar-denominated obligations issued by the U.S. Treasury ("U.S. Treasury Securities"), and repurchase agreements collateralized by U.S. Treasury Securities. U.S. Treasury Securities include bills, notes, bonds, and separately traded registered interest and principal securities.

   In managing the Fund, the portfolio manager focuses on generating a high-level of income. The manager generally evaluates investments based on interest rate sensitivity, selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the manager believes to be the best relative values. Generally, the portfolio manager buys and holds securities until their maturity.

   The Fund will maintain an average dollar weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

   PRINCIPAL INVESTMENT RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, no Fund constitutes a balanced investment program.

   An investment in the Fund is not a bank deposit of Trustmark National Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The Fund expects to maintain a net asset value of $1.00 per share, but there is no assurance that it will be able to do so on a continuous basis. It is possible to lose money by investing in the Fund.

   There can be no assurance that the investment objective of the Fund will be achieved.

   SELECTION RISK. Like all investment funds, the Fund is subject to the chance that poor security selection will cause the Fund to underperform other funds with similar objectives.

   INTEREST RATE RISK. Interest rate risk is the chance that the value of the instruments held by the Fund will decline due to rising interest rates. When interest rates rise, the price of most debt instruments goes down. The price of a debt instrument is also affected by its maturity.

   INCOME RISK. Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term debt instruments.

   A full discussion of all permissible investments can be found in the SAI.

   PERFORMANCE INFORMATION

   Performance information is not available for the Fund as it has not commenced operations as of the date of this prospectus.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES

   FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                     FEE TABLE

                                                                      THE U.S. TREASURY
                                                                      MONEY MARKET FUND
    ----------------------------------------------------------------------------------------
    SHAREHOLDER FEES
      (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases (as a % of
      offering price)                                                        None
    ANNUAL FUND OPERATING EXPENSES
      (expense that are deducted from fund assets)
    Management fees                                                          0.30%
    12b-1 fees                                                               None
    Other expenses                                                           0.27%
                                                                             ----
    TOTAL ANNUAL FUND OPERATING EXPENSES(1)                                  0.57%
                                                                             ====

   (1) The annual fund operating expenses for the U.S. Treasury Money Market Fund are estimated for the current fiscal year.

   EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE
   ASSUMES:

     - $10,000 INVESTMENT

     - 5% ANNUAL RETURN

     - REDEMPTION AT THE END OF EACH PERIOD

     - NO CHANGES IN THE FUND'S OPERATING EXPENSES,

     - REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.

   ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

                                                                      THE U.S. TREASURY
                                                                      MONEY MARKET FUND
    ----------------------------------------------------------------------------------------
    ONE YEAR AFTER PURCHASE                                                  $ 58
    THREE YEARS AFTER PURCHASE                                               $183
    FIVE YEARS AFTER PURCHASE                                                $318
    TEN YEARS AFTER PURCHASE                                                 $714

 [ICON]

FUND MANAGEMENT

   INVESTMENT ADVISER


   Trustmark Investment Advisors, Inc. ("Trustmark" or the "Adviser"),
   1701 Lakeland Drive, Jackson, Mississippi 39216, serves as investment adviser to the Fund. Trustmark is a wholly-owned subsidiary of Trustmark National Bank and is a registered investment adviser. Trustmark manages the investment and reinvestment of the assets of the Fund and continuously review, supervises and administers the Fund's investments. Trustmark is responsible for placing orders for the purchases and sale of the Fund's investments directly with brokers and dealers selected by it in its discretion. Prior to June 1, 2002 and May 10, 2001, Trustmark Financial Services, Inc. and Trademark National Bank served as investment adviser to the Fund.

   As of April 30, 2006 Trustmark had assets under management of approximately $2.5 billion. Trustmark National Bank was founded in 1890 and is the largest commercial bank headquartered in Mississippi. As of April 30, 2006, the Wealth Management Division of Trustmark National Bank has approximately
   $7.8 billion in assets under management and/or adminstration. Shares of the Fund are not guaranteed by Trustmark, its parent or affiliates, nor are they insured by the FDIC.

   No advisory fees were paid by the U.S. Treasury Money Market Fund since it was not operational for the period. Contractual fees (without waivers) are 0.30% for the U.S. Treasury Money Market Fund.

   PORTFOLIO MANAGER

   Trustmark has an investment management staff of highly trained professionals who manage the assets of each Performance Fund.


   KELLY COLLINS is the Portfolio Manager responsible for the day-to-day management of the U.S. Treasury Money Market Fund's portfolio. Mr. Collins has over fifteen years experience in the investment management industry. He has been with Trustmark since 1991.


   DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services Ohio, Inc. ("BISYS" or "Administrator") provides management and administrative services to the Fund, including providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS also acts as the fund accountant, transfer agent and dividend paying agent of the Fund. BISYS is located at 3435 Stelzer Road, Columbus, Ohio 43219. The Distributor or its affiliates may make marketing assistance payments from its own resources in connection with the Fund's distribution activities and operation.

   Performance Funds Distributor, Inc., (the "Distributor") 100 Summer Street, Suite 1500, Boston, MA 02110, acts as the Fund's distributor. The Distributor is an affiliate of BISYS and was formed specifically to distribute shares of the Fund.

 [ICON]

 SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES

   HOW NAV IS CALCULATED

   The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:



                                     NAV =
                           Total Assets - Liabilities
                        --------------------------------
                          Number of Shares Outstanding
             ------------------------------------------------------

   The Fund's net asset value, or NAV, is expected to be constant at $1.00 per share, although its value is not guaranteed. The NAV is determined at 12:00 noon Eastern time on days the New York Stock Exchange and the Federal Reserve Bank are open. The Fund values its securities at their amortized cost, which approximates market value. The amortized cost method involves valuing a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

   Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received in good order by the Fund on any day that both the New York Stock Exchange and the Federal Reserve Bank are open for business. For example: If you properly place a purchase order to buy shares of a Fund, that is delivered to the Fund by 12:00 noon Eastern time, the order receives the share price next determined if the Fund receives payment in federal funds or other immediately available funds by 4:00 p.m. (Eastern time) that day. If your order is received after 12:00 noon Eastern time, you will receive the NAV calculated on the next day at 12:00 noon Eastern time.

   PURCHASING AND ADDING TO YOUR SHARES

   You may purchase shares of the Fund through the Performance Funds Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information. Shares of the U.S. Treasury Money Market Fund are not currently available for purchase.

   Institutional Class shares of the Fund are offered at net asset value without a sales load. Purchases of Institutional Class shares may only be made by one of the following types of "Institutional Investors": (1) trusts, or investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents pursuant to a written agreement, (2) any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary account managed or administered by Trustmark or its affiliates or correspondents, pursuant to a written agreement and (3) other persons or organizations authorized by the Distributor. The Trust and the Distributor reserve the right to waive or reduce the minimum initial investment amount with respect to certain accounts. All initial investments should be accompanied by a completed Purchase Application, a form of which accompanies this Prospectus. A separate application is required for Individual Retirement Account investments.

   All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Neither third-party checks nor credit card convenience checks are accepted.

   The minimum initial investment amount is $1,000,000. A Fund may waive its minimum purchase requirement or may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

   Orders received by your broker or Service Organization for the Funds in proper order prior to the determination of net asset value and transmitted to the Funds prior to the close of its business day which is currently 1:30 p.m. Eastern time, will become effective that day.

     AVOID BACKUP TAX WITHHOLDING
     The Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

 [ICON]

 SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- CONTINUED

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   If purchasing through your financial advisor or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

   You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

   All investments made by regular mail or express delivery, whether initial or subsequent, should be sent:

     BY MAIL                  BY REGULAR MAIL                                   BY EXPRESS MAIL
                              Performance Funds Trust                           Performance Funds Trust
                              P.O. Box 182484                                   3435 Stelzer Road
                              Columbus, OH 43218-2484                           Columbus, OH 43219
                              For Initial Investment:
                              1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
                              2. Make check, bank draft or money order payable to "Performance Funds Trust" and include the name
                                 "Money Market Fund" or "U.S. Treasury Money Market Fund" on the check.
                              3. Mail or deliver application and payment to address above.
                              For Subsequent Investment:
                              1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:
                               - Fund name
                               - Share class
                               - Amount invested
                               - Account name and account number
                              2. Make check, bank draft or money order payable to "Performance Funds Trust" and include your account number on the check.
                              3. Mail or deliver investment slip and payment to the address above.

     ELECTRONIC PURCHASES     Your bank must participate in the Automated
                              Clearing House (ACH) and must be a U. S. Bank.
                              Your bank or broker may charge for this service.
                              Establish the electronic purchase option on your
                              account application or call 1-800-737-3676. Your
                              account can generally be set up for electronic
                              purchases within 15 days.
                              Call 1-800-737-3676 to arrange a transfer from
                              your bank account.

     BY WIRE TRANSFER         Call 1-800-737-3676 to obtain a new account
                              number and instructions for sending your
                              application, and for instructing your bank to
                              wire transfer your investment.
                              NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

                          ELECTRONIC VS. WIRE TRANSFER

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

                                                             QUESTIONS?

                                                         Call 1-800-PERFORM

 [ICON]

 SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- CONTINUED

   AUTOMATIC INVESTMENT PROGRAM

   You can make automatic investments in the Fund from your bank account. Automatic investments minimum is $25; no investment is required to establish an automatic investment account.

   To invest regularly from your bank account:

        - Complete the Automatic Investment Plan portion on your Account Application.

   Make sure you note:

        - Your bank name, address and account number

        - The amount you wish to invest automatically (minimum $25)

        - How often you want to invest (every month or 4 times a year)

        - Attach a voided personal check.

   PAYROLL DIRECT DEPOSIT

   You may set up a payroll direct deposit arrangement through your employer or retirement benefit source. You may make periodic investments of at least $25 per Fund/per pay period.

   For more information about how to invest regularly from your paycheck or government check, call 1-800-737-3676.

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.

   ANTI-MONEY LAUNDERING PROGRAM

   Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Funds' Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners or others who may be authorized to act on an account; full name, date of birth, Social Security number, and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. If any of the above requested information is missing, we may reject your account and return your application or take such action as we deem reasonable as permitted by law. Please review your account application for additional information.

   SELLING YOUR SHARES

   You may sell your shares at any
   time. Your sales price will be
   the next NAV after your sell
   order is received in good order
   by the Fund, its transfer agent,
   or your investment
   representative. Normally you will
   receive your proceeds within a
   week after your request is
   received. See section on "General
   Policies on Selling Shares"
   below.
                                      WITHDRAWING MONEY FROM YOUR FUND
                                      INVESTMENT

                                      As a mutual fund shareholder, you are
                                      technically selling shares when you
                                      request a withdrawal in cash. This is also
                                      known as redeeming shares or a redemption
                                      of shares.
 8

 [ICON]

 SHAREHOLDER INFORMATION

   SELLING YOUR SHARES -- CONTINUED

   INSTRUCTIONS FOR SELLING SHARES

   If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.


     BY TELEPHONE                            1. Call 1-800-737-3676 with instructions as to how you wish
     (unless you have declined telephone        to receive your funds (mail, wire, electronic transfer).
     sales privileges)                          (See "General Policies on Selling Shares -- Verifying
                                                Telephone Redemptions" below)

     BY MAIL                                 1. Call 1-800-737-3676 to request redemption forms or write
     (See "General Policies on Selling          a letter of instruction indicating:
     Shares -- Redemptions in Writing
     Required" below)                            - your Fund and account number
                                                 - amount you wish to redeem
                                                 - address where your check should be sent
                                                 - account owner signature

                                             2. Mail to: Performance Funds Trust
                                                         P.O. Box 182484
                                                         Columbus, OH 43218-2484

     BY OVERNIGHT SERVICE                    See "By mail" instruction 1 above.
     (See "General Policies on Selling
     Shares -- Redemptions in Writing        2. Send to Performance Funds Trust
     Required" below)                                 c/o BISYS Fund Services
                                                      Attn: T.A. Operations
                                                      3435 Stelzer Road
                                                      Columbus, OH 43219

     WIRE TRANSFER                           Call 1-800-737-3676 to request a wire transfer.
     You must indicate this option on
     your application                        If you call by 4 p.m. Eastern time, your payment will
                                             normally be wired to your bank on the next business day.
     Note: Your financial institution may
     also charge a separate fee



     ELECTRONIC REDEMPTIONS                  Call 1-800-737-3676 to request an electronic redemption.
     Your bank must participate in the
     Automated Clearing House (ACH) and      If you call by 4 p.m. Eastern time, the NAV of your shares
     must be a U.S. bank                     will normally be determined on the same day and the proceeds credited within 8 days.
     Your bank may charge for this
     service

                                                             QUESTIONS?
                                                         Call 1-800-PERFORM

 [ICON]

 SHAREHOLDER INFORMATION

   SELLING YOUR SHARES -- CONTINUED

   AUTOMATIC WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum periodic withdrawal is $100. To activate this feature:

     - Make sure you've checked the appropriate box on the Account Application. Or call 1-800-737-3676

     - Include a voided personal check.

     - You must have a value of $25,000 or more to start withdrawals.

   REDEMPTION BY CHECK WRITING

   You may write checks in amounts of $100 or more on your account in the Funds. To obtain checks, complete the signature card section of the Account Application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. You may not close your Fund account by writing a check.

   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").

   2. Redemption requests requiring a signature guarantee, which include each of the following:

     - Your account address has changed within the last 10 business days

     - The check is not being mailed to the address on your account

     - The check is not being made payable to the owner(s) of the account

     - The redemption proceeds are being transferred to another Fund account with a different registration

     - The redemption proceeds are being wired to bank instructions currently not on your account

   Please note that signature guarantees are not required for redemptions made using check writing privileges unless you have changed your address on your account (see #2 above).

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Funds make every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

 [ICON]

 SHAREHOLDER INFORMATION

   GENERAL POLICIES ON SELLING SHARES -- CONTINUED

   REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, your redemption proceeds will not be mailed until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a federal funds wire.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Fund your request by regular mail or express mail.

   REDEMPTION IN KIND

   The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind" for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below (not as a result of market action) $500, ($250 for IRAs), the Fund may ask you to increase your balance. If it is still below $500 ($250 for IRAs) after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: if distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

 [ICON]

 SHAREHOLDER INFORMATION

   EXCHANGING YOUR SHARES

   You can exchange your shares in the Fund for shares of the same class of another Performance Fund. No transaction fees are charged for exchanges (see "Notes on exchanges" below).

   You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

   AUTOMATIC EXCHANGES

   You can use the Funds' Automatic Exchange feature to purchase shares of the Performance Funds at regular intervals through regular, automatic redemptions from the Funds. To participate in the Automatic Exchange:

     - Complete the appropriate section of the Account Application.

     - Shareholders must have a minimum initial purchase of $1,000,000 in their Performance Funds accounts.

   To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to Performance Funds Trust, P.O. Box 182484, Columbus, Ohio 43218-2484.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to Performance Funds Trust, P.O. Box 182484 Columbus OH 43218-2484, or by calling 1-800-737-3676.
   Please provide the following information:

     - Your name and telephone number

     - The exact name on your account and account number

     - Taxpayer identification number (usually your Social Security number)

     - Dollar value or number of shares to be exchanged

     - The name of the Fund from which the exchange is to be made

     - The name of the Fund into which the exchange is being made

   See "Selling your Shares" for important information about telephone transactions.

   NOTES ON EXCHANGES

   The registration and tax identification numbers of the two accounts must be identical.

   The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

   Be sure to read carefully the Prospectus of any other Performance Fund into which you wish to exchange shares.

   MARKET TIMING POLICIES


   The Fund is not designed for market timing strategies. IF YOU INTEND TO ENGAGE IN MARKET TIMING, DO NOT INVEST IN SHARES OF THE FUND. To minimize harm to the Fund and its shareholders, we reserve the right to temporarily or permanently refuse exchange requests, if, in the Adviser's discretion, a shareholder (including all accounts under common ownership) engages in an abusive trading practice which causes a Fund to be unable to invest effectively in accordance with its objectives and policies. The Fund further reserves the right to restrict or refuse an exchange request if the Fund has received or anticipates simultaneous orders affecting significant portions of a Fund's assets or detects a patter of exchange requests that coincides with a "market timing" strategy. There can be no assurances that the Fund will be able to detect or anticipate any such orders, exchanges or requests.

 [ICON]

 SHAREHOLDER INFORMATION

   SERVICE ORGANIZATIONS

   Various banks, trust companies, broker-dealers (other than the Distributor) and other financial organizations ("Service Organization(s)") may provide certain administrative services for its customers who invest in a Fund through accounts maintained at that Service Organization. The Funds, under servicing agreements with the Service Organization, will pay the Service Organization an annual rate up to .35% of the Funds' average daily net assets for these services, which include:

     - receiving and processing shareholder orders

     - performing the accounting for customers' sub-accounts

     - maintaining retirement plan accounts

     - answering questions and handling correspondence for customer accounts

     - acting as the sole shareholder of record for customer accounts

     - issuing shareholder reports and transaction confirmations

     - performing daily "sweep" functions


   Notwithstanding the foregoing, no more than 0.25% of the Service Orgination fee may be paid to such Service Organization in "service fees" with the meaning of the NASD Rules. Investors who purchase, sell or exchange shares of the Funds through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with the Funds but are covered under separate fee schedules provided by the Service Organization to their customers.
   Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. The Adviser or Administrator also may pay Service Organizations for rendering services to customers' sub-accounts. The Fund will limit the Service Organization fee to 0.08% of the Fund's net assets held in accounts involving the Service Organization during the current fiscal year.


   DIVIDENDS, DISTRIBUTIONS AND TAXES


   Any income that the Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Dividends are declared daily and paid monthly. Capital gains are distributed at least annually.


   An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

   Dividends are taxable as ordinary income. Taxes on capital gains by the Funds will vary with the length of time the Funds have held the security -- not how long you have invested in the Funds.

   Some dividends may be taxable in the year in which they are declared, even if they are paid or appear on your account statement the following year. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   You will be notified in January each year about the federal tax status of distributions made by the Funds. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   Foreign shareholders may be subject to special withholding requirements.

   There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS (REPORTS):

The Money Market Fund's annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

   You can get free copies of reports and the SAI, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                               Performance Funds
                                P.O. Box 182484
                           Columbus, Ohio 43218-2484
                           Telephone: 1-800-737-3676

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

Investment Company Act file no. 811-6603.

                            [PERFORMANCE FUNDS LOGO]

                      PERFORMANCE ADVISOR LIFESTYLE SERIES
                      Series of the Performance Funds Trust
                            a Family of Mutual Funds

                    THE PERFORMANCE ADVISOR GROWTH PORTFOLIO

                   THE PERFORMANCE ADVISOR MODERATE PORTFOLIO

                 THE PERFORMANCE ADVISOR CONSERVATIVE PORTFOLIO

                                     CLASS C

                                   PROSPECTUS


                                OCTOBER 1, 2006


                                   QUESTIONS?
                               Call 1-800-PERFORM
                       or Your Investment Representative.

                               MUTUAL FUNDS ARE:

---------------------------------------------------
                 NOT FDIC INSURED
---------------------------------------------------
     MAY LOSE VALUE           NO BANK GUARANTEE
---------------------------------------------------


 THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 TABLE OF CONTENTS


                                                RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                                      [ICON]

Carefully review this                             3  Overview
important section, for each                       4  The Performance Advisor Growth Portfolio ("Growth
Portfolio's investment                               Portfolio") -- Investment Objectives, Principal Investment
strategies, risks, past                              Strategies, Principal Investment Risks and Performance
performance, and fees.                               Information
                                                  7  The Performance Advisor Moderate Portfolio ("Moderate
                                                     Portfolio") -- Investment Objectives, Principal Investment
                                                     Strategies, Principal Investment Risks and Performance
                                                     Information
                                                 10  The Performance Advisor Conservative Portfolio
                                                     ("Conservative Portfolio") -- Investment Objective,
                                                     Principal Investment Strategies, Principal Investment Risks
                                                     and Performance Information
                                                 13  Fees and Expenses


                                                INVESTMENT OBJECTIVES AND STRATEGIES

                                      [ICON]

                                                 14  Investment Objectives
                                                 14  Principal Investment Strategies and Risks

                                                FUND MANAGEMENT

                                      [ICON]

Review this section for                          15  Investment Advisor
Portfolio Management details                     16  Distributor and Administrator
on the people and                                16  Distribution and Shareholder Servicing
organizations who oversee                            Arrangements - Additional Payments
the Portfolios.

                                                SHAREHOLDER INFORMATION

                                      [ICON]

Review this section for                          17  Pricing of Portfolio Shares
shareholder information                          17  Purchasing and Adding to Your Shares
details on how shares are                        20  Selling Your Shares
valued, how to purchase,                         21  General Policies on Selling Shares
sell and exchange shares,                        22  Distribution Arrangements/Sales Charges
related fees and payments of                     23  Distribution and Service (12b-1) Fees
dividends and distributions.                     23  Exchanging Your Shares
                                                 24  Market Timing Policies
                                                 24  Service Organizations
                                                 25  Dividends, Distributions and Taxes
                                                 26  Householding
                                                 26  Disclosure of Portfolio Holdings


                                                FINANCIAL HIGHLIGHTS

                                      [ICON]

                                                 26


                                                BACK COVER

                                      [ICON]

                                                     Where To Learn More About The Portfolios

 [ICON]

 RISK/RETURN SUMMARY

   OVERVIEW
   This prospectus describes the following Performance Advisor LifeStyle Series offered by Performance Funds Trust (each a "Portfolio" and collectively, the "Portfolios" or "Advisor LifeStyle Series"):

THE GROWTH PORTFOLIO
THE MODERATE PORTFOLIO
THE CONSERVATIVE PORTFOLIO

Each Portfolio is designed to provide
an asset allocation option corresponding to different investment objectives, investor time horizon and risk tolerance.
Each Portfolio is a "fund of funds" and
invests in a diversified group of other
mutual funds in the Performance Funds Trust
("Performance Funds" or "underlying
Performance Funds") which represent certain asset classes in its target allocation
(e.g., "Performance Equity Funds,"
"Performance Bond Funds" or the
"Performance Money Market Fund").

On the following pages, you will find important information about each Portfolio, including:

- the investment objective
- principal investment strategy
- principal risks
- performance information and
- fees and expenses associated with each Portfolio

The Funds are managed by Trustmark Investment
Advisors, Inc. ("Trustmark" or the "Advisor").

   WHO MAY WANT TO INVEST?

   CONSIDER INVESTING IN THE GROWTH PORTFOLIO IF YOU ARE:

        - seeking a long-term goal such as retirement

        - looking to add a growth component to your portfolio

        - willing to accept the risks of investing in the stock markets

   CONSIDER INVESTING IN THE MODERATE PORTFOLIO IF YOU ARE:

        - seeking both growth and income

        - willing to accept the risks of moderate price and dividend fluctuations

   CONSIDER INVESTING IN THE CONSERVATIVE PORTFOLIO IF YOU:

        - have a low risk tolerance

        - are seeking primarily income but also a small amount of growth

        - have a short investment horizon

        - are willing to accept lower potential returns

 [ICON]
RISK/RETURN SUMMARY                                      GROWTH PORTFOLIO


   THE GROWTH PORTFOLIO

   INVESTMENT OBJECTIVES. Long-term growth of capital. This objective is non-fundamental and may be changed by the Trustees of the Portfolio without shareholder approval.

   PRINCIPAL INVESTMENT STRATEGIES. The Portfolio's allocation focuses on stocks represented by Performance Equity Funds, although a portion of the Portfolio's assets will be invested in Performance Bond Funds and the Money Market Fund. Shorter term allocations may vary from the target allocation; however, the investment strategy should approximate the target allocation mix over longer investment periods.

               UNDERLYING PERFORMANCE FUND                 TARGET ALLOCATION
               ---------------------------                 -----------------
Equity Funds                                                    50-80%
  Strategic Dividend Fund                           0-80%
  Large Cap Equity Fund                             0-80%
  Mid Cap Equity Fund                               0-80%
  Leaders Equity Fund                               0-80%
Bond Funds                                                      20-40%
  Short Term Government Income Fund                 0-40%
  Intermediate Term Income Fund                     0-40%
Money Market Fund                                                0-10%

   The Portfolio may invest temporarily for defensive purposes up to 100% of its total assets in money market instruments. The Portfolio may not achieve its investment objective when it invests for defensive purposes.

   PRINCIPAL INVESTMENT RISKS


   Investing in the Portfolio involves risks common to any investment in securities. By itself, the Portfolio does not constitute a complete investment program.


   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

   The principal risks of investing in the Portfolio are presented below. Because the Portfolio invests to a greater degree in stocks than bonds, the Portfolio is subject to stock investment risk more than bond investment risk.


   INVESTMENT COMPANIES. By investing in Shares of the underlying Performance Funds, the Portfolio indirectly pays a portion of the operating, management and other expenses of each Performance Fund. Therefore, you may indirectly pay higher total operating expenses and other costs than you might pay by owning the underlying Performance Funds. Because the Portfolio may invest in open-end funds, you may receive more taxable capital gains distributions than would be the case if you had invested directly in the underlying mutual fund. In addition, because the Portfolio may invest up to 100% of its assets in investment companies (i.e., mutual funds), which are considered under the Standard Industry Code to be an "industry," the Portfolio "concentrates" (that is, it invests more than 25% of) its investments in a single industry.


   STOCK INVESTMENT RISK. Because the Portfolio is invested significantly in stock funds, it is subject to the risks of stock investing. These include both short-term and prolonged price declines in the markets. Mid- to small-cap stocks tend to present greater risks than large-cap stocks because they are generally more volatile and can be less liquid. In addition, to the extent the underlying Performance Equity Funds invest significantly in growth stocks or value stocks, it will be subject to certain risks inherent in such investment styles. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market and their returns will trail those of other asset classes or the overall stock market. Investments in growth stocks are subject to the risk that they may lack the dividend yield that can cushion stock prices in market downturns.

 [ICON]

 RISK/RETURN SUMMARY                            GROWTH PORTFOLIO

   PRINCIPAL INVESTMENT RISKS -- CONTINUED

   FOREIGN INVESTMENT RISK. To the extent the underlying Performance Fund invests in foreign securities, including emerging market investments, the Portfolio is subject to additional risks. Foreign securities often trade on markets that have less reliable information available and lower transaction volumes than markets in the United States. Consequently, stock and bond prices can be more volatile and more difficult to value. Investing in foreign markets is generally more expensive, due to currency exchange costs, higher commissions on trades and higher custodial fees. Currencies may weaken relative to the U.S. dollar, eroding the dollar value of investments denominated in those currencies.

   BOND INVESTMENT RISK. To the extent the Portfolio invests in bond funds, it is subject to the risks of fixed income investing. Although these risks include short-term and prolonged price declines, such price declines in the bond market have historically been less severe than stock declines.


   CREDIT RISK. Bonds also face credit risk. Credit risk is the risk that borrowers that issued a bond may not repay principal or interest when due. U.S. Treasury bonds have minimal credit risk because they are backed by the U.S. Government's full faith and credit. However, not all securities issued by government agencies are backed by the Government's full faith and credit. Additionally, corporate bonds are subject to greater credit risk than U.S. Government bonds.



   INTEREST RATE RISK. Interest rate risk is the chance that bond prices will decline over short or even long periods due to rising interest rates. All bonds, including those issued by the government and its agencies, are subject to interest rate risk. Their prices tend to move in the opposite direction from market interest rate movements. When interest rates are going up, bond prices tend to fall. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities, bonds with interest rate reset provisions, notes or money market instruments. An underlying mutual fund may also invest in mortgage-backed securities which are also subject to prepayment and extension risk. When interest rates decline, such mortgage-backed securities are subject to the risk that the principal amount of the underlying obligation may be repaid prior to the bond's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, the underlying mutual fund is exposed to lower return upon subsequent reinvestment of the principal. When interest rates rise, such securities are subject to the risk that an expected level of prepayments will not occur, resulting in a longer effective maturity of the security. As a result, the value of such securities may decline.


   MANAGER RISK. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the underlying Performance Funds and the ability of an underlying Performance Fund to meet its own objective. It is possible that the particular securities that are selected for the underlying Performance Fund may underperform the market or other mutual funds with similar objectives.

 [ICON]

 RISK/RETURN SUMMARY                            GROWTH PORTFOLIO

   PERFORMANCE INFORMATION

   The bar chart and table provide an indication of the risks of an investment in the Growth Portfolio by showing changes in the Portfolio's performance from year to year, and the one year and since inception periods as compared to two broad-based securities indexes. The S&P 500(R) Composite Stock Price Index ("S&P 500(R) Index"), in the table below, is an unmanaged index of common stocks representative of the large company sector of the U.S. equity market. The Merrill Lynch Government/Corporate Master Index, in the table below, is an unmanaged index comprised of U.S. Treasury issues, debt securities of U.S. Government agencies guaranteed by the U.S. Government and corporate debt securities. Past performance, including before- and after-tax returns, does not indicate how the Portfolio will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.

       PERFORMANCE BAR CHART AND TABLE

   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
            FOR CLASS C SHARES(1)

   [PERFORMANCE CHART AS A %]

2004                                                                             8.19
2005                                                                             7.99


   (1) Excludes contingent deferred sales
       charges, which if included, would
       cause return(s) to be lower.



                                                                         Best quarter:      Q4      2004       5.77%
                                                                         Worst quarter:     Q3      2004      (0.80)%


                                           For the period January 1, 2006
                                           through June 30, 2006, the aggregate
                                           (non-annualized) total return of the
                                           Portfolio was 2.29%.(1)


   PERFORMANCE TABLE


   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold portfolio shares through tax-deferred arrangements such as qualified retirement plans.



                                                                                     SINCE INCEPTION
    AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2005              ONE YEAR          (AUGUST 4, 2003)
                                                                    ---------------------------------
     RETURN BEFORE TAXES(*)                                         6.99%                 10.69%
                                                                    ---------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS(*)                         5.82%                 10.02%
                                                                    ---------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES(*)      5.72%                  9.05%
    -------------------------------------------------------------------------------------------------
     S&P 500 INDEX
      (INDEX ABOVE REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                        4.91%                 12.42%
                                                                    ---------------------------------
     MERRILL LYNCH GOVERNMENT/CORPORATE MASTER INDEX
      (INDEX ABOVE REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                        2.52%                  4.10%
    -------------------------------------------------------------------------------------------------



   (*) Return reflects performance after applicable contingent deferred sales charges and expenses are deducted.

 [ICON]

 RISK/RETURN SUMMARY                          MODERATE PORTFOLIO

   THE MODERATE PORTFOLIO

   INVESTMENT OBJECTIVE. Total return with a balanced emphasis on growth and income over the long term. This objective is non-fundamental and may be changed by the Trustees of the Portfolio without shareholder approval.

   PRINCIPAL INVESTMENT STRATEGIES. Allocation is normally divided with approximately half (between 40% and 60%) of the Portfolio's assets invested in Performance Equity Funds in pursuit of the growth component and the other portion invested in Performance Bond Funds in pursuit of the income component. However a portion of the Portfolio's assets will be invested in the Performance Money Market Fund to reduce volatility. Shorter term allocation may vary from the target allocation; however, the investment strategy should approximate the target allocation over longer investment periods.

               UNDERLYING PERFORMANCE FUND                 TARGET ALLOCATION
               ---------------------------                 -----------------
Equity Funds                                                     35-65%
  Strategic Dividend Fund                           0-65%
  Large Cap Equity Fund                             0-65%
  Mid Cap Equity Fund                               0-65%
  Leaders Equity Fund                               0-65%
Bond Funds                                                       25-65%
  Short Term Government Income Fund                 0-65%
  Intermediate Term Income Fund                     0-65%
Money Market Fund                                                0-10%


   The Portfolio may invest temporarily for defensive purposes up to 100% of its total assets in money market instruments. The Portfolio may not achieve its investment objective when it invests for defensive purposes.


   PRINCIPAL INVESTMENT RISKS

   Investing in the Portfolio involves risks common to any investment in securities. By itself, the Portfolio does not constitute a complete investment program.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The principal risks of investing in the Portfolio are presented below. There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.


   INVESTMENT COMPANIES. By investing in shares of the underlying Performance Funds, the Portfolio indirectly pays a portion of the operating, management and other expenses of each Performance Fund. Therefore, you may indirectly pay higher total operating expenses and other costs than you might pay by owning the underlying mutual funds. Because the Portfolio may invest in open-end funds, you may receive more taxable capital gains distribution than would be the case if you invested directly in the underlying mutual fund. In addition, because the Portfolio may invest up to 100% of its assets in investment companies (i.e. mutual funds), which are considered under the Standard Industry Code to be an "industry," the Portfolio "concentrates" (that is, it invests more than 25% of) its investments in a single industry.


   STOCK INVESTMENT RISK. Because the Portfolio is invested in stock funds, it is subject to the risks of stock investing. These include both short-term and prolonged price declines in the markets. Mid- to small-cap stocks tend to present greater risks than large-cap stocks because they are generally more volatile and can be less liquid. In addition, to the extent the underlying Performance Equity Funds invest significantly in growth stocks or value stocks, it will be subject to certain risks inherent in such investment styles. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market and their returns will trail those of other asset classes or the overall stock market. Investments in growth stocks are subject to the risk that they may lack the dividend yield that can cushion stock prices in market downturns.

 [ICON]

 RISK/RETURN SUMMARY                          MODERATE PORTFOLIO

   PRINCIPAL INVESTMENT RISKS -- CONTINUED

   FOREIGN INVESTMENT RISK. To the extent the underlying Performance Fund invests in foreign securities, including emerging market investments, the Portfolio is subject to additional risks. Foreign securities often trade on markets that have less reliable information available and lower transaction volumes than markets in the United States. Consequently, stock and bond prices can be more volatile and more difficult to value. Investing in foreign markets is generally more expensive, due to currency exchange costs, higher commissions on trades and higher custodial fees. Currencies may weaken relative to the U.S. dollar, eroding the dollar value of investments denominated in those currencies.

   BOND INVESTMENT RISK. Because the Portfolio invests in bond funds, it is subject to the risks of fixed income investing. Although these risks include short-term and prolonged price declines, such price declines in the bond market have historically been less severe than stock declines.

   CREDIT RISK. Bonds also face credit risk. Credit risk is the risk that the borrowers that issued a bond may not repay principal or interest when due. U.S. Treasury bonds have minimal credit risk because they are backed by the U.S. government's full faith and credit. However, not all securities issued by government agencies are backed by the government's full faith and credit. Additionally, corporate bonds are subject to greater credit risk than U.S. government bonds.

   INTEREST RATE RISK. Interest rate risk is the chance that bond prices will decline over short or even long periods due to rising interest rates. All bonds, including those issued by the government and its agencies, are subject to interest rate risk. Their prices tend to move in the opposite direction from market interest rate movements. When interest rates are going up, bond prices tend to fall. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities, bonds with interest rate reset provisions, notes or money market instruments. An underlying mutual fund may also invest in mortgage-backed securities which are also subject to prepayment and extension risk. When interest rates decline, such mortgage-backed securities are subject to the risk that the principal amount of the underlying obligation may be repaid prior to the bond's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, the underlying mutual fund is exposed to lower return upon subsequent reinvestment of the principal. When interest rates rise, such securities are subject to the risk that an expected level of prepayments will not occur, resulting in a longer effective maturity of the security. As a result the value of such securities may decline.

   MANAGER RISK. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the underlying Performance Funds and the ability of an underlying Performance Fund to meet its own objective. It is possible that the particular securities that are selected for the underlying Performance Fund may underperform the market or other mutual funds with similar objectives.

 [ICON]

 RISK/RETURN SUMMARY                          MODERATE PORTFOLIO

   PERFORMANCE INFORMATION

   The bar chart and table provide an indication of the risks of an investment in the Moderate Portfolio by showing changes in the Portfolio's performance from year to year, and the one year and since inception periods as compared to two broad-based securities indexes. The S&P 500(R) Index, in the table below, is an unmanaged index of common stocks representative of the large company sector of the U.S. equity market. The Merrill Lynch Government/Corporate Master Index, in the table below, is an unmanaged index comprised of U.S. Treasury issues, debt securities of U.S. Government agencies guaranteed by the U.S. Government and corporate debt securities. Past performance, including before- and after-tax returns, does not indicate how the Portfolio will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.

       PERFORMANCE BAR CHART AND TABLE

   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
            FOR CLASS C SHARES(1)

   [PERFORMANCE CHART AS A %]

2004                                                                             6.89
2005                                                                             6.18


   (1) Excludes contingent deferred sales
       charges, which if included, would
       cause return(s) to be lower.



                                                                         Best quarter:      Q4      2004       4.44%
                                                                         Worst quarter:     Q3      2004      (0.17)%


                                           For the period January 1, 2006
                                           through June 30, 2006, the aggregate
                                           (non-annualized) total return of the
                                           Portfolio was 2.17%.(1)


   PERFORMANCE TABLE


   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold portfolio shares through tax-deferred arrangements such as qualified retirement plans.



                                                                                     SINCE INCEPTION
    AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2005              ONE YEAR          (AUGUST 4, 2003)
                                                                    ---------------------------------
     RETURN BEFORE TAXES(*)                                         5.18%                  8.61%
                                                                    ---------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS(*)                         4.00%                  7.96%
                                                                    ---------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES(*)      4.40%                  7.21%
    -------------------------------------------------------------------------------------------------
     S&P 500 INDEX
      (INDEX ABOVE REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                        4.91%                 12.42%
                                                                    ---------------------------------
     MERRILL LYNCH GOVERNMENT/CORPORATE MASTER INDEX
      (INDEX ABOVE REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                        2.52%                  4.10%
    -------------------------------------------------------------------------------------------------



   (*) Return reflects performance after applicable contingent deferred sales charges and expenses are deducted.

 [ICON]

 RISK/RETURN SUMMARY                      CONSERVATIVE PORTFOLIO

   THE CONSERVATIVE PORTFOLIO

   INVESTMENT OBJECTIVE: Current income combined with moderate growth of capital. This objective is non-fundamental and may be changed by the Trustees of the Portfolio without shareholder approval.

   PRINCIPAL INVESTMENT STRATEGIES: The Portfolio typically focuses on bonds with less emphasis on short-term investments while including some stock investments. Shorter term allocations may vary from the target allocation; however, the investment strategy should approximate the target allocation over longer investment periods.

               UNDERLYING PERFORMANCE FUND                 TARGET ALLOCATION
               ---------------------------                 -----------------
Equity Funds                                                     20-40%
  Strategic Dividend Fund                           0-40%
  Large Cap Equity Fund                             0-40%
  Mid Cap Equity Fund                               0-40%
  Leaders Equity Fund                               0-40%
Bond Funds                                                       50-80%
  Short Term Government Income Fund                 0-80%
  Intermediate Term Income Fund                     0-80%
Money Market Fund                                                0-10%


   For temporary, defensive investments the Portfolio may invest up to 100% of its assets in money market investments. The Portfolio may not achieve its investment objective when it invests for defensive purposes.


   PRINCIPAL INVESTMENT RISKS

   Investing in the Portfolio involves risks common to any investment in securities. By itself, the Portfolio does not constitute a complete investment program.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   The principal risks of investing in the Portfolios are presented below. Because the Portfolio invests to a greater degree in bonds than stocks, the Portfolio is subject to bond investment risk more than stock investment risk. There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.


   INVESTMENT COMPANIES. By investing in shares of the underlying Performance Funds, the Portfolio indirectly pays a portion of the operating, management and other expenses of each Performance Fund. Therefore, you may indirectly pay higher total operating expenses and other costs than you might pay by owning the underlying mutual funds. Because the Portfolio may invest in open-end funds, you may receive more taxable capital gains distributions than would be the case if you invested directly in the underlying mutual fund. In addition, because the Portfolio may invest up to 100% of its assets in investment companies, which are considered under the Standard Industry Code to be an "industry," the Portfolio "concentrates" (that is, it invests more than 25% of) its investments in a single industry.


   BOND INVESTMENT RISK. Because the Portfolio invests significantly in bond funds, it is subject to the risks of fixed income investing. Although these risks include short-term and prolonged price declines, such price declines in the bond market have historically been less severe than stock declines.


   CREDIT RISK. Bonds also face credit risk. Credit risk is the risk that the borrowers that issued a bond may not repay principal or interest when due. U.S. Treasury bonds have minimal credit risk because they are backed by the U.S. Government's full faith and credit. However, not all securities issued by government agencies are backed by the government's full faith and credit. Additionally, corporate bonds are subject to greater credit risk than U.S. Government bonds.

 [ICON]

 RISK/RETURN SUMMARY                      CONSERVATIVE PORTFOLIO

   PRINCIPAL INVESTMENT RISKS -- CONTINUED


   INTEREST RATE RISK. Interest rate risk is the chance that bond prices will decline over short or even long periods due to rising interest rates. All bonds, including those issued by the government and its agencies, are subject to interest rate risk. Their prices tend to move in the opposite direction from market interest rate movements. When interest rates are going up, bond prices tend to fall. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities, bonds with interest rate reset provisions, notes or money market instruments. An underlying mutual fund may also invest in mortgage-backed securities which are also subject to prepayment and extension risk. When interest rates decline, such mortgage-backed securities are subject to the risk that the principal amount of the underlying obligation may be repaid prior to the bond's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, the underlying mutual fund is exposed to lower return upon subsequent reinvestment of the principal. When interest rates rise, such securities are subject to the risk that an expected level of prepayments will not occur, resulting in a longer effective maturity of the security. As a result, the value of such securities may decline.



   STOCK INVESTMENT RISK. To the extent the Portfolio is invested in stock funds, it is subject to the risks of stock investing. These include both short-term and prolonged price declines in the markets. Mid- to small-cap stocks tend to present greater risks than large-cap stocks because they are generally more volatile and can be less liquid. In addition, to the extent the underlying Performance Equity Fund invests significantly in growth stocks or value stocks, it will be subject to certain risks inherent in such investment styles. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market and their returns will trail those of other asset classes or the overall stock market. Investments in growth stocks are subject to the risk that they may lack the dividend yield that can cushion stock prices in market downturns.


   FOREIGN INVESTMENT RISK. To the extent the underlying Performance Fund invests in foreign securities, including emerging market investments, the Portfolio is subject to additional risks. Foreign securities often trade on markets that have less reliable information available and lower transaction volumes than markets in the United States. Consequently, stock and bond prices can be more volatile and more difficult to value. Investing in foreign markets is generally more expensive, due to currency exchange costs, higher commissions on trades and higher custodial fees. Currencies may weaken relative to the U.S. dollar, eroding the dollar value of investments denominated in those currencies.

   MANAGER RISK. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the underlying Performance Funds and the ability of an underlying Performance Fund to meet its own objective. It is possible that the particular securities that are selected for the underlying Performance Fund may underperform the market or other mutual funds with similar objectives.

 [ICON]

 RISK/RETURN SUMMARY                      CONSERVATIVE PORTFOLIO

   PERFORMANCE INFORMATION

   The bar chart and table provide an indication of the risks of an investment in the Conservative Portfolio by showing changes in the Portfolio's performance from year to year, and the one year and since inception periods as compared to two broad-based securities indexes. The S&P 500(R) Index, in the table below, is an unmanaged index of common stocks representative of the large company sector of the U.S. equity market. The Merrill Lynch Government/Corporate Master Index, in the table below, is an unmanaged index comprised of U.S. Treasury issues, debt securities of U.S. Government agencies guaranteed by the U.S. Government and corporate debt securities. Past performance, including before- and after-tax returns, does not indicate how the Portfolio will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions and reflect voluntary or contractual fee reductions. Without voluntary or contractual fee reductions, performance would have been lower.

       PERFORMANCE BAR CHART AND TABLE

   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
            FOR CLASS C SHARES(1)

   [PERFORMANCE CHART AS A %]

2004                                                                             3.36
2005                                                                             3.99


   (1) Excludes contingent deferred sales
       charges, which if included, would
       cause return(s) to be lower.



                                                                         Best quarter:      Q4      2004       2.67%
                                                                         Worst quarter:     Q2      2004      (0.87)%


                                           For the period January 1, 2006
                                           through June 30, 2006, the aggregate
                                           (non-annualized) total return of the
                                           Portfolio was 1.71%.(1)


   PERFORMANCE TABLE


   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold portfolio shares through tax-deferred arrangements such as qualified retirement plans.



                                                                                     SINCE INCEPTION
    AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2005              ONE YEAR          (AUGUST 4, 2003)
                                                                    ---------------------------------
     RETURN BEFORE TAXES(*)                                         3.00%                  4.91%
                                                                    ---------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS(*)                         1.81%                  4.10%
                                                                    ---------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES(*)      2.64%                  3.90%
    -------------------------------------------------------------------------------------------------
     S&P 500 INDEX
      (INDEX ABOVE REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                        4.91%                 12.42%
                                                                    ---------------------------------
     MERRILL LYNCH GOVERNMENT/CORPORATE MASTER INDEX
      (INDEX ABOVE REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
      TAXES)                                                        2.52%                  4.10%
    -------------------------------------------------------------------------------------------------



   (*) Return reflects performance after applicable contingent deferred sales charges and expenses are deducted.

 [ICON]

 PORTFOLIO EXPENSES

   FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold shares of the Advisor LifeStyle Series.

                                     FEE TABLE


                                                          THE GROWTH        THE MODERATE        THE CONSERVATIVE
                                                          PORTFOLIO          PORTFOLIO             PORTFOLIO
                                                        CLASS C SHARES     CLASS C SHARES        CLASS C SHARES
    --------------------------------------------------------------------------------------------------------------------
    SHAREHOLDER FEES
      (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on
      Purchases                                              0.00%              0.00%                 0.00%
    Maximum Deferred Sales Charge (Load)(1)                  1.00%              1.00%                 1.00%



    ANNUAL FUND OPERATING EXPENSES
      (expenses that are deducted from Portfolio
      assets)
    Management Fees                                          0.25%              0.25%                 0.25%
    Distribution and Service (12b-1) Fees                    1.00%              1.00%                 1.00%
    Other Expenses(3)                                        0.78%              0.62%                 0.78%
                                                             ----               ----                  ----
    TOTAL ANNUAL FUND OPERATING EXPENSES(2)(4)               2.03%              1.87%                 2.03%
                                                             ====               ====                  ====



   (1) A contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions made within 12 months of purchase. See "Distribution Arrangements."



   (2) Each Portfolio indirectly pays a portion of the expenses incurred by the underlying Performance Funds.



   (3) The Portfolio may pay fees (included in "Other Expenses") up to a maximum of 0.35% of the Portfolio's average daily net assets to certain financial organizations ("Service Organizations") that provide certain administrative services to the shareholders, but will limit such fees to 0.08% of the Portfolio's net assets held in such accounts involving that Service Organization during the current fiscal year. See "Shareholder Information -- Service Organizations" below for additional information.



   (4) In addition to the expenses shown above, if you buy and hold shares of the Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the underlying Performance Funds in which the Portfolio invests, so that the investment returns of the Portfolio will be net of the expenses of the underlying Performance Funds. After combining the total operating expenses of the Portfolio with those of the underlying Performance Funds, the weighted average expense ratio for each Portfolio after all waivers is expected to be 3.05%, 2.86% and 2.97% for Growth Portfolio, Moderate Portfolio and Conservative Portfolio, respectively. After expense waivers, the expense ratios are expected to be 3.06%, 2.86% and 2.98% for Growth Portfolio, Moderate Portfolio and Conservative Portfolio, respectively. Prior to any waivers the expense ratios are expected to be 3.15%, 2.94% and 3.03% for Growth Portfolio, Moderate Portfolio and Conservative Portfolio, respectively.



   EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE PORTFOLIO WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES:


     - $10,000 INVESTMENT

     - 5% ANNUAL RETURN

     - REDEMPTION AT THE END OF EACH PERIOD


     - NO CHANGES IN THE PORTFOLIO'S OPERATING EXPENSES


     - REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

   ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


                              THE GROWTH PORTFOLIO         THE MODERATE PORTFOLIO       THE CONSERVATIVE PORTFOLIO
                                           CLASS C                       CLASS C                         CLASS C
                                            SHARES                        SHARES                         SHARES
                            CLASS C        WITHOUT        CLASS C        WITHOUT         CLASS C         WITHOUT
                             SHARES       REDEMPTION       SHARES       REDEMPTION       SHARES        REDEMPTION
    -------------------------------------------------------------------------------------------------------------------
    ONE YEAR AFTER PURCHASE  $  306         $  206         $  290         $  190         $  306          $  206
    THREE YEARS AFTER
      PURCHASE               $  637         $  637         $  588         $  588         $  637          $  637
    FIVE YEARS AFTER
      PURCHASE               $1,093         $1,093         $1,011         $1,011         $1,093          $1,093
    TEN YEARS AFTER
      PURCHASE               $2,358         $2,358         $2,190         $2,190         $2,358          $2,358

 [ICON]

 INVESTMENT OBJECTIVES AND STRATEGIES

   INVESTMENT OBJECTIVES

   The Growth Portfolio seeks to provide growth of capital.

   The Moderate Portfolio seeks to provide total return with a balanced emphasis on growth and income over the long term.

   The Conservative Portfolio seeks to provide current income combined with moderate growth of capital.

   PRINCIPAL INVESTMENT STRATEGIES AND RISKS


   The Advisor LifeStyle Series invests in the Performance Funds representing different combinations of equity securities, fixed income securities and money market securities. These asset classes present varying degrees of potential investment risk and reward. Each Portfolio will be impacted by these risks depending on the extent to which it invests in an asset class represented by the underlying Performance Fund. Please refer to the "Principal Risks" in each Portfolio's "Risk/ Return" section for a description of these risks. The Advisor allocates each Portfolio's investments in particular mutual funds based on the investment objective of each Portfolio. The Advisor continuously monitors the allocation of the Portfolios and rebalances or reallocates its investments across the underlying Performance Funds depending upon market conditions. The target allocation range for asset classes represented by the underlying Performance Funds is listed in the table below.


                                                                           ADVISOR LIFESTYLE SERIES
    TARGET ALLOCATION OF ASSET CLASS REPRESENTED BY -----------------------------------------------------------------------
             UNDERLYING PERFORMANCE FUNDS              GROWTH PORTFOLIO      MODERATE PORTFOLIO     CONSERVATIVE PORTFOLIO
    -----------------------------------------------------------------------------------------------------------------------
    % OF ASSETS UNDERLYING EQUITY FUNDS                    50%-80%                 35%-65%                 20%-40%
    % OF ASSETS UNDERLYING BOND FUNDS                      20%-40%                 25%-65%                 50%-80%
    % OF ASSETS UNDERLYING MONEY MARKET FUNDS               0%-10%                  0%-10%                  0%-10%

   EQUITY FUNDS: The Strategic Dividend Fund pursues its objective of high level of current income and long-term growth of income consistent with preservation of capital, by investing at least 65% of its total assets in income-producing equity securities and investment grade quality debt securities in the 10 economic sectors of the S&P 500 Index.

   The Large Cap Equity Fund pursues its objective of long-term capital appreciation by investing at least 80% of its assets in common stocks of U.S. companies having assets of $3 billion or more.


   The Mid Cap Equity Fund pursues its objective of growth of capital by investing 80% of its assets in common stocks. Under normal circumstances, at least 80% of its assets are invested in equity securities of mid-sized companies with market capitalizations that fall within the range of companies in the S&P Mid Cap 400 Index at the time of investment.



   The Leaders Equity Fund pursues its objective of long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of (1) companies with market capitalizations greater than $500 million at the time of purchase, and (2) companies whose stock price performance and other fundamentals are considered by the Adviser to be in the top 25% of equity markets as measured by various financial industry research companies and other independent organizations providing similar services.



   BOND FUNDS: The Intermediate Term Income Fund pursues its objective of a high level of current income by investing, under normal circumstances, at least 65% of its assets in securities issued by the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities"). The Fund will normally have a dollar weighted average portfolio maturity of 3 to 10 years.


   The Short Term Government Income Fund pursues its objective of as high a level of current income as is consistent with limiting the risk of potential loss by investing under normal circumstances at least 80% of its assets in U.S. Government Securities and having a dollar weighted average portfolio maturity of less than 3 years.

   MONEY MARKET FUND: The Money Market Fund pursues its objective to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity by investing in high quality, short-term, money market instruments that have remaining maturities not exceeding 397 days.

   A full discussion of all permissible investments can be found in the SAI.

 [ICON]

 FUND MANAGEMENT

   INVESTMENT ADVISOR


   Trustmark, 1701 Lakeland Drive, Jackson, Mississippi 39216, serves as investment adviser to the Funds. Trustmark is a wholly-owned subsidiary of Trustmark National Bank and is a registered investment adviser. Trustmark is responsible for the asset allocation strategy of each Portfolio and also manages the investment and reinvestment of the assets of each underlying Performance Fund.



   As of April 30, 2006 Trustmark had assets under management of approximately $2.5 billion in the Performance Funds. Trustmark National Bank was founded in 1890 and is the largest commercial bank headquartered in Mississippi. As of April 30, 2006, The Wealth Management Division of Trustmark National Bank had approximately $7.8 billion in assets under management and/or administration. Shares of the Portfolios are not guaranteed by Trustmark, its parent or affiliates, nor are they insured by the FDIC. The Advisor may make marketing assistance payments from its own resources in connection with the Portfolios' distribution activities and operations.


   For these advisory services, the Portfolios pay contractual fees as follows:


                                                                  AS A PERCENTAGE OF AVERAGE
                                                                  NET ASSETS AS OF 5/31/2006
   The Growth Portfolio                                                     0.16%*
   The Moderate Portfolio                                                   0.16%*
   The Conservative Portfolio                                               0.16%*



    * Trustmark waived a portion of its contractual fees for these Portfolios for the most recent fiscal year. Contractual fees payable to the Advisor (without waivers) are 0.25% for each Portfolio. The Board of Trustees of the Portfolios has determined that the advisory fees that the Advisor LifeStyle Series pay to the Advisor are for services that add to, rather than duplicate, services provided to the underlying Performance Funds by their service providers.



   Information regarding the factors considered by the Board of Trustees of the Portfolios in connection with their most recent renewal of the Investment Advisory Agreement with respect to the Portfolios is provided in the Portfolios' Annual Report to Shareholders for the fiscal year ended May 31, 2006.



   PORTFOLIO MANAGEMENT. Ben T. Edwards is responsible for implementing the core asset allocation strategy of the Portfolios and day-to-day management of the Portfolios. He has served as Portfolio Manager with Trustmark since January 1999. Mr. Edwards also manages personal trust and institutional accounts. Prior to joining Trustmark, Mr. Edwards was employed by Suntrust Bank of Ft. Lauderdale, FL where he served as Portfolio Manager from 1996 to 1999. He has 11 years of experience in the investment management industry, including both brokerage and trust experience.



   Additional information about the Portfolio Manager's compensation arrangements, other accounts managed by the Portfolio Manager, as applicable, and the Portfolio Manager's ownership of securities in the Portfolios he manages is available in the Portfolios' Statement of Additional Information ("SAI").



   The SAI also contains more detailed information about the Advisor and other service providers.

 [ICON]

 FUND MANAGEMENT

   DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services Ohio, Inc. ("BISYS" or "Administrator") provides management and administrative services to the Portfolios, including providing office space, equipment and clerical personnel to the Portfolios and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS also acts as the fund accountant, transfer agent and dividend paying agent of the Portfolios. BISYS is located at 3435 Stelzer Road, Columbus, Ohio 43219.

   Performance Funds Distributor, Inc., (the "Distributor"), 100 Summer St., Suite 1500, Boston, MA 02110, acts as the Portfolios' distributor. The Distributor is an affiliate of BISYS and was formed specifically to distribute the Portfolios.

   DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS -- ADDITIONAL PAYMENTS


   The Advisor has entered into a Distribution Services Agreement with the Distributor whereby the Advisor has agreed that, in the event that the Portfolios' 12b-1 fees are not sufficient to pay for certain distribution activities described elsewhere in this prospectus and disclosed below, the Advisor will use its own resources to pay the Distributor for the portion of the distribution activities not paid for by the Portfolios' 12b-1 fees. Such payments by the Advisor, which includes what is sometimes called "revenue sharing," may be made, among other things, to supplement commissions reallowed to dealers or more generally to promote the sale of Portfolio shares or to service Portfolio shareholders. Among other things, such payments may include, but are not limited to: (1) due diligence payments for a broker-dealer's examination of the Portfolios and payments for employee training and education in relation to the Portfolios; (2) listing fees for the placement of the Portfolios on a broker-dealer's list of mutual funds available for purchase by its clients; (3) marketing support fees for providing assistance in promoting the sale of Portfolio shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of Portfolio shares; and (5) payments for the sale of shares and/or the maintenance of Portfolio share balances. These payments will not change the price an investor will pay for Portfolio shares. In some circumstances, the payments may create an incentive for dealers, other organizations and their investment professionals to recommend or sell shares of the Portfolios to a client over shares of other funds. For more information, please contact your investment professional.

 [ICON]

 SHAREHOLDER INFORMATION

   PRICING OF PORTFOLIO SHARES


   HOW NET ASSET VALUE ("NAV") IS CALCULATED



   Each Portfolio's NAV is calculated by adding the total value of a Portfolio's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Portfolio:


                 NAV =
       Total Assets - Liabilities
   -----------------------------------
      Number of Shares Outstanding
   --------------------------------


   The per share NAV for each Portfolio is determined and its shares are normally priced at the close of regular trading on the New York Stock Exchange ("NYSE"), or at 4:00 p.m., Eastern time, whichever time is earlier (the "Pricing Time"), on days the NYSE and the Federal Reserve Bank are open (a "Business Day"). A Business Day excludes the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, Columbus Day and Veterans' Day. On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to refuse any order received after the BMA recommended closing time (the Alternative Closing Time). If a Fund does so, it will continue, however, to process redemption orders received after the Alternative Closing Time on the next business day but no later than the Pricing Time.



   Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after the Portfolio receives your order in good order by the Pricing Time on any Business Day. For example, if you properly place a purchase order to buy shares of a Portfolio, it must be received by Pricing Time in order to receive the NAV calculated at Pricing Time. If your order is received after Pricing Time, you will receive the NAV calculated at the next Business Day's Pricing Time.


   PURCHASING AND ADDING TO YOUR SHARES


   You may purchase shares of the Portfolios through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. See "Transactions Through Intermediaries" under "General Policies on Selling Shares" in the section "Selling Your Shares." Consult your investment representative or institution for specific information.


                                   MINIMUM INITIAL      MINIMUM SUBSEQUENT
ACCOUNT TYPE                          INVESTMENT            INVESTMENT
CLASS C
Regular (non-retirement)                $1,000                 $100
Retirement (IRA)                        $  250                 $ 50
Automatic Investment Plan               $   25                 $ 25

   All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Neither third-party checks, money orders, bank starter checks, nor credit card convenience checks are accepted.

   A Portfolio may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Portfolio and its shareholders. See "Anti-Money Laundering Program" at the end of this section and the "Market Timing Policies" section.

     AVOID BACKUP TAX WITHHOLDING
     Each Portfolio is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Portfolio with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

 [ICON]

 SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- CONTINUED

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Portfolios and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.


   You can add to your account by using the convenient options, described below. Each Portfolio reserves the right to change or eliminate these privileges at any time with 60 days notice.



   All investments made by regular mail or express delivery, whether initial or subsequent, should be sent:


     BY MAIL                  BY REGULAR MAIL                                        BY EXPRESS MAIL
                              Performance Funds Trust                                Performance Funds Trust
                              P.O. Box 182484                                        3435 Stelzer Road
                              Columbus, OH 43218-2484                                Columbus, OH 43219



                              For Initial Investment:
                              1.   Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
                              2.   Make check, bank draft or money order payable to "Performance Funds Trust" and include the name of the appropriate Portfolio(s) on the check.
                              3.   Mail or deliver application and payment to address above.

                              For Subsequent Investment:
                              1.   Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:
                                   - Portfolio name
                                   - Share class
                                   - Amount invested
                                   - Account name and account number
                              2.   Make check, bank draft or money order payable to "Performance Funds Trust" and include your account number on the check.
                              3.   Mail or deliver investment slip and payment to the address above.

     ELECTRONIC PURCHASES     Your bank must participate in the Automated Clearing
                              House (ACH) and must be a U.S. Bank. Your bank or
                              broker may charge for this service.



                              Establish the electronic purchase option on your account application or call 1-800-737-3676. Your account can generally be set up for electronic purchases within 15 days.



                              Call 1-800-737-3676 to arrange a transfer from your bank account.

     BY WIRE TRANSFER         Call 1-800-737-3676 to obtain a new account number
                              and instructions for sending your application, and
                              for instructing your bank to wire transfer your
                              investment.
                              NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.


                          ELECTRONIC VS. WIRE TRANSFER

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to ten days to clear. There is generally no fee for ACH transactions.

                                                             QUESTIONS?

                                                         Call 1-800-PERFORM

 [ICON]

 SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- CONTINUED

   You can add to your account by using the convenient options described below. The Portfolio reserves the right to change or eliminate these privileges at any time with 60 days' notice.

   AUTOMATIC INVESTMENT PROGRAM

   You can make automatic investments in the Portfolios from your bank account. Automatic investment minimum is $25; no investment is required to establish an automatic investment account.


   To invest regularly from your bank account:


        - Complete the Automatic Investment Plan portion on your Account Application.

   Make sure you note:


        - Your bank name, address and account number;



        - The amount you wish to invest automatically (minimum $25);



        - How often you want to invest (every month or 4 times a year);



        - Attach a voided personal check.


   PAYROLL DIRECT DEPOSIT


   You may set up a payroll direct deposit arrangement through your employer or retirement benefit source. You may make periodic investments of at least $25 per Portfolio per pay period.


   For more information about how to invest regularly from your paycheck or government check, call 1-800-737-3676.

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Capital gains are distributed at least annually.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.

   ANTI-MONEY LAUNDERING PROGRAM

   Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Portfolios' Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners or others who may be authorized to act on an account; full name, date of birth, Social Security number, and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. If any of the above requested information is missing, we may reject your account and return your application or take such action as we deem reasonable as permitted by law. Please review your account application for additional information.

    AVOID BACKUP TAX WITHHOLDING

    Each Portfolio is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Portfolio with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

 [ICON]

 SHAREHOLDER INFORMATION

   SELLING YOUR SHARES
   You may sell your shares at any
   time. Your sales price will be
   the next NAV after your sell
   order is received in good order
   by the Portfolio, its transfer
   agent, or your investment
   representative. Normally you will
   receive your proceeds within a
   week after your request is
   received. See section on "General
   Policies on Selling Shares"
   below.
                                      WITHDRAWING MONEY FROM YOUR FUND
                                      INVESTMENT
                                      As a mutual fund shareholder, you are
                                      technically selling shares when you
                                      request a withdrawal in cash. This is
                                      also known as redeeming shares or a
                                      redemption of shares.

   CONTINGENT DEFERRED SALES CHARGE

   If you sell your Class C Shares within 12 months of purchase, you will be charged a 1% fee. The CDSC will be based on the lower of the NAV at the time of purchase or the NAV at the time of redemption. These fees will be deducted from the money paid to you. See the section on "Distribution
   Arrangements/Sales Charges" below for details.


   INSTRUCTIONS FOR SELLING SHARES
   If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.


     BY TELEPHONE                            1. Call 1-800-737-3676 with instructions as to how you wish
     (unless you have declined telephone     to receive your funds (mail, wire, electronic transfer).
     sales privileges on your account           (See "General Policies on Selling Shares -- Verifying
     application)                               Telephone Redemptions" below.)

     BY MAIL                                 1. Call 1-800-737-3676 to request redemption forms or write
     (See "General Policies on Selling       a letter of instruction indicating:
     Shares -- Redemptions in Writing         - your Fund and account number
     Required" below.)                        - amount you wish to redeem
                                              - address where your check should be sent
                                              - account owner signature

                                             2. Mail to: Performance Funds Trust
                                                      P.O. Box 182484
                                                      Columbus, OH 43218-2484

     BY OVERNIGHT SERVICE                    See "By mail" instruction 1 above.
     (See "General Policies on Selling       2. Send to Performance Funds Trust
     Shares -- Redemptions in Writing                 c/o BISYS Fund Services
     Required" below.)                                Attn: T.A. Operations
                                                      3435 Stelzer Road
                                                      Columbus, OH 43219

     WIRE TRANSFER                           Call 1-800-737-3676 to request a wire transfer.
     You must indicate this option on        If you call by 4:00 p.m. Eastern time, your payment will
     your account application                normally be wired to your bank on the next business day.
     Note: Your financial institution may
     also charge a separate fee.

     ELECTRONIC REDEMPTIONS                  Call 1-800-737-3676 to request an electronic redemption.
     Your bank must participate in the       If you call by 4:00 p.m. Eastern time, the NAV of your
     Automated Clearing House ("ACH") and    shares will normally be determined on the same day and the
     must be a U.S. bank                     proceeds credited within 8 days.
     Your bank may charge for this
     service.


                                                             QUESTIONS?

                                                         Call 1-800-PERFORM

 [ICON]

 SHAREHOLDER INFORMATION

   SELLING YOUR SHARES -- CONTINUED

   AUTOMATIC WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum periodic withdrawal is $100. To activate this feature:


     - Make sure you've checked the appropriate box on the Account Application, or call 1-800-737-3676.


     - Include a voided personal check.

     - Your account must have a value of $25,000 or more to start withdrawals.

   GENERAL POLICIES ON SELLING SHARES

   TRANSACTIONS THROUGH INTERMEDIARIES


   Certain broker-dealers and other financial intermediaries are authorized to accept purchase orders on behalf of a Portfolio at the Portfolio's NAV next determined after your order is received by an organization in proper order before 4:00 p.m., Eastern time, or such earlier time as may be required by an organization. These organizations may be authorized to designate other intermediaries to act in this capacity. These organizations may charge you transaction fees on purchases of Portfolio shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Portfolios or the Distributor. These organizations may be the shareholders of record of your shares. These intermediaries are responsible for transmitting requests and delivering funds on a timely basis. Neither the Portfolios nor the Distributor is responsible for ensuring that the organizations carry out their obligations to their customers.


   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").


   2. Redemption requests requiring a signature guarantee, which include each of the following circumstances.



     - Your account registration or the name(s) in your account has changed within the last 10 business days.



     - The check is not being mailed to the address on your account.



     - The check is not being made payable to the owner(s) of the account.



     - The redemption proceeds are being transferred to another Portfolio account with a different registration.


     - The redemption proceeds are being wired to bank instructions currently not on your account.


   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.


   VERIFYING TELEPHONE REDEMPTIONS


   The Portfolios make every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions. Telephone transaction privileges, including purchases, redemptions and exchanges by the telephonic instructions or facsimile instructions, may be revoked at the discretion of the Portfolios without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place requests by phone, transaction requests may be made by regular mail.

 [ICON]

 SHAREHOLDER INFORMATION

   GENERAL POLICIES ON SELLING SHARES -- CONTINUED

   REDEMPTIONS WITHIN 10 BUSINESS DAYS OF SHARES PURCHASED BY CHECK

   When you request redemption of any shares which were purchased by check, the proceeds of your redemption may be held up to 10 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a federal funds wire.

   POSTPONEMENT OF REDEMPTION REQUEST


   Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Portfolios your request by regular mail or express mail.


   REDEMPTION IN KIND

   Each Portfolio reserves the right to make payment in securities rather than cash, known as "redemption in kind" for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Portfolio net assets, whichever is less. If the Portfolio deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS


   If your account falls (not as a result of market action) below $500, ($250 for IRAs) a Portfolio may ask you to increase your balance. If it remains below $500 ($250 for IRAs) after 30 days, a Portfolio may close your account and send you the proceeds at the current NAV. No CDSC will be imposed on shares redeemed as a result of involuntary account closing.


   UNDELIVERABLE DISTRIBUTION AND REDEMPTION CHECKS


   For any shareholder who chooses to receive distributions in cash: if distribution checks (1) are returned and marked as "undeliverable;" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Redemption checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Portfolio.


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   This section describes the sales charges and fees you will pay as an investor in Class C Shares offered by the Portfolios.

                                                        CLASS C
     Sales Charge (Load)      No front-end sales charge. A contingent deferred sales
                              charge (CDSC) of 1% may be imposed on shares redeemed within one year after purchase.

     Distribution and         Subject to annual distribution and shareholder servicing
     Service (12b-1) Fee      fees of up to 1.00% of the Portfolio's average daily net
                              assets.

   There is no CDSC on reinvested dividends or distributions. If you sell some but not all of your Class C Shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first.

   CLASS C SHARES -- CDSC WAIVERS

   The CDSC will be waived under certain circumstances, including the following:

     - Redemptions from accounts other than retirement accounts following the death or disability of the shareholder.

     - Returns of excess contributions to retirement plans.

     - Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.

 [ICON]

 SHAREHOLDER INFORMATION

   DISTRIBUTION AND SERVICE (12b-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Portfolios' shares and/or for providing shareholder services. 12b-1 fees are paid from Portfolio assets on an ongoing basis, and will increase the cost of your investment. Class C shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Portfolio. Only 0.75% of the 12b-1 fee constitutes the distribution fee, with the remainder being used for shareholder servicing fees.


   The 12b-1 fee on Class C Shares, together with the CDSC, helps the Distributor sell Class C Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.



   Over time, shareholders will pay more than other types of sales charge because 12b-1 distribution fees are paid out of each Portfolio's net assets on an on-going basis.

   EXCHANGING YOUR SHARES


   You can exchange your shares in one Portfolio for shares of the same class of another Advisor LifeStyle Series, and for Institutional Class Shares of the Money Market Fund (see "Notes On Exchanges" below). No transaction fees are charged for exchanges.



   You must meet the minimum investment requirements of the Portfolio and/or Money Market Fund into which you are exchanging. Exchanges from one Portfolio and/or Money Market Fund to another are taxable.


   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to Performance Funds Trust, P.O. Box 182484, Columbus OH 43218-2484, or by calling 1-800-737-3676.
   Please provide the following information:


     - Your name and telephone number;



     - The exact name on your account and account number;



     - Taxpayer identification number (usually your Social Security number);



     - Dollar value or number of shares to be exchanged;



     - The name of the Portfolio and/or Money Market Fund from which the exchange is to be made;


     - The name of the Portfolio or Fund into which the exchange is being made.


   See "Selling Your Shares" for important information about telephone transactions.


   NOTES ON EXCHANGES


   If you exchange your Advisor LifeStyle Series' Class C Shares for Institutional Class Shares of the Performance Funds Money Market Fund, the time you hold the shares in the Money Market Fund will not be counted for purposes of calculating the CDSC. As a result if you sell your Institutional Class Shares, you will pay the 1% CDSC that would have been charged if the Class C Shares had been sold at the time they were originally exchanged into the Money Market Fund. If you exchange your Institutional Class Shares back into the Class C Shares, the time you hold Class C Shares prior to the exchange into the Money Market Fund will be counted for purposes of calculating the CDSC.


   The registration and tax identification numbers of the two accounts must be identical.

   The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

   Be sure to read carefully the Prospectus of any Portfolio or Fund into which you wish to exchange shares.

   AUTOMATIC EXCHANGES


   You can use the Portfolios' Automatic Exchange feature to purchase shares of the Portfolios at regular intervals through regular, automatic redemptions from Class C Shares of the Portfolios and Institutional Shares of the Money Market Fund. To participate in the Automatic Exchange:


     - Complete the appropriate section of the Account Application.

     - Shareholders must have a minimum initial purchase of $10,000 in their Money Market Fund accounts.

   To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to Performance Funds Trust, P.O. Box 182484, Columbus, Ohio 43218-2484.

 [ICON]

 SHAREHOLDER INFORMATION


   MARKET TIMING POLICIES



   The Portfolios are not designed for market timing strategies. IF YOU INTEND TO ENGAGE IN MARKET TIMING, DO NOT INVEST IN SHARES OF THE PORTFOLIOS. Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and interfere with the efficient management of the Portfolios. Such practices may dilute the value of shares held by long-term shareholders, cause the Portfolios to maintain larger cash positions than would otherwise be necessary, increase brokerage commissions and administrative costs, and cause the Portfolio additional tax liability. The Portfolios therefore discourage frequent purchases and exchanges ("trading") by shareholders and they do not knowingly permit nor make any effort to accommodate this practice.



   To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Portfolios to curtail frequent or excessive short-term trading by shareholders. With the exception of operational limitations applicable to the Automatic Investment Program and the Automatic Exchange, the Portfolios currently do not impose limits on the frequency of purchases, nor do they limit the number of exchanges into any of the Portfolios. The Portfolios reserve the right, however, to impose limitations at any time with respect to trading in shares of the Portfolios, and will give prior notice when suspending or terminating trading privileges in Portfolio shares, for any investor whom the Portfolios believe has a history of excessive or abusive trading or whose trading, in the judgment of the Portfolios, has been or may be disruptive to the Portfolios. The Portfolios' ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading occurs in omnibus accounts maintained by financial intermediaries, retirement plan accounts and fee-based programs.


   SERVICE ORGANIZATIONS


   Various banks, trust companies, broker-dealers (other than the Distributor) and other financial organizations ("Service Organization(s)") may provide certain administrative services for its customers who invest in the Portfolios through accounts maintained at that Service Organization. The Portfolios, under servicing agreements with the Service Organization, will pay the Service Organization an annual rate up to 0.35% of the Portfolio's average daily net assets for these services, which include:


     - receiving and processing shareholder orders

     - performing the accounting for customers' sub-accounts

     - maintaining retirement plan accounts

     - answering questions and handling correspondence for customer accounts

     - acting as the sole shareholder of record for customer accounts

     - issuing shareholder reports and transaction confirmations

     - performing daily "sweep" functions

   Investors who purchase, sell or exchange shares of the Portfolios through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with the Portfolio but are covered under separate fee schedules provided by the Service Organization to their customers. Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. The Advisor or Administrator also may pay Service Organizations for rendering services to customers' sub-accounts.

                                                            QUESTIONS?

                                                        Call 1-800-PERFORM

 [ICON]

 SHAREHOLDER INFORMATION

   DIVIDENDS, DISTRIBUTIONS AND TAXES


   Any income that a Portfolio receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends on each of the Moderate and Conservative Portfolios are declared and paid monthly. The Growth Portfolio will generally pay income dividends, if any, at least annually. Capital gains for all Portfolios are distributed at least annually.


   Except as discussed below, you will be subject to income tax on Portfolio distributions regardless of whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and net investment income are generally taxable to you as ordinary income, except as discussed below.

   Distributions attributable to the net capital gain of a Portfolio (excess of long-term capital gain over short-term capital loss) will be taxable to you as long-term capital gain, regardless of how long you have held your shares.


   The maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is currently 15%. Portfolio distributions to noncorporate shareholders attributable to qualified dividends received by a Portfolio from U.S. and certain foreign corporations will also generally be taxed at the long-term capital gain rate of 15%, as long as certain requirements are met. For these lower rates to apply, the noncorporate shareholders must have owned their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio's ex-dividend date (and the Portfolio will generally need to have met a similar holding period requirement with respect to the shares of the corporation paying the dividend). The amount of a Portfolio's distributions that qualify for this favorable treatment may be reduced as a result of such a Portfolio's securities lending activities, portfolio turnover or investments in debt securities or "non-qualified" foreign corporations.



   Pursuant to sunset provisions contained in the Internal Revenue Code, the maximum long-term capital gain rate described above will be restored to 20% and dividends will be subject to tax at ordinary rates for taxable years beginning after December 31, 2010.


   Dividends and distributions from each Portfolio will generally be taxable to you in the taxable year in which they are paid, with one exception. Dividends and distributions declared by a Portfolio in October, November or December and paid in January are taxed as though they were paid by December 31.

   A portion of distributions paid by a Portfolio to shareholders who are corporations also may qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.

   You will be notified annually of the tax status of distributions to you.

   You should note that if you purchase shares of a Portfolio just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

   You will recognize taxable gain or loss on a sale, exchange or redemption of your shares in any Portfolio, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over twelve months at the time you sell or exchange them. To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.

   Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Portfolio may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Portfolio. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

   The one major exception to the tax principles discussed above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

   If you (a) have provided either an incorrect Social Security Number or Taxpayer Identification Number or no number at all, (b) are subject to withholding by the Internal Revenue Service for prior failure to properly include on your

 [ICON]

 SHAREHOLDER INFORMATION

   DIVIDENDS, DISTRIBUTIONS AND TAXES -- CONTINUED

   return payments of interest or dividends, or (c) have failed to certify to the Portfolio, when required to do so, that you are not subject to backup withholding or are an "exempt recipient," then the Portfolio will be required in certain cases to withhold and remit to the Internal Revenue Service 28% of the dividends and distributions payable to you.

   Shareholders also may be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of Portfolio distributions, if any, that are attributable to interest on certain types of federal securities.


   Non-U.S. investors may be subject to U.S. withholding and estate tax. However, withholding is generally not required on properly designated distributions of short-term capital gains and qualified interest income paid to non-U.S. investors attributable to a Portfolio's taxable year beginning after December 31, 2004 and before January 1, 2008.


   More information about taxes is contained in the SAI.


   HOUSEHOLDING


   In order to reduce shareholder expenses, we may, if prior consent has been provided, mail only one copy of a Portfolio's Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call 1-800-737-3637, or if your shares are held through a financial institution, please contact them directly. We will begin sending your individual copies with the next scheduled mailing.



   DISCLOSURE OF FUND PORTFOLIO HOLDINGS


   A complete list of each Portfolio's portfolio holdings is publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio securities is provided in the SAI.


   FINANCIAL HIGHLIGHTS


   The Financial Highlights table on the following page is intended to help you understand the Portfolios' financial performance for the period since the Portfolios' commencement of operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distribution). This information has been audited by PricewaterhouseCoopers LLP, the former independent registered public accounting firm for the Portfolios, whose report, along with the Portfolios' financial statements, is included in the annual report, which is available upon request.

 [ICON]

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

                                                                     INVESTMENT ACTIVITIES
                                                         ----------------------------------------------
                                                                              NET
                                                                            REALIZED
                                                                              AND
                                          NET ASSET         NET            UNREALIZED          TOTAL
                                           VALUE,        INVESTMENT      GAINS/(LOSSES)         FROM
                                          BEGINNING       INCOME/              ON            INVESTMENT
                                          OF PERIOD        (LOSS)         INVESTMENTS        ACTIVITIES
                                          ---------      ----------      --------------      ----------
THE ADVISOR GROWTH PORTFOLIO
CLASS C SHARES
 Year Ended May 31, 2006                   $11.66          $ 0.08            $1.03             $1.11
 Year Ended May 31, 2005                    11.11           (0.02)            0.78              0.76
 Period Ended May 31, 2004(d)               10.00           (0.06)            1.17              1.11
THE ADVISOR MODERATE PORTFOLIO
CLASS C SHARES
 Year Ended May 31, 2006                    11.41            0.13             0.67              0.80
 Year Ended May 31, 2005                    10.90            0.04             0.63              0.67
 Period Ended May 31, 2004(d)               10.00           (0.02)            0.92              0.90
THE ADVISOR CONSERVATIVE PORTFOLIO
CLASS C SHARES
 Year Ended May 31, 2006                    10.53            0.25             0.21              0.46
 Year Ended May 31, 2005                    10.40            0.08             0.36              0.44
 Period Ended May 31, 2004(d)               10.00            0.03             0.40              0.43

                                                       DIVIDENDS
                                          ------------------------------------

                                                                                    NET ASSET
                                             NET         NET                         VALUE,
                                          INVESTMENT   REALIZED        TOTAL         END OF
                                            INCOME      GAINS        DIVIDENDS       PERIOD
                                          ----------   --------      ---------      ---------
THE ADVISOR GROWTH PORTFOLIO
CLASS C SHARES
 Year Ended May 31, 2006                    $(0.12)     $(0.65)       $(0.77)        $12.00
 Year Ended May 31, 2005                        --*      (0.21)        (0.21)         11.66
 Period Ended May 31, 2004(d)                   --          --            --          11.11
THE ADVISOR MODERATE PORTFOLIO
CLASS C SHARES
 Year Ended May 31, 2006                     (0.13)      (0.56)        (0.69)         11.52
 Year Ended May 31, 2005                     (0.03)      (0.13)        (0.16)         11.41
 Period Ended May 31, 2004(d)                   --          --            --          10.90
THE ADVISOR CONSERVATIVE PORTFOLIO
CLASS C SHARES
 Year Ended May 31, 2006                     (0.24)      (0.34)        (0.58)         10.41
 Year Ended May 31, 2005                     (0.08)      (0.23)        (0.31)         10.53
 Period Ended May 31, 2004(d)                (0.03)         --         (0.03)         10.40


                                                                        RATIOS/SUPPLEMENTARY DATA
                                          -------------------------------------------------------------------------------------
                                                         NET                         RATIO
                                            TOTAL      ASSETS      RATIO OF         OF NET
                                            RETURN       AT        EXPENSES       INVESTMENT         RATIO OF
                                          (EXCLUDES    END OF     TO AVERAGE     INCOME/(LOSS)       EXPENSES
                                            SALES      PERIOD         NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                                          CHARGE)(a)   (000'S)     ASSETS(b)     NET ASSETS(b)   NET ASSETS(b)(c)   TURNOVER(a)
                                          ----------   -------   -------------   -------------   ----------------   -----------
THE ADVISOR GROWTH PORTFOLIO
CLASS C SHARES
 Year Ended May 31, 2006                     9.63%(e)  $ 7,052       1.36%(e)        (0.10)%(e)        2.03%           40.18%
 Year Ended May 31, 2005                     6.89        9,447       1.57            (0.28)            2.16             5.14
 Period Ended May 31, 2004(d)               11.10        6,680       1.99            (0.78)            2.36            13.98
THE ADVISOR MODERATE PORTFOLIO
CLASS C SHARES
 Year Ended May 31, 2006                     7.13(e)    10,160       1.36(e)          0.53(e)          1.87            38.83
 Year Ended May 31, 2005                     6.19       13,181       1.45             0.35             1.98             4.86
 Period Ended May 31, 2004(d)                9.00        7,530       1.97            (0.26)            2.33            10.07
THE ADVISOR CONSERVATIVE PORTFOLIO
CLASS C SHARES
 Year Ended May 31, 2006                     4.42(e)     5,791       1.35(e)          1.39(e)          2.03            37.78
 Year Ended May 31, 2005                     4.25        8,620       1.58             0.84             2.18             6.30
 Period Ended May 31, 2004(d)                4.27        5,698       2.04             0.36             2.40            12.32


---------------

(*) Less than $0.005 per share.



(a) Not annualized for periods less than one year.



(b) Annualized for periods less than one year.



(c) During the period, certain fees were voluntarily reimbursed. If such voluntary fee reductions had not occurred, the ratio would be as indicated.



(d)  Fund commenced operations on August 5, 2003.



(e) The Distributor made a one time reimbursement of prior period Distribution fees during the year. Excluding the reimbursement, Total Return would have been 8.78%, 6.48% and 3.51% for the Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio and The Performance Advisor Conservative Portfolio, respectively. Expense and investment income ratios disclosed do not include the effect of this reimbursement. Including this reimbursement, the net Ratio of Expenses to Average Net Assets was 0.50%, 0.72% and 0.41% for The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio and The Performance Advisor Conservative Portfolio, respectively and the Ratio of Net Investment Income to Average Net Assets was 0.76%, 1.16% and 2.33%, respectively.

                     (This Page Intentionally Left Blank.)

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports
(Reports)

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

Statement of Additional
Information (SAI)

The SAI provides more detailed information about the Funds, including their operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the Performance Funds family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds.

Or contact the Funds at:
Performance Funds
3435 Stelzer Road
Columbus, Ohio 43219
Telephone: 1-800-PERFORM

Information from the
Securities and Exchange
Commission

You can obtain copies of Fund documents from the SEC as follows:

In person:
Public Reference Room in
Washington, D.C. (For their hours of
operation, call 1-202-942-8090.)

By mail:
Securities and Exchange
Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy
any documents.)

On the EDGAR
database via the internet:
www.sec.gov

By electronic request:
publicinfo@sec.gov

[TRUSTMARK LOGO]


Investment Company Act file no. 811-6603 PRLSPRO 6032 10/06

                             PERFORMANCE FUNDS TRUST
                       TELEPHONE: 1-800 PERFORM (737-3676)


              STATEMENT OF ADDITIONAL INFORMATION - OCTOBER 1, 2006


                              THE MONEY MARKET FUND
                       THE U.S. TREASURY MONEY MARKET FUND
                      THE SHORT TERM GOVERNMENT INCOME FUND
                        THE INTERMEDIATE TERM INCOME FUND
                           THE STRATEGIC DIVIDEND FUND
                            THE LARGE CAP EQUITY FUND
                             THE MID CAP EQUITY FUND
                             THE LEADERS EQUITY FUND
                    THE PERFORMANCE ADVISOR GROWTH PORTFOLIO
                   THE PERFORMANCE ADVISOR MODERATE PORTFOLIO
                 THE PERFORMANCE ADVISOR CONSERVATIVE PORTFOLIO


      Performance Funds Trust (the "Trust") is an open-end, management investment company consisting of eleven separate series. This Statement of Additional Information ("SAI") contains information about the Class A Shares, the Class B Shares and the Institutional Class Shares of each of the following series--THE MONEY MARKET FUND, THE U.S. TREASURY MONEY MARKET FUND (THE "TREASURY FUND") (THE MONEY MARKET FUND AND THE TREASURY FUND ARE TOGETHER REFERRED TO HEREIN AS THE "MONEY MARKET FUNDS"), THE SHORT TERM GOVERNMENT INCOME FUND (THE "SHORT TERM FUND"), THE INTERMEDIATE TERM INCOME FUND (THE "INTERMEDIATE FUND") (THE SHORT TERM FUND AND THE INTERMEDIATE FUND ARE TOGETHER REFERRED TO HEREIN AS THE "INCOME FUNDS"), THE STRATEGIC DIVIDEND FUND, THE LARGE CAP EQUITY FUND, THE MID CAP EQUITY FUND AND THE LEADERS EQUITY FUND (THE STRATEGIC DIVIDEND FUND, THE LARGE CAP EQUITY FUND, THE MID CAP EQUITY FUND AND THE LEADERS EQUITY FUND ARE TOGETHER REFERRED TO HEREIN AS THE "EQUITY FUNDS") (each, a "Fund" and collectively, the "Funds"), AND THE CLASS C SHARES OF THE FOLLOWING SERIES, THE PERFORMANCE ADVISOR GROWTH PORTFOLIO (THE "GROWTH PORTFOLIO"), THE PERFORMANCE ADVISOR MODERATE PORTFOLIO (THE "MODERATE PORTFOLIO") AND THE PERFORMANCE ADVISOR CONSERVATIVE PORTFOLIO (THE "CONSERVATIVE PORTFOLIO") (HEREINAFTER REFERRED TO AS THE "PORTFOLIOS"). The investment objectives of each Fund and each Portfolio are described in the Prospectuses. See the "Investment Policies."



      This SAI is not a prospectus and should be read in conjunction with the Money Market Funds', the Portfolios', the Income Funds' and the Equity Funds' Prospectuses, each dated October 1, 2006. All terms used in this SAI that are defined in the Prospectuses will have the meanings assigned in the Prospectuses. The financial statements and related report of the independent registered public accounting firm in the Funds' (except for the Treasury Fund which was not in operation for the year ended May 31, 2006) Annual Report for the fiscal year ended May 31, 2006 are incorporated by reference into this SAI. Copies of the Prospectuses and the Annual Report may be obtained without charge by writing to the Trust, at 3435 Stelzer Road, Columbus, Ohio 43219; or by calling the Trust at the telephone number indicated above.

                                TABLE OF CONTENTS


Investment Policies..........................................        3
Description of Securities and Investment Practices...........        6
Investment Restrictions......................................       21
Management of The Funds......................................       23

Proxy Voting Policies........................................       33
Distribution of Fund Shares .................................       33
Rule 12b-1 Distribution Plan.................................       34
Additional Payments..........................................       35
Calculation of Yield and Total Return........................       36
Individual Retirement Account ("IRA")........................       37
Additional Purchase and Redemption Information...............       38
Expenses.....................................................       40
Determination of Net Asset Value.............................       40
Portfolio Transactions.......................................       42
Disclosure of Portfolio Holdings Information.................       43
Federal Income Taxes.........................................       44
Shares of Beneficial Interest................................       46
Other Information............................................       51
Securities Lending Agent.....................................       51
Custodian....................................................       51
Legal Counsel................................................       52
Independent Registered Public Accounting Firm................       52
Financial Statements.........................................       52
Appendix A...................................................       53
Appendix B...................................................       55



                    TRUSTMARK INVESTMENT ADVISORS, INC. - THE
                    FUNDS' INVESTMENT ADVISER (THE "ADVISER")



      NEITHER THE PROSPECTUSES NOR THE SAI CONSTITUTES AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES OTHER THAN THE REGISTERED SECURITIES TO WHICH IT RELATES. NEITHER THE PROSPECTUSES NOR THE SAI CONSTITUTES AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SUCH SECURITIES IN ANY CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION IS UNLAWFUL.

                               INVESTMENT POLICIES


The Prospectuses discuss the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies. The investment objective of each Fund (except for the Leaders Equity Fund, The Strategic Dividend Fund, and the Portfolios) is a fundamental policy of the Fund and may not be changed without the approval of the Fund's shareholders. All other investment limitations, other than the fundamental investment restrictions listed under "Investment Restrictions," described in the Prospectus or this Statement of Additional Information may be changed by the Trust's Board of Trustees. With respect to (1) the Funds' primary investment policy involving 80% of the Fund's "assets" and (2) the Fund's secondary investment policy involving the remainder of 20% of the Fund's "assets" as shown in the SAI and the Prospectuses, the term "assets" refers to "net assets plus borrowings for investment purposes." In addition, unless otherwise noted, each 80% primary investment policy is a nonfundamental policy which means it may be changed by the Board of Trustees without shareholder approval. The Funds will provide notice to shareholders at least 60 days prior to any change to this policy.


THE FUNDS

      THE MONEY MARKET FUND. The Fund pursues its objective to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity by investing in a broad range of high quality, short-term, money market instruments that have remaining maturities not exceeding 397 days. The Fund is required to maintain a dollar-weighted average portfolio maturity no greater than 90 days. The Fund's investments may include any investments permitted under federal rules governing money market funds, including: U.S. Government Securities; domestic and foreign bank obligations; commercial paper, corporate debt securities, variable rate demand notes and repurchase agreements and other high quality short-term securities (see "U.S. Government Securities", "Domestic and Foreign Bank Obligations", "Commercial Paper", "Corporate Debt Securities", "Repurchase Agreements", and "Variable and Floating Rate Demand, and Master Demand Notes").

      The Adviser selects only those U.S. dollar-denominated debt instruments that meet the high quality and credit risk standards established by the Board of Trustees and consistent with Federal requirements applicable to money market funds. In accordance with such requirements, the Fund will purchase securities that are rated within the top two rating categories by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated the security, by that NRSRO, or if not rated, the securities are deemed of comparable quality pursuant to standards adopted by the Board of Trustees. The Fund will purchase commercial paper only if, at the time of the investment, the paper is rated within the top rating category or deemed of comparable quality pursuant to standards adopted by the Board of Trustees. The Fund will invest no more than 5% of its total assets in securities rated below the highest rating category or, if unrated, deemed of comparable quality.

      The Fund may also invest in the securities of other investment companies (see "Investment Company Securities"). The Fund may also lend its portfolio securities (see "Lending Securities").


      THE TREASURY FUND. The Fund pursues its objective to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity by normally investing in obligations issued by the U.S. Treasury ("U.S. Treasury Securities") and repurchase agreements collateralized by U.S. Treasury Securities (see "U.S. Government Securities," "Repurchase Agreements," and "Variable and Floating Rate Demand, and Master Demand Notes"). The Fund may purchase U.S. Treasury Securities on a "when-issued" basis (see "When-Issued, Delayed Delivery Securities and Forward Commitments"). U.S. Treasury Securities may also include STRIPs (see "Zero Coupon Securities and STRIPs"). The Fund is required to maintain a dollar-weighted average portfolio maturity no greater than 90 days with no security having remaining a maturity exceeding 397 days.


         The Fund may also invest in the securities of other investment companies having similar investment policies (see "Investment Company Securities"). The Fund may also lend its portfolio securities (see "Lending Securities").

      THE SHORT TERM FUND AND THE INTERMEDIATE FUND. Each Income Fund pursues its objective as described in the Prospectuses by investing primarily in securities issued by the U.S. Government, its agencies and instrumentalities (see "U.S. Government Securities" and "Mortgage Related Securities") within such Fund's given maturity restrictions described in the Prospectuses. These securities may also include zero coupon securities (see "Zero Coupon Securities").



      To permit desirable flexibility, the Short Term Fund has authority to invest up to 20% of its assets and the Intermediate Fund has authority to invest up to 35% of its total assets in corporate debt securities rated BBB or better by Standard &Poor's (S&P) or Baa or better by Moody's Investment Services, Inc. ("Moody's") (or deemed of comparable quality by the Adviser) and high quality money market instruments including commercial paper rated A-2 or better by S&P or Prime-2 or better by Moody's (or deemed by the Adviser)to be of comparable quality); certificates of deposit, bankers' acceptances and other short-term debt obligations of domestic and foreign banks variable and floating rate demand and master demand notes; and repurchase agreements with respect to securities in which the Fund is authorized to invest (see "Domestic and Foreign Bank Obligations," "Commercial Paper," "Corporate Debt Securities," "Repurchase Agreements," and "Variable and Floating Rate Demand and Master Demand Notes"). In addition, the Funds may enter into interest rate futures contracts, options on securities and options on futures contracts to a limited extent (see "Interest Rate Futures Contracts and Options Thereon," "Investment in Bond Options" and "Risks Involving Futures Contracts"). The Funds may also invest in investment companies, securities on a when-issued basis or forward commitment basis and lend its portfolio securities (see "Investment Company Securities," "When-Issued, Delayed Delivery Securities and Forward Commitments" and "Lending Securities").



      THE STRATEGIC DIVIDEND FUND. The investment objective of the Strategic Dividend Fund is to seek a level of current income and long term growth of income consistent with preservation of capital. Under normal market conditions, the Fund invests at least 65% of its total assets in income-producing equity securities. Orleans Capital Management ("OCM" or the "Sub-Adviser") seeks to achieve the Fund's investment objectives by investing in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities, in the 10 economic sectors of the S&P 500 Index (see "Convertible Securities"). The Fund typically focuses its investments in a small group of domestic large capitalization companies dividend paying stocks and is considered a non-diversified fund. The Fund may also invest in real estate investment trusts (REITs) (see "REITs"). Under normal market conditions, up to 35% of the Fund's total assets may be invested in options, warrants, foreign securities/ADRs, money market instruments, investment grade debt securities, U.S. Government Securities and futures contracts (see "Options on Common Stock and Stock Indices," "Warrants and Rights," "Foreign Securities and American Depository Receipts," "Corporate Debt Securities," "U.S. Government Securities," "Stock Index Future Contracts" and "Options on Index Futures"). The Fund may invest without limit in debt instruments for temporary defensive purposes when the Adviser has determined that abnormal market or economic conditions so warrant. These debt obligations may include U.S. Government Securities; certificates of deposit, bankers' acceptances and other short-term debt obligations of banks, short term money market instruments including commercial paper rated "A-2" or better by S&P, or "P-2" or better by Moodys; and repurchase agreements with respect to securities in which the Fund is authorized to invest. (See "Domestic and Foreign Bank Obligations," "Commercial Paper," "Repurchase Agreements" and "Variable and Floating Rate Demand Notes."), The Fund may also invest in investment companies and lend portfolio securities (see "Investment Company Securities" and "Lending Securities").



      THE LARGE CAP EQUITY FUND. The Large Cap Equity Fund pursues its objective of long-term capital appreciation by investing primarily in common stocks. The Fund may also enter into stock index futures contracts, options on securities, and options on futures contracts to a limited extent (see "Stock Index Futures Contracts," "Options on Common Stocks and Stock Indices" and "Options on Index Futures "). The Fund expects to invest primarily in securities of U.S. based companies, but it may also invest in securities of non-U.S. companies, generally through ADRs (see "Foreign Securities"). Under normal circumstances, at least 80% of the Fund's net assets will be invested in equity securities of large U.S. companies, as described in the Prospectuses. Companies that satisfy this test at the time of purchase will continue to be considered "large" for purposes of the 80% test even if they subsequently fall below this range. Under normal conditions, up to 20% of the Fund's assets may be invested in smaller capitalization stocks (i.e., mid and small capitalization stocks not included in the definition of "large cap" stocks set forth in the Prospectuses), foreign securities, U.S. Government Securities and options and futures transactions (see "U.S. Government Securities"). When warranted by business or financial conditions, or when, in the opinion of the Adviser, it is the best interests of the Fund, the Fund may for temporary defensive purposes invest up to 100% of its total assets in U.S. Government Securities or, subject to a 25% industry concentration limitation, certificates of deposit, bankers' acceptances, commercial paper rated "A-2" or better by S&P or "P-2" or better by Moodys, repurchase agreements (maturing in seven days or less) mortgage related and asset backed securities and debt obligations of corporations (corporate bonds, debentures, notes and other similar corporate debt instruments) which are rated A or better by at least two rating organizations (see "Corporate Debt Securities," "Mortgage Related Securities" and "Other Asset Backed Securities"). The Fund may also invest in investment companies and lend portfolio securities (see "Investment Company Securities" and "Lending Securities".)



      THE MID CAP EQUITY FUND. The Mid Cap Equity Fund pursues its objective of growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks. Under normal circumstances, at least 80% of the Fund's net assets will be invested in equity securities of mid-sized companies. Mid-sized companies are defined as those with market capitalizations that fall within the range of companies in the S&P Mid Cap Index at the time of investment. The S&P Mid Cap Index is an unmanaged index that is designed to track the performance of medium sized companies. The index is updated quarterly, and the companies included in the index, as well as their capitalization ranges, change from time to time. A company that was within the range of the index at the time its stock was purchased by the Fund will continue to be considered mid-sized for purposes of the 80% test even if its capitalization subsequently falls outside the range of the index. Under normal market conditions, up to 20% of the Fund's assets may be invested in options, warrants, preferred stock, foreign securities, money market instruments, securities convertible into common or preferred stock, futures contracts and equity securities of larger capitalized companies (see "Options on Common Stock and Stock Indices," "Warrants," "Convertible Securities," "Foreign Securities and American Depository Receipts," "Corporate Debt Securities," "Stock Index Future Contracts" and "Options on Index Futures"). The Fund may invest without limit in investment grade corporate debt securities, mortgage related and asset backed securities, preferred stock and equity securities of larger capitalized companies for temporary defensive purposes when the Adviser has determined that abnormal market or economic conditions so warrant. These debt obligations may include U.S. Government Securities; certificates of deposit, bankers' acceptances and other short-term debt obligations of banks, short term money market instruments including commercial paper rated "A-2" or better by S&P, or "P-2" or better by Moodys; and repurchase agreements with respect to securities in which the Fund is authorized to invest. (See "Domestic and Foreign Bank Obligations," "Commercial Paper," "Repurchase Agreements" and "Variable and Floating Rate Demand Notes.") The Fund may also invest in investment companies and lend portfolio securities (see "Investment Company Securities" and "Lending Securities").



      THE LEADERS EQUITY FUND. The Leaders Equity Fund pursues its objective of long-term capital appreciation by investing under normal circumstances, at least 80% of its net assets in equity securities of (1) companies with market capitalizations greater than $500 million at the time of purchase and (2) companies whose stock price performance and other fundamentals are considered by the Adviser to be in the top 25% of equity markets as measured by various financial industry research companies and other independent organizations providing similar services. The Fund typically focuses its investments in a core group of 20-40 stocks. Under normal market conditions, up to 20% of the Fund's assets may be invested in options, warrants, preferred stock, foreign securities/ADRs, money market instruments, investment grade debt securities and securities convertible into common or preferred stock, futures contracts and equity securities of larger capitalized companies (see "Options on Common Stock and Stock Indices," "Warrants," "Convertible Securities," "Foreign Securities and American Depository Receipts," "Corporate Debt Securities," "Stock Index Future Contracts" and "Options on Index Futures"). The Fund may invest without limit (i.e., constituting more than the 30-40 stocks of the core portfolio) in debt instruments, preferred stock and equity securities of larger capitalized companies for temporary defensive purposes when the Adviser has determined that abnormal market or economic conditions so warrant. These debt obligations may include U.S. Government Securities; certificates of deposit, bankers' acceptances and other short-term debt obligations of banks, short term money market instruments including commercial paper rated "A-2" or better by S&P, or "P-2" or better by Moodys; and repurchase agreements with respect to securities in which the Fund is authorized to invest. (See "Domestic and Foreign Bank Obligations," "Commercial Paper," "Repurchase Agreements" and "Variable and Floating Rate Demand Notes.") The Fund may also invest in investment companies and lend portfolio securities (see "Investment Company Securities" and "Lending Securities.")

THE PERFORMANCE ADVISOR LIFESTYLE SERIES


      The Prospectus discusses the investment objectives and strategies for the Portfolios, each of which is a "fund of funds," that invests primarily in Institutional Class Shares of the Equity Funds, Income Funds and Money Market Funds described above. Each of the Portfolios allocates periodically its assets among the Equity Funds, Income Funds and Money Market Funds within predetermined ranges in accordance with such Portfolio's objective, potential investment risk and reward to ensure broad diversification among asset classes and in response to changes in market conditions. However, as a general matter, there will not be large, sudden changes in a Fund's asset allocation. See "Investment Companies." Accordingly, the following description of securities and investment practices are applicable to the Portfolios indirectly as a result of their underlying investment in the Equity Funds, Income Funds and Money Market Funds.


               DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES

      U.S. GOVERNMENT SECURITIES (all Funds). The Funds, except as noted below, may invest in all types of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including U.S. Treasury obligations with varying interest rates, maturities and dates of issuance, such as U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (generally maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and obligations issued or guaranteed by U.S. Government agencies or which are supported by the full faith and credit pledge of the U.S. Government. The only U.S. Government securities in which the Treasury Fund may invest are U.S. Treasury obligations. In the case of U.S. Government obligations which are not backed by the full faith and credit pledge of the United States, the Funds must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States in the event the agency or instrumentality is unable to meet its commitments. Such securities may also include securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and participation in loans made to foreign governments or their agencies that are substantially guaranteed by the U.S. Government (such as Government Trust Certificates). See "Mortgage-Related Securities" and "Other Asset-Backed Securities" below.

      DOMESTIC AND FOREIGN BANK OBLIGATIONS (all Funds except the Treasury
Fund). These obligations include but are not restricted to certificates of deposit, commercial paper, Yankee dollar certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Funds will not invest in any obligations of its affiliates, as defined under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds limit their investments in U.S. bank obligations to obligations of U.S. banks (including foreign branches). The Funds limit their investments in foreign bank obligations to U.S. dollar-denominated obligations of foreign banks (including U.S. branches of foreign banks) which, in the opinion of the Adviser, are of an investment quality comparable to obligations of U.S. banks which may be purchased by the Funds.

      Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties, which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing from two days through seven days may not exceed 10% of the value of the total assets of the Fund.

      Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments; that the obligations may be less marketable than comparable obligations of U.S. banks; that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; that foreign deposits may be seized or nationalized; that foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks; or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

      Investments in Eurodollar and Yankee dollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all-foreign branches of U.S. banks are supervised or examined by regulatory authorities, as are United States banks, and such branches may not be subject to reserve requirements.

      COMMERCIAL PAPER (all Funds except the Treasury Fund). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by U.S. banks and bank holding companies, U.S. corporations and financial institutions, as well as similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. Each Fund establishes its own standards of creditworthiness for issuers of such investments.

      CORPORATE DEBT SECURITIES (all Funds except the Treasury Fund). The Funds may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar denominated obligations of foreign issuers, including, for the Equity and Government Funds, those described below under "Foreign Securities and American Depository Receipts." Such debt obligations include, among others, bonds, notes, debentures, commercial paper and variable rate demand notes. Bank obligations include, but are not limited to certificates of deposit, bankers' acceptances, and fixed time deposits. The Adviser, in choosing corporate debt securities on behalf of a Fund will evaluate each issuer based on (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions to such issuer's country; and, (iii) other considerations the Adviser deems appropriate. Investment in obligations of foreign issuers may present a greater degree of risk than investment in domestic securities (see "Foreign Securities and American Depository Receipts" below for more details). The Money Market Fund's investments in U.S. corporate debt securities are limited to corporate bonds, debentures, notes and other similar corporate debt instruments which meet previously disclosed minimum ratings or if unrated, are in the Adviser's opinion comparable in quality to corporate debt securities in which the Fund may invest. See the Appendix A for an explanation of different rating categories.

      UNRATED INVESTMENTS (all Funds except the Treasury Fund). Each Fund may purchase instruments that are not rated if such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund in accordance with procedures adopted by the Board of Trustees.


      After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by such Fund. However, in the case of the Money Market Fund, if the security is downgraded to a level below that permitted for money market funds under Rule 2a-7 of the 1940 Act, the Fund's Adviser must report such event to the Board of Trustees as soon as possible to permit the Board to reassess the security promptly to determine whether it may be retained as an eligible investment for the Fund. To the extent the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Money Market Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectuses and in this SAI.



      LETTERS OF CREDIT (all Funds except the Treasury Fund). Each Fund may purchase debt obligations backed by an irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the Adviser are of investment quality comparable to other permitted investments of the Fund may be used for letter of credit-backed investments.


      LENDING OF SECURITIES (all Funds). Each Fund may lend its portfolio securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its portfolio securities, each Fund attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially. Each Fund may lend its portfolio securities to qualified brokers, dealers, domestic banks or other domestic financial institutions, so long as the terms, and the structure of such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "SEC") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or other liquid securities having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of securities loaned rises (i.e., the borrower "marked-to-market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. A Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceed 33 1/3% of the value of a Fund's total assets. Loan arrangements made will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange ("NYSE"), which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.


      INTEREST RATE FUTURES CONTRACTS AND OPTIONS THEREON. The Income Funds and The Money Market Fund may use interest rate futures contracts ("futures contracts") principally as a hedge against the effects of interest rate changes. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Future contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on securities such as long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills.


      Generally, if market interest rates increase, the value of outstanding debt securities decline (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a Fund holds long-term U.S. Government securities and the Adviser anticipates a rise in long-term interest rates, it could, in lieu of selling its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of a Fund's portfolio securities declined, the value of the Fund's futures contracts would increase, thereby protecting the Fund by preventing its net asset value ("NAV") from declining as much as it otherwise would have declined. Similarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued investment of securities other than the underlying securities. For example, if the Adviser expects long-term interest rates to decline, the Fund might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize.



      At the time a Fund enters into a futures transaction, it is required to make a performance deposit (initial margin) of cash or liquid securities with its custodian in a segregated account in the name of the futures broker. Subsequent payments of "variation margin" are then made on a daily basis, depending on the value of the futures which is continually "marked-to-market." (See "Margin and Segregation Requirements" below.)


      The Funds may engage only in interest rate futures contract transactions involving (i) the sale of the designated debt securities underlying the futures contract (i.e., short positions) to hedge the value of securities held by such Funds; (ii) the purchase of the designated debt securities underlying the futures contract when such Funds hold a short position having the same delivery month (i.e., a long position offsetting a short position); or (iii) activities that are incidental to a Fund's activities in the cash market in which such a Fund has determined to invest. If the market moves favorably after a Fund enters into an interest rate futures contract as a hedge against anticipated adverse market movements, the benefits from such favorable market movements on the value of the securities so hedged will be offset in whole or in part, by a loss on the futures contract.

      The Funds may engage in futures contract sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities it holds.

      The Funds may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates, provided that not more than 25% of each Fund's net assets are at risk due to such transactions.

      An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume (in the case of a call) or sell (in the case of a put) a position in a specified underlying futures contract (which position may be a long or short position) at a specified exercise price at any time during the option exercise period. Sellers of options on futures contracts, like buyers and sellers of futures contracts, make an initial performance deposit and are subject to calls for variation margin.


      INVESTMENT IN BOND OPTIONS. The Income Funds may purchase put and call options and write covered put and call options on securities in which each such Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions with primary U.S. Government securities dealers recognized by the Board of Governors of the Federal Reserve System (i.e., over-the-counter ("OTC") options). The writer of a call option, who receives a premium, has the obligation upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put option, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.


      The Income Funds may write put and call options on bonds only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if an Income Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if an Income Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

      The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Income Funds forego the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, the Income Funds assume the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Income Funds may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.


      Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933 as amended ("Securities Act"), there is no assurance that the Income Funds will succeed in negotiating a closing out of a particular OTC option at any particular time. If an Income Fund, as a covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.


      The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Income Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.

      OPTIONS ON COMMON STOCKS AND STOCK INDICES (The Equity Funds only). Each Fund may write (i.e., sell) call options ("calls") if the calls are "covered" throughout the life of the option. A call is "covered" if a Fund owns or has the right to acquire the optioned securities and maintains, in a segregated account with its custodian, liquid assets with a value sufficient to meet its obligations under the call, or if a Fund owns an offsetting call option. When a Fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price, regardless of market price changes during the call period. If the call is exercised, each Fund forgoes any gain from an increase in the market price of the underlying security over the exercise price.

      Each Fund also may purchase put options ("puts"). When a Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date. If a put is purchased and becomes worthless on its expiration date, a Fund will have lost the premium and this will have the effect of reducing the Fund's return.

      Each Fund will realize a gain (or loss) on a closing purchase transaction with respect to a call previously written by the Fund if the premium, plus commission costs, paid to purchase the call is less (or greater) than the premium, less commission costs, received on the sale of the call. A gain also will be realized if a call which the Fund has written lapses unexercised, because the Fund would retain the premium.

      Each Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Fund's total assets. There can be no assurance that a liquid secondary market will exist at any given time for a particular option.

      INDEX FUTURES CONTRACTS (Equity Funds). Each Fund may enter into stock index futures contracts in order to protect the value of common stock investments, provided that not more than 25% of the Fund's total assets are at risk due to such transactions. An index futures contract is a contract to buy or sell units of an index at a specified future date, at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Funds may enter into stock index futures contracts and may purchase and sell options thereon.

      There are several risks in connection with the use by the Funds of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Fund will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in the Adviser's judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.


      Successful use of the index futures by the Funds for hedging purposes is also subject to a Fund's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, the Adviser believes that over time the value of a Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. (See "Margin and Segregation Requirements" below.)


      In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction.

      OPTIONS ON INDEX FUTURES (Equity Funds). Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.


      MARGIN AND SEGREGATION REQUIREMENTS U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodities Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member if the relevant contract market. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits:



      -are equal to a percentage of the contract's value, as set by the exchange on which the contact is traded;



      -may be maintained in cash, U.S. government securities or certain other liquid assets by the Funds' custodian for the benefit of the FCM; and



      -are similar to good faith deposits or performance bonds.


      Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Funds' investment limitations nor involve borrowing to finance the transactions. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion or this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of margin owed to such Fund only in proportion to the amount received by FCM's other customers. Variaton margin does not represent a borrowing or loan by the Fund. The Trust will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which they do business and by depositing margin payments in a segregated account with the Trust's custodian.

      In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). However, segregation of assets is not required if a Fund "covers" a long position. For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets liquid that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).

      ADDITIONAL LIMITATIONS ON FUTURES CONTRACTS AND RELATED OPTIONS. In order to comply with undertakings made by the Trust pursuant to CFTC Regulation 4.5, the Funds will each use interest rate and stock index futures contracts and options thereon, respectively, solely for bona fide hedging purposes within the meaning and intent of CFTC Reg. 1.3(z)(1); provided, however, that with respect to each long position in an interest rate futures contract or option thereon that will be used as part of a portfolio management strategy and that is incidental to such Fund's activities in the underlying cash market but would not come within the meaning and intent of Reg. 1.3(z)(1), the "underlying commodity value" (the size of the contract or option multiplied by its current settlement price) of each such long position will not at any time exceed the sum of:


      (1) The value of short-term United States debt obligations or other United States dollar-denominated high quality short term money market instruments and cash set aside in an identifiable manner, plus any funds deposited as margin on such contract or option;

      (2) Unrealized appreciation on such contract or option held at the broker; and

      (3) Cash proceeds from existing investments due in not more than 30 days.

      No Fund will enter into financial futures contracts and options thereon for which the aggregate initial margin and premiums exceed 5% of the fair market value of its assets, after taking into account unrealized profits and unrealized losses on any such contracts and options it has entered into; provided, however, that the "in-the-money" amount of an option that was "in-the-money" at the time of purchase will be excluded in computing such 5%.


      RISKS INVOLVING FUTURES TRANSACTIONS. Transactions by Funds in futures contracts and options thereon involve certain risks. One risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in a Fund's portfolio (the portfolio securities will not be identical to the securities underlying the futures contracts). In addition, commodity exchanges generally limit the amount of fluctuation permitted in futures contract and option prices during a single trading day, and the existence of such limits may prevent the prompt liquidation of futures and option positions in certain cases. Inability to liquidate positions in a timely manner could result in the Funds' incurring larger losses than would otherwise be the case. The use of stock index futures contracts and put options on stock index futures contracts may impair the liquidity of the Funds' assets and the ability to operate as an open-end investment company. Although a Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets will be available to that Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Funds' return could be diminished due to the opportunity losses of foregoing other potential investments. The Adviser will monitor the Funds' use of such techniques and report to the Board of Trustees concerning their impact, if any, on liquidity and the Funds' ability to meet redemptions.


      REPURCHASE AGREEMENTS (all Funds). Securities held by the Funds may be subject to repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying securities are ordinarily U. S. Treasury or other government obligations or high quality money market instruments in which the Fund is permitted to invest. The Funds will enter into repurchase agreements only with dealers, domestic banks (members of the Federal Reserve System having total assets in excess of $500 million) or recognized financial institutions which, in the opinion of the Adviser and in accordance with guidelines adopted by the Board of Trustees, present minimal credit risks. The Fund will require that the value of such underlying securities, together with any other collateral held by a Fund, always equals or exceeds the amount of the repurchase obligations of the vendor. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of such repurchase agreements will always be less than one year. A Fund's risk is primarily that, if the seller defaults, the proceeds from the disposition of underlying securities and other collateral for the seller's obligation are less than the repurchase price. If the seller becomes bankrupt, the Fund might be delayed in selling the collateral. Under the 1940 Act, repurchase agreements are considered loans. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. The Fund will not enter into repurchase agreements of a duration of more than seven days if, taken together with illiquid securities and other securities for which there are no readily available quotations, more than 15% (10% for the Money Market Fund and the Treasury Fund) of the total net assets of the Fund would be so invested.


      SHORT-TERM TRADING (all Funds). The Funds do not make a practice of short-term trading; however, purchases and sales of securities will be made whenever necessary in the management's view to achieve the investment objectives of the Fund. The Adviser does not expect that in pursuing the Funds' investment objectives unusual portfolio turnover will be required and intends to keep turnover to a minimum consistent with such investment objective. The Adviser believes unsettled market economic conditions during certain periods require greater portfolio turnover in pursuing the Funds' investment objectives than would otherwise be the case.

      VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES (all Funds). The Funds may, from time to time, purchase variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity. A Fund's investment in demand instruments which provide that such Fund will not receive the principal note amount within seven days' notice, in combination with a Fund's other investments in illiquid instruments, will be limited to an aggregate total of 15% (10% with respect to the Money Market Fund and the Treasury Fund) of that Fund's net assets.


      The Funds may also buy variable rate master demand notes. The terms of these obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. Each Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between a Fund and a borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, a Fund may, under its minimum rating standards, invest in them only if at the time of an investment, the issuer meets the criteria set forth in the Prospectuses for short term debt securities.



      FOREIGN SECURITIES AND AMERICAN DEPOSITARY RECEIPTS ("ADRS") (Equity Funds). The Equity Funds may invest in foreign securities through the purchase of ADRs and may also invest directly in certain debt securities of foreign issuers. The foreign debt securities in which the Equity Funds may invest include securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and Europaper (U.S. dollar denominated commercial paper of a foreign issuer). Each Equity Fund's investment in foreign debt securities is limited to 5% of its total assets. The Leaders Equity, Mid Cap Equity and Large Cap Equity Funds may invest in ADRs. Generally these are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and that are designed for use in the domestic securities market. The Funds intend to invest less than 20% of each Fund's total assets in ADRs.


      There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADRs pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

      In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

      Investments in foreign securities and ADRs involve certain risks not typically involved in purely domestic investments, including future foreign political and economic developments, and the possible imposition of foreign governmental laws or restrictions applicable to such investments. Securities of foreign issuers, including through ADRs, are subject to different economic, financial, political and social factors. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect the value of the particular security or ADR. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. companies. In addition, with respect to all ADRs, there is always the risk of loss due to currency fluctuations.

      WHEN ISSUED, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS (all Funds, except the Money Market Fund). The Funds may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Funds will only enter into a forward commitment with the intention of actually acquiring the security, the Funds may sell the security before the settlement date if it is deemed advisable.

      Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to a Fund prior to the settlement date. The Funds will segregate cash or liquid high-grade debt securities with a Fund's custodian in an aggregate amount at least equal to the amount of its outstanding forward commitments.

      MORTGAGE-RELATED SECURITIES (all Funds except the Treasury Fund). The Funds may, consistent with its respective investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.


      Mortgage-related securities, for purposes of the Funds' Prospectuses and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association ("GNMA") and government-related organizations such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

      There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities created by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Government to make payments under its guarantee. Mortgage-related securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as ("Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC currently guarantees timely payment of interest and either timely payment of principal or eventual payment of principal, depending upon the date of issue. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.


      In addition to GNMA, FNMA or FHLMC Certificates, through which the holder receives a share of all interest and principal payments from the mortgages underlying the Certificate, the Funds also may invest in mortgage pass-through securities, where all interest payments go to one class of holders ("Interest Only Securities" or "IOs") and all principal payments go to a second class of holders ("Principal Only Securities" or "POs"). These securities are commonly referred to as mortgage-backed security strips or MBS strips. The yields to maturity on IOs and POs are particularly sensitive to interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the return of POs could be adversely affected. The Funds will treat IOs and POs as illiquid securities except for IOs and POs issued by the U.S. Government agencies and instrumentalities backed by fixed-rate mortgages, whose liquidity is monitored by the Adviser.

      The Funds may also invest in certain Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs") which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Interest and prepaid principal on a CMO or REMIC are paid monthly or semi-annually. CMOs and REMICs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs and REMICs are structured into multiple classes, with each class bearing a different expected maturity. Payments of principal, including repayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes generally receive principal only after the earlier classes have been retired. When purchasing CMO's or REMIC's, the Adviser will use the actual maturity date, average life calculation and structure of the CMO or REMIC to determine the effective maturity. To the extent a particular CMO or REMIC is issued by an investment company, a Fund's ability to invest in such CMOs or REMICs will be limited. The Funds will not invest in the residual interests of REMICs.

      The Adviser expects that new types of mortgage-related securities may be developed and offered to investors. The Adviser will, consistent with the Funds' investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

      The yield characteristics of mortgage-related securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate or other similar models that are standard in the industry will be used by the Fund in calculating maturity for purposes of its investment in mortgage-related securities.

      Like other bond investments, the value of mortgage-backed securities will tend to rise when interest rates fall and to fall when interest rates rise. Their value may also be affected by changes in the market's perception of the creditworthiness of the entity issuing or guaranteeing them or by changes in government regulations and tax policies. Because of these factors, the Funds' share values and yields are not guaranteed and the Funds' share values will fluctuate, and there can be no assurance that each Fund's investment objective will be achieved. The magnitude of these fluctuations generally will be greater when the average maturity of the Fund's portfolio securities is longer.

      OTHER ASSET-BACKED SECURITIES (all Funds except the Treasury Fund). The Funds may also invest in other asset-backed securities (unrelated to mortgage loans) such as Certificates for Automobile Receivables(C)("CARS(C)"). CARS(C) represent undivided fractional interests in a trust ("trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interest in the vehicles securing the contracts. Payments of principal and interest on CARS(C) are "passed through" monthly to certificate holders and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. If the letter of credit is exhausted, certificate holders may also experience delays in payment or losses on CARS(C) if the full amounts due on underlying sales contracts are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts, or because of depreciation, damage or loss of the vehicles securing the contracts, or other factors. For asset-backed securities, the industry standard uses a principal prepayment model, the ABS model, which is similar to the PSA described previously under "Mortgage-Related Securities." Either the PSA model, the ABS model or other similar models that are standard in the industry will be used by a Fund in calculating maturity for purposes of its investment in asset-backed securities.


      ILLIQUID SECURITIES. The Funds, except for the Strategic Dividend Fund (which has adopted a non-fundamental policy), have adopted a fundamental policy with respect to investments in illiquid securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


      In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

      The Funds may also invest in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) of the

Securities Act will be treated as liquid if determined to be liquid by the Adviser pursuant to procedures adopted by the Board.

      The Commission has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of automated systems for the trading clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. (the "NASD"). Consequently, it is the intent of the Fund to invest, pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.


      The Adviser will monitor the liquidity of restricted securities in the Funds' portfolios under the supervision of the Trustees. In reaching liquidity decisions, the Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Adviser, (3) dealer undertakings to make a market in the security; (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer), and (5) other factors, if any, which the Adviser deems relevant. The Adviser will also monitor the purchase of Rule 144A securities to assure that the total of all Rule 144A securities held by a Fund does not exceed 15% (10% with respect to the Money Market Fund and the Treasury Fund) of the Fund's average daily net assets. Rule 144A securities which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of Investment Restriction No. 3.


      SMALL CAP COMMON STOCKS. Investing by the Leaders Equity Fund and Mid Cap Equity Fund in the common shares of "smaller" companies generally entails greater risk and volatility than investing in large, well-established companies. The securities of small capitalization companies may offer greater potential for capital appreciation than the securities of larger companies since they may be overlooked by investors or undervalued in relation to their earnings power. Small capitalization companies generally are not as well known to the investing public and have less of an investor following than larger companies; thus they may provide greater opportunities for long-term capital appreciation as a result of relative inefficiencies in the marketplace.


      MID CAP COMMON STOCKS. Investing by the Mid Cap Equity Fund in the common stocks of mid-sized companies generally entails greater risk and volatility than investing in large, well-established companies. However, mid-sized companies seem to offer unique competitive advantages because, unlike companies listed on the S&P 500 Index, these companies are still in the developmental stages of their life cycles and are expected to offer the potential for more rapid growth and for capital appreciation because of their higher growth rates. In addition, in comparison with smaller companies, mid-sized companies tend to have more diversified products, markets, and better financial resources. Furthermore, mid-cap companies tend to have a more defined organizational structure and a plan for management succession. Finally, the stocks of such companies are less actively followed by securities analysts and may, therefore, be undervalued by investors.


      INVESTMENTS IN WARRANTS AND RIGHTS. The Equity Funds may invest in warrants, which in general are options to purchase equity securities at a specified price valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

      CONVERTIBLE SECURITIES. The Leaders Equity Fund, Mid Cap Equity Fund and Large Cap Equity Fund may, as an interim alternative to investment in common stocks, and the Strategic Dividend Fund may purchase investment grade convertible debt securities having a rating of, or equivalent to, at least "BBB" by Standard & Poor's Corporation ("S&P") or, if unrated, judged by the Adviser to be of comparable quality. Convertible securities may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks on an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

      The Funds may invest in convertible securities when it appears to the Adviser that it may not be prudent to be fully invested in common stocks. In evaluating a convertible security, the Adviser places primary emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion. Securities rated less than "A" by S&P may have speculative characteristics. Although lower rated bonds generally have higher yields, they are more speculative and subject to a greater risk of default with respect to the issuer's capacity to pay interest and repay principal than are higher rated debt securities. See the Appendix A for an explanation of different rating categories.

      In selecting convertible securities for the Funds, the Adviser relies primarily on its own evaluation of the issuer and the potential for capital appreciation through conversion. It does not rely on the rating of the security or sell because of a change in rating absent a change in its own evaluation of the underlying common stock and the ability of the issuer to pay principal and interest or dividends when due without disrupting its business goals. Interest or dividend yield is a factor only to the extent it is reasonably consistent with prevailing rates for securities of similar quality and thereby provides a support level for the market price of the security. The Fund may purchase the convertible securities of highly leveraged issuers only when, in the judgment of the Adviser, the risk of default is outweighed by the potential for capital appreciation.


      The issuers of debt obligations having speculative characteristics may experience difficulty in paying principal and interest when due in the event of a downturn in the economy or unanticipated corporate developments. The market prices of such securities may become increasingly volatile in periods of economic uncertainty. Moreover, adverse publicity or the perceptions of investors over which the Adviser has no control, whether or not based on fundamental analysis, may decrease the market price and liquidity of such investments. Although the Adviser will attempt to avoid exposing the Funds to such risks, there is no assurance that it will be successful or that a liquid secondary market will continue to be available for the disposition of such securities.



            INVESTMENT COMPANY SECURITIES (all Funds). Each Fund may invest in securities issued by other investment companies including shares of the Money Market Fund and the Treasury Fund (in the case of the Portfolios, each Portfolio may invest in all Funds). Such securities will be acquired by the Funds within the limits prescribed by the 1940 Act. The Funds may also invest in various exchange traded funds ("ETFs"), subject to the Fund's investment objective, policies and strategies. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector or a particular segment of a securities index or market sector. Some types of ETFs are:



      - "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.



      - "Qubes" (QQQ), are securities that represent ownership in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

      - "iShares" which are a family of over seventy ETFs that are designed to track the performance of specific indexes.



      - "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a Fund can hold the group of stocks as one asset or unbundled the stocks and trade them separately, according to the Fund's investment strategies.



      INVESTMENTS IN SMALL, UNSEASONED COMPANIES. The Leaders Equity Fund, Large Cap Equity Fund and Mid Cap Equity Fund may invest in small-unseasoned companies. The securities of small, unseasoned companies may have a limited trading market, which may adversely affect their dispositions and can result in their being priced lower than might otherwise be the case. If other investment companies and investors who invest in such issuers trade the same securities when the Fund attempts to dispose of its holdings. The Fund may receive lower prices than might otherwise be obtained.


      CORPORATE REORGANIZATIONS. The Leaders Equity Fund, Mid Cap Equity Fund and Large Cap Equity Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Adviser, there is reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by the Funds.

      In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately after the announcement of the offer or proposal. However, the increased market price of such securities may still discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction, or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offerer as well as the dynamics of the business climate when the offer or proposal is in process.


      In making such investments, each Fund will not violate any of its diversification requirements or investment restrictions, including the requirement that, except for the investment of up to 25% of its total assets in any one company or industry, not more than 5% of its total assets may be invested in the securities of any one issuer. Since such investments are ordinarily short term in nature, they will tend to increase the turnover ratio of the Funds, thereby increasing its brokerage and other transaction expenses as well as making it more difficult for the Funds to meet the tests for favorable tax treatment as a "Regulated Investment Company" specified by the Internal Revenue Code (see the Prospectuses, "Dividends, Distributions and Federal Income Taxes"). The Adviser intends to select investments of the type described which in its view, have a reasonable prospect of capital appreciation which is significant in relation to both the risk involved and the potential of available alternate investments as well as monitor the effect of such investments on the tax qualification tests of the Internal Revenue Code.



      SHORT SALES. The Mid Cap Equity Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund expects to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique.



      When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.



      The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. Government securities or other highly liquid securities. The Fund will also be required to deposit similar collateral with its Custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from whom it borrowed the security regarding payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.


      If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although a Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

      The market value of the securities sold short of any one issuer will not exceed either 5% of a Fund's total assets or 5% of such issuer's voting securities. Each Fund will not make a short sale, if, after giving effect to such sale, the market value of all securities sold short exceeds 20% of the value of its assets or the Fund's aggregate short sales of a particular class of securities exceeds 20% of the outstanding securities of that class. Each Fund may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the identical security.


      REVERSE REPURCHASE AGREEMENTS (Equity Funds only). The Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Funds would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed upon date and price. The Funds intend to enter into reverse repurchase agreements only to avoid selling securities during market conditions deemed unfavorable by the Adviser to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as are consistent with the Fund's investment objective having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.


      ZERO COUPON SECURITIES AND STRIPS (all Funds). The Funds, except the Treasury Fund, may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.


      The Funds may invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently. Under the STRIPS (Separate Trading of Registered Interest and Principal of Securities) program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. The interest component of STRIPS may be more volatile than that of U. S. Treasury bills with comparable maturities. The U.S. Treasury Money Market Fund is not permitted to invest any other stripped securities other than STRIPS described above.



      Currently federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on such security that accrues that year, even though the holder receives no cash payments of interest during the year.

      REITS. The Strategic Dividend Fund may invest in REITs. Real estate investment trusts, or REITs, are pooled investment vehicles that own, and usually operate, income-producing real estate. Some REITs also finance real estate. If a REIT meets certain requirements under the Code, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders for federal income tax purposes. Therefore, REITs tend to pay higher dividends than other issuers.



REITs can be divided into three basic types: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property. They derive their income primarily from rents received and any profits on the sale of their properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive most of their income from mortgage interest payments. As its name suggests, Hybrid REITs combine characteristics of both Equity REITs and Mortgage REITs.



An investment in a REIT is subject to the risks that impact the value of the underlying assets of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for preferential treatment under the Code. REITs are also subject to default by borrowers and self-liquidation, and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended, inflation, and changes in market interest rates.


      PORTFOLIO TURNOVER. Purchases and sales are made for the Funds whenever necessary, in the Adviser's opinion, to meet each Fund's objectives. Portfolio turnover may involve the payment by the Funds of dealer spreads or underwriting commissions, and other transaction costs, on the sale of securities, as well as on the reinvestment of the proceeds in other securities. The greater the portfolio turnover the greater the transaction costs to the Fund which will increase the Fund's total operating expenses. Increased portfolio turnover may increase the likelihood of additional capital gains for the Fund. Each of the Leaders Equity Fund, the Mid Cap Equity Fund, the Strategic Dividend Fund and Large Cap Equity Fund does not anticipate that its annual portfolio turnover rate will exceed 200%, 200%, 100% and 100% respectively. The portfolio turnover rate is not expected to exceed 250% for the Short Term Fund and 150% for the Intermediate Fund.

                             INVESTMENT RESTRICTIONS


      The following investment restrictions are fundamental policies of all Funds except as noted. Fundamental investment restrictions may be changed with respect to a particular Fund only by the vote of a majority of the outstanding shares of that Fund (as defined under "Shares of Beneficial Interest" in this SAI).


      None of the Funds, except where indicated, may:

      (1) purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry (except for the Money Market Fund, which will not be limited in its investments in obligations issued by the domestic banking industry, and the Portfolios, each of which will not be limited in its investments in the mutual fund industry), provided that this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

      (2) underwrite securities of other issuers, except to the extent that the purchase of otherwise permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Funds' investment program may be deemed to be an underwriting;

      (3) except for the Strategic Dividend Fund, invest more than 15% (10% in the case of the Money Market Fund and the Treasury Fund) of the current value of its net assets in repurchase agreements maturing in more than seven days, in fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, or in securities or other assets which the Board of Trustees determines to be illiquid securities or assets. For purposes of this restriction, securities issued pursuant to Rule 144A or section 4(2) may be considered to be liquid pursuant to guidelines adopted by the Board of Trustees;

      (4) acquire securities for the purpose of exercising control or management over the issuers thereof;

      (5) purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;


      (6) invest in shares of other open-end, management investment companies, beyond the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment.;


      (7) make loans or lend its portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of a Fund's total assets;


      (8) purchase or sell real estate (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts; except that the Funds may enter into financial futures contracts and may write call options and purchase call and put options on financial futures contracts as generally described in the Prospectuses and this SAI;


      (9) purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for "margin" payments in connection with financial futures contracts and options on futures contracts) or (except for the Mid Cap Equity Fund) make short sales of securities; or

      (10) issue senior securities or otherwise borrow, except that each Fund may borrow from banks up to 33 1/3% of the current value of its total assets and these borrowings may be secured by the pledge of up to 33 1/3% of the current value of its total assets; and provided further that a Fund may acquire when-issued securities, enter into other forward contracts to acquire securities, and enter into or acquire financial futures contracts and options thereon when the Fund's obligation thereunder, if any, is "covered" (i.e., the Fund establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Fund's obligations and marks-to-market daily such collateral).


      No Fund (except for the Strategic Dividend Fund and the Portfolios) may, with respect to 75% (100% with respect to the Money Market Fund and the Treasury
Fund) of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of any issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer provided however, the Money Market Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days after the acquisition thereof. The Strategic Dividend Fund generally will not invest more than 15% of its total assets in illiquid securities.


      If any percentage limitation described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction. However, should a change in net asset value or other external events cause the Fund's investments in illiquid securities to exceed the limitation set forth in the Fund's Prospectus, the Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, the Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

CODES OF ETHICS


      The Trust, the Distributor, the Adviser, and the Sub-Adviser have each adopted Codes of Ethics designed to prevent affiliated persons of the Trust, the Distributor and the Adviser/sub-Adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds. Each Code permits covered personnel to trade in securities in which the Funds may invest, subject to various restrictions and reporting requirements. The Compliance Officer or designee has the responsibility for interpreting the provisions of the Codes, for adopting and implementing Procedures for the enforcement of the provisions of the Codes, and for determining whether a violation has occurred. In the event of a finding that a violation has occurred, the Compliance Officer or designee shall take appropriate action. The Trust, the Adviser/Sub-Adviser and the Distributor have developed procedures for administration of the Codes.


                             MANAGEMENT OF THE FUNDS

      The Trust's Board of Trustees is responsible for the overall management of the Funds, including general supervision and review of its investment activities. The names of the Trustees, their addresses, ages, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee and executive officer who is an "interested person" (as defined in the 1940 Act) and each non-interested Trustee are set forth below:


                                                                                                 NUMBER
                                                                                                OF PORT-
                                                                                               FOLIOS IN
                                             TERM OF                                              FUND             OTHER
                              POSITION(s)   OFFICE AND                                          COMPLEX          DIRECTOR-
                                  HELD      LENGTH OF                                           OVERSEEN           SHIPS
                                WITH THE      TIME           PRINCIPAL OCCUPATION(s) DURING        BY             HELD BY
NAME, ADDRESS, AND AGE           TRUST       SERVED                   PAST 5 YEARS              TRUSTEE           TRUSTEE
-----------------------       ----------   -----------       ------------------------------    ----------        ---------
NON-INTERESTED TRUSTEES

James H. Daughdrill, III,      Trustee      Indefinite       President and Chief Executive          11               N/A
* 1                                         1/05 to          Officer, The Walker Companies,
Age 51                                      present          1991-present; Manager, Horizon
2829 Lakeland Drive                                          Income  Enhancement Fund L.P.
Suite 1600
Jackson, MS 39232

Joe J. Powell III *            Trustee      Indefinite       Founder, Director and President,       11               N/A
Age 52,                                     11/02 to         Maximum Information Technology,
417 Glenway Drive                           present          Inc., 2000 to present.
Jackson, MS 30602

Walter P. Neely, Ph.D.,*       Trustee      Indefinite       Professor and Consultant,              11               N/A
CFA,                           and          5/92 to          Millsaps College, Jackson,
Age 61,                        Chair-man    present          Mississippi, since 1980.
1701 North State Street,
Jackson, MS 39210

Shirley F. Olson,  *           Trustee      Indefinite       Consultant, The Olson Consulting       11               N/A
Age: 59,                                    1/05             Group LLC, 1997- present.
70 St. Andrews Place,
Jackson, MS 39211

INTERESTED TRUSTEE

Walter B. Grimm2               Trustee      Indefinite       Formerly, Senior VicePresident    11                **
Age: 61,                                    9/98 to          of BISYS Fund Services --
5425 Stockton Ct.                           present          employed from 6/92 to 9/05.
Powell, OH 43065S



*     Member of the Audit Committee and Nominating Committee.


1 Mr. Daughdrill serves as President and CEO of a group of affiliated entities doing business as the Walker Companies ("Walker"). He does not own any stock of Walker. One of the entities in Walker ("the Walker Entity"), had a $2,500,000 unsecured line of credit, which expired on August 1, 2005, with Trustmark National Bank ("TNB"). The Funds' Adviser is a wholly owned subsidiary of TNB. The lineof credit was used for funding short-term investments. The highest amount outstanding on the line of credit during the period from December 31, 2003 to December 31, 2005 was $1,000,000. The rate of interest charge was 90-day LIBOR plus 2.00%, adjusted quarterly. In addition, the Walker Entity has a $3,050,000 loan with TNB secured by a first deed of trust on certain real property owned by the Walker Entity. The loan was used to finance a land purchase held for investment purposes. The balance outstanding as of March 30, 2006 was $1,558,181. The highest amount outstanding on the loan during the period December 31, 2005 was $3,050,000. The rate of interest charged is 90-day LIBOR plus 2.25, adjusted quarterly.



2 Mr. Grimm may be deemed to be an "interested person," as defined by the 1940 Act because of his former employment with BISYS Fund Services. Mr. Grimm also serves as a director or trustee of the following fund groups: American Performance Funds, The Coventry Group, Legacy Funds and The Coventry Funds Trust.



Principal Officers



        NAME, ADDRESS,          POSITION(s) HELD WITH THE     TERM OF OFFICE AND LENGTH       PRINCIPAL OCCUPATION(s)
           AND AGE                       TRUST                    OF TIME SERVED               DURING PAST 5 YEARS
--------------------------      -------------------------     -------------------------       -----------------------
Duane Dewey,                    President of the Trust       Indefinite, 8/05 to present    President, Trustmark
Age: 47,                                                                                    Wealth Management Group
1701 Lakeland                                                                               2003 to present; Managing
DriveJackson, MS 39216                                                                      Director/Senior Vice
                                                                                            President, Provident
                                                                                            Financial Advisors, 1997
                                                                                            to 2003.

Curtis Barnes,                  Secretary of the Trust       Indefinite, 5/99 to present    Vice President, Legal
Age 52,                                                                                     Services, BISYS Fund
100 Summer                                                                                  Services - employee since
Street, suite 1500,                                                                         1995.
Boston, Ma 01867 May

Chris Sabato,                   Treasurer of the Trust       Indefinite, 11/04 to           Vice President, Fund
Age 37,                                                      present                        Administration, BISYS Fund
3435 Stelzer Road, Columbus,                                                                Services - Employee since
OH                                                                                          February 1993.

Teresa Dollar                   Vice President of the Trust  Indefinite, 11/04 to           First Vice President,
Age:41                                                       present                        Trustmark National Bank
1701 Lakeland Drive                                                                         (2000 to present).
Jackson, MS 39216

Alaina Metz                     Assistant Secretary          Indefinite, 11/96 to            Vice President, BISYS
  Age:  39                                                   present                        Fund Services (2002 -
  3435 Stelzer Rd.                                                                          present); Chief
  Columbus, OH 43219                                                                        Administration Officer,
                                                                                            BISYS Fund Services. (1995
                                                                                            - 2002)

George Stevens                  Chief Compliance Officer     One year, 9/05 to present      From September 1996 to
Age 55,                         of the Trust and                                            present, employee of BISYS
3435 Stelzer Road,              Anti-Money Laundering                                       Fund Services; currently,
Columbus, OH                    Officer                                                     Vice President





      As required by law, for as long as the Trust has a Distribution Plan, the selection and nomination of Trustees who are not "interested persons" of the Trust will be made by such disinterested Trustees. See "Rule 12b-1 Distribution Plan" in this SAI.


      Trustees of the Trust who are not affiliated with the Distributor or the Adviser receive from the Trust an annual fee of $6,000 and a fee of $2,750 for each Board of Trustees meeting attended and a fee of $1,000 for each Committee meeting attended. Trustees who are affiliated with the Distributor or the Adviser do not receive compensation from the Trust but all Trustees are reimbursed for all out-of-pocket expenses relating to attendance at meetings. In addition to the Board meeting fee, the Chairman receives an annual fee of $2,000. In addition to the committee meeting fee, the Audit Committee Chairman receives an annual fee of $1,000.



      The Trust has an Audit Committee, consisting of all of the Independent Trustees. As set forth in its charter, the primary duties of the Trust's Audit Committee are: 1) to recommend the selection, retention or termination of auditors and to evaluate the independence of auditors, 2) to meet with the Trust's independent auditors as necessary, 3) to consider the effect upon each Fund of any changes in accounting principles or practices proposed by the Adviser or the auditors, 4) to review the fees charged by the auditors for audit and non-audit services, 5) to investigate improprieties or suspected improprieties in Fund and Adviser operations, 6) to review the findings of SEC examinations and consult with Trustmark on appropriate responses, 7) to review any violations of the Code of Ethics for the Funds and any other service provider required to have its employees report personal securities trades, 8) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate, and 9) to review any proposed plans of merger, sale, acquisitions, conversions or other similar transactions for the Funds and report its findings and recommendations to the Board. The Audit Committee met three times during the fiscal year ended May 31, 2006.



      The Trust also has a Nominating and Governance Committee that is comprised of the Independent Trustees. The Nominating and Governance Committee has adopted a charter, which sets forth its primary duties as follows: (1) evaluate the qualifications of potential interested and non-interested Trustees; (2) to establish policies and procedures for the review of shareholder recommended nominees; (3) make recommendations to the full Board for membership on Board committees; and (4) review the Board's committee structure and duties. The Nominating and Governance Committee Charter identifies evaluation criteria for trustee candidates. The Nominating and Governance Committee met two times during the fiscal year ended May 31, 2006. The Committee will consider candidates submitted by shareholders or from other sources it deems appropriate. Any recommendation should be submitted to the Secretary of the Trust. Any submission should include at a minimum the following information: as to each individual proposed for election or re-election as trustee, the name, age, business address, residence address and principal occupation or employment of such individual, the class, series and number of shares of stock of the Trust that are beneficially owned by such individual, the date such shares were acquired, whether such stockholder believes such individual is, or is not, an "interested person" of the Trust (as defined in the 1940 Act), and information regarding such individual that is sufficient, in the discretion of the Committee, to make such determination, and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required, in each case pursuant to Regulation 14A (or any successor provision) under the Securities Exchange Act of 1934 ("the Exchange Act"), as amended, and the rules thereunder (including such individual's written consent to being named in the proxy statement as a nominee and to serving as a director (if elected)). Any such submission, in order to be considered for inclusion in the Trust's proxy statement, should be submitted within a reasonable time (120 days) before the Trust begins to print and mail its proxy statement.

      The following table sets forth-total compensation paid to Trustees for the fiscal year ended May 31, 2006. Except as disclosed below, no officer or person affiliated with the Funds received compensation from the Funds for the fiscal year ended May 31, 2006 in excess of $60,000. Messrs. Sabato, Stevens and Barnes and Ms. Metz are employees of the Distributor.* Ms. Dollar and Mr. Dewey are employees of the Adviser.


                               COMPENSATION TABLE


                                                                  PENSION OR
                                                                  RETIREMENT       ESTIMATED
                                                               BENEFITS ACCRUED      ANNUAL            TOTAL
                                               AGGREGATE          AS PART OF        BENEFITS     COMPENSATION FROM
                                           COMPENSATION FROM         FUND             UPON         REGISTRANT AND
NAME OF PERSON, POSITION                    THE REGISTRANT         EXPENSES        RETIREMENT       FUND COMPLEX
------------------------                    --------------                                          ------------
James H. Daughdrill, Trustee                    $24,000                                                 $24,000


Shirley F. Olson, Trustee                       $24,000                                                 $24,000

Walter P. Neely, Ph.D., CFA Trustee             $26,000                                                 $26,000

Joe J. Powell III, Trustee                      $25,000                                                 $25,000

Walter B. Grimm, Trustee**                      $ 8,500                                                 $ 8,500


----------------

* Mr. Stevens serves as Chief Compliance Officer whose compensation is reviewed and approved by the Board and paid by BISYS subject to a Compliance Services Agreement between BISYS and the Trust ("CS Agreement"). The fee paid pursuant to the CS Agreement by the Funds is not indicative of the total compensation received by Mr. Stevens.



** Mr. Grimm did not begin receiving compensation as Trustee until after his term of employment with BISYS ended.





      No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Adviser or the principal underwriter of the Trust (not including registered investment companies). Set forth in the table below is information regarding each non-interested Trustee's (and his immediate family members') share ownership in securities of the Adviser, the principal underwriter of the Trust, and any entity controlling, controlled by or under common control with the Adviser or principal underwriter of the Trust (not including registered investment companies).

Name of                        Name of Owners and                                Title of        Value of
Non-Interested Trustee         Relationships to Trustee         Company            Class        Securities
----------------------         ------------------------         -------            -----        ----------
James H. Daughdrill                        None                   None             None            None
Shirley F. Olson                           None                   None             None            None
Joe J. Powell, III                         None                   None             None            None
Walter P. Neely                            None                   None             None            None




      No non-interested Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; (ii) any securities interest in the principal underwriter of the Trust or the Adviser or their affiliates (other than the Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

      -     the Funds;

      -     an officer of the Funds;

      - an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;

      - an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;

      -     the Adviser or principal underwriter of the Funds;

      -     an officer of the Adviser or principal underwriter of the Funds;

      - a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds.


      For the year ended December 31, 2005, the dollar range of equity securities owned beneficially by each Trustee in the Funds and in any registered investment company overseen by the Trustees within the same family of investment companies as the Funds is as follows:


INTERESTED TRUSTEES


                                                                           AGGREGATE DOLLAR RANGE OF EQUITY
                                                                             SECURITIES IN ALL REGISTERED
                                                                           INVESTMENT COMPANIES OVERSEEN BY
                                      DOLLAR RANGE OF EQUITY               TRUSTEE IN FAMILY OF INVESTMENT
      NAME OF TRUSTEE                 SECURITIES IN THE FUNDS                         COMPANIES
      ---------------                 -----------------------              ---------------------------------
Walter B. Grimm                                       0                                   0


INDEPENDENT TRUSTEES


                                                                           AGGREGATE DOLLAR RANGE OF EQUITY
                                                                             SECURITIES IN ALL REGISTERED
                                                                           INVESTMENT COMPANIES OVERSEEN BY
                                      DOLLAR RANGE OF EQUITY               TRUSTEE IN FAMILY OF INVESTMENT
      NAME OF TRUSTEE                 SECURITIES IN THE FUNDS                         COMPANIES
      ---------------                 -----------------------              ---------------------------------
James H. Daughdrill III*                        over $100,000                       over $100,000
                                                      $0                                  $0
Joe J. Powell, III
Shirley F. Olson                                      **                                  **
Walter P. Neely, Ph.D.                         $10,001-$50,000                      $10,001-$50,000


*     Represents beneficial ownership by immediate family.


**    Effective September 18, 2006, $50,001-$100,000.



      The Officers of the Trust receive no compensation directly from the Trust for performing the duties of their office. BISYS Fund Services Ohio, Inc. ("BISYS) may receive fees pursuant to the Distribution and Shareholder Services Plan and the Administrative Services Plan. BISYS receives fees from the Funds for acting as administrator and transfer agent and for providing certain fund accounting services. Messrs. Barnes, Stevens and Sabato are employees of BISYS. Mr. Dewey and Ms. Dollar are employees of Trustmark.



      As of September 1, 2006, Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust.

      THE ADVISER. Trustmark, located at 1701 Lakeland Drive, Jackson, Mississippi 392016, provides investment advisory services to the Funds and the Portfolios. Trustmark is a wholly owned subsidiary of Trustmark National Bank. Pursuant to an Assumption Agreement dated June 1, 2002, Trustmark assumed all duties of Trustmark National Bank and Trustmark Investment Advisers, Inc. which had provided investment advisory services to the Funds since their inception pursuant to a Master Investment Advisory Contract and an Assumption Agreement dated April 25, 2001, respectively, with the Trust (the Assumption Agreement and Master Investment Advisory contract are collectively referred to as the "Advisory Contracts"). Subject to such policies determined by the Trust's Board of Trustees, Trustmark makes investment decisions for the Funds.


      Trustmark National Bank is a wholly owned subsidiary of Trustmark Corporation, a bank holding company. Trustmark National Bank is a national banking association, which provides a full range of banking and trust services to clients.

      The Advisory Contracts provide that the Adviser shall furnish to the Funds investment guidance and policy direction in connection with the daily portfolio management of each Fund. Pursuant to the Advisory Contracts, the Adviser furnished to the Board of Trustees, periodic reports on the investment strategy and performance of each Fund.

      The Adviser has agreed to provide to the Funds, among other things, money market security and fixed income research, and analysis, statistical and economic data and information concerning interest rate and security market trends, portfolio composition and credit conditions.


      The Advisory Contracts will continue in effect for more than two years, provided the continuance is approved annually, (i) by the holders of a majority of the respective Fund's outstanding voting securities (as defined in the 1940
Act), or by the Trust's Board of Trustees, and (ii) by a majority of the trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned. See "Renewal of Investment Advisory Contracts" below.



      For the advisory services it provides to the Funds, Trustmark may receive fees based on average daily net assets up to the following annualized rates: the Treasury Fund, 0.30%; the Money Market Fund, 0.30%; the Short Term Fund, 0.40%; the Intermediate Fund, 0.50%; the Strategic Dividend Fund, 0.75%; the Large Cap Equity Fund, 0.60%; the Mid Cap Equity Fund, 0.75%; the Leaders Equity Fund, 1.00%; the Growth Portfolio, 0.25%; the Moderate Portfolio, 0.25%; and the Conservative Portfolio, 0.25%.



      OCM, One Shell Plaza, 701 Poydras Street, Suite 3800, New Orleans, LA 70139, serves as Sub-Adviser to the Strategic Dividend Fund pursuant to a sub-advisory agreement among the Trust, Trustmark and OCM. Pursuant to the sub-advisory agreement, OCM will provide day-to-day management of the Fund's portfolio. Under the Agreement, the Trust will pay OCM a fee of 0.40% of the Fund's average net assets. For the fiscal year ended May 31, 2005, OCM was entitled to and waived sub-advisory fees of $13,544 and $0, respectively. For the fiscal year ended May 31, 2006, OCM was entitled to and waived sub-advisory fees of $78,875.80 and $0, respectively.



      For the fiscal years ended May 31, 2004, May 31, 2005 and May 31, 2006 Trustmark, and/or Trustmark Financial Services, Inc. were entitled to and waived advisory fees as listed below*:



                                             TRUSTMARK ENTITLED                                 TRUSTMARK WAIVED
                                    2004            2005            2006             2004            2005           2006
                                    ----            ----            ----             ----            ----           ----
The Money Market Fund            $1,571,505      $1,588,103      $1,547,991       $26,1,914      $  266,049      $  222,448

The Short Term Fund                 386,568         328,039         395,831              --              --              --
The Intermediate Fund               409,237         401,963         299,407          40,923          40,197          26,161
The Strategic Dividend Fund                          60,934         210,181                          43,665          62,280
The Large Cap Equity Fund           633,190         588,740         528,611              --              --              --
The Mid Cap Equity Fund             646,760         673,819         773,916              --              --              --
The Leaders Equity Fund             279,357         372,814         497,836          90,442         110,677         109,986
The Growth Portfolio                 12,091          19,759          24,007          12,091          19,759           8,811
The Moderate Portfolio               12,047          26,496          32,058          12,047          26,496          11,829
The Conservative Portfolio           10,964          16,951          20,738          10,964          16,951           7,757

* no information is provided for the Treasury Fund which had no operations during the reporting period.


      Trustmark National Bank also serves as Custodian for each of the Funds. See "Custodian." BISYS Fund Services Ohio, Inc. ("BISYS") and its affiliates, located at 3435 Stelzer Road, Columbus, OH 43219, serve as the Funds' transfer agent and provides certain administrative, shareholder servicing and fund accounting services for each Fund.



      The Adviser periodically may voluntarily or contractually reduce all or a portion of its fee with respect to any Fund to increase the net income of one or more of the Funds available for distribution as dividends. In this regard, the Adviser has entered into an expense limitation agreement with certain of the Funds (each an "Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreements, the Adviser has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each Fund to the limits described below. Please note that the waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.



      The Adviser may request and receive reimbursement from the Fund of the advisory fees waived or limited and other expenses reimbursed by the Adviser pursuant to the Expense Limitation Agreement at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth below. No reimbursement will be made unless the total annual expense ratio of the Fund making such reimbursement is less than the limit set forth below. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by the Adviser is not permitted.


      The Adviser has contractually agreed to waive advisory fees, and if necessary, reimburse expenses in order to limit annual fund operating expenses for certain of the Funds of the Trust as follows:

NAME OF FUND                             EXPENSE LIMITATION FOR FUND/CLASS
------------                             ---------------------------------
Leaders Equity Fund
-Class A                                               1.50%
-Class B                                               2.25%
-Institutional Class                                   1.25%

Strategic Dividend Fund
   -  Class A                                          1.20%
   -  Institutional Class                              0.95%


Information about voluntary expense reimbursements and/or fee waivers for other Funds, if any, is disclosed in the applicable Fund's Prospectus.


COMPENSATION OF PORTFOLIO MANAGERS


Each Fund Portfolio Manager identified below is responsible for assets of the Funds as well as providing investment management services to other accounts, including corporate, pension, public, endowments, foundations, charitable and private trust and other institutional and individual clients.



Compensation of the Fund Portfolio Managers is comprised of base salary and annual incentive bonus. Each Portfolio Manager's base salary is fixed and is based on industry comparisons and manager experience and level of responsibility. Each Portfolio Manager's participation in the incentive bonus plan is based solely on the relative performance of each manager's key accounts. The incentive is expressed as a percentage of base salary.

As of May 31, 2006 the number of accounts and assets managed by the Funds/Portfolios management teams are as follows:






                                      NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
                                   --------------------------------------------------------------------------
                                   REGISTERED INVESTMENT        OTHER POOLED INVESTMENT
                                       COMPANIES                        VEHICLES               OTHER ACCOUNTS
TRUSTMARK
Kelly Collins                                   2                          0                           83
Ben Edwards                                     4                          0                          103
Heath Jordan                                    1                          0                           62
Douglas Muenzenmay                              2                          0                           93
Douglas H. Ralston                              3                          0                           56
Jonathan Rogers                                 1                          0                            0
                                                               ORLEANS CAPITAL MANAGEMENT
Rodney Abele                                    1                          0                          127
Emily Becker                                    1                          0                           69
Farrell Crane                                   1                          0                           77
Louis Crane                                     1                          0                           81



      Number of Accounts and Assets for Which Number of Accounts and Assets for Which Advisory Fee is Performance Based



TRUSTMARK
Kelly Collins                                              0                                           0
Ben Edwards                                                0                                           0
Heath Jordan                                               0                                           0
Douglas Muenzenmay                                         0                                           0
Douglas H. Ralston                                         0                                           0
Jonathan Rogers                                            0                                           0
OCM
Rodney Abele                                               0                                           0
Emily Becker                                               0                                           0
Farrell Crane                                              9                                 $86,408,445
Louis Crane                                                9                                 $86,408,445





              PORTFOLIO MANAGER BENEFICIAL OWNERSHIP OF FUND SHARES


A Portfolio Manager's beneficial ownership of a Fund is defined as the Portfolio Manager having the opportunity to share in any profit from transactions in the Fund, either directly or indirectly, as the result of any contract, understanding, arrangement, relationship or otherwise. Therefore, ownership of Fund shares by members of the Portfolio Manager's immediate family or by a trust of which the Portfolio Manager is a trustee could be considered ownership by the Portfolio Manager. The reporting of Fund share ownership in this SAI shall not be construed as an admission that the Portfolio Manager has any direct or indirect beneficial ownership in the Fund listed. The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the Funds' portfolio managers at the end of each Fund's most recent fiscal year:

                                      LEADERS EQUITY               LARGE CAP FUND               MID CAP FUND
TRUSTMARK
Kelly Collins                                n/a                          n/a                          n/a
Ben Edwards                           $ 10,000-$50,000                    n/a                          n/a
Heath Jordan                             under $10,000                    n/a                          n/a
Douglas Muenzenmay                    $ 10,000-$50,000              $10,000-$50,000                under $10,000
Douglas H. Ralston                    $50,000-$100,000             $50,000-$100,000             $50,000-$100,000
Jonathan Rogers                              n/a                          n/a                          n/a
OCM
Rodney Abele                                 n/a                          n/a                          n/a
Emily Becker                                 n/a                          n/a                          n/a
Farrell Crane                                n/a                          n/a                          n/a
Louis Crane                                  n/a                          n/a                          n/a






                                      MONEY MARKET              SHORT TERM GOV'T        INTERMEDIATE TERM INCOME
TRUSTMARK
Kelly Collins                          $    0                       $    0                          n/a
Ben Edwards                               n/a                          n/a                          n/a
Heath Jordan                              n/a                          n/a                          n/a
Douglas Muenzenmay                        n/a                          n/a                          n/a
Douglas H. Ralston                        n/a                          n/a                          n/a
Jonathan Rogers                           n/a                          n/a                   $10,000- $50,000
OCM                                       n/a
Rodney Abele                                                           n/a                          n/a
Emily Becker                              n/a                          n/a                          n/a
Farrell Crane                             n/a                          n/a                          n/a
Louis Crane                             1 n/a                          n/a                          n/a



                                    STRATEGIC DIVIDEND           GROWTH PORTFOLIO             MODERATE PORTFOLIO
TRUSTMARK
Kelly Collins                                n/a                      $    0                       $    0
Ben Edwards                                  n/a                         n/a                          n/a
Heath Jordan                                 n/a                         n/a                          n/a
Douglas Muenzenmay                           n/a                         n/a                          n/a
Douglas H. Ralston                           n/a                         n/a                          n/a
Jonathan Rogers                              n/a                      $    0                       $    0
OCM
Rodney Abele                         $ 100,00-$500,000                   n/a                          n/a
Emily Becker                         $ 50,000-$100,000                   n/a                          n/a
Farrell Crane                        $  10,000-$50,000                   n/a                          n/a
Louis Crane                          $100,000-$500,000                   n/a                          n/a



                                CONSERVATIVE PORTFOLIO
TRUSTMARK
Kelly Collins                           $      0
Ben Edwards                                  n/a
Heath Jordan                                 n/a
Douglas Muenzenmay                           n/a
Douglas H. Ralston                           n/a
Jonathan Rogers                         $      0
OCM
Rodney Abele                                 n/a
Emily Becker                                 n/a
Farrell Crane                                n/a
Louis Crane                                  n/a

            ADMINISTRATOR. The Funds entered into an Administration Agreement with BISYS. Under the contract, BISYS provides management and administrative services necessary for the operation of the Funds, furnishes office space and facilities and pays the compensation of the Trust's officers affiliated with BISYS. For these administrative services; prior to October 1, 2005 BISYS was entitled to a monthly fee at the annual rate of 0.07% (7 basis points) of the total assets of each Fund; and, effective as of October 1, 2005, BISYS is entitled to a monthly fee at the following annual rates:



The Money Market Fund                                6 basis points
The U.S. Treasury Money Market Fund                  7 basis points
The Short Term Fund                                  7 basis points
The Intermediate Fund                                6 basis points
The Strategic Dividend Fund                          6 basis points
The Large Cap Equity Fund                            7 basis points
The Mid Cap Equity Fund                              7 basis points
The Leaders Equity Fund                              6 basis points
The Growth Portfolio                                 5 basis points
The Moderate Portfolio                               5 basis points
The Conservative Portfolio                           5 basis points



      For the fiscal year ended May 31, 2006, BISYS earned fees totaling $325,638, $69,270, $38,136, $17,590, $61,671, $72,232, $31,382, $5,472, $7,313
and $4,738 from the Money Market Fund, the Short Term Fund, the Intermediate Fund, the Strategic Dividend Fund, the Large Cap Equity Fund, the Mid Cap Equity Fund, the Leaders Equity Fund, the Growth Portfolio, the Moderate Portfolio and the Conservative Portfolio, respectively. During the same period, BISYS waived administration fees of $670, $901 and $591 for, the Growth Portfolio, the Moderate Portfolio and the Conservative Portfolio, respectively.*


      For the fiscal year ended May 31, 2005, BISYS earned fees totaling $692,345, $107,533, $105,660, $8,716, $129,106, $116,768, $47,902, $10,088,
$13,421 and $8,599 from the Money Market Fund, the Short Term Fund, the Intermediate Fund, the Strategic Dividend Fund, the Large Cap Equity Fund, the Mid Cap Equity Fund, the Leaders Equity Fund, the Growth Portfolio, the Moderate Portfolio and the Conservative Portfolio, respectively. During the same period, BISYS waived administration fees of $321,791, $6,136, $8,121 and $5,209 for the Money Market Fund, the Growth Portfolio, the Moderate Portfolio and the Conservative Portfolio, respectively.*

      For the fiscal year ended May 31, 2004, BISYS earned fees totaling $785,762, $144,964, $122,772, $158,300, $129,353, $41,904, $7,255, $7,228 and
$6,578 from the Money Market Fund, the Short Term Fund, the Intermediate Fund, the Large Cap Equity Fund, the Mid Cap Equity Fund, the Leaders Equity Fund, the Growth Portfolio, the Moderate Portfolio and the Conservative Portfolio, respectively. During the same period, BISYS waived administration fees of $419,071, $4,836, $4,819 and $4,385 for the Money Market Fund, the Growth Portfolio, the Moderate Portfolio and the Conservative Portfolio, respectively.
**




* No information is provided for the Treasury Fund, which had no operations during the reporting periods.

**    No information is provided for the Treasury Fund and the Strategic
Dividend Fund, which had no operations during the reporting periods.


      On September 26, 2006, BISYS consented to the entry of a cease-and-desist order by the SEC (the "SEC Order") in connection with certain arrangements between BISYS and certain mutual fund advisers pertaining to the advisers' use of fund assets for marketing and other expenses incurred by the advisers. Under the SEC Order, BISYS has agreed, among other things, to disgorge to the affected mutual fund families approximately $9.7 million plus prejudgment interest of approximately $1.7 million and to pay a civil money penalty of $10 million. The impact, if any, of the SEC Order on the Funds has not yet been determined.


      Under a Compliance Services Agreement between the Trust and BISYS, BISYS makes a BISYS employee available to serve as the Trust's Chief Compliance Officer. Under the Agreement, BISYS also provides infrastructure and support in implementing the written policies and procedures comprising the Fund Compliance Program. This includes providing support services to the Chief Compliance Officer, developing standards for reports to the Board by BISYS and other Service Providers, and assisting in preparing or providing documentation for the Board to make findings and conduct reviews pertaining to the Fund Compliance Program and related policies and procedures of Fund service providers. The Agreement also covers arrangements under which BISYS employees serve the Trust in certain other officer capacities, which may include the Chief Financial Officer. BISYS pays the salary and other compensation earned by any such individuals as employees of BISYS.




                              PROXY VOTING POLICIES

      The Funds have adopted Proxy Voting Policies that delegate the responsibility of voting proxies to Trustmark. The Proxy Voting Policies of the Fund and Trustmark are attached as Appendix B.

      INFORMATION ABOUT HOW A FUND VOTED PROXIES RELATED TO ITS PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (i) WITHOUT CHARGE, UPON REQUEST, BY CALLING 1-800-737-3676; AND (II) ON THE SEC'S WEBSITE AT HTTP:WWW.SEC.GOV. You may also obtain this information by contacting us in writing at Performance Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

                           DISTRIBUTION OF FUND SHARES


      The Distributor, located at 100 Summer Street, Suite 1500, Boston, MA 02110, serves as principal underwriter for the shares of the Funds pursuant to a Distribution Agreement. The Distribution Agreement provides that the Distributor will use its best efforts to maintain a broad distribution of the Funds' Shares among bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' Shares to individual investors. The Distributor is not obligated to sell any specific amount of shares. The Distributor pays the cost of advertising, office space and the personnel involved in such activities. Pursuant to the Distribution Agreement, the Distributor receives annual compensation of $75,000, excluding fees for certain services. As noted below under "Additional Payments," the Adviser has agreed to compensate and reimburse the Distributor for its own provision to the Funds of any distribution services for which the Funds are not authorized to compensate and reimburse the Distributor under the Funds' Distribution Plan. For the fiscal year ended May 31, 2006, the Adviser made payments to the Distributor in the amount of $56,250.


      The Distributor, at its expense, may provide additional compensation to dealers in connection with sales of Class A Shares, Class B Shares and Class C Shares of any of the Funds. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Trust, and/or other dealer-sponsored special events. In some instances, to the extent permissible, this compensation may be made available only to certain dealers. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives to locations appropriate to the purpose of the meeting for meetings or seminars of a business nature. Dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the NASD.


      The Distribution Agreement between the Trust and the Distributor dated February 21, 2006 was approved by the Trust's Board of Trustees (including a majority of such Trustees who are not interested persons of the Trust or any party to such agreement within the meaning of the 1940 Act) on February 21, 2006. Unless otherwise terminated, the Distribution Agreement will continue in effect for successive one-year periods from the date of such Agreement if approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable at any time on 60 days' written notice without penalty by either party or, by a vote of a majority of the shareholders of the Trust. The Distribution Agreement will automatically terminate in the event of any assignment as defined in the 1940 Act.

                          RULE 12B-1 DISTRIBUTION PLAN


      Pursuant to Rule 12b-1 under the 1940 Act, the Class A and B Shares of each of the Equity Funds, Income Funds and Money Market Funds and Class C shares of each Portfolio have adopted Distribution and Service Plans (the "Distribution Plans") which permits each such Class to pay certain expenses associated with the distribution of its shares. Such expenses may not exceed, on an annual basis, 0.35% of the Fund's Class A average daily net assets, and 1.00% of each Fund's Class B and Portfolios' Class C average daily net assets. These costs and expenses include: (i) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising, (ii) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses, (iii) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including promotional incentives and fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or other institution receiving such fees, (iv) costs of printing Prospectuses and other materials to be given or sent to prospective investors, and (v) such other similar services as the Board of Trustees determines to be reasonably calculated to result in the sale of shares of the Funds. The actual fee payable to the Distributor shall, within such limit, be determined from time to time by mutual agreement between the Trust and the Distributor. The Plan was adopted because of its anticipated benefits to the Funds. These anticipated benefits include: the ability to realize economies of scale as a result of increased promotion and distribution of the Funds' shares, an enhancement in the Funds' ability to maintain accounts and improve asset retention, increased stability of net assets for the Funds, increased stability in the Funds' investment positions, and greater flexibility in achieving their investment objectives. The Distributor may enter into selling agreements with one or more selling agents under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to them. The Distributor may retain any portion of the total distribution fee payable under the Plan to compensate it for the distribution-related services provided by it or to reimburse it for other distribution-related expenses. The SEC has proposed certain amendments to the Rule. If the proposed amendments are adopted, the distribution arrangement described above may have to be modified to ensure that all payments of distribution expenses are attributable to specific sales or promotional services or activities. Any other amendments to the Rule also could require amendments or revisions to the distribution arrangements described above. The Distribution Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the disinterested Trustees. Such agreements will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the proper Fund. The Distribution Plan may not be amended to increase materially the amounts payable thereunder by any Fund without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Distribution Plan may be made except by a majority of both the trustees of the Trust and the Qualified Trustees.



      For the fiscal year ended May 31, 2006, the Class B Shares of the Money Market Fund, the Intermediate Fund, the Large Cap Equity Fund, the Mid Cap Equity Fund and the Leaders Equity Fund paid $1,297, $3,519, $25,148, $13,689 and $4,862, respectively, pursuant to each Fund's Class B Distribution Plan, all of which amounts were paid to the Distributor as financing agent. Of those payments, none were made in connection with media advertising, promotional events and materials, prospectus/shareholder report printing, public relations, sales literature and website services. *



      For the fiscal year ended May 31, 2006, the Class A Shares of the Money Market Fund, the Short Term Fund, the Intermediate Fund, the Strategic Dividend Fund, the Large Cap Equity Fund, the Mid Cap Equity Fund and the Leaders Equity Fund earned $128,979, $23,676, $25,450, $4,649, $96,762 , $94,524 and $8,839
respectively and waived $37,171, $6,765, $7,271, $1,329, $27,647, $27,007, and
$2,526, respectively, pursuant to each Fund's Distribution Plan. Of the Class A Distribution Plan expenses paid in fiscal year 2006, almost entirely all of the expenses were used for broker/dealer compensation, except the following amounts were retained by the Distributor: $8,084 for the Money Market Fund, $164 for the Short Term Fund, $65 for the Intermediate Fund, $741 for the Strategic Dividend Fund, $715 for the Large Cap Equity Fund, $106 for the Mid Cap Equity Fund, and $33 for the Leaders Equity Fund. Of those payments, none were made in connection with media advertising, promotional events and materials, prospectus/shareholder report printing, public relations, sales literature and website services. *



* No information is provided for the Treasury Fund, which had no operations during the reporting periods.

      For the fiscal year ended May 31, 2006, the Class C Shares of the Growth Portfolio, Moderate Portfolio and the Conservative Portfolio earned $95,962, $128,151 and $82,875 respectively and waived $53,045, $50,580, and $46,288, respectively, pursuant to each Portfolio's Distribution Plan, all of which were payments made to dealers. Of those payments, none were made in connection with media advertising, promotional events and materials, prospectus/shareholder report printing, public relations, sales literature and website services.






      SERVICE ORGANIZATIONS. Various banks (including Trustmark), trust companies, broker-dealers (other than BISYS) or other financial organizations (collectively, "Service Organizations") also may provide administrative services for the Funds, such as maintaining shareholder accounts and records. The Funds may pay fees to Service Organizations (which vary depending upon the services provided) in amounts up to an annual rate of 0.35% of the daily net asset value of the Funds' shares owned by shareholders with whom the Service Organization has a servicing relationship, provided that no more than 0.25% of the Fund's net assets attributable to such Class may be paid to such Agent in "services fees" within the meaning of the NASD Rules. Institutional Class investors are not required to purchase shares through or maintain an account with a Service Organization.


      Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the Funds' minimum initial or subsequent investments or charging a direct fee for servicing. A Service Organization or broker or other sales-person within such Service Organization may be compensated at varying rates for the sale of one class of Fund shares as opposed to another. If imposed, these fees would be in addition to any amounts, which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult with them regarding any such fees or conditions.


      Each Fund bears all costs of its operations other than expenses specifically assumed by BISYS, or the Adviser. The costs borne by the Funds include legal and accounting expenses; Trustees' fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Funds' portfolio securities; expenses of registering and qualifying the Funds' shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares; expenses of maintaining the Funds' legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Each Fund bears its own expenses associated with its establishment as a series of Performance Funds Trust. Trust expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all of the Funds in the Trust in relation to the net assets of each Fund and are allocated to each share class based on the net assets of such share class. Class specific expenses are charged directly to the share class, which bears such expense. No payments were made to Service Organizations for the recent fiscal year end May 31, 2006, except for Institutional Class for the following Funds (except as noted): $65,589, the Short Term Fund; $39,244, the Intermediate Term Fund; $40,188, the Large Cap Equity Fund; $52,393, the Mid Cap Equity Fund; $34,727, the Leaders Equity Fund and $11, for Class A Shares of the Large Cap Equity Fund.The foregoing payments were made to Trustmark pursuant to a Service Organization Agreement which limited the maximum amount to 0.08% of each of the Class A, Class B and Institutional Class Shares. Currently, no other Service Organizations have entered into a Service Organization agreement with the Funds.


                               ADDITIONAL PAYMENTS


      The Adviser may make additional payments, out of its own resources and at no additional cost to the Funds or their shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions ("Intermediaries") in connection with the provision of administrative services and/or the distribution of the Funds' shares. No one factor is determinative of the type or amount of such additional payments to be provided and all factors are weighed in the assessment of such determination. Generally, no Intermediary is precluded from considering any of these factors in negotiating such additional payments on its behalf and, unless otherwise disclosed as a special arrangement, no Intermediary is precluded from negotiating the same or similar additional payments arrangement on the same terms as another Intermediary. The Adviser has employed the Distributor to provide certain of the services noted above at no cost to the Funds or their shareholders. As noted above, the Adviser made payments to the Distributor for the period August 15, 2005 through May 31, 2006.


                      CALCULATION OF YIELD AND TOTAL RETURN

      Current yield for the Money Market Fund and the Treasury Fund will be calculated based on the net changes, exclusive of capital changes, over a seven-day period, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

      Effective yield for the Money Market Fund will be calculated by determining the net changes, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding one, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

      Effective Yield: [(Base Period Return + 1)/(365/7)] - 1

      The yield for the Money Market Fund will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yield or total return since it is based on historical data. Yield and total return are functions of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the Fund.

      Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Fund), calculated pursuant to the following formula:

                                 P (1+T) n = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of the maximum sales charge and a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.


      As indicated in the Prospectuses, the Funds may advertise certain yield information.


      Yield for the Income Funds will be calculated based on a 30-day (or one month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                           a-b
                        YIELD = -----------------------------
                                2[(cd+1) to the 6th power -1]

(where a = hypothetical dividends and interest earned during the 30-day period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the net asset value per share on the last day of the period.) The net investment income of each of such Funds includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in such Funds' net investment income for this purpose. For purposes of sales literature, such Funds' yield also may be calculated on the basis of the net asset value per share rather than the public offering price, provided that the yield data derived pursuant to the calculation described above also are presented.

      The yield or total return for each Fund will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yield or total return since it is based on historical data. Yield and total return are functions of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund.


      In addition, investors should recognize that changes in the net asset value of shares of a Fund will affect the yield of such Fund for any specified period, and such changes should be considered together with the Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield and total return information for the Funds may be useful in reviewing the performance of a Fund and for providing a basis for comparison with investment alternatives. The yield or total return of a Fund, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield or total return.


      From time to time, the Trust may quote the Funds' performance in advertising and other types of literature as compared to the performance of the S&P 500 Index, the Dow Jones Industrial Average or any other commonly quoted index of common stock prices. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The Funds' performance also may be compared to those of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., an independent service, which monitors the performance of mutual funds.

      The Funds' comparative performance for such purposes may be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains, distributions and dividends paid, at the end of the period. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

      The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as S&P or Moody's. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare a Fund's performance with other investments, which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with other rated investments.


                      INDIVIDUAL RETIREMENT ACCOUNT ("IRA")


      A Performance Funds IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Class A, Class B, or Class C Shares for an IRA. IRA contributions may be tax-deductible and earnings are tax deferred. Under the Tax Reform Act of 1986 and Taxpayer Relief Act of 1997, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

      All Fund IRA distribution requests must be made in writing to BISYS. Any additional deposits to a Fund IRA must distinguish the type and year of the contribution.


      For more information on a Performance Funds IRA call the Funds at (800) PERFORM. Shareholders are advised to consult a tax adviser on IRA contribution and withdrawal requirements and restrictions.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


      Each of the classes of shares of the Trust's Funds is sold on a continuous basis by the Distributor, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. The Equity Funds, Income Funds and Money Market Funds offer one or more of the following classes of shares: Class A Shares, Class B Shares and Institutional Class Shares. The Portfolios offer one class of shares: Class C shares. The Prospectuses contain a general descriptions of how investors may buy shares of the Funds and state whether the Funds offer more than one class of shares. Institutional Class Shares which are not subject to sales charges or a contingent deferred sales charge ("CDSC") are available only to certain investors. See the Institutional Class Prospectus for more information. This SAI contains additional information which may be of interest to investors.



      As the Funds' principal underwriter, the Distributor acts as principal in selling Class A, Class B, and Class C Shares of the Funds to dealers. The Distributor re-allows the applicable sales charge as dealer discounts and brokerage commissions. The Distributor pays each dealer all of the sales charge it receives. As a result, broker-dealers that sell shares of the Funds may receive more revenue from the sale of Funds than from the sale of other mutual funds offered by such firms. Under federal securities laws, a broker or dealer who receives a re-allowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the Securities Act. From time to time dealers who receive dealer discounts and broker commissions from the Distributor may re-allow all or a portion of such dealer discounts and broker commissions to other dealers or brokers.



      The Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Funds of securities owned by it is not reasonably practical or
(ii) it is not reasonably practical for the Trust to determine the value of its total net assets.


      The Funds may redeem any class of Shares involuntarily if redemption appears appropriate in light of the Funds' responsibilities under the 1940 Act.

CLASS A SHARES


      As stated in the Prospectus, the public offering price of Class A Shares of the Money Market Fund and the Treasury Fund is their net asset value per share which they will seek to maintain at $1.00. The public offering price of Class A Shares of each of the other Funds is its net asset value per share next computed after the sale plus a sales charge which varies based upon the quantity purchased. The public offering price of such Class A Shares of each such Fund is calculated by dividing net asset value by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase.



      The Prospectus contains a table of applicable sales charges. Certain purchases of Class A shares may be exempt from a sales charge.



      The offering price is rounded to two decimal places each time a computation is made. The sales charge scale and dealer concessions table is in the Prospectus.


CLASS B AND C SHARES


      The public offering price of Class B Shares of each Fund is their net asset value per share. Class B Shares redeemed prior to seven years from the date of purchase may be subject to a CDSC of 1.00% to 5.00%. Class B Shares are not offered by the Short Term and Strategic Dividend Funds. The Prospectus contains a table of applicable CDSCs. Class B Shares will automatically convert into Class A shares at the end of the month eight years after the purchase date.



      The public offering price of Class C Shares of each Portfolio is its net asset value per share. Class C Shares redeemed prior to one year from the date of purchase may be subject to a CDSC of 1.00%.

      Proceeds from the CDSC and the distribution and shareholder service fees under the Distribution Plan are payable to the Distributor to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and shareholder services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to dealers and agents selling Class B shares. A dealer commission of 4.00% of the original purchase price of the Class B shares of the Fund and 1.00% of the original purchase price of the Class C shares of the Portfolio will be paid to financial institutions and intermediaries. However, the Distributor may pay a higher dealer commission at its sole discretion.



      SALES WITHOUT SALES CHARGES OR CDSC. The Funds may sell shares without a sales charge or CDSC pursuant to several different Special Purchase Plans.



      LETTER OF INTENT. The Funds may waive the sales charge on Class A Shares pursuant to a signed Letter of Intent. The Letter of Intent ("LOI") will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the LOI. An LOI may include purchase of shares made not more than 90 days prior to the date that an investor signs the LOI; however, the 13-month period during which the LOI is in effect will begin on the date of the earliest purchase to be included. An LOI is not a binding obligation upon the investor to purchase the full amount indicated. If the investor desires to redeem shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the LOI, would apply to the total investment made to date. LOI forms may be obtained from Performance Funds Trust or from investment dealers. Interested investors should read the LOI carefully.



      COMBINATION PRIVILEGE AND RIGHT OF ACCUMULATION. A Purchaser may qualify for a reduced sales charge by combining concurrent purchases of Class A shares of one or more of the Funds (excluding the Money Market Fund and the Treasury
Fund) or by combining a current purchase of Class A shares of a Fund with prior purchases of Shares of any Fund except the Money Market Fund and the Treasury Fund. The applicable sales charge is based on the sum of (i) the Purchaser's current purchase of Class A shares of any Fund (excluding the Money Market Fund and the Treasury Fund) sold with a sales charge plus (ii) the then current purchase of Class A shares of any Fund sold with a sales charge plus (ii) the then current NAV of all Class A shares held by the Purchaser in any Fund (excluding the Money Market Fund and the Treasury Fund). To receive the applicable public offering price pursuant to the right of accumulation, shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor.


      CLASS A SHARES SALES CHARGE WAIVERS. The following classes of investors may purchase Class A shares of the Funds with no sales charge in the manner described below (which may be changed or eliminated at any time by the Distributor):


      (1) Existing shareholders of a Fund upon the reinvestment of dividend and capital gain distributions;



      (2) Officers, trustees, directors, advisory board members, employees and retired employees of Trustmark and its affiliates, the Distributor and its affiliates (and spouses, children and parents of each of the foregoing);


      (3) Investors for whom Trustmark, a Trustmark correspondent bank or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity;

      (4) Fund shares purchased with the proceeds from a distribution from Trustmark or an affiliate trust or agency account (this waiver applies only to the initial purchase of a Fund subject to a sales load); and

      (5) Investors who purchase Shares of a Fund through a payroll deduction plan, a 401(k) plan, a 403(b) plan, or other defined contribution plans, which by its terms permits purchases of Shares.

      In addition, the Distributor may waive the sales charge for the purchase of a Fund's shares with the proceeds from the recent redemption of shares of another non-money market mutual fund that imposes a sales charge. The purchase must be made within 60 days of the redemption, and the Distributor must be notified in writing by the investor or by his or her financial institution at the time the purchase is made. A copy of the investor's account statement showing such redemption must accompany such notice. The Distributor may also periodically waive the sales charge for all investors with respect to a Fund.


      CLASS B AND C SHARES CDSC WAIVERS. The CDSC does not apply to (1) redemption of shares when a Fund exercises its right to liquidate accounts which are less than the minimum account size; (2) death or disability, as defined in
Section 72(m)(7) of the Code (if satisfactory evidence is provided to the Fund);
(3) minimum required distributions from qualified retirement plans to shareholders that have attained the age of 70-1/2; (4) redemptions of up to 12% of the account value annually using the Automatic Withdrawal Plan feature; and
(5) investors who purchases shares of a Fund through a payroll deduction plan, a 401(k) plan, a 403(b) plan, or other defined contribution plans, which by its terms permits purchases of shares. Lower sales charges are available depending upon the amount invested. A CDSC of 1% may apply on certain redemptions of Class A Shares that were purchased without a front-end sales charge. See "Distribution Arrangements/Sales Charges."



      In addition, the following circumstances are not deemed to result in a "redemption" of Class B or C shares for purposes of the assessment of a CDSC, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions, and exchange offers to which the Fund is a party; or (ii) exchanges for Class B shares of other Funds or Class C shares of other Portfolios of the Trust as described under "Exchange Privilege" in the Prospectuses.


      The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as a result of which: (i) disposal by the Trust of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Trust to determine the fair market value of its net assets.

      Each Fund may redeem shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act.


      The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which they are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund's NAV during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described in the Prospectuses, and such valuation will be made as of the same time the redemption price is determined.



                                    EXPENSES



      Except for the expenses paid by the Adviser and BISYS, the Funds bear all costs of their operations.


                        DETERMINATION OF NET ASSET VALUE


      NAV per share for each Fund is determined by BISYS on each day the NYSE and the Federal Reserve Bank are open for trading (a "Business Day"). The NAV per share is calculated at 12 noon (Eastern time) for the Money Market Fund and the Treasury Fund and at 4:00 p.m. (Eastern time) for all other Funds, Monday through Friday, on each Business Day, which excludes the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day Columbus Day and Veteran's Day. The NAV per share of each class of shares of the Fund is computed by dividing the net assets (i.e., the value of the assets less the liabilities) attributable to such class of shares by the total number of the outstanding shares of such class. All expenses, including fees paid to the Adviser, the Administrator and the Distributor are accrued daily and taken into account for the purpose of determining the net asset value.

      As indicated under "Fund Share Valuation" in the Prospectuses, the Money Market Fund and the Treasury Fund use the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a particular day, a prospective investor in the Money Market Fund or the Treasury Fund would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing shareholders of the Money Market Fund would receive correspondingly less income. The converse would apply during periods of rising interest rates.



      Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Money Market Fund and the Treasury Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of 13 months or less and invest only in Eligible Securities determined by the Board of Trustees to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to the Rule, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the Money Market Fund's or the Treasury Fund's price per share as computed for the purpose of sales and redemptions at $1.00. The extent of any deviations from $1.00 per share will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a NAV per share by using available market quotations.



      Securities of the Funds for which market quotations are available are valued at latest prices. Securities for which the primary market is a national securities exchange are valued at last reported sales price. Securities traded on NASDAQ are valued at the "Official Closing Price" as reported by NASDAQ. In the absence of any sale of such securities on the valuation date and in the case of other securities, including U.S. Government securities but excluding debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Futures contracts and options listed on a national exchange are valued at the last sale price on the exchange on which they are traded at the close of the NYSE, or, in the absence of any sale on the valuation date, at latest quoted bid prices. Options not listed on a national exchange are valued at latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost. In all cases, bid prices will be furnished by a reputable independent pricing service approved by the Board of Trustees and are based on yields or prices of securities of comparable quality, coupon, maturity and type; indications as to value from dealers; and general market conditions. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of the Funds for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees and in accordance with procedures adopted by the Board of Trustees.


      With respect to options contracts, the premium received is recorded as an asset and equivalent liability, and thereafter adjusts the liability to the market value of the option determined in accordance with the preceding paragraph. The premium paid for an option purchased by a Fund is recorded as an asset and subsequently adjusted to market value.

                             PORTFOLIO TRANSACTIONS

      The Trust has no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, the Adviser is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best execution taking into account the broker's general execution and operational facilities, the type of transaction involved and other factors. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.


      The Adviser may, in circumstances in which two or more brokers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a broker that has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received may be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Advisory Contracts, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by brokers through whom the Adviser places securities transactions for a Fund may be used by the Adviser in servicing its other accounts, and not all of these services may be used by the Adviser in connection with advising the Funds. In so allocating portfolio transactions, the Adviser may, in compliance with Section 28(e) of the Exchange Act, cause the Trust to pay an amount of commission that exceeds the amount of commission that another broker would have charged for effecting the same transaction.


      Except in the case of equity securities purchased by the Equity Funds, purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also may purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities and other debt obligations are traded on a net basis and do not involve brokerage commissions. The costs associated with executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. Any of the Funds may purchase obligations from underwriting syndicates of which the Distributor or affiliate is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act. Persons affiliated with the Adviser, the Fund or BISYS may also act as a broker for the Fund under certain conditions in accordance with the provisions of a rule under the 1940 Act.

      Purchases and sales of equity securities for the Equity Funds typically are affected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, the Distributor or its affiliates. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

      In placing orders for portfolio securities for the Equity Funds, the Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While the Adviser will generally seek reasonably competitive spreads or commissions, the Equity Funds will not necessarily be paying the lowest spread or commission available. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees.


      As permitted by Section 28 (e) of the Exchange Act, the Adviser may cause a Fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the Act) to the Adviser an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction. Securities transactions in Funds' portfolios may be directed to specific brokers in exchange for the payment of portfolio expenses of the broker, provided such transaction meets the best execution parameters described above and such commission rebates are not made in any portfolio subject to any expense limitation by the Adviser. The Funds do not presently engage in any commission rebate arrangements. The amounts of transactions involving commissions for research services and the services provided by such broker-dealers are periodically reviewed by the Board of Trustees. In no event will transactions in portfolio securities of the Funds be directed, nor will any remuneration, including commissions, mark-ups, or fees of any kind resulting from transactions in portfolio securities of the Funds be used to compensate brokers for the distribution of Fund shares.



      For the fiscal year ended May 31, 2006, the Money Market Fund, the Short Term Fund, the Treasury Fund, the Growth Portfolio, the Moderate Portfolio and the Conservative Portfolio did not pay any brokerage commissions. During the same period, the Mid Cap Equity Fund, Strategic Dividend Fund, Large Cap Equity Fund, and the Leaders Equity Fund paid $247,137, $25,030, $199,677 and $184,983, respectively, in brokerage commissions.



      For the fiscal year ended May 31, 2005, the Money Market Fund, the Short Term Fund, the Treasury Fund, the Growth Portfolio, the Moderate Portfolio and the Conservative Portfolio did not pay any brokerage commissions. During the same period, the Mid Cap Equity Fund, Strategic Dividend Fund, Large Cap Equity Fund, and the Leaders Equity Fund paid $226,845, $41,472, $258,710 and $252,285, respectively, in brokerage commissions.



      For the fiscal year ended May 31, 2004, the Money Market Fund, the Short Term Fund, the Treasury Fund, the Growth Portfolio, the Moderate Portfolio and the Conservative Portfolio did not pay any brokerage commissions. During the same period, the Mid Cap Equity Fund, Large Cap Equity Fund, and the Leaders Equity Fund paid $64,514, $159,189 and $169,573, respectively, in brokerage commissions.






      As of May 31, 2006, the following Funds held investments in securities of their regular broker-dealers:



                          APPROXIMATE AGGREGATE VALUE OF
                           ISSUER'S SECURITIES OWNED                NAME OF
FUND                          BY THE FUND AT 5/31/2006         BROKER OR DEALER
-----------------------   ------------------------------   -------------------------
Money Market Fund                    21,977,000            Merrill Lynch and Company
Money Market Fund                     5,006,000                 Bear Stearns
Large Cap Equity Fund                 1,232,000                 Citigroup, Inc.
Large Cap Equity Fund                 1,070,000                 Bear Stearns
Large Cap Equity Fund                   797,000            Merrill Lynch and Company
Strategic Dividend Fund                 592,000                 Citigroup, Inc.



      PORTFOLIO TURNOVER. Changes may be made in the portfolio consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. It is anticipated that the annual portfolio turnover rate normally will not exceed the amounts stated in the Funds' Prospectuses. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover rates of each Fund for the past five years are included in the Funds' financial highlights section of the Prospectuses.


                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION


      It is the policy of the Trust ("Disclosure Policies"), with respect to each of the Funds, to disclose to the general public the portfolio holdings of each of the Funds (1) in regular public filings made with the SEC and (2) in response to a request from a regulatory or other governmental entity. The Funds may also provide information regarding portfolio holdings to service providers where relevant to duties to be performed for the Fund. Such service providers include fund accountants, administrators, investment advisers, custodians, independent public accountants, and attorneys. Neither the Funds nor any service provider to the Funds may disclose material information about the Funds' holdings, trading strategies implemented or to be implemented in the Funds or about pending transactions in the Funds to other third parties except that information about portfolio holdings may be made available to such third parties:


-     Through disclosure in a Fund's latest annual or semi-annual report or Form
N-Q;


      - In marketing materials, provided that the information regarding portfolio holdings contained therein is at least fifteen days old;


      - On the Funds' website, provided that the Fund has disclosed in its Prospectus that such information will be available on its website; or



-     When the fund has a legitimate business purpose for doing so and


            -     the recipients are subject to a confidentiality agreement; or

            - the Board has determined that the policies of the recipient are adequate to protect the information that is disclosed; or - the information that is disclosed is at least at least 15 days old.

      Such disclosures shall be authorized by the President or Chief Compliance Officer of the Adviser and shall be reported periodically to the Board.


      In addition, the Board of Trustees may, on a case-by-case basis, authorize the disclosure of information as an exception to the disclosure policy or impose additional restrictions on the disclosure of information beyond those found in the disclosure policy.



      Neither the Funds nor the Adviser, or the Sub-Adviser may receive compensation or other consideration in connection with the disclosure of information about portfolio securities. The Board of Trustees has approved the disclosure policy and will review any material changes to the disclosure policy, and shall periodically review persons or entities receiving such information. The Board of Trustees may, on a case-by-case basis, authorize the disclosure of information as an exception to the Funds' Disclosure Policies or impose additional restrictions on the disclosure of information beyond those found in the Funds' Disclosure Policies.



      Portfolio holdings information made available to third parties for which the Fund has a legitimate business purpose ("non-standard service providers") include ratings agencies and other qualified financial professionals. Non-standardized service providers currently are Lipper Analytical Services, Moody's Investors Service, Morningstar, Standard & Poor's Rating Service and Bloomberg. The foregoing non standard-service providers list may be revised at any time and will be updated with each year's annual filing of the SAI.


                              FEDERAL INCOME TAXES


      The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.






      The discussions of the federal tax consequences in the Prospectuses and this Statement of Additional Information are based on the Internal Revenue Code (the "Code") and the laws and regulations issued thereunder as in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.



      FEDERAL - GENERAL INFORMATION. Each Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for corporate income tax. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.






      In addition to satisfaction of the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies or not income derived from an interest in a qualified publicly traded partnership. Also, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a the Fund does not hold more than 10% of the outstanding voting securities (including equity securities of a qualified publicly traded partnership) of such issuer), and no more than 25% of the value of the Fund's total assets may be invested (i) in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), (ii) in the securities of two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses or
(iii) in the securities of one or more qualified publicly traded partnerships. Each Fund intends to comply with these requirements.






      If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, the shareholders would recognize dividend income on distributions to the extent of such Fund's current and accumulated earnings and profits and corporate shareholders may be eligible for the dividends received deduction.



      The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.






      For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations.

      As of May 31, 2006, the following Funds had capital loss carry forwards approximating the amount indicated for federal tax purposes:



                                Amount      Expires
                              -----------   -------
The Money Market Fund         $       410    2011
The Money Market Fund         $       156    2012
The Money Market Fund         $       137    2013
The Money Market Fund         $     4,658    2014

The Short Term Fund           $   210,095    2008
The Short Term Fund           $   723,544    2009
The Short Term Fund           $    86,910    2012
The Short Term Fund           $    20,905    2013
The Short Term Fund           $   597,680    2014

The Intermediate Fund         $ 2,826,742    2009

The Strategic Dividend Fund   $   108,068    2014






      STATE AND LOCAL TAXES. Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.



      TAXATION OF INCOME FROM CERTAIN FINANCIAL INSTRUMENTS AND PFICS. The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by a Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.



      In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.


                          SHARES OF BENEFICIAL INTEREST

      Performance Funds Trust was organized as a Delaware business trust on March 11, 1992, and consists of multiple separate portfolios or series, ten of which are offered in this SAI. The Board of Trustees may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Funds are fully paid and non-assessable.


      Each Fund offers Class A shares (except for the Portfolios), Class B shares (except for the Short Term Fund, the Portfolios and the Strategic Dividend Fund) and Institutional Class shares (except for the Portfolios). In addition, as of the date of this SAI, shares of the Treasury Fund are not available for purchase. Each Portfolio offers Class C shares. Institutional Class shares and Class A, B and C shares are identical in all respects with the exception that the Class A shares are subject to a front end sales charge and Class B and Class C shares may be subject to a CDSC and Class A, B and C shares may be subject to Rule 12b-1 fees to which the Institutional Class shares are not subject. Purchases may be made through an authorized broker or financial institution, including the Fund, by mail or by wire. Call 1-800-737-3676, or contact your sales representative, broker-dealer or bank to obtain more information about the Funds' classes of shares.

      Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder's investment in such series. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder's investment in the Fund. The Funds currently offer their shares in multiple classes, each with different sales arrangements and bearing different expenses. Under the Funds' Trust Instrument, the Boards of Trustees are authorized to create new portfolios or classes without the approval of the shareholders of the applicable Fund. Each share will have a pro rata interest in the assets of the Fund portfolios to which the shares of that series relates, and will have no interest in the assets of any other Fund portfolio. In the event of liquidation, each share of a Fund would have the same rights to dividends and assets as every other share of that Fund, except that, in the case of a series with more than one class of shares, such distributions will be adjusted to appropriately reflect any charges and expenses borne by each individual class. Each Fund's Board of Trustees is also authorized to create new classes without shareholder approval. When certain matters affect one class but not another, the shareholders would vote as a class regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by Fund or Portfolio unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a Fund's fundamental investment policies would be voted upon only by shareholders of the Fund involved. Additionally, approval of the Advisory Contract is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other Funds to approve the proposal as to those Funds. As used in the Prospectus and in this SAI, the term "majority", when referring to approvals to be obtained from shareholders of a Fund or class means the vote of the lesser of (i) 67% of the shares of the Fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the Fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund or class. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.



      The Trust may dispense with annual meetings of shareholders in any year in which it is not required to elect trustees under the 1940 Act. However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a Trustee is requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.


      Each share of a Fund represents an equal proportional interest in that Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

      Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.


As of September 8, 2006, the following were five percent or greater shareholders of the Funds:

                                MONEY MARKET FUND


                               SHARE BALANCE    PERCENTAGE
                               --------------   ----------
INSTITUTIONAL CLASS

Trustmark National Bank,TTE    501,140,090.53     99.82%

VariousTrust Accounts
248 E. Capitaol St. Room 580
Jackson, MS 39201

CLASS A SHARES

William C. Deviney               3,223,572        8.60%
PO Box 6717
Jackson, MS 39282

Pllc Brunini Grantham Grower     3,047,343.850    8.13%
Hewes Pllc
248 E Cap St
Jackson  Ms  392050119


                        SHORT TERM GOVERNMENT INCOME FUND


                               SHARE BALANCE   PERCENTAGE
                               -------------   ----------
INSTITUTIONAL CLASS

Trustmark National Bank Ttee    7,615,675.422   95.16%
Various Trust Accounts
248 E Capitol St Rm 580
Jackson  Ms  392012503

CLASS A SHARES
None


                          INTERMEDIATE TERM INCOME FUND


                               SHARE BALANCE   PERCENTAGE
                               -------------   ----------
INSTITUTIONAL CLASS

Trustmark National Bank Ttee    7,128,908.037    95.63%

Various Trust Accounts
248 E Capitol St Rm 580
Jackson  Ms  392012503

CLASS A SHARES
None

CLASS B SHARES
None

                             STRATEGIC DVIDEND FUND


                               Share Balance   Percentage
                               -------------   ----------
INSTITUTIONAL CLASS

Trustmark National Bank Ttee    3,887,947.861    92.06%
Various Trust Accounts
248 E Capitol St Rm 580
Jackson  Ms  392012503

CLASS A SHARES

Clayton Hill Gordon                7,324         5.67%
Grace F. Gordon
363 Lakewood Drive
Bloomfield, MI 48304

Deborah B. Gordon                 13,970         10.8%
2003 Eagle Pointe
Bloomfield, MI 48304
John H. Gordon                    10,919         8.44%
John H. Gordon IV Trust
2003 Eagle Pointe
Bloomfield, MI 48304


                              LARGE CAP EQUITY FUND


                               SHARE BALANCE   PERCENTAGE
                               -------------   ----------
INSTITUTIONAL CLASS

Trustmark National Bank Ttee    3,316,772.912   90.95%
Various Trust Accounts
248 E Capitol St Rm 580
Jackson  Ms  392012503

CLASS A SHARES
None

CLASS B SHARES
None

                               MID CAP EQUITY FUND


                               SHARE BALANCE   PERCENTAGE
                               -------------   ----------
INSTITUTIONAL CLASS

Trustmark National Bank Ttee    2,916,950.421    91.41%
Various Trust Accounts
248 E Capitol St Rm 580
Jackson  Ms  392012503

CLASS A SHARES
None

CLASS B SHARES
None


                               LEADERS EQUITY FUND


                               SHARE BALANCE   PERCENTAGE
                               -------------   ----------
INSTITUTIONAL CLASS

Trustmark National Bank Ttee    4,389,940.093    97.02%
Various Trust Accounts
248 E Capitol St Rm 580
Jackson  Ms  392012503

CLASS A SHARES
None

CLASS B SHARES
None

                            ADVISOR GROWTH PORTFOLIO

CLASS C SHARES

None

                           ADVISOR MODERATE PORTFOLIO

CLASS C SHARES

None

                         ADVISOR CONSERVATIVE PORTFOLIO

CLASS C SHARES

None


A Shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined under applicable securities laws) of the Fund.

                                OTHER INFORMATION


      The Trust's Registration Statement, including the Prospectuses, the SAI and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.



Householding. Shareholders will receive mailings of the shareholder report and Prospectuses on a regular basis. To reduce Fund expenses, related shareholders will be identified and mailed only one document. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 1-800-737-3676.



THE PROSPECTUSES AND THIS SAI ARE NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO SALESMAN, DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THE PROSPECTUSES AND THIS SAI.


                                    CUSTODIAN


      Trustmark National Bank, 248 E Capitol Street, RM 580, Jackson, MS 39201-2503 acts as Custodian for the Funds. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund; receives and delivers all assets for each Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Trustmark National Bank receives an asset-based fee and transaction charges.



      For the fiscal year ended May 31, 2006, the Money Market Fund, the Short Term Fund, the Intermediate Fund, the Strategic Dividend Fund, the Large Cap Equity Fund, the Mid Cap Equity Fund, the Leaders Equity Fund, the Growth Portfolio, the Moderate Portfolio, and the Conservative Portfolio accrued $206,400, $39,584, $23,953, $11,210, $35,241, $41,276, $19,914, $3,841, $5,129
and $3,318, respectively, to the Custodian. During the same period, Trustmark National Bank waived custodian fees of $1,921, $2,565 and $1,659 for the Growth Portfolio, the Moderate Portfolio and the Conservative Portfolio, respectively.
*



      For the fiscal year ended May 31, 2005, the Money Market Fund, the Short Term Fund, the Intermediate Fund, the Strategic Dividend Fund, the Large Cap Equity Fund, the Mid Cap Equity Fund, the Leaders Equity Fund, the Growth Portfolio, the Moderate Portfolio and the Conservative Portfolio paid $211,748, $32,804, $32,157, $3,250, $39,250, $35,937, $14,913, $3,161, $4,239 and $2,712,
respectively, to the Custodian. During the same period, Trustmark National Bank waived custodian fees of $1,581, $2,120 and $1,356 for the Growth Portfolio, the Moderate Portfolio and the Conservative Portfolio, respectively. *



      For the fiscal year ended May 31, 2004, the Money Market Fund, the Short Term Fund, the Intermediate Fund, the Large Cap Equity Fund, the Mid Cap Equity Fund, the Leaders Equity Fund, the Growth Portfolio, the Moderate Portfolio and the Conservative Portfolio paid $209,535, $38,657, $32,739, $42,213, $34,494,
$11,174, $1,935, $1,928 and $1,754, respectively, to the Custodian. During the same period, Trustmark National Bank waived custodian fees of $967, $964 and $877 for the Growth Portfolio, the Moderate Portfolio and the Conservative Portfolio, respectively. **





* no information is provided for the Treasury Fund, which had no operations during the reporting periods.

** no information is provided for the Treasury Fund and the Strategic Dividend
   Fund, which had no operations during the reporting periods.

                            SECURITIES LENDING AGENT

      The Funds have retained J.P. Morgan Chase as its securities lending agent and will compensate that firm based on a percentage of the profitability generated by securities lending transactions effected on the behalf of the Funds.

                                  LEGAL COUNSEL


      Drinker Biddle & Reath LLP serves legal counsel for the Trust and the Trust's Independent Trustees. The address of Drinker Biddle & Reath is One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996.



                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



      KPMG LLP ("KPMG"), 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215, is the independent registered public accounting firm for the Funds beginning in the current fiscal year ending May 31, 2007. KPMG provides financial auditing services as well as certain tax return preparation services for the Funds.





                              FINANCIAL STATEMENTS


      Financial Statements for the Funds (except for the Treasury Fund) as of May 31, 2006 and for the period then ended as contained in the Annual Report to Shareholders are incorporated by reference, such Financial Statements having been audited by PricewaterhouseCoopers LLP, the Trust's former independent registered public accounting firm, and is so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting. PricewaterhouseCoopers LLP's address is 100 East Broad Street, Columbus, Ohio 43215.

                                   APPENDIX A

      The following is a description of the ratings by Moody's and Standard & Poor's.

                         MOODY'S INVESTORS SERVICE, INC.

      Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      CA: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      UNRATED: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

      1.    An application for rating was not received or accepted.

      2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

      3.    There is a lack of essential data pertaining to the issue or issuer.

      4. The issue was privately placed, in which case the rating is not published in Moody's Investors Services, Inc.'s publications.

      Suspension or withdrawal may occur if new and material circumstances arise the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

      Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1 and B-1

                          STANDARD & POOR'S CORPORATION


      AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's Corporation ("S&P"). Capacity to pay interest and repay principal is extremely strong.


      AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

      A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

      BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

      BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

      C1: The rating C1 is reserved for income bonds on which no interest is being paid.

      D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

      PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Appendix B

                                PERFORMANCE FUNDS
                               PROXY VOTING POLICY

It is the policy of the Board of Trustees of Performance Funds (the "Board") to delegate the responsibility for voting proxies relating to portfolio securities to each investment adviser as a part of the adviser's general management of the portfolio, subject to the Board's continuing oversight. The following are the guidelines adopted by the Board for the administration of this policy:

Fiduciary Duty

The right to vote a proxy with respect to portfolio securities held in portfolios of Performance Funds (the "Funds") is an asset of the Funds. Each adviser to whom authority to vote on behalf of the Funds is delegated acts as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and its shareholders.

Review of Policies & Procedures

Each adviser must present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents. The Board shall review the policies, procedures and other guidelines presented by each adviser to determine that they meet the requirements of this policy.

Reporting


EACH ADVISER MUST INCLUDE IN ITS BOARD PRESENTATION MATERIALS ONCE EACH YEAR A report of proxies, with respect to which the adviser or its affiliates have such a relationship that proxies presented with respect to those companies give rise to a conflict of interest between the adviser and the Funds, indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.


Subadvisers

The adviser may, but is not required to further delegate the responsibility for voting proxies relating to portfolio securities to a sub-adviser retained to provide investment advisory services to portfolios of the Funds. If such responsibility is delegated to a sub-adviser, the sub-adviser shall assume the reporting responsibilities of the adviser under these policy guidelines.

Record Retention

Each adviser will maintain such records with respect to the voting of proxies as may be required by the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder or by the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Revocation

The delegation of authority by the Board to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

                          TRUSTMARK INVESTMENT ADVISORS
                             PROXY VOTING PROCEDURES

The Firm's Policy & Procedures Manual regarding proxy voting provides:

      Subject to the adoption of procedures or guidelines by the Board or specific written direction from a client, proxy voting shall be the responsibility of the Investment Committee, which may delegate such aspects of this responsibility as it may consider appropriate to designated officers or employees of the Firm.

These procedures are adopted by the Investment Committee (the "Committee") pursuant to the policy cited above.

1. Evaluation and Voting

The President of the Firm may designate one or more employees of the Firm (the "designated employee") to review each proxy received by the Firm which the Firm has the responsibility to vote. The designated employee will review the issues presented by the proxy and, where it is appropriate to do so will vote the proxy in accordance with the proxy voting guidelines.

If the proxy presents issues not addressed in the proxy voting guidelines or the designated employee believes that one or more issues presented by the proxy should not be voted as indicated by the guidelines, the designated employee will prepare a memorandum with respect to the proxy setting out:

      -     the issue presented;

      - the interests of the Firm or of affiliates of the Firm, if any, in the issue;

      -     the interest of the client accounts in the issue presented and

      -     a recommendation for voting the proxy.

The memorandum will include a record of all external conversations and copies of all other materials that were material to the evaluation and recommendation made by the designated employee.

The memorandum will be presented to the President who will:

      -     direct that the proxy be voted as recommended by the memorandum;

      -     return the memorandum for further consideration; or

      - in the case of a potential conflict of interest or basic disagreement about the voting of the proxy, submit the memorandum to the Committee for direction with respect to the voting of the proxy.

      -

It is the responsibility of the President of the Firm to ensure that proxies are voted timely and in the manner he or she directs.

The President will submit a report to the Committee setting out those proxies that have been voted since the last meeting of the Committee.

CONFLICTS OF INTEREST

The Firm will maintain a list of those companies which issue publicly traded securities and with which the Firm or its affiliates have such a relationship that proxies presented with respect to those companies may, or may be perceived to give rise to a conflict of interest between the Firm and its clients. Examples of such a relationship include:

      - Companies affiliated with directors, or immediate family members of directors of the Firm or of affiliates of the Firm;

      - Companies affiliated with officers, or immediate family members of officers of the Firm or affiliates of the Firm;

      - Companies that maintain significant business relationships with the Firm or with affiliates of the Firm, or with which the Firm or an affiliate of the Firm is actively seeking a significant business relationship.

Proxies that are received from companies on the list will be directed to the Committee for its consideration. The Committee will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Firm's commitment to vote proxies in the best interests of client accounts, how the proxy will be handled. If it is appropriate to do so, the Committee may direct the President:

      - to vote the proxy in accordance with voting guidelines adopted by the Firm and in force at the time the proxy was received,

      - employ an outside service provider to advise in the voting of the proxy,

      - employ an outside service provider to vote the proxy on behalf of the Firm and its clients, or

      - decline to vote the proxy because the cost of addressing the potential conflict of interest is greater than the benefit to the clients of voting the proxy.

2. Delegation of Proxy Voting

In the alternative, if it believes such an arrangement is reasonably designed to ensure that the Firm will vote client securities in the best interest of the clients and will avoid material conflicts between the Firm and its clients, the Committee may recommend to the Board one or more unaffiliated service providers (the "designated providers") either to advise the Firm with respect to voting proxies, or to which the Firm may delegate the responsibility for voting proxies which the Firm has the responsibility to vote. The designated provider will review the issues presented by each proxy and, will vote the proxy on behalf of the Firm in accordance with its proxy voting guidelines.

3. REPORTING

The President of the Firm will submit a report to the Committee of each proxy voted by the Firm since the last meeting of the Committee. Where an outside service provider has been involved either to advise the Firm with respect to voting of the proxy or to vote the proxy on behalf of the Firm, the President will submit a separate report to the Committee including reports, memoranda or other materials received from the outside service provider relating to the voting of proxies.

                          TRUSTMARK INVESTMENT ADVISORS
                             PROXY VOTING GUIDELINES

Section 1.7 of the Investment Adviser Co. Policies & Procedures Manual provides:

      It is the policy of the Firm that, absent compelling reasons why a proxy should not be voted, all proxies relating to client securities should be voted.

The key element underlying any evaluation of the interest of an advisory account in an issue presented to the shareholders of the company is the effect, if any, a proposal could have on the current or future value of the investment. While the Firm will evaluate each issue on its merits, the following are guidelines generally followed in voting proxies:

MANAGEMENT PROPOSALS

To the extent that management's proposals do not infringe on stockholder rights, the Firm will generally support their position. Management sponsored resolutions can be grouped into five main categories: Standard Proposals, Capitalization Proposals, Non-Salary Compensation Programs, Anti-Takeover Measures and Miscellaneous Corporate Governance Matters.

      I. STANDARD PROPOSALS

      The Firm will generally support management's proposals to:

            -     Elect or re-elect members of the board of directors

            -     Select outside auditors

            -     Set the annual meeting date and location

            -     Eliminate preemptive rights or dual classes of stock

            -     Establish dividend reinvestment plans

            -     Provide cumulative voting for directors

            -     Indemnify directors, officers and employees

            -     Change the corporate name

      II. CAPITALIZATION PROPOSALS

      The Firm will generally support proposals to:

            -     Increase the authorized number of common shares

            -     Adjust of par value

            -     Establish flexible schedules of preferred dividends

            -     Repurchase shares

            -     Authorize stock splits or stock dividends

            -     Establish anti-greenmail measures

      III. NON-SALARY COMPENSATION PROGRAMS


      The Firm will generally support stock or other non-salary compensation plans that afford incentives based on performance, as opposed to risk-free rewards, including:


            -     Performance incentives

            -     Stock option plans

            -     Stock purchase or stock ownership plans

            -     Thrift/Profit Sharing plans

      However, the Firm tends to not support plans that:

            -     Cause excessive dilution

            -     Award options at deep discount to the market

      IV. ANTI-TAKEOVER MEASURES

      The Firm believes that charter and by-law amendments designed to thwart takeover attempts sometimes undermining the prospects for realizing maximum appreciation, and thus, not always in the best interest of shareholders. The Firm will evaluate the following anti-takeover measures on a case-by-case basis:

            -     Fair pricing procedures

            -     Super majority rules

            -     Board classification

            -     Bars to written consent

            -     Incumbent-entrenchment measures

            -     Re-incorporation measures

            -     Control share measures

            -     Poison Pill resolutions

      V. MISCELLANEOUS CORPORATE GOVERNANCE MATTERS

      The Firm will generally support proposals to:

            -     Limit directors' liability

            -     Authorize indemnification agreements

            -     Meet SEC/NASD quorum requirements

            -     Reorganize as a holding company

SHAREHOLDER PROPOSALS

The Firm recognizes that shareholders regularly make various proposals which they perceive as offering social (and, at times, economic) benefits to both the corporation and its shareholders. While the Firm acknowledges that economic and social considerations are often closely intertwined, in most cases the management group and elected directors are best positioned to make corporate decisions on these proposals.

The Firm generally supports management's position on shareholder proposals presented by proxy.

ORLEANS CAPITAL MANAGEMENT (THE "COMPANY")

PROXY VOTING. DOL Interpretive Bulletin 94-2 (see Section XXIII) provides a summary of proxy voting duties for ERISA plan assets. The Chief Compliance Officer (CCO) will review this Bulletin prior to the Company exercising proxy voting rights in regard to any ERISA plan assets under management.

            1.    PROXY VOTING POLICIES

      The Company shall vote proxies related to securities held by any client in a manner solely in the interest of the client. The Company shall consider only those factors that relate to the client's investment, including how its vote will economically impact and affect the value of the client's investment. Proxy votes generally will be cast in favor of proposals that maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer's board of directors and management, and maintain or increase the rights of shareholders; proxy votes generally will be cast against proposals having the opposite effect. In voting on each and every issue, the Company shall establish a proxy voting committee. This committee will be responsible for voting proxies in the best interests of the Company's clients. The CCO will be the chair of this committee and will be the person responsible for its decisions on proxy voting and shall vote in a prudent and diligent fashion and only after a careful evaluation of the issue presented on the ballot.

            2.    PROXY VOTING PROCEDURES

      a. Unless the power to vote proxies for a client is reserved to that client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries), the CCO for the client's account will be responsible for voting the proxies related to that account.

      b. All proxies and ballots will be logged in upon receipt and the materials will be forwarded to the CCO.

      c. Prior to voting, the CCO will verify that he or she has the authority to vote, and if so, will determine whether his or her voting is subject to guidelines issued by the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries).

      d. The CCO will promptly vote proxies received in a manner consistent with the Proxy Voting Policies and Procedures stated above and guidelines (if any) issued by client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries).

      e. The CCO will note on the cover page of the proxy how he or she voted on each issue. The proxy will then be filed in the proper client's file and becomes a permanent part of the records of the Company.

      f. On an ongoing basis, the CCO will monitor corporate management of issuers whose securities are held by clients whose accounts he or she manages and where appropriate will communicate with the management of such issuers.

      g.    Periodically, the CCO will:

            1. Verify that all annual proxies for the securities held in the clients managed by the Company have been received;

            2. Verify that each proxy received has been voted in a manner consistent with the Proxy Voting Policies and Procedures and the guidelines (if any) issued by the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries);

            3. Report to the client how each proxy sent to Company on behalf of the client was voted, by forwarding a copy of the completed ballot card or in some other written manner;

            4. Review the files to verify that records of the voting of the proxies have been properly maintained; and

            5. Prepare a written report for each client regarding compliance with the Proxy Voting Policies and Procedures.

                            PERFORMANCE FUNDS TRUST

                            PART C. OTHER INFORMATION


ITEM 23. EXHIBITS.


     (a)  Trust Instrument, dated March 11, 1992

               Filed herein.

     (b)  (i)  By-Laws, dated March 11, 1992

               Filed herein.

          (ii) Amendment to By-Laws, dated March 27, 1997

               Incorporated by reference to Exhibit (2)(b) of Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on September 26, 1997.

     (c)  N/A

     (d) (i) Revised Master Investment Advisory Contract, dated May 19, 1992, between Registrant and Trustmark National Bank

               Filed herein.

          (ii) Transfer and Assumption Agreement, dated June 1, 2002, between Trustmark Investment Advisers, Inc., Trustmark National Bank and Registrant

               Incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on September 27, 2002.

          (iii) Investment Advisory Contract Supplement for the Leaders Equity Fund, dated August 15, 2000

               Filed herein.

          (iv) Investment Advisory Contract Supplement for the Short Term Government Income Fund, dated May 19, 1992

               Filed herein.

          (v) Investment Advisory Contract Supplement for the Intermediate Term Income Fund, dated May 19, 1992

               Filed herein.

          (vi) Investment Advisory Contract Supplement for the Large Cap Equity Fund (fka Equity Fund), dated May 19, 1992

               Filed herein.

          (vii) Investment Advisory Contract Supplement for the Money Market Fund, dated May 19, 1992

               Filed herein.

          (viii) Investment Advisory Contract Supplement for the Mid Cap Equity Fund (fka Mid Cap Growth Fund), dated December 13, 1993

               Filed herein.

          (ix) Investment Advisory Contract Supplement for the Strategic Dividend Fund, dated August 17, 2004

               Filed herein.

          (x) Investment Advisory Contract Supplement for the Performance Advisor Portfolios, dated February 19, 2003

               Filed herein.

          (xi) Sub-Advisory Agreement for the Performance Strategic Dividend Fund, dated October 12, 2004, between Registrant, Trustmark Investment Advisors and Orleans Capital Management

               Incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on July 15, 2005

          (xii) Expense Limitation Agreement dated August 17, 2004 between Trustmark Investment Advisors, Inc. and Registrant.

               Filed herein.

          (xiii) Service Organization Agreement dated April 28, 2004, as restated July 25, 2005, between Registrant and Trustmark National Bank

               Filed herein.

     (e) Distribution Agreement, dated August 16, 2005, by and between Performance Funds Trust and Performance Funds Distributor, Inc.

               Filed herein.

     (f)  Not applicable

     (g) Custody Agreement, dated May 19, 1992 between Registrant and Trustmark National Bank

               Incorporated by reference to Pre-Effective Amendment No.3 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on May 22, 1992.

     (h) (i) Administration Agreement dated December 1, 2003 between Registrant and BISYS Fund Services Ohio, Inc.

               Filed herein.

          (ii) Amendment to Administration Agreement dated October 1, 2005 between Registrant and BISYS Fund Services Ohio, Inc.

               Filed herein.

          (iii) Fund Accounting Agreement, dated December 1, 2003, between Registrant and BISYS Fund Services Ohio, Inc.

               Filed herein.

          (iv) Transfer Agency Agreement, dated December 1, 2003, between Registrant and BISYS Fund Services Ohio, Inc.

               Filed herein.

          (v) Compliance Services Agreement, dated August 18, 2004, between Registrant and BISYS Fund Services Ohio, Inc.

               Incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on July 15, 2005.

          (vi) Website Services Agreement dated July 1, 2004, between Registrant, BISYS Fund Services Ohio, Inc. and Trustmark Investment Advisors.

               Incorporated by reference to Exhibit (h)(14) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on July 15, 2005.

          (vii) Joint Marketing Agreement dated December 31, 2000, between Registrant, Trustmark National Bank and Trustmark Financial Services, Inc.

               Incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on July 24, 2001.

          (viii) Distribution Services Agreement dated August 16, 2005, between Performance Funds Distributor, Inc. and Trustmark Investment Advisors.

               Filed herein.

          (ix) Form of Dealer Agreement

               Filed herein.

          (x)  Form of Selling Group Agreement

               Filed herein.

          (xi) Securities Lending Agreement dated November 8, 2005 between JP Morgan Chase Bank and Registrant

               Filed herein.

          (xii) Form of Rule 22c-2 Services Agreement.

               Filed herein.

          (xiii) Form of Distribution Support Agreement.

               Filed herein.

          (xiv) Form of Shareholder Information Agreement as Addendum to Dealer Agreement and Selling Group Agreement

               Filed herein.

     (i)  Opinion and Consent of Counsel

               Filed herein.

     (j)  Consent of Independent Registered Public Accounting Firm

               Filed herein.

     (k)  Not applicable

     (l)  Initial Capital Agreement

               Incorporated by reference to Pre-Effective Amendment No.1 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on April 29, 1992.

     (m) (i) Class A Distribution Plan of Registrant, dated June 23, 1998, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940

               Incorporated by reference to Exhibit (15)(c) to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on September 30, 1998.

          (ii) Class B Distribution Plan of Registrant, dated June 23, 1998, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940

               Incorporated by reference to Exhibit (15)(d) to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on September 30, 1998.

          (iii) Class C Distribution Plan of Registrant, dated February 18, 2003, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940

               Incorporated by reference to Exhibit (m)(4)(ii) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on March 14, 2003.

          (iv) Rule 12b-1 Distribution Plan and Agreement Supplement for Strategic Dividend Fund, dated August 17, 2004

               Incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on July 15, 2005.

     (n)  Amended and Restated 18f-3 Plan, dated August 17, 2004

               Incorporated by reference to Exhibit (n)(4) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on September 30, 2004.

     (o)  Not applicable

     (p)  (i)  Code of Ethics of Performance Funds Trust

               Filed herein.

          (ii) Code of Ethics of Trustmark Investment Advisors, Inc.

               Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N1-A, as filed with the Securities and Exchange Commission on September 30, 2005.

          (iii) Code of Ethics of Orleans Capital Management

               Incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on September 30, 2004.

          (iv) Code of Ethics of BISYS Fund Services Ohio, Inc.

               Filed herein.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         None.

ITEM 25. INDEMNIFICATION.

         As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Article X of the Registrant's Trust Instrument (Exhibit 1 to the Registration Statement), Section 4 of the Master Investment Advisory Contract (Exhibit 5(a) to this Registration Statement) and
Section 1.12 of the Master Distribution Contract (Exhibit 6 to this Registration Statement), officers, trustees, employees and agents of the Registration will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         The Registrant will purchase an insurance policy insuring its officers and trustees against liabilities, and certain costs of defining claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

         Section 4 of the Master Investment Advisory Contract (Exhibit (d) to this Registration Statement) and Section 1.12 of the Master Distribution Contract (Exhibit (e) to this Registration Statement) limit the liability of Trustmark National Bank to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

         The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, By-Laws, Investment Advisory Contract and Distribution Contract in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(I) of such Act remain in effect and are consistently applied.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         Trustmark Investment Advisors, Inc is a wholly-owned Subsidiary of Trustmark National Bank which in turn is a subsidiary of Trustmark Corporation, a bank holding company located in Jackson, Mississippi. Information regarding the directors and officers of the Investment Advisor is included in the Investment Advisors Form ADV on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference herein.

         Orleans Capital Management Company ("OCM"), the sub-adviser of the Strategic Dividend Fund, is a registered investment adviser with offices located in New Orleans, Louisiana. Information regarding the directors and officers of OCM is included in its Form ADV on file with the SEC and is incorporated by reference herein.

ITEM 27. PRINCIPAL UNDERWRITER.


         (a) Performance Funds Distributor, Inc. 100 Summer Street, Suite 1500, Boston MA 02110, acts as Distributor/ Underwriter for no other registered investment company.


         (b)      Officers and Directors.


NAME AND PRINCIPAL
POSITIONS AND OFFICES
BUSINESS ADDRESS*                              POSITIONS AND OFFICES
WITH UNDERWRITER                               WITH REGISTRANT
----------------                               ---------------

Brian K. Bey                                           None
President
Anti-Money Lendering Officer,
and Acting Chief Compliance Officer

Elliott Dobin                                          None
Secretary

James E, Pike                                          None
Financial and
Operations Principal
         (c)      Not applicable.


ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS.

         (a) All accounts, books and other documents required to be maintained by the Investment Adviser and the Custodian pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Trustmark National Bank and Trustmark Financial Service, Inc, 248 East Capitol Street, Jackson, Mississippi, 39201.

         (b) All accounts, books and other documents required to be maintained by the Fund Accountant and Administrator pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of BISYS Fund Services, Inc.*



         (c) All accounts, books and other documents required to be maintained by the Distributor pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Performance Funds Distributor, Inc. **

*  3435 Stelzer Road, Columbus, Ohio 43219 address.

** 100 Summer St., Suite 1500, Boston, MA 02110 address.


ITEM 29. MANAGEMENT SERVICES

         Not Applicable.

ITEM 30. UNDERTAKINGS.

         Not Applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 29 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jackson, and State of Mississippi, on September 29, 2006.



                                          PERFORMANCE FUNDS TRUST
(REGISTRANT)


                                          By: /s/ DUANE DEWEY
                                          Duane Dewey, President



         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE DATE                  TITLE                           DATE
--------------                  -----                           ----

/s/ JAMES H. DAUGHDRILL, III**  Trustee                   September 29, 2006
James H. Daughdrill, III

/s/ SHIRLEY OLSON**             Trustee                   September 29, 2006
Shirley Olson

/s/ WALTER P. NEELY*            Trustee                   September 29, 2006
Walter P. Neely

/s/ JOE J. POWELL III*          Trustee                   September 29, 2006
Joe J. Powell III

/s/ WALTER B. GRIMM***          Trustee                   September 29, 2006
Walter B. Grimm

/s/ CHRISTOPHER E. SABATO       Treasurer and             September 29, 2006
Christopher E. Sabato           Principal Accounting
                                Officer



*By: /s/ CURTIS BARNES
         Curtis Barnes, Attorney-in-Fact pursuant to Power of Attorney previously filed and incorporated by reference herein.


**:  /s/ CURTIS BARNES
         Curtis Barnes, Attorney-in-Fact pursuant to Power of Attorney previously filed and incorporated by reference herein.

***: /s/ CURTIS BARNES
         Curtis Barnes, Attorney-in-Fact pursuant to Power of Attorney previously filed and incorporated by reference herein.